THE DFA INVESTMENT TRUST COMPANY
PORTFOLIO HOLDINGS REPORT
July 31, 2026
(UNAUDITED)
Table of Contents
Definitions of Abbreviations and Footnotes
Schedules of Investments
The U.S. Large Cap Value Series
The DFA International Value Series
The Japanese Small Company Series
The Asia Pacific Small Company Series
The United Kingdom Small Company Series
The Continental Small Company Series
The Canadian Small Company Series
The Emerging Markets Series
The Emerging Markets Small Cap Series
Notes to Financial Statements
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Other
Subsequent Event Evaluations

THE DFA INVESTMENT TRUST COMPANY
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedules of Investments
Investment Abbreviations
ADR	American Depositary Receipt
CPI	Consumer Price Index
GDR	Global Depositary Receipt
GO	General Obligation
OAT	Obligations Assimilables du Tresor
REIT	Real Estate Investment Trust

Investment Footnotes
†	See Security Valuation Note within the Notes to Schedules of Investments.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
Ɏ	Represents 7 Day subsidized yield as of 7/31/26
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
Ω
Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity
Guidelines. The liquidity determination is unaudited.

††	Security valued using significant unobservable inputs (Level 3).

The U.S. Large Cap Value Series
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)

		Shares	Value†
COMMON STOCKS — (98.2%)
COMMUNICATION SERVICES — (4.4%)
#	AT&T, Inc.	11,319,869	$263,186,955
#*	Charter Communications, Inc., Class A	319,135	46,268,192
	Comcast Corp., Class A	6,366,035	152,530,199
	Electronic Arts, Inc.	251,621	52,805,183
	Fox Corp. (FOX US), Class B	422,883	21,964,543
#	Fox Corp. (FOXA US), Class A	1,001,658	58,326,545
#*	Liberty Media Corp.-Liberty Formula One (FWONA US), Class A	39,281	3,527,827
*	Liberty Media Corp.-Liberty Formula One (FWONK US), Class C	239,187	23,471,420
	Meta Platforms, Inc., Class A	256,169	142,611,844
	News Corp. (NWS US), Class B	973	30,426
	News Corp. (NWSA US), Class A	377,984	10,417,239
#	Omnicom Group, Inc.	234,940	18,489,778
*	Take-Two Interactive Software, Inc.	1	243
#	T-Mobile U.S., Inc.	777,497	134,281,507
	Verizon Communications, Inc.	6,492,900	303,932,649
	Walt Disney Co.	881,699	84,810,627
*	Warner Bros Discovery, Inc.	1,889,415	49,691,614
TOTAL COMMUNICATION SERVICES			1,366,346,791
CONSUMER DISCRETIONARY — (7.5%)
*	Amazon.com, Inc.	4,422,175	1,200,974,286
*	Aptiv PLC	232,005	13,101,322
	Aramark	418,174	23,823,373
#	Autoliv, Inc.	113,074	13,927,325
	BorgWarner, Inc.	158,149	10,080,417
	Carnival Corp. Ltd.	3,530,913	98,194,691
#	Dick's Sporting Goods, Inc.	79,929	15,658,890
	DR Horton, Inc.	694,388	99,339,147
#	Ford Motor Co.	13,541,066	198,782,849
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Garmin Ltd.	339,343	$99,692,187
	General Motors Co.	3,735,849	331,967,542
	Gentex Corp.	245,667	5,738,781
#	Hyatt Hotels Corp., Class A	22,222	3,867,961
	Lennar Corp. (LEN US), Class A	300,353	24,734,070
#	Lennar Corp. (LENB US), Class B	15,338	1,237,777
*	Liberty Live Holdings, Inc., Class A	7	663
*	MGM Resorts International	333,859	14,880,096
#	NIKE, Inc., Class B	869,872	36,282,361
*	NVR, Inc.	3,360	20,654,088
#	Penske Automotive Group, Inc.	65,718	14,281,179
#	PulteGroup, Inc.	663,387	83,898,554
#*	Rivian Automotive, Inc., Class A	53,965	821,347
	Royal Caribbean Cruises Ltd.	38,935	12,393,011
	Somnigroup International, Inc.	33,971	2,219,325
*	Versigent PLC	116,721	4,826,413
TOTAL CONSUMER DISCRETIONARY			2,331,377,655
CONSUMER STAPLES — (4.0%)
#	Archer-Daniels-Midland Co.	799,300	63,360,511
#	Bunge Global SA	365,951	38,874,975
	Casey's General Stores, Inc.	32,557	28,357,147
	Church & Dwight Co., Inc.	388,177	38,355,769
#	Constellation Brands, Inc., Class A	126,215	16,436,980
	Dollar General Corp.	596,006	75,722,562
*	Dollar Tree, Inc.	327,592	41,672,978
#	General Mills, Inc.	529,785	18,939,814
	J.M. Smucker Co.	135,541	16,164,620
	Kenvue, Inc.	5,492,943	105,684,223
	Keurig Dr. Pepper, Inc.	1,271,124	39,557,379
#	Kraft Heinz Co.	1,138,366	29,426,761
	Kroger Co.	2,328,195	134,429,979
	Mondelez International, Inc., Class A	1,870,755	116,566,744
*	Performance Food Group Co.	56,257	6,435,238
	Procter & Gamble Co.	1,677,068	242,319,555
	Target Corp.	1,141,785	164,976,515

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
#	Tyson Foods, Inc., Class A	340,757	$19,750,276
*	U.S. Foods Holding Corp.	469,538	47,230,828
TOTAL CONSUMER STAPLES			1,244,262,854
ENERGY — (13.0%)
	Baker Hughes Co.	3,631,375	219,661,874
	Cheniere Energy, Inc.	80,763	21,286,704
	Chevron Corp.	3,115,451	613,214,220
	ConocoPhillips	2,677,553	322,591,585
	Devon Energy Corp.	3,337,164	150,606,211
	Diamondback Energy, Inc.	576,571	117,015,085
	EOG Resources, Inc.	1,793,174	266,627,042
	EQT Corp.	1,073,791	57,222,322
	Expand Energy Corp.	225,288	21,183,831
	ExxonMobil Holdings Corp.	5,628,206	874,848,341
	Halliburton Co.	1,146,853	36,986,009
	Kinder Morgan, Inc.	5,924,552	190,652,083
	Marathon Petroleum Corp.	706,682	223,643,653
#	Occidental Petroleum Corp.	2,881,320	164,436,932
#	ONEOK, Inc.	1,430,780	129,929,132
	Ovintiv, Inc.	9,098	568,261
	Phillips 66	521,553	110,402,339
	SLB Ltd.	4,785,109	237,293,555
	TechnipFMC PLC	30,371	2,176,386
#	Valero Energy Corp.	417,746	130,712,723
	Williams Cos., Inc.	1,999,149	143,019,120
TOTAL ENERGY			4,034,077,408
FINANCIALS — (22.7%)
#	Aflac, Inc.	1,037,658	132,280,642
	Allstate Corp.	745,273	196,811,694
	Ally Financial, Inc.	158,292	6,858,792
	American International Group, Inc.	1,298,276	102,018,528
#*	Arch Capital Group Ltd.	808,566	81,285,140
	Bank of America Corp.	4,149,901	257,086,367
	Bank of New York Mellon Corp.	956,495	149,528,863
*	Berkshire Hathaway, Inc., Class B	1,096,079	560,688,252
	Blackrock, Inc.	43,496	47,427,603
#*	Block, Inc.	313,700	25,484,988
	BOK Financial Corp.	6,114	863,847
	Capital One Financial Corp.	628,863	131,438,656
	Charles Schwab Corp.	651,198	68,532,077
	Chubb Ltd.	439,315	154,058,984
	Cincinnati Financial Corp.	104,874	18,634,012
		Shares	Value†
FINANCIALS — (Continued)
	Citigroup, Inc.	1,064,045	$140,932,760
	Citizens Financial Group, Inc.	645,174	46,226,717
#	CME Group, Inc.	57,102	15,291,345
	Everest Group Ltd.	4,472	1,673,199
	Fidelity National Financial, Inc.	242,979	12,535,287
	Fidelity National Information Services, Inc.	1,079,358	48,322,858
	Fifth Third Bancorp	2,268,007	128,142,395
#	First Citizens BancShares, Inc., Class A	13,727	30,016,145
*	Fiserv, Inc.	622,552	33,580,455
	Franklin Resources, Inc.	8,604	291,331
	Global Payments, Inc.	224,644	18,888,067
	Goldman Sachs Group, Inc.	409,881	417,414,613
	Hartford Insurance Group, Inc.	975,111	138,378,002
	Huntington Bancshares, Inc.	3,956,669	67,421,640
	Intercontinental Exchange, Inc.	140,968	21,494,801
	Jefferies Financial Group, Inc.	40,953	2,236,034
	JPMorgan Chase & Co.	4,061,499	1,428,794,733
	KeyCorp	2,313,801	52,268,765
	Loews Corp.	239,787	27,817,690
	M&T Bank Corp.	336,823	82,956,137
*	Markel Group, Inc.	18,677	35,156,464
	MetLife, Inc.	1,810,663	174,059,034
	Morgan Stanley	1,352,277	284,546,126
	Nasdaq, Inc.	31,395	2,957,095
	Northern Trust Corp.	410,588	74,805,028
	Old Republic International Corp.	17,558	758,681
	PayPal Holdings, Inc.	2,728,997	156,125,918
	PNC Financial Services Group, Inc.	322,417	80,562,336
#	Principal Financial Group, Inc.	1,310,318	148,983,157
	Progressive Corp.	1,200	253,704
#	Prudential Financial, Inc.	785,103	95,845,374
#	Raymond James Financial, Inc.	479,715	84,420,246
	Regions Financial Corp.	1,056,483	32,698,149
	Reinsurance Group of America, Inc.	32,716	7,748,785
#	RenaissanceRe Holdings Ltd.	10,134	3,242,677

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#*	SoFi Technologies, Inc.	46,134	$752,446
	State Street Corp.	691,046	127,263,031
	Synchrony Financial	1,259,325	95,444,242
#	T. Rowe Price Group, Inc.	291,092	32,529,531
	Travelers Cos., Inc.	777,451	291,046,556
#	Truist Financial Corp.	2,319,292	120,232,097
	U.S. Bancorp	2,720,680	171,430,047
	Unum Group	46,438	3,998,776
	W.R. Berkley Corp.	453,187	32,874,185
	Wells Fargo & Co.	3,973,516	343,510,458
	Willis Towers Watson PLC	73,137	24,568,181
TOTAL FINANCIALS			7,073,493,743
HEALTH CARE — (14.1%)
	Abbott Laboratories	1,759,206	185,948,074
	Agilent Technologies, Inc.	485,510	67,180,019
#	Becton Dickinson & Co.	283,857	47,012,396
*	Biogen, Inc.	142,489	28,918,143
*	Boston Scientific Corp.	848,003	39,627,180
	Bristol-Myers Squibb Co.	3,305,065	215,853,795
*	Centene Corp.	276,289	17,190,702
*	Charles River Laboratories International, Inc.	629	146,249
	Cigna Group	594,605	165,924,525
#	CVS Health Corp.	1,529,205	159,694,878
	Danaher Corp.	323,673	63,109,762
*	Edwards Lifesciences Corp.	954,526	82,156,053
	Elevance Health, Inc.	273,282	102,710,307
*	GE HealthCare Technologies, Inc.	1,343,791	91,404,664
*	Henry Schein, Inc.	90,638	7,772,209
	Humana, Inc.	212,864	77,452,695
*	Incyte Corp.	355,706	42,513,981
*	IQVIA Holdings, Inc.	318,175	74,777,489
	Johnson & Johnson	3,212,367	823,490,280
#	Labcorp Holdings, Inc.	450,068	139,161,026
	Medtronic PLC	1,864,117	159,176,951
	Merck & Co., Inc.	2,455,939	319,763,258
#*	Moderna, Inc.	33,544	1,838,882
*	Neurocrine Biosciences, Inc.	9,158	1,527,554
	Pfizer, Inc.	8,883,392	222,173,634
#	Quest Diagnostics, Inc.	590,698	137,638,541
#	Regeneron Pharmaceuticals, Inc.	123,175	93,936,950
#	ResMed, Inc.	163,062	34,402,821
#	Revvity, Inc.	50,487	5,680,797
		Shares	Value†
HEALTH CARE — (Continued)
*	Roivant Sciences Ltd.	16,055	$544,425
	STERIS PLC	211,461	48,297,692
	Stryker Corp.	192,746	62,777,372
#*	Tenet Healthcare Corp.	153,595	39,132,934
	Thermo Fisher Scientific, Inc.	405,779	233,038,880
*	United Therapeutics Corp.	64,965	33,633,030
	UnitedHealth Group, Inc.	936,518	388,093,059
	Universal Health Services, Inc., Class B	87,938	14,812,277
*	Vertex Pharmaceuticals, Inc.	159,634	76,161,381
	Viatris, Inc.	1,252,004	21,985,190
*	Waters Corp.	91,716	34,605,364
	West Pharmaceutical Services, Inc.	32,591	11,112,227
TOTAL HEALTH CARE			4,372,377,646
INDUSTRIALS — (14.1%)
	AMETEK, Inc.	543,298	131,320,560
*	Builders FirstSource, Inc.	127,971	8,502,393
	Carlisle Cos., Inc.	90	32,393
	Carrier Global Corp.	1,601,853	99,010,534
*	Copart, Inc.	1,258,806	36,656,431
	CSX Corp.	6,131,405	309,022,812
	Cummins, Inc.	276,603	175,421,623
	Deere & Co.	479,670	284,286,019
#	Delta Air Lines, Inc.	2,785,685	243,580,296
	Dover Corp.	317,641	64,995,701
	DuPont de Nemours, Inc.	168,076	23,026,412
	Emerson Electric Co.	1,210,948	181,424,229
	Equifax, Inc.	174,565	30,133,410
	FedEx Corp.	767,734	236,001,432
*	Fedex Freight Holding Co., Inc.	380,777	53,510,592
	Fortive Corp.	202,290	11,977,591
	General Dynamics Corp.	472,813	181,285,960
	Hubbell, Inc.	52,005	24,574,963
	IDEX Corp.	257	59,226
#	Ingersoll Rand, Inc.	488,176	40,704,115
	Jacobs Solutions, Inc.	116,529	15,723,258
	JB Hunt Transport Services, Inc.	42,384	11,517,852
	Johnson Controls International PLC	347,377	50,946,311
	L3Harris Technologies, Inc.	443,494	122,874,448
	Leidos Holdings, Inc.	444,939	51,434,948
*	MasTec, Inc.	26,730	7,032,663

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Nordson Corp.	23	$6,849
	Norfolk Southern Corp.	750,625	251,819,675
	Northrop Grumman Corp.	297,583	161,432,826
	nVent Electric PLC	52,230	8,034,541
	Old Dominion Freight Line, Inc.	45,746	9,704,556
	Oshkosh Corp.	2,394	340,930
	Otis Worldwide Corp.	231,037	16,623,112
#	Owens Corning	113,164	15,718,480
	PACCAR, Inc.	1,407,239	186,712,471
	Parker-Hannifin Corp.	23,666	23,110,559
#	Pentair PLC	542,545	35,504,145
#*	QXO, Inc.	25,154	334,548
	Regal Rexnord Corp.	1,060	217,544
	Republic Services, Inc.	390,273	82,171,980
	RTX Corp.	1,972,535	424,528,983
	Snap-on, Inc.	278,840	114,438,724
#	Southwest Airlines Co.	685,285	30,817,266
	SS&C Technologies Holdings, Inc.	407,766	31,418,370
	Stanley Black & Decker, Inc.	105,629	9,990,391
#	Textron, Inc.	184,795	15,755,622
#	TransUnion	64,758	5,091,274
*	Uber Technologies, Inc.	602,411	42,385,638
#*	U-Haul Holding Co. (UHAL US)	9,000	638,190
	U-Haul Holding Co. (UHAL/B US)	411,843	25,773,135
*	United Airlines Holdings, Inc.	1,181,989	143,410,725
	United Parcel Service, Inc., Class B	489,324	50,997,347
	United Rentals, Inc.	134,416	145,069,812
	Veralto Corp.	39,824	3,750,226
	Westinghouse Air Brake Technologies Corp.	399,799	116,285,537
#	Xylem, Inc.	245,121	28,671,803
TOTAL INDUSTRIALS			4,375,811,431
INFORMATION TECHNOLOGY — (12.2%)
	Accenture PLC, Class A	512,890	85,098,709
*	Advanced Micro Devices, Inc.	199,854	95,160,482
#*	Akamai Technologies, Inc.	180,200	20,755,436
	Analog Devices, Inc.	608,836	223,692,435
	Cisco Systems, Inc.	6,723,350	779,841,366
	Cognizant Technology Solutions Corp., Class A	1,466,457	81,168,395
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Coherent Corp.	26,197	$6,886,929
#	Entegris, Inc.	25,077	2,985,417
*	F5, Inc.	50,759	20,434,051
#*	First Solar, Inc.	260,373	54,946,514
*	Flex Ltd.	486,522	55,341,878
	GLOBALFOUNDRIES, Inc.	267,376	13,366,126
	Hewlett Packard Enterprise Co.	4,307,630	206,335,477
#	HP, Inc.	23,676	645,645
*	Intel Corp.	2,885,776	260,296,995
	International Business Machines Corp.	402,685	90,060,500
	Intuit, Inc.	29,998	9,481,468
*	Keysight Technologies, Inc.	213,311	68,063,274
	Marvell Technology, Inc.	456,515	85,623,953
	Micron Technology, Inc.	1,058,640	871,292,479
	NXP Semiconductors NV	663,362	152,016,036
*	Okta, Inc.	41,168	5,842,974
*	ON Semiconductor Corp.	474,739	38,743,450
	Qnity Electronics, Inc.	246,293	32,308,716
*	Qorvo, Inc.	56,258	5,095,287
	Ralliant Corp.	53,116	3,472,193
	Roper Technologies, Inc.	86,628	33,955,577
	Salesforce, Inc.	842,263	154,993,237
*	Synopsys, Inc.	15,178	5,900,599
	TD SYNNEX Corp.	56,412	14,424,548
	TE Connectivity PLC	1,042,770	214,487,361
*	Teledyne Technologies, Inc.	63,273	41,479,881
*	Trimble, Inc.	58,738	3,323,396
*	Twilio, Inc., Class A	132,676	26,183,609
*	Zoom Communications, Inc.	330,897	31,789,275
TOTAL INFORMATION TECHNOLOGY			3,795,493,668
MATERIALS — (5.9%)
	Air Products & Chemicals, Inc.	457,703	134,972,038
#	Albemarle Corp.	41,731	4,909,235
#	Amcor PLC	272,193	12,216,022
	CF Industries Holdings, Inc.	209,241	26,194,881
	Corteva, Inc.	811,684	63,887,647
	CRH PLC (CRHCF US)	1,830,955	173,959,034
	Crown Holdings, Inc.	16,342	1,925,905
	Dow, Inc.	68,116	2,063,234

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Freeport-McMoRan, Inc.	4,570,064	$286,223,108
	International Flavors & Fragrances, Inc.	3,699	293,035
#	International Paper Co.	236,935	9,674,056
#	Linde PLC	699,023	334,398,623
	LyondellBasell Industries NV, Class A	41,083	2,550,433
	Martin Marietta Materials, Inc.	140,198	73,623,578
	Newmont Corp.	1,913,125	179,278,944
	Nucor Corp.	537,369	138,259,670
	Packaging Corp. of America	287,417	70,658,595
	PPG Industries, Inc.	636,772	70,376,041
	Reliance, Inc.	45,838	18,614,812
	Smurfit Westrock PLC	777,749	35,753,121
	Steel Dynamics, Inc.	343,741	86,368,364
#	Vulcan Materials Co.	360,822	96,905,964
	Westlake Corp.	129,588	9,135,954
TOTAL MATERIALS			1,832,242,294
REAL ESTATE — (0.3%)
*	CBRE Group, Inc., Class A	671,622	98,600,826
	Shares	Value†
REAL ESTATE — (Continued)
* Jones Lang LaSalle, Inc.	36,824	$13,073,625
TOTAL REAL ESTATE		111,674,451
TOTAL COMMON STOCKS Cost ($17,672,441,638)		30,537,157,941

SECURITIES LENDING COLLATERAL — (0.9%)
@§	The DFA Short Term Investment Fund	25,594,896	296,056,158
MONEY MARKET FUNDS — (0.9%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 3.620%	265,453,836	265,453,836
TOTAL INVESTMENTS — (100.0%)
(Cost $18,233,906,370)^^			$31,098,667,935
As of July 31, 2026, The U.S. Large Cap Value Series had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	578	09/18/26	$218,212,021	$217,306,325	$(905,696)
Total Futures Contracts			$218,212,021	$217,306,325	$(905,696)
Summary of the Series' investments as of July 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$1,366,346,791	—	—	$1,366,346,791
Consumer Discretionary	2,331,377,655	—	—	2,331,377,655
Consumer Staples	1,244,262,854	—	—	1,244,262,854
Energy	4,034,077,408	—	—	4,034,077,408
Financials	7,073,493,743	—	—	7,073,493,743
Health Care	4,372,377,646	—	—	4,372,377,646
Industrials	4,375,811,431	—	—	4,375,811,431
Information Technology	3,795,493,668	—	—	3,795,493,668
Materials	1,832,242,294	—	—	1,832,242,294

The U.S. Large Cap Value Series
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Real Estate	$111,674,451	—	—	$111,674,451
Securities Lending Collateral	—	$296,056,158	—	296,056,158
Money Market Funds	265,453,836	—	—	265,453,836
Total Investments in Securities	$30,802,611,777	$296,056,158	—	$31,098,667,935
Financial Instruments
Liabilities
Futures Contracts**	(905,696)	—	—	(905,696)
Total Financial Instruments	$(905,696)	—	—	$(905,696)
** Valued at the unrealized appreciation/(depreciation) on the investment.

The DFA International Value Series
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)

		Shares	Value»
COMMON STOCKS — (97.9%)
AUSTRALIA — (5.6%)
	Ampol Ltd.	12,146	$342,689
	Ansell Ltd.	19,794	454,584
	ANZ Group Holdings Ltd.	3,821,511	99,875,457
	Aurizon Holdings Ltd.	6,340,990	18,647,332
	Bendigo & Adelaide Bank Ltd.	701,615	5,640,544
	BlueScope Steel Ltd.	2,726,750	62,541,454
#	Challenger Ltd.	916,935	6,301,126
	Cleanaway Waste Management Ltd.	1,393,839	2,288,956
	Dyno Nobel Ltd.	4,482,410	11,864,560
#	Endeavour Group Ltd.	2,546,778	6,215,983
	Evolution Mining Ltd.	4,645,105	36,832,556
	Fortescue Ltd.	2,565,821	33,294,745
	Harvey Norman Holdings Ltd.	2,712,590	9,342,434
#	National Australia Bank Ltd.	4,443,234	128,658,109
#*	NEXTDC Ltd.	47,679	448,449
	Northern Star Resources Ltd.	1,984,250	27,499,325
	Orica Ltd.	1,865,299	30,470,820
	Origin Energy Ltd.	3,452,895	26,050,087
	Perseus Mining Ltd.	1,604,911	5,494,046
	QBE Insurance Group Ltd.	2,720,692	47,189,758
	Ramelius Resources Ltd.	442,323	951,274
#	Ramsay Health Care Ltd.	37,779	1,174,087
#	Reece Ltd.	2,791	31,337
	Rio Tinto Ltd.	764,484	91,112,485
*	Sandfire Resources Ltd.	298,378	3,949,741
	Santos Ltd.	12,242,177	67,989,974
	Sonic Healthcare Ltd.	1,296,111	19,836,326
	South32 Ltd. (S32 AU)	9,742,485	31,060,041
	Suncorp Group Ltd.	2,725,857	36,675,707
	TPG Telecom Ltd.	530,964	1,333,025
#	Westpac Banking Corp.	5,266,276	139,647,255
	Whitehaven Coal Ltd.	3,424,614	16,912,624
	Woodside Energy Group Ltd. (WDS AU)	3,620,499	84,737,511
	Worley Ltd.	1,015,261	7,535,704
#	Yancoal Australia Ltd.	1,557,065	6,135,320
TOTAL AUSTRALIA			1,068,535,425
AUSTRIA — (0.2%)
	Erste Group Bank AG	138,521	18,107,891
		Shares	Value»
AUSTRIA — (Continued)
	OMV AG	240,384	$17,578,116
#	Verbund AG	4,677	321,025
TOTAL AUSTRIA			36,007,032
BELGIUM — (0.9%)
	Ageas SA	487,329	40,329,931
	Anheuser-Busch InBev SA (ABI BB)	777,993	67,571,778
	CMB Tech NV	105,575	1,725,010
	KBC Group NV	432,489	62,217,310
	Syensqo SA	5,489	488,286
TOTAL BELGIUM			172,332,315
CANADA — (11.7%)
	Agnico Eagle Mines Ltd. (AEM US)	5	726
	AltaGas Ltd.	450,341	17,919,193
	ARC Resources Ltd.	695,586	16,637,300
	Bank of Montreal (BMO CN)	1,808	324,327
#	Bank of Montreal (BMO US)	1,259,989	226,105,026
	Bank of Nova Scotia (BNS CN)	503,391	44,157,357
	Bank of Nova Scotia (BNS US)	1,310,049	114,983,001
	Barrick Mining Corp. (B US)	6,170,428	226,639,820
	BCE, Inc. (BCE US)	155,222	3,365,213
	Brookfield Wealth Solutions Ltd.	5,631	243,203
*	CAE, Inc. (CAE US)	36,854	951,570
	Canadian Imperial Bank of Commerce (CM CN)	672,871	79,697,186
	Canadian Imperial Bank of Commerce (CM US)	411,220	48,750,131
	Canadian Pacific Kansas City Ltd. (CP CN)	41,072	3,648,240
	Canadian Pacific Kansas City Ltd. (CP US)	364,354	32,387,427
#	Canadian Tire Corp. Ltd., Class A	45,387	6,624,232
#	Cenovus Energy, Inc. (CVE CN)	201,738	6,083,008
	Cenovus Energy, Inc. (CVE US)	3,678,868	111,065,025
	Empire Co. Ltd., Class A	900	32,941

The DFA International Value Series
CONTINUED
		Shares	Value»
CANADA — (Continued)
#	Equinox Gold Corp. (EQX CN)	179,100	$1,604,662
#	Equinox Gold Corp. (EQX US)	513,246	4,593,552
	Fairfax Financial Holdings Ltd.	60,366	101,089,851
*	First Quantum Minerals Ltd.	1,335,542	37,021,903
	iA Financial Corp., Inc.	326,753	48,311,941
*	IAMGOLD Corp. (IAG US)	48,751	691,777
	IGM Financial, Inc.	94,256	5,860,365
	Imperial Oil Ltd. (IMO US)	509	65,951
#*	Ivanhoe Mines Ltd., Class A	54,557	391,903
	Kinross Gold Corp. (K CN)	14	323
	Kinross Gold Corp. (KGC US)	62	1,432
	Lundin Mining Corp.	1,494,240	36,997,589
	Magna International, Inc. (MGA US)	769,612	52,795,383
	Manulife Financial Corp. (MFC CN)	450,447	20,005,586
	Manulife Financial Corp. (MFC US)	2,517,875	111,894,365
	Nutrien Ltd. (NTR US)	1,766,865	122,037,352
	Pan American Silver Corp. (PAAS US)	385,484	16,618,215
	Pembina Pipeline Corp. (PBA US)	423,296	20,711,873
#	Pembina Pipeline Corp. (PPL CN)	68,815	3,364,540
	Rogers Communications, Inc. (RCI US), Class B	379,745	12,854,368
	Rogers Communications, Inc. (RCIB CN), Class B	71,166	2,409,344
	Saputo, Inc.	34	956
	Sun Life Financial, Inc. (SLF CN)	33,100	2,746,272
	Suncor Energy, Inc. (SU CN)	840,913	56,470,803
	Suncor Energy, Inc. (SU US)	2,343,254	157,654,129
	Teck Resources Ltd. (TECK US), Class B	1,715,498	103,341,600
	Teck Resources Ltd. (TECKB CN), Class B	83	4,995
	Toronto-Dominion Bank (TD CN)	196,240	23,523,323
		Shares	Value»
CANADA — (Continued)
	Toronto-Dominion Bank (TD US)	2,264,467	$271,554,883
#	Tourmaline Oil Corp.	1,579,482	69,754,775
	West Fraser Timber Co. Ltd. (WFG CN)	8,500	550,437
	Whitecap Resources, Inc. WCP CN	2,646,077	31,220,254
TOTAL CANADA			2,255,759,628
DENMARK — (1.8%)
#	AP Moller - Maersk AS (MAERSKA DC), Class A	6,529	17,049,265
#	AP Moller - Maersk AS (MAERSKB DC), Class B	9,401	25,316,068
#	Carlsberg AS, Class B	291,587	42,937,542
	Danske Bank AS	945,349	54,404,516
*	Demant AS	56,585	2,449,219
	DSV AS	390,713	84,441,240
*	Genmab AS (GMAB DC)	91,611	26,369,165
	H Lundbeck AS (HLUNB DC)	69,522	444,790
	Jyske Bank AS	3,144	499,032
	Novonesis Novozymes B, Class B	925,882	60,296,296
#	Rockwool AS ROCKB DC, Class B	31,878	1,018,535
	Tryg AS	599,696	14,271,322
	Vestas Wind Systems AS	403,888	10,871,638
TOTAL DENMARK			340,368,628
FINLAND — (0.8%)
	Fortum OYJ	7,651	173,936
	Nokia OYJ (NOK US), Sponsored ADR	1,331,054	12,165,834
	Nokia OYJ (NOKIA FH)	10,634,499	98,293,936
	Nordea Bank Abp (NDA FH)	4,019	81,116
	Nordea Bank Abp (NDA SS)	1,462,117	29,531,400
	UPM-Kymmene OYJ	326,559	8,884,293
TOTAL FINLAND			149,130,515
FRANCE — (9.5%)
*	Alstom SA	96,084	1,780,045
Ω	Amundi SA	67,754	7,403,445
	BNP Paribas SA	1,245,833	158,306,253
#	Bollore SE	1,793,750	8,010,696
	Bouygues SA	917,705	51,694,093
	Capgemini SE	124,496	14,797,683
	Carrefour SA	357,606	6,562,777

The DFA International Value Series
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Cie de Saint-Gobain SA	1,628,883	$153,093,959
	Cie Generale des Etablissements Michelin SCA	2,685,418	108,545,816
	Credit Agricole SA	1,088,951	24,333,105
	Eiffage SA	284,086	40,377,016
	Engie SA	6,468,067	201,616,805
	Kering SA	11,625	3,837,102
	Orange SA (ORA FP)	7,133,543	136,262,607
	Pernod Ricard SA	218,143	17,000,602
	Publicis Groupe SA (PUB FP)	391,084	41,740,594
	Renault SA	350,430	11,065,268
	Rexel SA	489,711	20,320,897
	Sanofi SA (SAN FP)	1,116,059	96,105,685
	Societe Generale SA	2,007,247	188,674,480
	STMicroelectronics NV (STM FP)	34,165	1,825,040
	STMicroelectronics NV (STM US)	309,897	16,235,504
	TotalEnergies SE (TTE FP)	5,829,143	513,899,913
TOTAL FRANCE			1,823,489,385
GERMANY — (7.7%)
*	Aumovio SE	122,908	5,675,013
	BASF SE	3,233,718	187,728,970
	Bayer AG	2,786,522	154,640,072
	Bayerische Motoren Werke AG	855,480	58,637,541
#	Beiersdorf AG	40,039	3,719,265
	Commerzbank AG	2,497,524	108,927,023
	Continental AG	345,236	28,710,947
	Daimler Truck Holding AG	1,908,515	107,946,875
	Deutsche Bank AG (DB US)	1,042,151	38,246,942
	Deutsche Bank AG (DBK GR)	2,533,328	93,241,615
	Deutsche Lufthansa AG	524,114	5,499,544
	Deutsche Post AG	1,994,487	133,235,232
	Deutsche Telekom AG (DTE GR)	2,205,516	68,064,372
Ω	DWS Group GmbH & Co. KGaA	36,632	3,089,857
	E.ON SE	4,815,808	103,748,200
	Fresenius Medical Care AG (FME GR)	264,506	13,574,934
	Fresenius SE & Co. KGaA	565,563	29,068,365
#Ω	Hapag-Lloyd AG	7,714	1,132,017
	Heidelberg Materials AG	529,911	98,650,826
	Henkel AG & Co. KGaA	147,291	12,069,061
		Shares	Value»
GERMANY — (Continued)
	Mercedes-Benz Group AG	2,103,162	$113,716,184
	Merck KGaA	96,118	15,885,247
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	17,208	10,336,837
	RWE AG	1,028,070	67,629,473
Ω	Siemens Healthineers AG	52,141	2,220,403
*	Talanx AG	61,585	8,185,543
	Volkswagen AG	60,575	5,318,602
TOTAL GERMANY			1,478,898,960
HONG KONG — (1.2%)
	BOC Hong Kong Holdings Ltd.	7,678,000	51,059,175
#Ω	Budweiser Brewing Co. APAC Ltd.	2,246,100	1,881,584
	Cathay Pacific Airways Ltd.	7,227,999	13,446,725
	CK Asset Holdings Ltd.	1,324,303	8,066,352
	CK Hutchison Holdings Ltd.	3,694,984	34,619,322
	CK Infrastructure Holdings Ltd.	258,500	2,061,937
	Galaxy Entertainment Group Ltd.	3,198,000	13,946,455
	Hang Lung Properties Ltd.	52,000	48,326
#	Henderson Land Development Co. Ltd.	901,485	3,268,214
	HKT Trust & HKT Ltd.	471,000	797,330
	Hong Kong & China Gas Co. Ltd.	4,802,000	4,298,927
#	MTR Corp. Ltd.	709,433	2,993,217
	Sino Land Co. Ltd.	4,782,656	6,514,173
	Sun Hung Kai Properties Ltd.	1,853,420	29,089,151
	Swire Pacific Ltd. (19 HK), Class A	1,088,500	13,823,304
	Swire Pacific Ltd. (87 HK), Class B	2,692,500	5,134,049
Ω	WH Group Ltd.	34,638,196	37,269,584
	Xinyi Glass Holdings Ltd.	1,359,633	1,614,493
TOTAL HONG KONG			229,932,318
IRELAND — (0.2%)
	AIB Group PLC	1,075,655	12,793,430
	Bank of Ireland Group PLC	1,531,862	32,168,934
TOTAL IRELAND			44,962,364

The DFA International Value Series
CONTINUED
		Shares	Value»
ISRAEL — (1.0%)
#	Ashtrom Group Ltd.	6,797	$139,316
	Bank Hapoalim BM	1,744,949	42,363,794
	Bank Leumi Le-Israel BM	2,824,004	66,726,466
	Clal Insurance Enterprises Holdings Ltd.	232,209	17,573,020
	Delek Group Ltd.	402,650	10,630,083
*	Delek Yizum Nechasim Ltd.	40,265	888,557
#	Harel Insurance Investments & Financial Services Ltd.	345,286	19,794,410
	ICL Group Ltd.	236,736	1,209,736
	Israel Discount Bank Ltd., Class A	3,035,053	31,675,316
*	Migdal Insurance & Financial Holdings Ltd.	1,344,878	7,639,215
	Phoenix Financial Ltd.	45,853	2,570,953
TOTAL ISRAEL			201,210,866
ITALY — (2.0%)
	Banco BPM SpA	2,118,518	38,680,305
	BPER Banca SpA	33,502	544,381
	Eni SpA (ENI IM)	5,909,771	164,390,197
	Intesa Sanpaolo SpA	342,767	2,591,080
*	Stellantis NV (STLA US)	208,034	1,198,276
*	Stellantis NV (STLAM IM)	3,193,828	18,388,673
*	Telecom Italia SpA	363,370	3,085,685
#	Tenaris SA (TS US), ADR	322,197	18,471,554
	UniCredit SpA	1,404,356	132,447,367
TOTAL ITALY			379,797,518
JAPAN — (21.3%)
	77 Bank Ltd.	24,900	539,495
	ABC-Mart, Inc.	13,400	229,284
	Acom Co. Ltd.	377,600	1,124,129
	AGC, Inc.	723,500	27,285,350
	Air Water, Inc.	340,286	5,336,844
	Aisin Corp.	1,850,200	25,508,164
	Alfresa Holdings Corp.	75,999	1,102,366
	ALSOK Co. Ltd.	18,700	137,455
	Amada Co. Ltd.	1,035,600	17,766,911
	Asahi Group Holdings Ltd.	4,587,343	47,874,400
	Asahi Kasei Corp.	3,997,735	42,675,590
	Bridgestone Corp.	1,650,600	40,762,255
	Brother Industries Ltd.	705,500	17,569,201
	Canon Marketing Japan, Inc.	279,800	6,287,347
	Canon, Inc. (7751 JP)	58,800	1,636,704
	Chiba Bank Ltd.	1,064,000	17,295,378
		Shares	Value»
JAPAN — (Continued)
	Coca-Cola Bottlers Japan Holdings, Inc.	153,717	$3,693,962
	COMSYS Holdings Corp.	112,599	3,695,892
	Cosmo Energy Holdings Co. Ltd.	547,400	13,622,074
	Credit Saison Co. Ltd.	502,392	14,231,364
	Dai Nippon Printing Co. Ltd.	571,900	10,369,813
	Daiichi Life Group, Inc.	5,762,888	69,485,235
	Daiwa House Industry Co. Ltd.	1,315,200	38,622,871
	Daiwa Securities Group, Inc.	1,687,888	18,881,790
	Denso Corp.	2,565,100	31,496,617
*	Dentsu Group, Inc.	216,200	4,797,208
	Dowa Holdings Co. Ltd.	25,100	1,280,630
	Eisai Co. Ltd.	41,600	1,250,614
	ENEOS Holdings, Inc.	10,569,903	87,291,818
	Fuji Media Holdings, Inc.	108,300	2,707,407
	FUJIFILM Holdings Corp.	1,379,000	32,461,139
	Fukuoka Financial Group, Inc.	260,600	11,912,084
	Fuyo General Lease Co. Ltd.	16,900	479,772
	GS Yuasa Corp.	3,600	121,237
	Gunma Bank Ltd.	260,300	4,090,708
	Hachijuni Nagano Bank Ltd.	651,143	10,117,479
	Hakuhodo DY Holdings, Inc.	109,499	893,669
	Hankyu Hanshin Holdings, Inc.	606,000	17,930,269
	Haseko Corp.	697,972	12,144,505
	Hitachi Construction Machinery Co. Ltd.	338,399	11,278,933
	Hokuhoku Financial Group, Inc.	14,900	689,405
	Honda Motor Co. Ltd. (7267 JP)	8,999,800	90,714,584
	Hulic Co. Ltd.	178,900	1,966,960
	Idemitsu Kosan Co. Ltd.	3,113,310	25,487,205
	Iida Group Holdings Co. Ltd.	260,151	3,724,543
	INFRONEER Holdings, Inc.	75,300	1,218,247
	Inpex Corp.	3,458,483	79,713,423
	Isetan Mitsukoshi Holdings Ltd.	80,200	1,790,011
	Isuzu Motors Ltd.	1,884,400	28,114,380
	Iwatani Corp.	137,200	1,746,418
	Iyogin Holdings, Inc.	184,600	4,153,401

The DFA International Value Series
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	J Front Retailing Co. Ltd.	828,217	$15,411,248
	Japan Airlines Co. Ltd.	343,500	6,335,699
	Japan Post Bank Co. Ltd.	141,100	2,728,187
	Japan Post Holdings Co. Ltd.	647,710	9,582,455
	Japan Post Insurance Co. Ltd.	439,200	4,836,075
#	JFE Holdings, Inc.	1,169,460	13,268,835
	JGC Holdings Corp.	8,500	118,882
	JTEKT Corp.	287,510	3,936,931
	Kajima Corp.	263,600	8,807,988
	Kamigumi Co. Ltd.	315,700	10,252,138
	Kawasaki Kisen Kaisha Ltd.	618,400	11,019,169
	Kinden Corp.	141,700	6,235,990
	Kirin Holdings Co. Ltd.	190,900	3,531,602
	Kobe Steel Ltd.	891,477	11,538,664
	Koito Manufacturing Co. Ltd.	372,901	6,232,299
	Komatsu Ltd.	533,800	23,161,705
	Kubota Corp. (6326 JP)	2,183,220	37,039,383
	Kuraray Co. Ltd.	1,089,891	12,500,468
	Kyocera Corp.	1,065,612	24,303,185
	Kyoto Financial Group, Inc.	454,716	12,533,781
	Kyowa Kirin Co. Ltd.	51,200	821,889
	Kyushu Financial Group, Inc.	402,700	3,701,541
	Lixil Corp.	547,485	5,946,144
	LY Corp.	3,521,500	9,811,753
	Makita Corp. (6586 JP)	45,900	1,478,458
	Marubeni Corp.	598,300	19,337,454
	MatsukiyoCocokara & Co.	36,100	576,054
#	Mazda Motor Corp.	970,256	7,073,737
	Mebuki Financial Group, Inc.	1,565,010	14,501,364
	Medipal Holdings Corp.	285,450	5,139,954
	MEIJI Holdings Co. Ltd.	679,162	16,152,674
	Minebea Mitsumi, Inc.	442,000	10,066,162
	Mitsubishi Chemical Group Corp.	3,645,659	26,827,858
	Mitsubishi Corp.	996,400	29,785,154
	Mitsubishi Electric Corp.	168,200	6,059,083
	Mitsubishi Estate Co. Ltd.	1,171,441	28,439,272
	Mitsubishi Gas Chemical Co., Inc.	554,400	14,320,316
	Mitsubishi HC Capital, Inc.	3,189,000	29,361,765
		Shares	Value»
JAPAN — (Continued)
	Mitsubishi Logistics Corp.	530,500	$5,319,077
	Mitsubishi Materials Corp.	6,700	173,895
	Mitsubishi Motors Corp.	165,938	379,918
	Mitsubishi UFJ Financial Group, Inc. (8306 JP)	7,372,450	164,674,713
	Mitsui & Co. Ltd. (8031 JP)	790,964	24,270,157
	Mitsui & Co. Ltd. (MITSY US), Sponsored ADR	18,174	11,178,464
	Mitsui Chemicals, Inc.	1,572,320	20,672,510
	Mitsui Fudosan Co. Ltd.	2,791,500	27,193,142
#	Mitsui OSK Lines Ltd.	793,900	29,328,190
	Mizuho Financial Group, Inc. (8411 JP)	2,442,180	126,612,846
	MS&AD Insurance Group Holdings, Inc.	1,064,859	32,780,156
#	Nexon Co. Ltd.	4,300	67,392
	NGK Corp.	700,300	23,960,326
	NH Foods Ltd.	302,867	11,894,509
	NHK Spring Co. Ltd.	386,800	8,575,185
	Nikon Corp.	235,700	2,800,668
	Nippon Electric Glass Co. Ltd.	44,195	1,455,902
	Nippon Express Holdings, Inc.	925,869	30,556,593
	Nippon Paint Holdings Co. Ltd.	158,900	1,199,049
#	Nippon Steel Corp.	4,829,265	19,673,553
	Nippon Television Holdings, Inc.	56,400	1,029,885
#	Nippon Yusen KK	1,068,700	41,035,381
#*	Nissan Motor Co. Ltd.	1,902,479	4,016,658
	Nisshin Seifun Group, Inc.	427,656	5,413,773
	Nissin Foods Holdings Co. Ltd.	39,200	708,665
	Niterra Co. Ltd.	373,000	21,782,686
	Nitori Holdings Co. Ltd.	153,600	2,478,028
	NOK Corp.	164,265	3,104,174
	Nomura Holdings, Inc. (8604 JP)	5,129,102	49,621,452
	Nomura Real Estate Holdings, Inc.	2,836,500	16,299,866
	NSK Ltd.	126,300	899,628
	Obayashi Corp.	464,282	9,125,131
	Oji Holdings Corp.	3,428,000	18,849,862
	Omron Corp.	147,252	4,924,022

The DFA International Value Series
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Ono Pharmaceutical Co. Ltd.	802,495	$11,993,282
	Open House Group Co. Ltd.	129,500	6,881,319
	ORIX Corp. (8591 JP)	2,008,800	81,073,824
	Panasonic Holdings Corp.	4,415,799	116,764,597
	Resona Holdings, Inc.	4,095,139	55,533,357
	Resonac Holdings Corp.	742,924	61,884,881
	Ricoh Co. Ltd.	1,771,300	17,381,737
	Rinnai Corp.	81,100	1,813,583
	Rohm Co. Ltd.	311,765	8,266,928
	SBI Holdings, Inc.	1,237,898	23,369,380
#	Seibu Holdings, Inc.	19,200	429,982
	Seiko Epson Corp.	770,200	14,107,793
	Seino Holdings Co. Ltd.	411,100	6,788,102
	Sekisui Chemical Co. Ltd.	638,600	10,628,496
#	Sekisui House Ltd.	1,749,000	38,289,575
	Seven & i Holdings Co. Ltd.	2,441,200	32,370,596
	SG Holdings Co. Ltd.	27,000	268,630
	Shimamura Co. Ltd.	177,200	3,729,816
	Shimano, Inc.	5,800	732,135
	Shimizu Corp.	2,126	31,318
	Shionogi & Co. Ltd.	82,300	1,488,090
	Shizuoka Financial Group, Inc.	745,600	14,706,970
	SoftBank Group Corp.	3,328,500	103,674,381
	Sojitz Corp.	655,840	21,911,939
	Sompo Holdings, Inc.	521,700	23,161,707
	Sony Financial Group, Inc. 8729 JP	505,100	489,688
	Stanley Electric Co. Ltd.	442,700	9,646,744
	Subaru Corp.	2,044,184	34,797,002
	SUMCO Corp.	921,910	18,742,445
	Sumitomo Bakelite Co. Ltd.	21,500	860,897
	Sumitomo Chemical Co. Ltd.	1,234,388	3,994,243
	Sumitomo Corp.	6,000,800	62,288,047
	Sumitomo Electric Industries Ltd.	11,982,800	158,593,446
#	Sumitomo Forestry Co. Ltd.	1,868,600	15,760,549
	Sumitomo Heavy Industries Ltd.	313,723	10,141,700
	Sumitomo Metal Mining Co. Ltd.	204,664	10,287,525
	Sumitomo Mitsui Financial Group, Inc. (8316 JP)	5,498,799	236,277,384
	Sumitomo Mitsui Trust Group, Inc.	4,366,346	44,897,740
		Shares	Value»
JAPAN — (Continued)
	Sumitomo Realty & Development Co. Ltd.	1,901,400	$42,618,600
	Sumitomo Rubber Industries Ltd.	572,655	8,102,338
	Suntory Beverage & Food Ltd.	193,500	5,609,960
	Suzuken Co. Ltd.	64,000	2,041,791
	Suzuki Motor Corp.	2,603,656	33,986,939
	Sysmex Corp.	12,000	121,170
	T&D Holdings, Inc.	203,600	6,416,623
	Taiheiyo Cement Corp.	330,146	8,360,189
	Takashimaya Co. Ltd.	780,824	11,162,547
	Takeda Pharmaceutical Co. Ltd. (4502 JP)	2,635,271	90,483,675
	TBS Holdings, Inc.	65,400	2,461,528
	Tokyo Century Corp.	487,500	7,966,289
#	Tokyo Metro Co. Ltd.	79,700	730,669
	Tokyo Tatemono Co. Ltd.	870,300	18,364,429
	Tokyu Fudosan Holdings Corp.	2,665,000	22,149,947
	TOPPAN Holdings, Inc.	587,100	16,462,785
	Toray Industries, Inc.	2,560,900	18,395,594
	Tosoh Corp.	958,800	16,125,552
	TOTO Ltd.	145,800	6,327,599
	Toyo Seikan Group Holdings Ltd.	385,349	9,791,320
	Toyo Tire Corp.	409,266	10,855,538
	Toyoda Gosei Co. Ltd.	173,000	5,972,557
	Toyota Boshoku Corp.	70,400	982,338
	Toyota Motor Corp. (7203 JP)	12,743,738	241,170,974
#	Toyota Motor Corp. (TM US), Sponsored ADR	115,317	21,793,760
	Toyota Tsusho Corp.	1,509,900	62,668,905
	Yakult Honsha Co. Ltd.	75,500	1,336,172
	Yamada Holdings Co. Ltd.	219,228	979,220
	Yamaguchi Financial Group, Inc.	157,706	2,916,178
	Yamaha Corp.	54,300	420,913
	Yamaha Motor Co. Ltd.	3,081,200	25,773,868
	Yamato Holdings Co. Ltd.	347,300	4,506,969
	Yamato Kogyo Co. Ltd.	72,400	6,094,933
	Yamazaki Baking Co. Ltd.	18,000	380,390
	Yokohama Financial Group, Inc.	1,803,900	20,533,429

The DFA International Value Series
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Yokohama Rubber Co. Ltd.	565,900	$26,880,732
TOTAL JAPAN			4,095,143,560
NETHERLANDS — (4.1%)
	ABN AMRO Bank NV	682,217	30,861,797
#	Aegon Ltd. (AGN NA)	2,863,375	27,211,800
#	Akzo Nobel NV	310,484	21,747,054
	ArcelorMittal SA (MT NA)	317,689	22,440,679
#	ArcelorMittal SA (MT US)	640,003	44,889,818
#	ASR Nederland NV	633,059	51,756,902
	Coca-Cola Europacific Partners PLC	104,774	11,604,822
#	DSM-Firmenich AG	174,413	18,803,075
	HAL Trust	8,385	1,597,154
	Heineken NV	510,379	46,209,873
	ING Groep NV (INGA NA)	4,971,616	174,710,271
	Koninklijke Ahold Delhaize NV (AD NA)	4,003,663	158,365,013
	Koninklijke KPN NV	7,638,793	36,069,155
#	Koninklijke Philips NV (PHG US)	630,121	16,572,182
	Koninklijke Philips NV (PHIA NA)	980,773	25,841,250
	NN Group NV	1,010,877	95,286,409
#	Prosus NV (PRX NA)	214,008	9,945,550
	Universal Music Group NV	47,738	787,656
TOTAL NETHERLANDS			794,700,460
NEW ZEALAND — (0.1%)
	Auckland International Airport Ltd.	2,944,778	15,098,490
#*	Fletcher Building Ltd. (FBU NZ)	1,274,736	2,733,447
	Fonterra Co-Operative Group Ltd.	293,628	1,193,459
	Infratil Ltd.	504,489	4,379,353
	Mercury NZ Ltd.	579,436	2,286,532
	Meridian Energy Ltd.	300,697	1,008,322
	Summerset Group Holdings Ltd.	149,779	734,522
TOTAL NEW ZEALAND			27,434,125
NORWAY — (0.9%)
	Aker BP ASA	622,602	22,198,501
	Aker Solutions ASA	12,492	55,612
	Austevoll Seafood ASA	100,409	901,795
Ω	Bw Lpg Ltd. BWLP US	12,554	283,218
		Shares	Value»
NORWAY — (Continued)
Ω	BW LPG Ltd. BWLPG NO	280,178	$6,422,840
	DNB Bank ASA	1,058,098	34,069,278
	DOF Group ASA	19,185	251,551
	Equinor ASA	1,025,603	42,101,934
	Hafnia Ltd.	413,241	3,170,077
	Leroy Seafood Group ASA	24,093	105,741
	Norsk Hydro ASA	2,197,036	20,265,516
	Odfjell Drilling Ltd.	11,323	109,061
	Sparebank 1 Oestlandet	1,244	25,567
	SpareBank 1 Sor-Norge ASA	354,504	7,941,570
	Stolt-Nielsen Ltd.	34,091	1,144,681
	Subsea 7 SA	573,605	19,381,424
	TGS ASA	30,513	413,500
	Wallenius Wilhelmsen ASA	540,692	8,439,297
	Wilh Wilhelmsen Holding ASA, Class A	10,636	864,616
	Yara International ASA	151,606	7,151,528
TOTAL NORWAY			175,297,307
PORTUGAL — (0.0%)
	EDP Renewables SA	367,308	5,699,495
SINGAPORE — (1.0%)
	CapitaLand Investment Ltd.	2,777,800	5,756,562
	City Developments Ltd.	12,600	77,061
	Genting Singapore Ltd.	5,312,600	2,629,473
	Hongkong Land Holdings Ltd.	1,460,900	11,846,054
	Jardine Cycle & Carriage Ltd.	223,700	5,126,504
#	Keppel Ltd.	4,110,800	36,713,379
	Oversea-Chinese Banking Corp. Ltd.	1,793,200	40,729,350
	Seatrium Ltd.	1,638,714	2,745,325
	Singapore Airlines Ltd.	2,606,300	15,634,674
	United Overseas Bank Ltd.	1,606,700	54,337,103
	UOL Group Ltd.	974,274	7,517,816
	Wilmar International Ltd.	3,312,600	10,130,261
TOTAL SINGAPORE			193,243,562
SPAIN — (4.0%)
	Banco Bilbao Vizcaya Argentaria SA (BBVA SM)	3,170,125	88,864,585

The DFA International Value Series
CONTINUED
		Shares	Value»
SPAIN — (Continued)
	Banco Bilbao Vizcaya Argentaria SA (BBVA US), Sponsored ADR	221	$6,177
	Banco de Sabadell SA	862,269	3,310,442
	Banco Santander SA (SAN SM)	32,206,047	458,043,045
	CaixaBank SA	6,214,356	90,271,807
Ω	Cellnex Telecom SA	108,082	3,357,465
	Mapfre SA	453,330	2,318,062
	Repsol SA (REP SM)	4,193,907	128,002,339
TOTAL SPAIN			774,173,922
SWEDEN — (2.2%)
#	AAK AB	9,991	215,588
*	Asmodee Group AB, Class B	15,312	238,955
	Beijer Ref AB, Class B	930	13,124
	Boliden AB	1,013,858	51,014,868
	Elekta AB, Class B	4,468	22,731
	Essity AB (ESSITYB SS), Class B	952,467	27,669,823
*Ω	Evolution AB	15,909	1,214,195
	Getinge AB, Class B	227,238	5,663,988
	Hexagon AB, Class B	1,376,483	13,586,668
	Hexpol AB	212,737	1,980,149
	Holmen AB (HOLMA SS), Class A	5,562	186,773
#	Holmen AB (HOLMB SS), Class B	176,174	5,974,601
	Husqvarna AB (HUSQB SS), Class B	203,840	833,256
*	International Petroleum Corp. (IPCO SS)	109,891	2,508,843
	Loomis AB	351,788	19,413,241
*	Octave Intelligence PLC, SDR	137,648	2,467,551
	Pandox AB	118,934	2,211,654
	Peab AB, Class B	88,532	876,950
	Securitas AB, Class B	1,182,770	19,000,440
*Ω	Sinch AB	313,128	1,324,299
	Skandinaviska Enskilda Banken AB (SEBA SS), Class A	2,936,221	68,802,999
	Skandinaviska Enskilda Banken AB (SEBC SS), Class C	14,462	344,582
	Skanska AB, Class B	735,929	20,650,348
	SKF AB (SKFB SS), Class B	1,223,067	33,105,048
	SSAB AB (SSABA SS), Class A	564,486	5,942,827
	SSAB AB (SSABB SS), Class B	1,830,262	19,277,859
		Shares	Value»
SWEDEN — (Continued)
	Svenska Cellulosa AB SCA (SCAA SS), Class A	34,534	$391,421
	Svenska Cellulosa AB SCA (SCAB SS), Class B	626,961	7,128,013
	Svenska Handelsbanken AB (SHBA SS), Class A	1,347,720	20,607,391
#	Svenska Handelsbanken AB (SHBB SS), Class B	40,612	991,541
	Swedbank AB, Class A	1,001,439	40,057,518
*	Swedish Orphan Biovitrum AB	20,004	991,323
	Telefonaktiebolaget LM Ericsson (ERICB SS), Class B	53,095	522,279
#	Telia Co. AB	4,570,592	21,181,058
	Trelleborg AB, Class B	537,345	23,887,155
#*	Volvo Car AB, Class B	692,860	1,469,463
TOTAL SWEDEN			421,768,522
SWITZERLAND — (8.2%)
	Alcon AG ALC SW	498,597	34,243,278
#	Alcon AG ALC US	70,663	4,871,535
	Amrize Ltd.	1,295,000	63,477,185
	Chocoladefabriken Lindt & Spruengli AG LISN SW	9	1,059,756
	Chocoladefabriken Lindt & Spruengli AG LISP SW	151	1,742,852
	Cie Financiere Richemont SA, Class A	697,933	164,950,694
	Helvetia Baloise Holding AG	118,885	31,881,314
	Holcim AG (HOLN SW)	1,395,003	126,699,922
	Julius Baer Group Ltd.	495,321	43,548,905
	Lonza Group AG	100,497	70,044,177
	Novartis AG (NOVN SW)	1,005,063	157,183,565
	Novartis AG (NVS US), Sponsored ADR	205,429	32,077,738
	Sandoz Group AG (SDZ SW)	355,479	28,977,894
	Sandoz Group AG (SDZNY US), ADR	275,714	22,465,177
	Swiss Life Holding AG	87,340	103,061,019
	Swiss Prime Site AG	93,913	15,317,217
	Swiss Re AG	761,097	126,657,975
	Swisscom AG	94,854	72,890,142

The DFA International Value Series
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	UBS Group AG (UBS US)	102,122	$5,385,883
	UBS Group AG (UBSG SW)	4,202,565	222,137,631
	Zurich Insurance Group AG	320,141	243,860,398
TOTAL SWITZERLAND			1,572,534,257
UNITED KINGDOM — (13.4%)
	3i Group PLC	431,742	16,621,114
	Anglo American PLC	493,255	24,969,309
#	Associated British Foods PLC	276,344	7,763,748
	Barclays PLC (BARC LN)	7,305,202	50,212,582
	Barclays PLC (BCS US), Sponsored ADR	1,376,289	37,847,947
	BP PLC (BP LN)	7,962,719	59,825,236
	BP PLC (BP US), Sponsored ADR	3,782,975	171,066,129
	British American Tobacco PLC (BATS LN)	2,418,176	146,688,809
	British American Tobacco PLC (BTI US), Sponsored ADR	133,418	8,091,802
	BT Group PLC	30,893,447	83,648,308
*	Canal & SA	498,963	1,768,616
	Centrica PLC	2,587,352	5,399,277
	Glencore PLC	13,313,624	98,059,500
	Haleon PLC (HLN LN)	920,784	4,507,753
	HSBC Holdings PLC (HSBA LN)	10,281,407	218,945,732
#	HSBC Holdings PLC (HSBC US), Sponsored ADR	2,129,759	226,648,952
	Informa PLC	70,667	846,564
	Investec PLC	287,556	2,516,743
	J Sainsbury PLC	5,757,083	27,762,430
	Kingfisher PLC	6,401,753	26,707,725
	Lloyds Banking Group PLC (LLOY LN)	141,879,076	219,290,470
	Lloyds Banking Group PLC (LYG US), ADR	1,844,768	11,382,219
	NatWest Group PLC (NWG LN)	16,850,471	158,944,315
		Shares	Value»
UNITED KINGDOM — (Continued)
	NatWest Group PLC (NWG US), Sponsored ADR	430,402	$8,151,814
#	Pearson PLC (PSO US), Sponsored ADR	139,690	2,366,349
	Shell PLC (SHEL LN)	307,658	14,082,027
#	Shell PLC (SHEL US), ADR	8,462,215	778,354,459
	Standard Chartered PLC	3,879,521	114,708,156
	Vodafone Group PLC (VOD LN)	31,281,786	49,643,878
TOTAL UNITED KINGDOM			2,576,821,963
UNITED STATES — (0.1%)
	International Paper Co.	471,882	19,483,413
TOTAL COMMON STOCKS			18,836,725,540
PREFERRED STOCKS — (0.4%)
GERMANY — (0.4%)
#	Dr. Ing hc F Porsche AG, 2.369%	7,689	376,426
	Henkel AG & Co. KGaA, 2.737%	368,277	32,105,907
#	Volkswagen AG, 7.076%	383,757	33,165,052
TOTAL GERMANY			65,647,385
TOTAL INVESTMENT SECURITIES (Cost $9,800,939,945)			18,902,372,925

			Value†
SECURITIES LENDING COLLATERAL — (1.7%)
@§	The DFA Short Term Investment Fund	28,771,625	332,801,384
TOTAL INVESTMENTS — (100.0%)
(Cost $10,133,700,193)^^			$19,235,174,309

The DFA International Value Series
CONTINUED
As of July 31, 2026, The DFA International Value Series had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	411	09/18/26	$154,195,193	$154,520,588	$325,395
Total Futures Contracts			$154,195,193	$154,520,588	$325,395
As of July 31, 2026, the value of Rule 144A securities amounted to $65,598,907 or 0.3% of net assets.
Summary of the Series' investments as of July 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	—	$1,068,535,425	—	$1,068,535,425
Austria	—	36,007,032	—	36,007,032
Belgium	—	172,332,315	—	172,332,315
Canada	$2,255,759,628	—	—	2,255,759,628
Denmark	—	340,368,628	—	340,368,628
Finland	12,165,834	136,964,681	—	149,130,515
France	16,235,504	1,807,253,881	—	1,823,489,385
Germany	38,246,942	1,440,652,018	—	1,478,898,960
Hong Kong	—	229,932,318	—	229,932,318
Ireland	—	44,962,364	—	44,962,364
Israel	888,557	200,322,309	—	201,210,866
Italy	19,669,830	360,127,688	—	379,797,518
Japan	32,972,224	4,062,171,336	—	4,095,143,560
Netherlands	61,462,000	733,238,460	—	794,700,460
New Zealand	—	27,434,125	—	27,434,125
Norway	283,218	175,014,089	—	175,297,307
Portugal	—	5,699,495	—	5,699,495
Singapore	—	193,243,562	—	193,243,562
Spain	6,177	774,167,745	—	774,173,922
Sweden	2,467,551	419,300,971	—	421,768,522
Switzerland	64,800,333	1,507,733,924	—	1,572,534,257
United Kingdom	1,243,909,671	1,332,912,292	—	2,576,821,963
United States	—	19,483,413	—	19,483,413
Preferred Stocks
Germany	—	65,647,385	—	65,647,385
Securities Lending Collateral	—	332,801,384	—	332,801,384
Total Investments in Securities	$3,748,867,469	$15,486,306,840	—	$19,235,174,309
Financial Instruments
Assets
Futures Contracts**	325,395	—	—	325,395
Total Financial Instruments	$325,395	—	—	$325,395
** Valued at the unrealized appreciation/(depreciation) on the investment.

The Japanese Small Company Series
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)

		Shares	Value»
COMMON STOCKS — (98.6%)
COMMUNICATION SERVICES — (2.3%)
	Akatsuki, Inc.	46,200	$882,340
#	AlphaPolis Co. Ltd.	29,900	198,694
	Amuse, Inc.	42,600	520,787
#	Anycolor, Inc.	14,500	238,609
#	Asahi Net, Inc.	53,100	211,070
#	Atrae, Inc.	38,000	204,916
	Avex, Inc.	136,185	1,127,876
#*	Bank of Innovation, Inc.	7,300	225,557
#*	Bengo4.com, Inc.	1,200	17,358
#	Bushiroad, Inc.	6,500	15,242
#	Ceres, Inc.	28,801	380,485
	COLOPL, Inc.	14,501	35,599
*	Cover Corp.	8,300	76,199
	CyberAgent, Inc.	492,500	4,499,628
	Daiichikosho Co. Ltd.	239,900	2,726,269
	DeNA Co. Ltd.	408,000	6,340,103
#	Freebit Co. Ltd.	65,800	642,370
#	GA Technologies Co. Ltd.	97,000	877,003
#	Giftee Group, Inc.	43,400	285,391
	GREE Holdings, Inc.	312,200	787,159
#*	Gumi, Inc.	5,000	7,927
	GungHo Online Entertainment, Inc.	167,200	2,546,324
#	Hakuhodo DY Holdings, Inc.	817,400	6,671,155
#	IG Port, Inc.	3,200	21,397
#	i-mobile Co. Ltd.	170,400	513,688
#	Intage Holdings, Inc.	62,901	753,985
	Internet Initiative Japan, Inc.	424,200	9,312,011
#	IPS, Inc.	29,599	643,596
#	ITmedia, Inc.	27,600	204,532
#*	Japan Communications, Inc.	238,100	169,853
	Kakaku.com, Inc.	514,067	11,941,449
#	Kamakura Shinsho Ltd.	75,400	251,835
	LIFULL Co. Ltd.	364,700	462,773
#	Macbee Planet, Inc.	3,400	25,607
#	MarkLines Co. Ltd.	49,571	417,448
#	Marvelous, Inc.	138,580	405,655
#	Members Co. Ltd.	18,800	104,484
	MIXI, Inc.	85,700	1,559,297
#	NexTone, Inc.	23,500	223,205
	Okinawa Cellular Telephone Co.	305,900	7,417,548
#	Port, Inc.	39,800	608,344
	PR Times Corp.	20,574	269,506
	Rakumachi, Inc.	4,400	27,695
		Shares	Value»
COMMUNICATION SERVICES — (Continued)
#	Septeni Holdings Co. Ltd.	185,700	$600,293
#	Sharingtechnology, Inc.	101,500	851,720
#	Shochiku Co. Ltd.	33,800	2,444,723
	SKY Perfect JSAT Corp.	547,700	7,134,018
	Toei Animation Co. Ltd.	244,800	4,533,223
	Toei Co. Ltd.	30,700	1,167,149
	Tohokushinsha Film Corp.	284,400	886,902
	Tow Co. Ltd.	108,100	227,521
	TV Asahi Holdings Corp.	107,100	2,099,507
	Tv Tokyo Holdings Corp.	58,900	1,271,339
#	U-Next Holdings Co. Ltd.	338,700	3,636,134
	ValueCommerce Co. Ltd.	52,400	155,601
	Vector, Inc.	93,245	1,036,290
	Vision, Inc.	500	3,235
	Zenrin Co. Ltd.	117,546	667,960
#	ZIGExN Co. Ltd.	214,435	564,869
TOTAL COMMUNICATION SERVICES			92,132,453
CONSUMER DISCRETIONARY — (15.4%)
	& ST HD Co. Ltd.	124,504	2,641,525
#	&Do Holdings Co. Ltd.	28,900	169,247
	AB & Company Co. Ltd.	2,500	21,411
	ABC-Mart, Inc.	76,300	1,305,552
#	Aeon Fantasy Co. Ltd.	26,686	462,065
#	Aeon Kyushu Co. Ltd.	4,600	81,770
#	Ahresty Corp.	52,998	231,527
	Ainavo Holdings Co. Ltd.	11,200	54,055
	Airtrip Corp.	62,800	349,707
	Aisan Industry Co. Ltd.	208,700	3,114,145
#*	Akebono Brake Industry Co. Ltd.	426,401	292,022
#	Alpen Co. Ltd.	22,900	318,400
	Alpha Corp.	2,600	19,923
#	Amiyaki Tei Co. Ltd.	68,942	587,857
#	AOKI Holdings, Inc.	182,900	1,976,141
	Aoyama Trading Co. Ltd.	424,900	1,997,753
	Arata Corp.	109,600	1,793,891
#	ARCLANDS Corp.	294,177	3,533,201
#	Asahi Co. Ltd.	74,500	635,423

The Japanese Small Company Series
CONTINUED
		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
#	ASKUL Corp.	31,700	$250,722
#*	Atom Corp.	77,300	184,707
#*	Atsugi Co. Ltd.	29,300	199,056
#*	Aucnet, Inc.	254,400	2,119,588
	Autobacs Seven Co. Ltd.	60,600	590,750
	Beauty Garage, Inc.	16,600	144,520
	Belluna Co. Ltd.	237,700	1,597,376
#	Bic Camera, Inc.	508,300	5,560,326
#	Bookoff Group Holdings Ltd.	61,000	1,074,605
	B-R31 Ice Cream Co. Ltd.	500	12,777
	BRONCO BILLY Co. Ltd.	27,600	466,019
	BuySell Technologies Co. Ltd.	77,000	1,422,280
#	Can Do Co. Ltd.	900	20,386
	Casio Computer Co. Ltd.	33,000	362,619
	Central Automotive Products Ltd.	241,500	3,102,335
#	Central Sports Co. Ltd.	34,486	526,318
#	Chikaranomoto Holdings Co. Ltd.	2,200	22,707
	Chiyoda Co. Ltd.	46,600	291,413
	Chofu Seisakusho Co. Ltd.	22,900	301,350
	Choushimaru Co. Ltd.	3,700	39,978
	Chuo Spring Co. Ltd.	54,900	1,264,241
	Cleanup Corp.	59,300	344,463
#	Colowide Co. Ltd.	109,501	1,416,105
#	Create Restaurants Holdings, Inc.	1,456,520	7,120,647
	Curves Holdings Co. Ltd.	276,195	1,657,910
#	Daido Metal Co. Ltd.	130,300	1,101,119
#	Daikoku Denki Co. Ltd.	15,800	243,896
	Daikyonishikawa Corp.	199,851	1,283,399
	Dainichi Co. Ltd.	19,700	129,659
#	Daisyo Corp.	9,100	63,978
	DCM Holdings Co. Ltd.	614,300	5,916,790
	Doshisha Co. Ltd.	130,800	2,442,041
	Doutor Nichires Holdings Co. Ltd.	151,686	3,043,036
#	Eagle Industry Co. Ltd.	146,600	2,731,000
#	EAT&HOLDINGS Co. Ltd.	9,700	124,111
	EDION Corp.	467,200	7,100,039
	Enigmo, Inc.	13,600	34,342
#	ES-Con Japan Ltd.	230,700	1,550,279
#	Eslead Corp.	47,700	1,553,706
#	Eternal Hospitality Group Co. Ltd.	44,000	380,799
		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Exedy Corp.	219,800	$8,282,312
	FCC Co. Ltd.	171,000	3,974,216
	First Juken Co. Ltd.	2,100	15,199
#	Fit Easy, Inc.	15,000	257,284
#	FJ Next Holdings Co. Ltd.	95,000	1,130,952
#	Foster Electric Co. Ltd.	87,800	1,554,213
	F-Tech, Inc.	5,400	22,858
	Fuji Corp. Ltd.	65,100	301,585
#	Fuji Kyuko Co. Ltd.	50,402	868,073
	Fujibo Holdings, Inc.	171,000	3,675,287
	Fujikura Composites, Inc.	99,500	1,550,089
	Fujishoji Co. Ltd.	1,500	9,726
#	Fujita Kanko, Inc.	200,100	2,522,342
	FuKoKu Co. Ltd.	69,900	820,575
	Furyu Corp.	64,400	558,276
	Futaba Industrial Co. Ltd.	240,100	1,549,910
#	Gakkyusha Co. Ltd.	47,600	804,048
	Gamecard Holdings, Inc.	10,700	176,879
#	Genki Global Dining Concepts Corp.	62,400	1,382,622
	Geo Holdings Corp.	129,000	1,684,369
#	Gift Holdings, Inc.	57,200	1,845,597
	GLOBERIDE, Inc.	100,698	1,606,459
#	Gokurakuyu Holdings Co. Ltd.	3,400	10,705
	Goldwin, Inc.	175,797	2,525,145
#	Gourmet Kineya Co. Ltd.	1,800	11,059
#	Greens Co. Ltd.	42,805	590,681
	GS Yuasa Corp.	444,683	14,975,541
#	GSI Creos Corp.	63,184	1,051,136
	G-Tekt Corp.	124,300	1,674,516
	Gunze Ltd.	163,400	4,111,390
#	Hagihara Industries, Inc.	60,300	673,416
	Happinet Corp.	194,000	4,015,855
#	Hard Off Corp. Co. Ltd.	58,800	1,067,126
	Hiday Hidaka Corp.	83,800	1,517,418
#	HI-LEX Corp.	75,181	1,069,308
#	Himaraya Co. Ltd.	2,600	14,321
#	HIS Co. Ltd.	173,677	1,116,230
	H-One Co. Ltd.	65,000	626,377
#	Honeys Holdings Co. Ltd.	73,640	661,464
#	Hoosiers Holdings Co. Ltd.	174,500	1,355,221
#	Hotland Holdings Co. Ltd.	45,500	468,811
	IBJ, Inc.	46,200	238,751
#	Ichibanya Co. Ltd.	216,655	1,274,093
	Ichikoh Industries Ltd.	196,800	649,824
#	IDOM, Inc.	332,500	2,672,804

The Japanese Small Company Series
CONTINUED
		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Iida Group Holdings Co. Ltd.	95,200	$1,362,964
#	IKK Holdings, Inc.	22,700	114,464
#	Imasen Electric Industrial	10,000	57,133
#	Istyle, Inc.	343,500	950,373
*††	Izuhakone Railway Co. Ltd.	300	0
	Izumi Co. Ltd.	99,300	623,548
	J Front Retailing Co. Ltd.	64,600	1,202,060
#	Jade Group, Inc.	22,700	234,424
	JANOME Corp.	56,600	460,630
#	Japan Eyewear Holdings Co. Ltd.	23,400	369,811
#	Japan Wool Textile Co. Ltd.	302,200	3,603,953
#	JINS Holdings, Inc.	52,600	2,099,319
	Joshin Corp.	92,301	2,277,425
#	Joyful Honda Co. Ltd.	250,800	3,927,024
#	JP-Holdings, Inc.	252,400	1,004,259
	JTEKT Corp.	808,958	11,077,221
	JVCKenwood Corp.	969,700	6,815,811
#*	Kappa Create Co. Ltd.	49,600	506,909
	Kawai Musical Instruments Manufacturing Co. Ltd.	27,400	596,897
	King Co. Ltd.	26,400	205,211
#	Kintetsu Department Store Co. Ltd.	24,100	279,580
	Ki-Star Real Estate Co. Ltd.	94,798	2,095,203
#	KNT-CT Holdings Co. Ltd.	47,600	570,571
	Kohnan Shoji Co. Ltd.	140,800	3,705,855
	Koito Manufacturing Co. Ltd.	108,900	1,820,047
#	Kojima Co. Ltd.	122,400	1,058,798
	Komatsu Matere Co. Ltd.	74,799	332,472
	KOMEDA Holdings Co. Ltd.	268,800	4,880,568
#	Komehyo Holdings Co. Ltd.	34,515	1,081,516
	Komeri Co. Ltd.	141,900	3,433,386
#	Koshidaka Holdings Co. Ltd.	77,800	511,670
#	Kourakuen Corp.	22,800	161,035
	K's Holdings Corp.	753,000	8,919,560
#	KU Holdings Co. Ltd.	115,500	872,673
#	Kura Sushi, Inc.	127,794	1,338,590
	Kurabo Industries Ltd.	88,500	5,457,808
	KYB Corp.	200,400	5,622,881
#	Kyoritsu Maintenance Co. Ltd.	312,100	6,782,682
#	LEC, Inc.	156,300	946,485
#	LITALICO, Inc.	123,400	1,233,095
		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
#	Look Holdings, Inc.	37,100	$603,703
#	Mars Group Holdings Corp.	66,100	1,301,893
#	Maruchiyo Yamaokaya Corp.	55,000	1,200,543
	Matsuoka Corp.	25,600	394,121
	Matsuyafoods Holdings Co. Ltd.	3,000	94,456
	Mazda Motor Corp.	513,200	3,741,530
#	Media Do Co. Ltd.	5,483	44,386
	Meiko Network Japan Co. Ltd.	18,900	92,303
#	Meiwa Estate Co. Ltd.	29,400	153,589
*	Mercari, Inc.	551,401	14,920,846
#	Mitsuba Corp.	133,090	990,448
#	Mitsubishi Motors Corp.	2,994,052	6,854,933
	Mizuno Corp.	282,400	6,512,380
	Monogatari Corp.	165,700	5,692,368
	Morito Co. Ltd.	107,800	1,215,571
	MOS Food Services, Inc.	66,100	1,601,112
	MrMax Holdings Ltd.	89,625	440,284
	Murakami Corp.	31,800	1,325,120
	Musashi Seimitsu Industry Co. Ltd.	242,500	4,791,902
#	Nafco Co. Ltd.	29,500	414,378
#	Nagase Brothers, Inc.	9,000	132,018
#	Nagawa Co. Ltd.	1,100	35,827
	New Art Holdings Co. Ltd.	33,447	283,520
	Nextage Co. Ltd.	206,100	4,294,714
	NHK Spring Co. Ltd.	379,235	8,407,473
	Nichirin Co. Ltd.	61,160	1,577,675
	Nifco, Inc.	307,000	9,938,290
	Nihon Tokushu Toryo Co. Ltd.	65,200	1,007,707
	Nikon Corp.	285,600	3,393,597
	Nippon Felt Co. Ltd.	12,300	70,782
	Nippon Seiki Co. Ltd.	217,000	3,285,898
#	Nippon Ski Resort Development Co. Ltd.	7,300	21,715
	Nishikawa Rubber Co. Ltd.	35,700	732,368
#	Nishimatsuya Chain Co. Ltd.	53,800	673,730
	Nissan Shatai Co. Ltd.	54,601	329,932
	Nissan Tokyo Sales Holdings Co. Ltd.	186,200	634,115
#	NITTAN Corp.	7,700	22,979
	Nojima Corp.	1,184,700	9,699,661
	NOK Corp.	280,180	5,294,661
	Noritsu Koki Co. Ltd.	310,300	3,774,418
	Noritz Corp.	133,300	1,983,252
	NPR-RIKEN Corp.	111,698	2,825,875
	Ohashi Technica, Inc.	122,000	876,652

The Japanese Small Company Series
CONTINUED
		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
#	Ohsho Food Service Corp.	198,100	$3,760,269
	Onward Holdings Co. Ltd.	442,600	2,114,802
#	Ootoya Holdings Co. Ltd.	13,800	743,519
#	Optimus Group Co. Ltd.	14,300	37,497
	PAL GROUP Holdings Co. Ltd.	473,400	4,467,207
#	PIA Corp.	9,274	165,058
	Piolax, Inc.	155,800	1,698,154
	Press Kogyo Co. Ltd.	381,900	2,050,267
#	QB Net Holdings Co. Ltd.	57,183	463,056
#	Raccoon Holdings, Inc.	11,300	45,467
#	Renaissance, Inc.	10,900	72,827
*	RenetJapanGroup, Inc.	3,600	18,491
#	Resol Holdings Co. Ltd.	1,200	59,117
	Resorttrust, Inc.	899,128	10,084,700
#	Rhythm Co. Ltd.	34,000	822,183
	Ride On Express Holdings Co. Ltd.	3,400	21,189
#	Ringer Hut Co. Ltd.	55,200	812,430
	Rinnai Corp.	400,400	8,953,866
#	Riso Kyoiku Group Corp.	276,065	360,154
#	Rock Field Co. Ltd.	90,200	774,620
	Roland Corp.	54,100	1,421,439
	Round One Corp.	894,114	6,793,987
#	Royal Holdings Co. Ltd.	236,400	1,974,841
#	Sac's Bar Holdings, Inc.	79,201	383,842
#	Sagami Holdings Corp.	31,800	413,672
	Saizeriya Co. Ltd.	136,200	6,757,928
	San Holdings, Inc.	102,400	928,798
	Sangetsu Corp.	287,250	5,564,755
	Sankyo Co. Ltd.	11,200	129,974
	Sankyo Seiko Co. Ltd.	189,400	952,421
#	Sanoh Industrial Co. Ltd.	64,500	321,695
	Sanyo Shokai Ltd.	37,599	1,146,581
	Scroll Corp.	181,700	1,935,981
	Sega Sammy Holdings, Inc.	569,548	9,839,019
	Seiko Group Corp.	321,962	15,741,738
	Seiren Co. Ltd.	272,600	5,391,989
	Seria Co. Ltd.	168,723	4,088,043
#*	Sharp Corp.	415,964	1,606,897
	Shikibo Ltd.	28,926	188,947
#	Shoei Co. Ltd.	286,600	3,493,203
#	Skylark Holdings Co. Ltd.	176,700	3,482,111
		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Solvvy, Inc.	6,800	$64,494
	SPK Corp.	97,200	843,546
	Sprix, Inc.	8,400	57,995
#	SRS Holdings Co. Ltd.	123,400	1,109,456
	St. Marc Holdings Co. Ltd.	47,000	757,410
	Stanley Electric Co. Ltd.	400,800	8,733,714
#	Step Co. Ltd.	56,000	790,402
#	Suminoe Co. Ltd.	3,300	24,090
	Sumitomo Rubber Industries Ltd.	543,012	7,682,928
#	Suncall Corp.	75,837	593,832
#	Syuppin Co. Ltd.	17,000	143,004
#	T RAD Co. Ltd.	208,000	1,916,120
#	Tachikawa Corp.	66,200	1,091,832
	Tachi-S Co. Ltd.	134,140	1,890,313
#	Taiho Kogyo Co. Ltd.	30,201	206,668
#	Takashimaya Co. Ltd.	485,198	6,936,320
#	Tama Home Co. Ltd.	77,900	1,485,451
	Tamron Co. Ltd.	814,900	7,320,067
#	TASUKI Holdings, Inc.	40,800	281,731
	Tigers Polymer Corp.	33,300	207,572
#	Toa Corp. (6809 JP)	108,317	1,099,283
	Tokai Rika Co. Ltd.	291,800	5,754,151
	Token Corp.	39,050	3,272,798
	Tokyo Base Co. Ltd.	41,900	100,356
	Tokyotokeiba Co. Ltd.	79,700	2,511,552
	Tomy Co. Ltd.	312,593	7,110,846
	Topre Corp.	186,600	3,268,700
#	Toridoll Holdings Corp.	179,800	4,911,461
	Tosho Co. Ltd.	53,702	257,496
	Toyo Tire Corp.	157,400	4,174,941
	Toyoda Gosei Co. Ltd.	429,899	14,841,596
#	Toyota Boshoku Corp.	454,800	6,346,127
	TPR Co. Ltd.	232,324	2,157,888
#	Treasure Factory Co. Ltd.	66,100	863,635
	TS Tech Co. Ltd.	243,486	2,792,986
	TSI Holdings Co. Ltd.	251,695	1,940,022
#	Tsuburaya Fields Holdings, Inc.	163,200	2,467,828
#	Tsukada Global Holdings, Inc.	15,900	60,300
#	Tsutsumi Jewelry Co. Ltd.	24,900	396,874
	Unipres Corp.	90,197	749,851
#	United Arrows Ltd.	114,300	1,741,613
#*	Universal Entertainment Corp.	60,600	253,106
	Valuence Holdings, Inc.	9,000	102,984
	VT Holdings Co. Ltd.	441,200	1,360,384
#	Wacoal Holdings Corp.	208,000	5,735,650
#	Waseda Academy Co. Ltd.	46,300	722,253
	WATAMI Co. Ltd.	72,200	427,088

The Japanese Small Company Series
CONTINUED
		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Workman Co. Ltd.	19,666	$721,304
	World Co. Ltd.	248,100	2,495,312
	Xebio Holdings Co. Ltd.	112,904	777,052
	Yagi & Co. Ltd.	49,600	563,764
	Yamada Holdings Co. Ltd.	1,977,959	8,834,902
#	Yamae Group Holdings Co. Ltd.	85,500	1,502,270
	Yamaha Corp.	1,233,897	9,564,704
	Yamato International, Inc.	7,200	26,527
	Yellow Hat Ltd.	402,900	4,562,108
#	Yondoshi Holdings, Inc.	40,320	523,460
#	Yonex Co. Ltd.	262,300	4,268,065
#	Yorozu Corp.	10,557	59,021
#	Yoshinoya Holdings Co. Ltd.	321,500	7,763,548
#	Yossix Holdings Co. Ltd.	27,600	561,823
#	Zojirushi Corp.	61,100	551,679
TOTAL CONSUMER DISCRETIONARY			625,034,693
CONSUMER STAPLES — (8.0%)
#	Aeon Hokkaido Corp.	224,700	1,190,893
	AFC-HD AMS Life Science Co. Ltd.	5,300	28,536
	Ain Holdings, Inc.	37,201	1,373,288
#	Albis Co. Ltd.	1,013	16,155
	Arcs Co. Ltd.	209,800	4,763,825
	Ariake Japan Co. Ltd.	53,500	1,799,658
#	Artnature, Inc.	10,200	56,592
	Axial Retailing, Inc.	358,200	2,848,335
	Belc Co. Ltd.	65,400	2,742,253
	Blue Zones Holdings Co. Ltd.	393,900	4,421,323
	Bourbon Corp.	14,900	295,818
#	Bull-Dog Sauce Co. Ltd.	10,400	118,529
	Calbee, Inc.	422,300	7,702,049
	Cawachi Ltd.	57,109	1,190,227
	Chubu Shiryo Co. Ltd.	133,795	1,582,806
	Chuo Gyorui Co. Ltd.	6,000	136,880
	Coca-Cola Bottlers Japan Holdings, Inc.	237,901	5,716,982
	Cosmos Pharmaceutical Corp.	137,887	5,561,667
#	Cota Co. Ltd.	132,911	1,014,766
	Create SD Holdings Co. Ltd.	105,353	2,200,709
#	Daikokutenbussan Co. Ltd.	32,300	915,440
#	DyDo Group Holdings, Inc.	108,200	2,044,539
		Shares	Value»
CONSUMER STAPLES — (Continued)
	Earth Corp.	51,301	$1,522,590
#	Ebara Foods Industry, Inc.	800	12,391
#	Eco's Co. Ltd.	42,500	655,791
	Ensuiko Sugar Refining Co. Ltd.	47,900	134,068
#	euglena Co. Ltd.	145,400	310,436
	Ezaki Glico Co. Ltd.	263,200	8,344,879
	Feed One Co. Ltd.	112,837	907,385
#	Fuji Co. Ltd.	106,000	1,350,418
	Fuji Oil Co. Ltd.	205,700	5,113,610
#	Fujicco Co. Ltd.	18,800	188,110
#	Fujiya Co. Ltd.	12,048	185,004
	G-7 Holdings, Inc.	139,700	1,274,637
#	Genky DrugStores Co. Ltd.	98,200	2,300,092
	H2O Retailing Corp.	485,387	8,683,536
	Hagoromo Foods Corp.	15,800	365,240
	Halows Co. Ltd.	56,445	1,356,106
	Heiwado Co. Ltd.	175,000	2,923,894
#	Hokkaido Coca-Cola Bottling Co. Ltd.	37,398	940,379
	Hokuryo Co. Ltd.	4,400	55,541
	Hokuto Corp.	20,800	254,781
	House Foods Group, Inc.	274,800	6,683,998
#	Imuraya Group Co. Ltd.	10,101	150,692
#	I-NE Co. Ltd.	1,600	12,563
#	Ito En Ltd.	177,699	3,324,644
	Itoham Yonekyu Holdings, Inc.	141,160	4,344,337
	Iwatsuka Confectionery Co. Ltd.	15,400	299,560
#	JM Holdings Co. Ltd.	107,401	921,423
	J-Oil Mills, Inc.	35,624	466,831
	Kadoya Sesame Mills, Inc.	2,500	28,007
	Kagome Co. Ltd.	84,400	1,382,422
#	Kameda Seika Co. Ltd.	230,697	1,843,421
	Kaneko Seeds Co. Ltd.	2,600	24,754
	Kanemi Co. Ltd.	1,200	30,066
#	Kanro, Inc.	81,000	560,520
	Kato Sangyo Co. Ltd.	139,300	5,562,187
#	Kenko Mayonnaise Co. Ltd.	54,677	700,061
#	Key Coffee, Inc.	7,500	94,214
#	Kibun Foods, Inc.	31,800	216,987
	Kobe Bussan Co. Ltd.	260,200	4,549,247
	Koike-ya, Inc.	600	17,960
#	Kose Holdings Corp.	85,600	3,046,554
#	Kotobuki Spirits Co. Ltd.	469,931	7,492,286
#	Kusuri No. Aoki Holdings Co. Ltd.	268,800	6,780,432

The Japanese Small Company Series
CONTINUED
		Shares	Value»
CONSUMER STAPLES — (Continued)
#	Kyokuyo Co. Ltd.	50,553	$1,439,208
#	Lacto Japan Co. Ltd.	37,400	793,721
	Life Corp.	231,400	3,747,418
#	Lifedrink Co., Inc.	181,100	1,645,661
	Lion Corp.	1,106,794	11,864,961
	Mammy Mart Holdings Corp.	4,500	30,350
	Marudai Food Co. Ltd.	71,900	1,034,454
	Maxvalu Tokai Co. Ltd.	54,900	1,127,624
#	Medical System Network Co. Ltd.	7,100	21,559
	Megmilk Snow Brand Co. Ltd.	127,300	3,000,886
#	Meito Co. Ltd.	43,900	879,618
	Milbon Co. Ltd.	126,252	2,201,931
	Mitsui DM Sugar Co. Ltd.	84,890	1,827,153
#	Miyoshi Oil & Fat Co. Ltd.	15,400	184,866
	Morinaga & Co. Ltd.	336,698	5,580,367
	Morinaga Milk Industry Co. Ltd.	1,627,600	12,171,270
#	Morozoff Ltd.	800	7,541
#	MTG Co. Ltd.	37,000	1,764,479
#	Natori Co. Ltd.	31,300	387,585
	NH Foods Ltd.	194,000	7,618,970
#	Nichimo Co. Ltd.	28,841	430,874
	Nichirei Corp.	1,079,686	15,017,421
	Niitaka Co. Ltd.	1,860	26,641
	Nippn Corp.	286,400	5,047,338
	Nippon Beet Sugar Manufacturing Co. Ltd.	36,460	1,148,720
	Nisshin Oillio Group Ltd.	427,500	5,103,752
	Nisshin Seifun Group, Inc.	319,200	4,040,809
	Nissui Corp.	1,695,500	13,369,971
#	Nitto Fuji Flour Milling Co. Ltd.	58,500	675,082
#	Noevir Holdings Co. Ltd.	61,366	1,915,526
#	Oenon Holdings, Inc.	184,900	566,289
	OIE Sangyo Co. Ltd.	22,000	341,716
#	Oisix ra daichi, Inc.	18,800	190,884
#	Okamura Foods Co. Ltd.	7,500	58,984
#	Okuwa Co. Ltd.	120,701	611,614
	OUG Holdings, Inc.	20,500	568,186
	Pickles Holdings Co. Ltd.	6,600	47,592
	Pigeon Corp.	490,925	6,222,241
	Premium Water Holdings, Inc.	7,500	173,630
	Prima Meat Packers Ltd.	154,000	2,396,333
#	Qol Holdings Co. Ltd.	104,301	1,368,338
		Shares	Value»
CONSUMER STAPLES — (Continued)
#	Retail Partners Co. Ltd.	34,400	$295,071
	Riken Vitamin Co. Ltd.	133,100	2,679,526
	Rohto Pharmaceutical Co. Ltd.	337,200	5,049,976
#	Rokko Butter Co. Ltd.	23,000	153,390
	S Foods, Inc.	98,862	1,700,371
#	S&B Foods, Inc.	70,888	2,922,715
	Sakata Seed Corp.	135,000	3,641,311
	San-A Co. Ltd.	222,200	4,548,628
#	Sapporo Holdings Ltd.	62,100	784,117
	Sato Foods Co. Ltd.	800	42,905
#	Shimadaya Corp.	23,901	248,203
#	Shinnihonseiyaku Co. Ltd.	47,300	599,491
	Shinobu Foods Products Co. Ltd.	1,600	17,149
#	Shoei Foods Corp.	41,600	1,152,642
	Showa Sangyo Co. Ltd.	108,000	2,400,315
#	ST Corp.	18,200	172,761
	Starzen Co. Ltd.	260,900	2,200,845
	STI Foods Holdings, Inc.	2,027	14,221
#	Sugi Holdings Co. Ltd.	332,000	5,883,731
	Sundrug Co. Ltd.	292,000	6,940,913
#	Takara Holdings, Inc.	720,277	9,396,688
#	Toho Co. Ltd. (8142 JP)	125,500	1,064,072
	Torigoe Co. Ltd.	61,000	413,318
#	Transaction Co. Ltd.	173,400	1,302,715
	Umios Corp.	523,258	4,287,862
#	United Super Markets Holdings, Inc.	91,366	471,387
	Valor Holdings Co. Ltd.	186,800	3,812,818
	Warabeya Nichiyo Holdings Co. Ltd.	63,760	1,111,791
#	Watahan & Co. Ltd.	79,100	650,898
#	Wellneo Sugar Co. Ltd.	68,101	1,180,267
	YAKUODO Holdings Co. Ltd.	12,100	130,817
#	Yamami Co.	10,600	330,299
#	Yamatane Corp.	114,400	1,510,138
#	Yamaya Corp.	8,500	111,051
	Yamazaki Baking Co. Ltd.	69,500	1,468,729
#	Yokorei Co. Ltd.	263,100	3,501,222
#*	Yoshimura Food Holdings KK	10,700	41,276
	Yuasa Funashoku Co. Ltd.	55,600	575,597
#	Yukiguni Factory Co. Ltd.	91,382	669,070
TOTAL CONSUMER STAPLES			323,263,183

The Japanese Small Company Series
CONTINUED
		Shares	Value»
ENERGY — (1.1%)
	Cosmo Energy Holdings Co. Ltd.	102,100	$2,540,763
	Itochu Enex Co. Ltd.	333,300	4,520,898
	Iwatani Corp.	987,249	12,566,689
	Japan Petroleum Exploration Co. Ltd.	754,700	8,397,503
#	Mitsuuroko Group Holdings Co. Ltd.	195,200	2,578,152
	Modec, Inc.	64,100	4,140,013
#*	Nippon Coke & Engineering Co. Ltd.	216,000	127,404
	Sala Corp.	255,201	1,827,160
	San-Ai Obbli Co. Ltd.	355,900	5,176,247
#	Sinanen Holdings Co. Ltd.	40,800	1,691,996
#	Toyo Kanetsu KK	66,200	1,006,776
TOTAL ENERGY			44,573,601
FINANCIALS — (12.2%)
	77 Bank Ltd.	652,356	14,134,240
	AEON Financial Service Co. Ltd.	492,200	4,839,378
	Aichi Financial Group, Inc.	337,500	3,638,029
#	Aizawa Securities Group Co. Ltd.	107,100	1,142,202
	Akatsuki Corp.	107,000	401,727
#	Akita Bank Ltd.	83,940	3,787,573
#	Anicom Holdings, Inc.	240,129	1,800,945
#	Aozora Bank Ltd.	349,000	6,622,518
	Awa Bank Ltd.	138,028	7,126,328
	Bank of Iwate Ltd.	292,228	3,908,123
	Bank of Kochi Ltd.	4,200	29,173
	Bank of Nagoya Ltd.	174,687	7,049,930
	Bank of Saga Ltd.	60,620	2,108,520
#	Bank of the Ryukyus Ltd.	168,667	3,081,727
	CCI Group, Inc.	1,211,400	8,321,799
	Chiba Kogyo Bank Ltd.	267,058	4,317,834
	Chugin Financial Group, Inc.	743,900	15,328,340
	Daishi Hokuetsu Financial Group, Inc.	1,299,700	18,670,038
	Daito Bank Ltd.	5,000	31,865
	eGuarantee, Inc.	173,445	1,996,211
	Ehime Bank Ltd.	164,701	2,845,787
	Entrust, Inc.	40,500	284,976
	FIDEA Holdings Co. Ltd.	32,192	432,789
	Financial Partners Group Co. Ltd.	303,900	3,262,877
#	Fintech Global, Inc.	563,200	463,551
#	First Bank of Toyama Ltd.	305,200	5,509,472
		Shares	Value»
FINANCIALS — (Continued)
#	FP Partner, Inc.	7,400	$101,728
#	Fukui Bank Ltd.	41,262	1,454,566
	Fuyo General Lease Co. Ltd.	144,500	4,102,194
#	GMO Financial Gate, Inc.	7,538	303,597
#	GMO Financial Holdings, Inc.	187,100	1,273,426
#	GMO Payment Gateway, Inc.	70,600	4,399,315
	Hirogin Holdings, Inc.	1,328,400	18,180,826
#	Hirose Tusyo, Inc.	17,300	423,502
	Hokuhoku Financial Group, Inc.	393,253	18,195,340
	HS Holdings Co. Ltd.	84,212	601,179
	Hyakugo Bank Ltd.	1,256,209	15,703,599
	Hyakujushi Bank Ltd.	398,100	7,014,449
#	Ichiyoshi Securities Co. Ltd.	82,500	799,827
	IwaiCosmo Holdings, Inc.	122,500	3,193,034
	J Trust Co. Ltd.	401,334	2,043,908
	Jaccs Co. Ltd.	144,900	3,397,834
	JAFCO Group Co. Ltd.	424,400	5,955,324
#	Japan Investment Adviser Co. Ltd.	150,256	2,013,594
	Japan Securities Finance Co. Ltd.	435,800	6,489,315
	J-Lease Co. Ltd.	63,800	546,328
	Juroku Financial Group, Inc.	837,600	12,293,573
	Keiyo Bank Ltd.	406,315	6,655,291
#	Kita-Nippon Bank Ltd.	33,506	1,386,098
	Kiyo Bank Ltd.	358,390	10,423,251
	Kyokuto Securities Co. Ltd.	52,500	582,030
	Kyushu Financial Group, Inc.	1,187,677	10,916,899
	Kyushu Leasing Service Co. Ltd.	39,100	386,223
*	Lifenet Insurance Co.	38,700	403,912
#	M&A Capital Partners Co. Ltd.	66,500	1,612,866
	Marui Group Co. Ltd.	579,799	10,801,384
	Marusan Securities Co. Ltd.	123,200	936,229
	Matsui Securities Co. Ltd.	482,801	3,162,642
	Mercuria Holdings Co. Ltd.	3,000	14,627
	Mito Securities Co. Ltd.	249,629	1,269,374
	Miyazaki Bank Ltd.	343,500	4,993,003
	Mizuho Leasing Co. Ltd.	832,100	7,113,831
	Monex Group, Inc.	586,800	2,583,574

The Japanese Small Company Series
CONTINUED
		Shares	Value»
FINANCIALS — (Continued)
	Muninova Holdings, Inc.	1,391,600	$3,880,100
	Musashino Bank Ltd.	414,363	6,611,745
	Nanto Bank Ltd.	637,000	6,802,072
	NEC Capital Solutions Ltd.	59,700	1,549,691
#*	Net Protections Holdings, Inc.	135,831	372,519
#	Nihon M&A Center Holdings, Inc.	494,500	1,974,573
	Nishi-Nippon Financial Holdings, Inc.	651,700	17,223,015
	North Pacific Bank Ltd.	1,293,400	9,273,006
	Ogaki Kyoritsu Bank Ltd.	152,700	6,796,019
	Oita Bank Ltd.	312,895	4,976,978
	Okasan Securities Group, Inc.	656,700	4,540,950
	Okinawa Financial Group, Inc.	92,716	4,221,299
	Orient Corp.	41,084	232,028
	Premium Group Co. Ltd.	175,200	2,247,265
	Procrea Holdings, Inc.	73,607	1,831,547
	Ricoh Leasing Co. Ltd.	90,200	3,791,211
#	San ju San Financial Group, Inc.	427,152	5,051,975
	San-In Godo Bank Ltd.	882,500	12,790,222
*	SBI ARUHI Corp.	62,000	315,981
#	SBI Insurance Group Co. Ltd.	16,400	216,528
	Senshu Ikeda Holdings, Inc.	1,101,428	6,456,926
#	Seven Bank Ltd.	2,968,399	5,925,939
	Shiga Bank Ltd.	1,143,500	16,990,890
	Shikoku Bank Ltd.	170,790	3,532,221
#	Shimizu Bank Ltd.	48,300	809,970
	Sparx Group Co. Ltd.	89,560	1,261,341
#	Strike Group Co. Ltd.	132,300	1,096,910
	Suruga Bank Ltd.	807,900	13,083,473
	Taiko Bank Ltd.	16,900	272,608
#	Tochigi Bank Ltd.	553,500	3,253,046
	Toho Bank Ltd.	850,900	4,541,419
	Tohoku Bank Ltd.	201	1,816
	Tokai Tokyo Financial Holdings, Inc.	861,501	4,302,592
	Tokyo Kiraboshi Financial Group, Inc.	1,146,704	12,055,560
	Tomato Bank Ltd.	2,300	23,520
	TOMONY Holdings, Inc.	905,643	5,608,941
	Towa Bank Ltd.	164,698	1,354,536
		Shares	Value»
FINANCIALS — (Continued)
	Traders Holdings Co. Ltd.	67,720	$527,572
#*	Transaction Media Networks, Inc.	7,700	20,162
	Tsukuba Bank Ltd.	470,300	1,803,398
	Wellnet Corp.	94,500	381,089
#	Yamagata Bank Ltd.	50,700	1,174,344
	Yamaguchi Financial Group, Inc.	468,030	8,654,449
#	Yamanashi Chuo Bank Ltd.	132,226	5,263,522
	Zenkoku Hosho Co. Ltd.	449,007	8,818,968
TOTAL FINANCIALS			494,777,580
HEALTH CARE — (3.1%)
	Alfresa Holdings Corp.	862,800	12,514,919
#	Amvis Holdings, Inc.	17,316	41,444
	As One Corp.	70,700	1,065,308
#	ASKA Pharmaceutical Holdings Co. Ltd.	124,000	1,663,160
#	Astena Holdings Co. Ltd.	189,100	596,646
	BML, Inc.	133,700	2,998,773
	CE Holdings Co. Ltd.	22,000	230,303
#	Charm Care Corp. KK	92,885	787,515
	Create Medic Co. Ltd.	7,000	50,481
#*	CYBERDYNE, Inc.	123,700	168,483
#	Daito Pharmaceutical Co. Ltd.	146,717	1,149,661
#	Elan Corp.	105,787	509,179
#	EM Systems Co. Ltd.	35,300	122,842
#	eWeLL Co. Ltd.	1,100	14,534
#	FALCO HOLDINGS Co. Ltd.	51,000	847,966
#	FINDEX, Inc.	24,800	130,824
#	France Bed Holdings Co. Ltd.	32,755	261,417
#	Fuji Pharma Co. Ltd.	94,901	1,102,627
	Fukuda Denshi Co. Ltd.	100,200	7,114,305
#	Fuso Pharmaceutical Industries Ltd.	1,400	19,048
#*	GNI Group Ltd.	34,100	527,880
	H.U. Group Holdings, Inc.	98,000	2,094,344
#	Japan Animal Referral Medical Center Co. Ltd.	7,500	46,471
	Japan Lifeline Co. Ltd.	175,900	1,732,241
#	Japan Medical Dynamic Marketing, Inc.	46,901	254,118
#	JCR Pharmaceuticals Co. Ltd.	142,600	426,445
	JMDC, Inc.	43,500	849,402

The Japanese Small Company Series
CONTINUED
		Shares	Value»
HEALTH CARE — (Continued)
	Kaken Pharmaceutical Co. Ltd.	128,100	$3,048,005
#	Kanamic Network Co. Ltd.	97,266	302,649
	Kissei Pharmaceutical Co. Ltd.	193,300	4,935,750
#	Koa Shoji Holdings Co. Ltd.	4,100	19,893
	Kyorin Pharmaceutical Co. Ltd.	204,248	1,461,300
#	Mani, Inc.	315,400	2,973,402
	Medipal Holdings Corp.	175,903	3,167,397
*	Medley, Inc.	3,922	50,360
	Menicon Co. Ltd.	303,399	3,297,711
#	Mizuho Medy Co. Ltd.	76,200	800,447
	Mochida Pharmaceutical Co. Ltd.	63,098	1,230,838
#	Nagaileben Co. Ltd.	78,500	878,326
	Nakanishi, Inc.	277,499	5,273,521
	Nihon Kohden Corp.	179,200	1,784,215
	Nippon Care Supply Co. Ltd.	2,400	58,582
	Nippon Shinyaku Co. Ltd.	212,701	4,524,300
	Nipro Corp.	581,106	5,928,196
#*	Nxera Pharma Co. Ltd.	374,500	2,050,766
	Pharma Foods International Co. Ltd.	8,500	29,651
	PHC Holdings Corp.	131,996	911,830
#*	ReproCELL, Inc.	86,100	68,113
	Rion Co. Ltd.	51,800	1,071,335
	Santen Pharmaceutical Co. Ltd.	785,844	9,277,830
	Sawai Group Holdings Co. Ltd.	244,300	2,523,444
#	Seed Co. Ltd.	3,400	11,406
	Seikagaku Corp.	178,100	831,193
#	Shin Nippon Biomedical Laboratories Ltd.	74,200	591,929
	Ship Healthcare Holdings, Inc.	28,000	448,559
#	Shofu, Inc.	101,700	1,341,765
	Software Service, Inc.	18,600	1,279,466
	Suzuken Co. Ltd.	227,800	7,267,502
#	Tauns Laboratories, Inc.	17,500	51,919
	Techno Medica Co. Ltd.	3,200	40,057
#	Toho Holdings Co. Ltd.	231,400	5,835,516
#	Tokai Corp.	105,000	1,606,915
		Shares	Value»
HEALTH CARE — (Continued)
	Towa Pharmaceutical Co. Ltd.	170,600	$4,267,337
	Tsumura & Co.	281,810	6,744,042
#	Value HR Co. Ltd.	89,800	853,683
	Vital KSK Holdings, Inc.	218,100	2,284,987
	ZERIA Pharmaceutical Co. Ltd.	86,317	1,130,876
TOTAL HEALTH CARE			127,575,349
INDUSTRIALS — (28.4%)
	Advan Group Co. Ltd.	86,100	502,742
	Aichi Corp.	192,400	1,742,272
	Aida Engineering Ltd.	210,100	1,562,151
#	Airman Corp.	137,200	2,174,292
#	Airtech Japan Ltd.	31,900	266,454
#	AIT Corp.	44,300	652,675
	Alconix Corp.	137,200	2,220,128
#	Alinco, Inc.	7,600	52,552
	ALSOK Co. Ltd.	73,800	542,468
#	Altech Corp.	303,210	1,567,034
	Anest Iwata Corp.	204,800	2,302,230
#*	ARCHION Corp.	916,616	1,548,509
#	Artner Co. Ltd.	11,600	69,202
#	Asahi Diamond Industrial Co. Ltd.	210,300	1,435,511
#	Asahi Kogyosha Co. Ltd.	85,300	2,016,102
	Asanuma Corp.	338,000	1,833,875
#	AZ-COM MARUWA Holdings, Inc.	184,400	1,064,653
	Bando Chemical Industries Ltd.	191,600	2,890,568
	Bell System24 Holdings, Inc.	163,000	1,396,828
	Bewith, Inc.	2,900	29,229
	Bunka Shutter Co. Ltd.	323,000	3,839,482
	Career Design Center Co. Ltd.	14,300	261,041
	Careerlink Co. Ltd.	12,900	190,836
	Central Glass Co. Ltd.	112,100	2,773,681
	Central Security Patrols Co. Ltd.	6,001	104,884
#*	Chiyoda Corp.	453,075	1,840,158
	Chiyoda Integre Co. Ltd.	66,200	1,349,595
#	Chori Co. Ltd.	65,300	1,592,918
	Chudenko Corp.	165,700	5,103,701
	Chugai Ro Co. Ltd.	21,200	509,991
	Chuo Warehouse Co. Ltd.	34,900	392,382
	CKD Corp.	231,000	8,429,847
	CMC Corp.	17,400	206,181
	COMSYS Holdings Corp.	37,300	1,224,316

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
#	Copro-Holdings Co. Ltd.	25,000	$127,285
	Cosel Co. Ltd.	77,900	601,957
#	Creek & River Co. Ltd.	47,700	431,413
#	CTI Engineering Co. Ltd.	132,800	2,634,224
#	CTS Co. Ltd.	126,300	666,499
	Dai-Dan Co. Ltd.	355,100	5,354,438
	Daiei Kankyo Co. Ltd.	67,700	1,583,786
	Daihatsu Infinearth Mfg Co. Ltd.	98,400	1,681,334
	Daiho Corp.	297,800	1,480,690
	Dai-Ichi Cutter Kogyo KK	17,247	150,577
	Daiichi Jitsugyo Co. Ltd.	149,400	2,964,967
	Daiichi Kensetsu Corp.	36,500	784,877
	Daiseki Co. Ltd.	268,755	6,390,664
	Daisue Construction Co. Ltd.	42,400	918,735
	Daiwa Ltd.	170,300	1,836,010
#	Denyo Co. Ltd.	93,400	2,331,667
#	Dip Corp.	58,598	685,120
	DMG Mori Co. Ltd.	546,700	12,508,441
	DMW Corp.	4,800	158,971
	Duskin Co. Ltd.	176,700	4,934,051
#	Ebara Jitsugyo Co. Ltd.	130,800	1,958,145
	EJ Holdings, Inc.	46,400	506,563
	en, Inc.	113,399	912,040
	Endo Lighting Corp.	53,100	860,997
#	Envipro Holdings, Inc.	14,100	71,225
#	ERI Holdings Co. Ltd.	75,300	742,208
	EXEO Group, Inc.	919,772	15,018,831
	F&M Co. Ltd.	44,400	724,339
#	Fudo Tetra Corp.	71,880	1,201,287
	Fuji Corp. (6134 JP)	1,000	44,676
	Fuji Die Co. Ltd.	2,200	13,088
	Fukuda Corp.	104,600	2,523,613
	Fukuvi Chemical Industry Co. Ltd.	2,600	15,566
	Fukuyama Transporting Co. Ltd.	78,226	2,915,619
#	FULLCAST Holdings Co. Ltd.	105,800	1,145,659
#	Funai Soken Holdings, Inc.	451,040	3,123,606
	Furukawa Co. Ltd.	109,372	2,396,795
#	Futaba Corp.	90,000	342,969
	Gakken Holdings Co. Ltd.	131,410	837,259
	Gakujo Co. Ltd.	7,500	76,324
	Galilei Holdings Co. Ltd.	151,100	3,258,792
	Gecoss Corp.	95,900	1,044,522
#	Giken Ltd.	51,298	607,336
		Shares	Value»
INDUSTRIALS — (Continued)
	Glory Ltd.	232,155	$6,599,808
#	GMS Group Co. Ltd.	267,277	597,986
#	grems, Inc.	42,400	682,794
	Hamakyorex Co. Ltd.	391,600	4,492,449
	Hanwa Co. Ltd.	909,500	9,659,852
#	Hashimoto Sogyo Holdings Co. Ltd.	8,140	71,886
	Hazama Ando Corp.	832,300	9,482,630
	Hibiya Engineering Ltd.	122,600	2,121,331
	Hikari Tsushin, Inc.	1,380	337,433
	Hirakawa Hewtech Corp.	16,307	321,381
#	Hirano Tecseed Co. Ltd.	36,300	365,178
	Hirata Corp.	115,097	2,013,891
#	Hisaka Works Ltd.	96,500	959,863
	Hito Communications Holdings, Inc.	1,500	8,348
#	Hoden Seimitsu Kako Kenkyusho Co. Ltd.	7,100	113,284
	Hokuriku Electrical Construction Co. Ltd.	89,040	823,243
	Hosokawa Micron Corp.	78,000	2,446,978
#	Howa Machinery Ltd.	56,300	480,988
	Ichiken Co. Ltd.	36,394	599,322
#	Ichinen Holdings Co. Ltd.	121,200	1,795,941
#	IDEA Consultants, Inc.	1,200	26,826
	Idec Corp.	148,500	3,258,314
#	Iino Kaiun Kaisha Ltd.	453,500	4,205,283
	Inaba Denki Sangyo Co. Ltd.	619,100	11,040,953
#	Inaba Seisakusho Co. Ltd.	6,101	65,172
	Inabata & Co. Ltd.	264,900	6,551,150
	Infomart Corp.	908,400	3,254,430
	INFRONEER Holdings, Inc.	472,100	7,637,904
#	Insource Co. Ltd.	228,900	1,085,077
#	Inui Global Logistics Co. Ltd.	85,780	1,014,421
#	Iseki & Co. Ltd.	81,749	939,832
#	Ishikawa Seisakusho Ltd.	1,900	18,996
	Itoki Corp.	224,800	4,118,549
#	Iwaki Co. Ltd.	58,700	1,878,885
	JAC Recruitment Co. Ltd.	416,700	2,467,498
	Japan Airport Terminal Co. Ltd.	283,987	10,046,203
	Japan Elevator Service Holdings Co. Ltd.	660,100	6,995,997
	Japan Engine Corp.	12,600	730,011

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
#	Japan Foundation Engineering Co. Ltd.	93,200	$425,818
	Japan Pulp & Paper Co. Ltd.	559,600	3,900,091
	Japan Transcity Corp.	230,608	1,943,473
#	JDC Corp.	180,200	578,455
	JGC Holdings Corp.	1,115,300	15,598,768
#	JK Holdings Co. Ltd.	87,140	754,749
	Juki Corp.	51,401	166,500
	Kamei Corp.	148,700	3,603,421
	Kamigumi Co. Ltd.	149,600	4,858,156
#	Kanaden Corp.	88,100	1,347,979
	Kanadevia Corp.	862,179	6,342,328
#	Kanagawa Chuo Kotsu Co. Ltd.	4,200	101,956
	Kaname Kogyo Co. Ltd.	1,300	10,898
	Kanamoto Co. Ltd.	138,400	4,508,906
	Kanematsu Corp.	937,950	12,243,171
	Katakura Industries Co. Ltd.	120,900	2,130,430
	Kato Works Co. Ltd.	3,400	28,246
	Kawada Technologies, Inc.	270,300	2,131,065
	Keihan Holdings Co. Ltd.	328,822	6,739,179
	Keihin Co. Ltd.	4,500	80,096
	Keikyu Corp.	1,058,321	10,330,983
	Keio Corp.	2,680,080	13,616,046
	Keisei Electric Railway Co. Ltd.	1,265,467	10,170,367
#	Kimura Chemical Plants Co. Ltd.	66,200	496,548
	Kimura Unity Co. Ltd.	94,000	545,758
#	King Jim Co. Ltd.	4,000	19,895
	Kintetsu Group Holdings Co. Ltd.	78,900	1,713,826
	Kitano Construction Corp.	57,888	416,873
	Kitz Corp.	366,900	4,981,204
#	Kobe Electric Railway Co. Ltd.	3,099	47,765
	Koike Sanso Kogyo Co. Ltd.	39,000	371,204
	Kokuyo Co. Ltd.	213,200	1,213,882
	Komatsu Wall Industry Co. Ltd.	82,700	1,441,560
	Komori Corp.	220,705	2,563,085
#	Kondotec, Inc.	114,200	1,097,540
	Konoike Transport Co. Ltd.	159,601	2,984,625
#	Kosaido Holdings Co. Ltd.	456,400	1,435,436
	Kozo Keikaku Engineering Holdings, Inc.	45,000	817,035
		Shares	Value»
INDUSTRIALS — (Continued)
	KPP Group Holdings Co. Ltd.	147,600	$1,022,842
	Kraftia Corp.	105,400	5,542,748
#	KRS Corp.	72,600	1,308,730
	Kumagai Gumi Co. Ltd.	793,600	7,067,523
#	Kyodo Printing Co. Ltd.	117,300	1,201,016
	Kyokuto Boeki Kaisha Ltd.	66,000	731,816
	Kyokuto Kaihatsu Kogyo Co. Ltd.	181,300	2,663,569
	Kyushu Railway Co.	368,400	8,313,218
	LIKE, Inc.	8,600	81,913
#	Link & Motivation, Inc.	219,400	868,445
#	Lixil Corp.	990,900	10,762,001
	Mabuchi Motor Co. Ltd.	891,236	9,232,117
#	Maezawa Holdings Co. Ltd.	120,562	1,360,163
#	Maezawa Kyuso Industries Co. Ltd.	117,100	1,151,264
	Makino Milling Machine Co. Ltd.	84,900	7,375,379
#	Management Solutions Co. Ltd.	44,600	399,735
	Marufuji Sheet Piling Co. Ltd.	2,000	11,977
	Maruzen Co. Ltd.	63,300	1,607,295
	Maruzen Showa Unyu Co. Ltd.	74,600	3,579,950
#	Matching Service Japan Co. Ltd.	4,900	30,438
	Matsuda Sangyo Co. Ltd.	78,982	2,655,507
	Matsui Construction Co. Ltd.	108,300	987,822
	Max Co. Ltd.	490,800	5,626,612
	Meidensha Corp.	201,710	11,892,647
#	Meiho Facility Works Ltd.	3,400	20,208
#	Meiji Electric Industries Co. Ltd.	31,200	428,211
#	Meiji Shipping Group Co. Ltd.	84,000	428,037
	Meisei Industrial Co. Ltd.	216,000	2,741,746
	MEITEC Group Holdings, Inc.	407,000	8,519,391
#	Meiwa Corp.	152,400	857,815
	METAWATER Co. Ltd.	129,700	2,487,708
#	Midac Holdings Co. Ltd.	42,500	582,094
#	Mie Kotsu Group Holdings, Inc.	254,658	882,600
#	Mirai Industry Co. Ltd.	6,300	133,964
	Mirait One Corp.	491,735	10,862,360

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
	Mitani Corp.	294,600	$5,349,677
	Mitani Sangyo Co. Ltd.	101,900	443,644
#	Mitsubishi Kakoki Kaisha Ltd.	113,700	2,221,112
	Mitsubishi Logistics Corp.	690,900	6,927,333
#	Mitsubishi Pencil Co. Ltd.	156,200	2,709,304
	Mitsuboshi Belting Ltd.	87,800	2,242,220
	Mitsui E&S Co. Ltd.	45,100	1,360,186
#	Mitsui Matsushima Holdings Co. Ltd., Class C	313,000	4,537,369
#	Mitsui-Soko Holdings Co. Ltd.	349,800	7,895,381
	Miura Co. Ltd.	336,700	6,750,969
#	Miyaji Engineering Group, Inc.	120,269	1,193,630
	Morita Holdings Corp.	200,100	3,149,096
#	Moriya Transportation Engineering & Manufacturing Co. Ltd.	13,600	197,177
#	NAC Co. Ltd.	52,100	175,202
	Nachi-Fujikoshi Corp.	69,100	2,336,846
	Nagase & Co. Ltd.	1,999,600	14,103,701
	Nagoya Railroad Co. Ltd.	1,098,611	13,059,457
#	Naikai Zosen Corp.	2,100	138,009
#	Nakabayashi Co. Ltd.	9,500	34,477
#	Nakakita Seisakusho Co. Ltd.	6,800	217,421
#	Nakamoto Packs Co. Ltd.	9,700	115,247
	Nakanishi Manufacturing Co. Ltd.	5,700	98,632
	Nakano Corp.	17,200	142,536
	Namura Shipbuilding Co. Ltd.	277,328	7,437,393
	NANKAI Co. Ltd.	546,100	10,223,904
	Narasaki Sangyo Co. Ltd.	25,400	670,984
#	Nareru Group, Inc.	7,400	107,175
	Nice Corp.	6,518	78,818
	Nichias Corp.	707,400	14,661,755
#	Nichiban Co. Ltd.	46,100	562,698
	Nichiden Corp.	64,301	1,241,635
	Nichiha Corp.	149,980	2,885,574
	Nichireki Group Co. Ltd.	144,700	1,997,644
	Nihon Dengi Co. Ltd.	236,800	3,089,241
	Nihon Flush Co. Ltd.	9,545	42,670
	Nikkiso Co. Ltd.	252,900	5,846,968
	Nikko Co. Ltd.	152,044	933,765
		Shares	Value»
INDUSTRIALS — (Continued)
#	Nikkon Holdings Co. Ltd.	563,000	$17,769,945
	Nippi, Inc.	11,900	907,277
#	Nippon Air Conditioning Services Co. Ltd.	163,000	1,618,625
	Nippon Aqua Co. Ltd.	10,900	51,400
	Nippon Carbon Co. Ltd.	12,300	363,613
	Nippon Densetsu Kogyo Co. Ltd.	211,501	5,291,410
	Nippon Kanzai Holdings Co. Ltd.	2,500	43,931
#	Nippon Parking Development Co. Ltd., Class C	1,074,800	1,657,749
#	Nippon Rietec Co. Ltd.	45,400	684,338
#	Nippon Seisen Co. Ltd.	63,200	526,204
#	Nippon Sharyo Ltd.	11,926	251,036
*	Nippon Sheet Glass Co. Ltd.	319,400	956,900
	Nippon Thompson Co. Ltd.	212,837	2,322,631
	Nippon Tungsten Co. Ltd.	4,000	47,374
	Nishimatsu Construction Co. Ltd.	146,100	4,841,567
	Nishi-Nippon Railroad Co. Ltd.	299,300	5,854,649
	Nishio Holdings Co. Ltd.	84,000	2,253,305
	Nissei ASB Machine Co. Ltd.	48,700	2,737,216
	Nisshinbo Holdings, Inc.	716,480	9,626,211
	Nisso Holdings Co. Ltd.	10,100	39,388
	Nitta Corp.	106,400	4,234,286
#	Nitto Boseki Co. Ltd.	103,000	1,769,049
	Nitto Kogyo Corp.	145,000	3,911,094
	Nitto Kohki Co. Ltd.	3,400	36,364
	Nitto Seiko Co. Ltd.	101,873	498,926
#	Nittoc Construction Co. Ltd.	117,600	839,751
#	Nittoku Co. Ltd.	50,398	819,402
	NJS Co. Ltd.	1,600	44,532
	No.1 Co. Ltd.	1,800	17,777
	Noda Corp.	112,400	456,098
	Nomura Co. Ltd.	98,600	721,431
#	Nomura Micro Science Co. Ltd.	56,700	1,388,484
	Noritake Co. Ltd.	216,000	4,535,772
	NS Tool Co. Ltd.	300	1,805
#	NS United Kaiun Kaisha Ltd.	58,200	2,919,497

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
	NSK Ltd.	1,793,332	$12,773,805
	NTN Corp.	2,094,400	5,063,517
#	Obara Group, Inc.	55,100	1,973,373
	Ochi Holdings Co. Ltd.	2,600	23,724
	Odakyu Electric Railway Co. Ltd.	253,820	2,809,284
	Odawara Engineering Co. Ltd.	1,200	16,654
#	Ohba Co. Ltd.	76,500	542,751
	Ohmoto Gumi Co. Ltd.	24,600	303,733
	Oiles Corp.	115,870	2,062,817
#	Okabe Co. Ltd.	178,401	1,026,594
#	Okada Aiyon Corp.	33,400	419,205
	Okamoto Machine Tool Works Ltd.	17,000	526,418
	Okamura Corp.	330,800	4,829,080
	OKUMA Corp.	244,800	7,476,678
	Okumura Corp.	177,480	6,404,078
	Onamba Co. Ltd.	1,400	13,774
	One Career, Inc.	1,600	21,231
#	Onoken Co. Ltd.	26,400	237,471
	Open Up Group, Inc.	52,700	665,091
#	Organo Corp.	20,900	1,880,400
#	Oriental Consultants Holdings Co. Ltd.	12,200	240,147
	Oriental Shiraishi Corp.	703,200	1,610,129
#	OSG Corp.	339,100	7,736,432
	Oyo Corp.	125,800	2,191,127
#	Paraca, Inc.	2,200	28,202
	Park24 Co. Ltd.	660,672	8,177,286
	Parker Corp.	44,700	437,920
	Pasona Group, Inc.	115,300	1,118,623
#	Pegasus Co. Ltd.	26,919	87,631
	Penta-Ocean Construction Co. Ltd.	1,498,652	13,949,341
#	People Dreams & Technologies Group Co. Ltd.	4,700	46,097
	Persol Holdings Co. Ltd.	5,542,265	9,201,406
	Pilot Corp.	159,297	1,809,379
	Prestige International, Inc.	565,200	2,512,831
#	Pronexus, Inc.	83,300	619,165
	PS Construction Co. Ltd.	73,460	1,039,349
	Quick Co. Ltd.	231,000	1,123,306
	Raito Kogyo Co. Ltd.	253,900	5,981,867
#	Raiznext Corp.	246,800	4,470,755
#	Rasa Corp.	62,300	730,202
#	Rheon Automatic Machinery Co. Ltd.	83,401	789,088
#	Rix Corp.	20,900	469,955
	Ryobi Ltd.	102,240	1,622,369
#	Sakai Heavy Industries Ltd.	31,700	431,242
		Shares	Value»
INDUSTRIALS — (Continued)
	Sakai Moving Service Co. Ltd.	125,000	$2,331,083
	Sanki Engineering Co. Ltd.	692,700	9,853,423
#	Sanko Gosei Ltd.	114,000	690,120
	Sanko Metal Industrial Co. Ltd.	70,500	561,072
#	Sankyo Tateyama, Inc.	139,005	567,073
	Sankyu, Inc.	240,800	14,243,988
	Sanoyas Holdings Corp.	10,000	19,740
	Sansei Technologies, Inc.	54,578	797,114
#	Sansha Electric Manufacturing Co. Ltd.	37,400	258,406
	Sanyo Denki Co. Ltd.	143,000	4,840,896
#	Sanyo Electric Railway Co. Ltd.	45,498	572,028
	Sanyo Engineering & Construction, Inc.	48,000	433,411
	Sanyo Industries Ltd.	5,800	169,887
#	Sanyo Trading Co. Ltd.	224,878	1,216,306
	Sata Construction Co. Ltd.	86,199	596,678
	Sato Corp.	47,100	719,623
#	Sato Shoji Corp.	83,100	1,676,510
	SBI Leasing Services Co. Ltd.	6,000	105,683
	SBS Holdings, Inc.	108,300	3,017,948
	SEC Carbon Ltd.	40,000	611,083
	Seibu Electric & Machinery Co. Ltd.	10,300	205,694
#	Seibu Giken Co. Ltd.	5,600	70,246
	Seika Corp.	123,600	2,011,203
#	Seikitokyu Kogyo Co. Ltd.	65,330	614,681
	Seiko Electric Co. Ltd.	30,400	388,756
	Seino Holdings Co. Ltd.	336,000	5,548,047
	Sekisui Jushi Corp.	176,701	3,254,056
	Senko Group Holdings Co. Ltd.	659,300	9,113,260
	Senshu Electric Co. Ltd.	67,900	2,573,405
	Shibaura Machine Co. Ltd.	114,300	2,929,057
#	Shibusawa Logistics Corp.	214,800	2,445,877
	Shibuya Corp.	63,100	1,719,867
#	Shima Seiki Manufacturing Ltd.	54,210	312,707
#	Shimojima Co. Ltd.	15,995	138,003
	Shin Maint Holdings Co. Ltd.	29,200	190,762

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
	Shin Nippon Air Technologies Co. Ltd.	151,260	$3,037,701
	Shinki Bus Co. Ltd.	1,300	15,938
	Shinmaywa Industries Ltd.	330,700	4,050,943
	Shinnihon Corp.	164,700	2,171,208
	Shinsho Corp.	86,100	1,382,702
	Shinwa Co. Ltd. (3447 JP)	50,100	311,524
#	Shinwa Co. Ltd. (7607 JP)	57,400	1,138,283
	SHO-BOND Holdings Co. Ltd.	528,300	4,372,569
#	SIGMAXYZ Holdings, Inc.	353,000	1,325,751
	Sinfonia Technology Co. Ltd.	117,700	9,576,264
	Sinko Industries Ltd.	334,100	2,556,728
	Sintokogio Ltd.	184,700	1,323,816
	Skymark Airlines, Inc.	22,900	58,660
#	SMS Co. Ltd.	187,500	2,603,345
#	Soda Nikka Co. Ltd.	105,700	796,206
	Sodick Co. Ltd.	191,600	1,979,068
	Sotetsu Holdings, Inc.	370,000	6,113,511
#	Space Co. Ltd.	74,362	673,982
#	S-Pool, Inc.	195,701	332,274
#	Studio Alice Co. Ltd.	21,600	268,711
#	Subaru Enterprise Co. Ltd.	32,700	747,721
#	Sugimoto & Co. Ltd.	109,700	889,527
	Sumitomo Heavy Industries Ltd.	282,851	9,143,703
	Sumitomo Warehouse Co. Ltd.	313,800	7,982,952
	Suzumo Machinery Co. Ltd.	1,800	11,600
	SWCC Corp.	163,900	11,297,990
	Tacmina Corp.	700	7,042
	Tadano Ltd.	360,800	2,998,390
	Taihei Dengyo Kaisha Ltd.	170,600	2,559,746
	Taikisha Ltd.	279,700	7,329,468
	Taisei Oncho Co. Ltd.	13,600	430,709
	Takamatsu Construction Group Co. Ltd.	84,600	1,971,453
#	Takamiya Co. Ltd.	23,522	61,873
	Takaoka Toko Co. Ltd.	50,180	2,147,779
#	Takara & Co. Ltd.	56,355	1,501,404
	Takara Standard Co. Ltd.	204,600	3,853,082
	Takasago Thermal Engineering Co. Ltd.	103,200	2,732,968
#	Takashima & Co. Ltd.	145,198	737,506
		Shares	Value»
INDUSTRIALS — (Continued)
#	Takeuchi Manufacturing Co. Ltd.	199,600	$9,242,731
	Takigami Steel Construction Co. Ltd.	3,700	165,731
	Tanabe Engineering Corp.	40,600	578,941
#	Tanseisha Co. Ltd.	199,949	1,741,339
	Techno Ryowa Ltd.	63,390	2,209,208
#	Techno Smart Corp.	28,200	328,794
#	Technoflex Corp.	8,100	240,377
#	Teikoku Corp.	104,200	2,181,403
	Teikoku Sen-I Co. Ltd.	110,000	2,350,086
#	Tekken Corp.	39,700	1,086,507
#	Tenpos Holdings Co. Ltd.	4,400	105,570
#	Terasaki Electric Co. Ltd.	24,300	611,913
#	Tess Holdings Co. Ltd.	147,298	614,244
	TKC Corp.	180,501	4,380,462
	Toa Corp. (1885 JP)	286,800	3,597,840
#	TOA ROAD Corp.	5,000	50,867
	Toba, Inc.	1,200	29,356
	TOBISHIMA HOLDINGS, Inc.	33,291	429,639
	Tobu Railway Co. Ltd.	439,414	8,523,539
	Tocalo Co. Ltd.	357,200	6,406,762
	Toda Corp.	1,046,600	9,716,052
	Toenec Corp.	237,600	3,025,930
	Togami Electric Manufacturing Co. Ltd.	14,700	494,978
	TOKAI Holdings Corp.	514,900	3,747,812
	Tokyo Energy & Systems, Inc.	99,200	1,228,859
#	Tokyo Sangyo Co. Ltd.	113,600	587,875
	Tokyu Construction Co. Ltd.	231,000	1,677,611
	Toli Corp.	215,200	897,403
	Tomoe Corp.	141,800	1,621,732
#	Tomoe Engineering Co. Ltd.	127,100	1,536,405
#	Torishima Pump Manufacturing Co. Ltd.	95,500	1,640,473
	Totech Corp.	140,600	3,388,901
	Totetsu Kogyo Co. Ltd.	133,900	3,488,534
	Toyo Denki Seizo KK	19,600	287,664
#	Toyo Tanso Co. Ltd.	59,900	2,430,849
	Transcosmos, Inc.	63,300	1,505,700
	TRE Holdings Corp.	188,200	2,367,449
	Trinity Industrial Corp.	28,200	216,016
	Trusco Nakayama Corp.	223,700	3,372,991
#*	Tsubaki Nakashima Co. Ltd.	123,900	276,114

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
	Tsubakimoto Chain Co.	454,775	$7,296,835
#	Tsubakimoto Kogyo Co. Ltd.	82,700	1,481,589
	Tsugami Corp.	227,500	8,348,443
	Tsukishima Holdings Co. Ltd.	104,800	1,785,245
	Tsurumi Manufacturing Co. Ltd.	199,800	2,758,570
	Ueki Corp.	60,800	1,031,550
#	UNISOL Holdings Corp.	60,745	1,090,312
	Ushio, Inc.	481,400	11,171,906
#	UT Group Co. Ltd.	2,419,600	2,786,549
#*	Visional, Inc.	94,100	5,184,943
	Wakachiku Construction Co. Ltd.	72,400	1,627,309
#	Wakita & Co. Ltd.	187,900	2,257,584
#	WDB Holdings Co. Ltd.	15,700	178,718
	Weathernews, Inc.	133,800	1,693,923
#	West Holdings Corp.	126,603	1,988,815
#	Will Group, Inc.	22,607	153,573
#	World Holdings Co. Ltd.	40,000	663,418
#*	W-Scope Corp.	223,500	201,868
	Yahagi Construction Co. Ltd.	153,300	1,823,263
	YAMABIKO Corp.	206,328	4,967,643
	YAMADA Consulting Group Co. Ltd.	22,300	236,677
	Yamato Corp.	99,500	1,240,339
#	Yamaura Corp.	14,400	134,995
#	Yamazen Corp.	330,500	3,661,385
	Yasuda Logistics Corp.	99,100	1,571,902
	Yokogawa Bridge Holdings Corp.	185,600	3,433,917
#	Yondenko Corp.	162,360	2,034,166
	Yuasa Co. Ltd.	96,800	3,511,210
	Yuken Kogyo Co. Ltd.	1,400	26,558
	Yurtec Corp.	254,300	3,787,516
#	Yushin Co.	14,600	60,902
	Zaoh Co. Ltd.	14,000	218,516
	Zenitaka Corp.	14,100	736,959
#	Zero Co. Ltd.	8,500	188,948
TOTAL INDUSTRIALS			1,150,465,825
INFORMATION TECHNOLOGY — (12.7%)
	A&D HOLON Holdings Co. Ltd.	142,800	2,654,282
#	Ad-sol Nissin Corp.	86,816	818,600
#	Adtec Plasma Technology Co. Ltd.	16,300	288,130
	Advanced Media, Inc.	19,200	131,783
	Ai Holdings Corp.	193,700	3,567,378
		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
#	Aichi Tokei Denki Co. Ltd.	45,537	$795,417
#	AIMECHATEC Ltd.	34,200	1,379,498
	Aiphone Co. Ltd.	66,100	1,166,365
	Allied Telesis Holdings KK	117,000	170,860
	Alpha Systems, Inc.	28,120	579,245
	Alps Alpine Co. Ltd.	1,006,942	13,793,045
	Amano Corp.	298,300	7,225,979
	AOI Electronics Co. Ltd.	18,800	273,765
	Appier Group, Inc.	277,728	1,663,518
	Argo Graphics, Inc.	410,400	3,502,718
	Arisawa Manufacturing Co. Ltd.	193,300	2,916,561
	Ascentech KK	12,000	31,398
	Asteria Corp.	7,400	47,711
	Aval Data Corp.	3,100	60,072
#	Avant Group Corp.	102,000	809,989
#	Base Co. Ltd.	18,301	367,965
#	baudroie, Inc.	28,200	507,903
	BIPROGY, Inc.	237,333	7,283,136
	Broadband Tower, Inc.	54,900	78,840
	Broadleaf Co. Ltd.	403,200	1,114,241
#	Buffalo, Inc.	54,200	930,279
	Business Brain Showa-Ota, Inc.	122,400	792,893
#	Business Engineering Corp.	56,600	433,306
	CAC Holdings Corp.	74,200	860,100
#	CDS Co. Ltd.	10,600	114,068
#	Celsys, Inc.	164,100	1,771,235
#	Chino Corp.	66,600	663,918
	Citizen Watch Co. Ltd.	1,178,200	15,597,430
#	CMK Corp.	303,600	1,177,864
	Computer Engineering & Consulting Ltd.	159,900	2,238,043
#	Computer Institute of Japan Ltd.	304,417	979,741
#	Comture Corp.	136,880	1,229,328
#	Core Concept Technologies, Inc.	15,200	137,940
#	Core Corp.	39,200	495,328
	Cresco Ltd.	163,700	1,657,682
#	Cross Cat Co. Ltd.	3,100	19,350
#	Cyber Security Cloud, Inc.	1,000	11,352
	Cyberlinks Co. Ltd.	2,200	14,557
#	Cybozu, Inc.	123,700	2,118,399
#	Daishinku Corp.	132,396	596,425
	Daitron Co. Ltd.	111,200	2,272,654
	Daiwabo Holdings Co. Ltd.	533,800	11,897,878
	Densan System Holdings Co. Ltd.	14,100	257,631
	Dentsu Soken, Inc.	260,600	4,416,289
	Dexerials Corp.	457,900	9,243,101
	Digital Arts, Inc.	46,200	1,179,923

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Digital Garage, Inc.	87,000	$1,320,006
#	Digital Hearts Holdings Co. Ltd.	3,800	17,876
#	Digital Information Technologies Corp.	88,500	525,568
#	DKK Co. Ltd.	11,600	223,174
	DKK-Toa Corp.	3,400	18,274
#	Double Standard, Inc.	1,600	12,599
	DTS Corp.	965,900	7,024,711
#	Ebase Co. Ltd.	16,038	42,622
#	Eizo Corp.	192,200	3,469,870
	Elecom Co. Ltd.	174,500	2,030,455
	Enomoto Co. Ltd.	23,683	345,034
#	ESPEC Corp.	102,200	2,454,465
#*	ExaWizards, Inc.	166,700	806,919
	Ferrotec Corp.	226,400	11,419,435
#	FFRI Security, Inc.	7,100	228,945
#	Fixstars Corp.	110,800	1,438,750
#	Focus Systems Corp.	50,500	550,974
#	Forval Corp.	19,800	126,818
#*	Fronteo, Inc.	18,600	73,652
	Fukui Computer Holdings, Inc.	38,900	781,220
#	Furuno Electric Co. Ltd.	120,200	5,411,856
#	Furuya Metal Co. Ltd.	71,601	2,923,313
	Future Corp.	262,200	4,039,352
#	Global Security Experts, Inc.	13,000	373,846
	GLtechno Holdings, Inc.	47,200	1,671,829
	GMO internet group, Inc.	323,420	8,634,243
	Gunosy, Inc.	51,900	116,694
#	Hakuto Co. Ltd.	65,700	2,025,715
	Hennge KK	9,300	76,127
#	Hibino Corp.	9,300	154,832
	Himacs Ltd.	960	7,273
#	Hioki EE Corp.	58,300	4,036,411
#	Hochiki Corp.	257,600	3,079,482
	Hokuriku Electric Industry Co. Ltd.	17,739	259,414
	Hosiden Corp.	271,400	4,819,004
#	HPC Systems, Inc.	4,300	83,644
	Human Technologies, Inc.	2,500	26,714
#	Icom, Inc.	32,000	656,271
	ID Holdings Corp.	90,900	580,116
#	I'll, Inc.	30,790	436,933
#	IMV Corp.	14,900	213,397
#	Ines Corp.	106,400	1,418,081
#	Innotech Corp.	80,300	1,663,608
#	Intelligent Wave, Inc.	50,000	312,149
	Iriso Electronics Co. Ltd.	109,300	1,862,064
#	ISB Corp.	42,600	630,210
	Itfor, Inc.	159,600	1,719,220
		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Japan Aviation Electronics Industry Ltd.	254,500	$3,755,175
#	Japan Business Systems, Inc.	17,100	171,816
#	Japan Cash Machine Co. Ltd.	33,400	236,090
	Japan Electronic Materials Corp.	68,100	2,518,885
	Japan Material Co. Ltd.	381,600	5,247,853
#	Japan System Techniques Co. Ltd.	73,000	856,551
	JBCC Holdings, Inc.	344,900	3,498,213
	Jeol Ltd.	184,700	9,376,632
	JFE Systems, Inc.	23,900	286,318
	Justsystems Corp.	67,200	1,705,020
	Kaga Electronics Co. Ltd.	191,000	5,547,200
	KEL Corp.	1,600	14,194
	Koa Corp.	168,200	2,307,915
#	Kohoku Kogyo Co. Ltd.	25,200	677,665
	Konica Minolta, Inc.	1,959,900	7,160,739
	KSK Co. Ltd.	3,000	83,931
	Kyosan Electric Manufacturing Co. Ltd.	150,300	811,607
#	Kyowa Electronic Instruments Co. Ltd.	50,400	249,466
	Macnica Holdings, Inc.	20,982	424,773
	Marubun Corp.	30,400	320,275
	Maruwa Co. Ltd.	5,600	1,896,190
	Maxell Ltd.	102,211	1,314,091
	Megachips Corp.	43,400	2,422,016
	Meiko Electronics Co. Ltd.	123,200	15,475,099
	Micronics Japan Co. Ltd.	138,900	11,326,262
#	MIMAKI ENGINEERING Co. Ltd.	101,100	1,329,046
	Miraial Co. Ltd.	8,400	81,400
	Miraini Holdings Co. Ltd.	143,527	2,065,638
	Miroku Jyoho Service Co. Ltd.	97,600	1,116,182
	Mitachi Co. Ltd.	3,900	37,595
	Mitsubishi Research Institute, Inc.	49,500	1,492,649
#	Mitsui High-Tec, Inc.	400,901	2,240,393
	m-up Holdings, Inc.	322,600	1,605,336
#	Nagano Keiki Co. Ltd.	74,900	1,743,156
#	NCD Co. Ltd./Shinagawa	31,500	486,980
#	Needs Well, Inc.	17,500	49,275
	NEOJAPAN, Inc.	1,800	18,478

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	New Cosmos Electric Co. Ltd.	500	$14,629
	NF Holdings Corp.	2,700	24,397
	Nichicon Corp.	152,500	2,710,049
#	Nihon Dempa Kogyo Co. Ltd.	76,900	1,201,024
	Nihon Denkei Co. Ltd.	35,400	585,683
#	Nippon Avionics Co. Ltd.	28,800	947,075
	Nippon Chemi-Con Corp.	86,791	1,654,459
	Nippon Electric Glass Co. Ltd.	362,636	11,946,202
	Nippon Information Development Co. Ltd.	12,600	199,669
#	Nippon Kodoshi Corp.	38,800	1,587,852
	Nippon Signal Co. Ltd.	223,665	2,230,350
	Nissha Co. Ltd.	66,400	546,964
#	NPC, Inc.	36,900	150,331
#	NS Solutions Corp.	25,200	621,557
	NSD Co. Ltd.	458,760	8,196,042
#	NSW, Inc.	41,700	651,865
#	Ohara, Inc.	43,900	392,447
	Oki Electric Industry Co. Ltd.	416,664	7,037,945
	ONO Sokki Co. Ltd.	3,600	17,921
	Optex Group Co. Ltd.	159,300	3,408,105
#*	Optim Corp.	3,500	8,996
#	Oro Co. Ltd.	13,501	186,942
	Osaki Electric Co. Ltd.	102,640	950,048
#	Oval Corp.	39,400	178,458
#*	Oxide Corp.	3,300	58,912
#*	PKSHA Technology, Inc.	6,800	119,250
*	Plaid, Inc.	9,400	34,345
#	Plus Alpha Consulting Co. Ltd.	52,100	750,692
#	Pole To Win Holdings, Inc.	17,800	37,064
#	Pro-Ship, Inc.	89,800	1,038,511
#	Rakus Co. Ltd.	741,602	5,008,454
	Restar Corp.	93,600	2,392,352
	Riken Keiki Co. Ltd.	158,800	3,431,458
	Riso Kagaku Corp.	44,000	287,985
#	Rorze Corp.	287,003	6,911,893
	RS Technologies Co. Ltd.	41,300	1,593,690
	RYODEN Corp.	89,200	2,428,986
#	Ryoyo Ryosan Holdings, Inc.	100,103	1,828,867
	Ryoyu Systems Co. Ltd.	1,200	21,547
#	SAAF Holdings Co. Ltd.	12,200	28,647
#	Sakura Internet, Inc.	14,900	285,612
#	Samco, Inc.	21,900	1,135,241
		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
#*	Sanken Electric Co. Ltd.	98,099	$5,014,504
#	Sansan, Inc.	141,100	1,793,291
	Sanshin Electronics Co. Ltd.	66,400	1,204,471
#	Santec Holdings Corp.	20,400	2,123,409
	SAXA, Inc.	71,400	905,273
	Segue Group Co. Ltd.	15,700	58,503
#	Seikoh Giken Co. Ltd.	13,900	1,584,571
	SEMITEC Corp.	11,600	144,376
	Shibaura Mechatronics Corp.	309,000	8,232,512
#*	SHIFT, Inc.	77,500	435,470
#	Shindengen Electric Manufacturing Co. Ltd.	9,001	188,195
	Shinko Shoji Co. Ltd.	97,300	949,764
#	Shizuki Electric Co., Inc.	31,000	195,746
#	Sigma Koki Co. Ltd.	12,300	143,730
	Siix Corp.	171,401	1,492,501
*	Simplex Holdings, Inc.	490,900	3,510,925
#	SK-Electronics Co. Ltd.	40,400	869,515
#	Smaregi, Inc.	5,300	106,162
#	SMK Corp.	6,249	119,137
#	Socionext, Inc.	674,877	7,923,746
	Softcreate Holdings Corp.	95,000	1,239,191
	Soliton Systems KK	42,100	510,198
#	SRA Holdings	69,900	2,037,499
	Startia Holdings, Inc.	27,600	531,661
#	Sukegawa Electric Co. Ltd.	5,900	154,636
	SUMCO Corp.	1,205,330	24,504,378
#	Sumida Corp.	150,701	1,204,116
#	Sun-Wa Technos Corp.	55,300	1,238,030
#	Suzuden Corp.	11,500	177,758
	Suzuki Co. Ltd.	58,777	1,091,211
	System D, Inc.	3,300	9,425
#	System Research Co. Ltd.	62,900	721,425
#	System Support Holdings, Inc.	65,200	456,418
#	Systems Engineering Consultants Co. Ltd.	31,100	570,063
	Systena Corp.	1,321,700	3,481,523
#	Tachibana Eletech Co. Ltd.	99,760	2,144,078
	Taiyo Yuden Co. Ltd.	542,801	33,567,421
#	TAKEBISHI Corp.	37,600	572,070
	Tamura Corp.	293,401	1,457,654
	Tazmo Co. Ltd.	16,300	397,814
#	TDC Soft, Inc.	190,300	1,265,970
	TechMatrix Corp.	233,700	3,012,547
	Teikoku Tsushin Kogyo Co. Ltd.	32,200	555,488

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
#	Tera Probe, Inc.	17,403	$1,081,788
	TESEC Corp.	5,300	102,812
	Tokyo Electron Device Ltd.	107,700	2,667,341
	Tokyo Seimitsu Co. Ltd.	106,816	11,122,565
#	Tomen Devices Corp.	4,300	557,076
	Toranvia Co. Ltd.	5,143	29,961
	Torex Semiconductor Ltd.	20,700	228,222
	Toshiba TEC Corp.	110,709	2,172,476
#	Toyo Corp.	1,800	21,959
#	Tri Chemical Laboratories, Inc.	87,200	1,744,782
	Tsuzuki Denki Co. Ltd.	49,500	1,177,249
#	Ubicom Holdings, Inc.	2,000	12,529
	Uchida Yoko Co. Ltd.	232,000	3,109,953
	ULS Group, Inc.	89,300	315,442
	Ulvac, Inc.	599	31,592
	UNITED, Inc.	4,300	14,020
#	User Local, Inc.	9,800	111,329
#	V Technology Co. Ltd.	37,800	1,264,103
#*	VRAIN Solution, Inc.	5,200	118,961
	Wacom Co. Ltd.	382,300	1,844,037
#*	WingArc1st, Inc.	66,454	1,333,749
#	YAC Holdings Co. Ltd.	51,276	361,327
	Yamaichi Electronics Co. Ltd.	124,900	6,484,052
#	Yashima Denki Co. Ltd.	117,900	2,212,313
#	YE DIGITAL Corp.	14,500	111,889
	Yokowo Co. Ltd.	43,200	1,063,673
	Zuken, Inc.	19,900	603,636
TOTAL INFORMATION TECHNOLOGY			513,066,109
MATERIALS — (12.4%)
	Achilles Corp.	5,582	45,038
	ADEKA Corp.	470,900	11,493,352
	Aica Kogyo Co. Ltd.	188,100	4,336,882
	Aichi Steel Corp.	184,660	3,387,982
	Air Water, Inc.	443,584	6,956,908
	Arakawa Chemical Industries Ltd.	49,100	552,592
#	Araya Industrial Co. Ltd.	35,600	594,554
	ARE Holdings, Inc.	413,400	7,954,759
	Artience Co. Ltd.	177,100	4,906,517
#	Asahi Yukizai Corp.	84,300	3,185,549
	Asia Pile Holdings Corp.	166,430	1,542,348
	C Uyemura & Co. Ltd.	63,200	8,771,139
#	Carlit Co. Ltd.	96,913	1,386,843
#	Chubu Steel Plate Co. Ltd.	26,701	355,135
	Chuetsu Pulp & Paper Co. Ltd.	13,900	181,945
		Shares	Value»
MATERIALS — (Continued)
	Chugoku Marine Paints Ltd.	223,400	$4,982,319
#	CK-San-Etsu Co. Ltd.	12,700	411,406
	Dai Nippon Toryo Co. Ltd.	99,800	872,594
	Daicel Corp.	682,373	6,157,128
	Daido Steel Co. Ltd.	544,300	7,650,453
#	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	5,500	59,626
	Daiki Aluminium Industry Co. Ltd.	152,500	1,402,683
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	256,900	1,783,194
	Daio Paper Corp.	79,100	492,302
	Denka Co. Ltd.	443,458	9,394,173
	DIC Corp.	345,800	9,509,484
	DKS Co. Ltd.	37,015	2,860,292
	Dowa Holdings Co. Ltd.	259,100	13,219,575
	FP Corp.	77,298	1,226,140
	Fuji Seal International, Inc.	98,328	1,852,438
	Fujikura Kasei Co. Ltd.	102,000	548,901
	Fujimi, Inc.	188,999	4,424,046
	Fuso Chemical Co. Ltd.	312,000	7,141,860
#	Godo Steel Ltd.	16,500	292,774
#	Gun-Ei Chemical Industry Co. Ltd.	17,500	477,128
#	Hakudo Co. Ltd.	24,200	525,434
	Harima Chemicals Group, Inc.	34,200	238,495
	Hodogaya Chemical Co. Ltd.	54,919	700,262
#	Hokkan Holdings Ltd.	46,960	702,135
	Hokko Chemical Industry Co. Ltd.	111,000	1,273,187
#	Hokuetsu Corp.	669,699	3,832,673
#	Ise Chemicals Corp.	88,600	1,858,537
#	Ishihara Chemical Co. Ltd.	57,200	1,030,562
	Ishihara Sangyo Kaisha Ltd.	168,350	3,098,000
	JCU Corp.	120,900	4,396,830
#	JSP Corp.	78,126	1,234,403
	Kaneka Corp.	192,600	6,851,997
#	Kansai Paint Co. Ltd.	673,403	11,920,285
	Kanto Denka Kogyo Co. Ltd.	192,200	3,135,655
#	KeePer Technical Laboratory Co. Ltd.	74,700	1,314,170
	KEIWA, Inc.	40,639	313,087
	KH Neochem Co. Ltd.	98,400	2,024,703

The Japanese Small Company Series
CONTINUED
		Shares	Value»
MATERIALS — (Continued)
	Kimoto Co. Ltd.	19,800	$28,250
#	Koatsu Gas Kogyo Co. Ltd.	158,793	1,062,701
	Kobe Steel Ltd.	302,600	3,916,646
#	Kohsoku Corp.	49,700	1,287,195
	Konishi Co. Ltd.	324,700	2,862,341
#	Konoshima Chemical Co. Ltd.	24,212	238,822
#	Kumiai Chemical Industry Co. Ltd.	498,236	2,287,278
	Kuraray Co. Ltd.	1,229,585	14,102,684
	Kureha Corp.	243,250	6,506,463
#	Kurimoto Ltd.	277,800	2,626,538
	Kuriyama Holdings Corp.	81,700	839,544
	Kyoei Steel Ltd.	11,800	142,802
	Kyowa Leather Cloth Co. Ltd.	7,800	43,715
	Lintec Corp.	214,400	8,219,087
	Maeda Kosen Co. Ltd.	224,601	2,766,411
	Maruichi Steel Tube Ltd.	887,100	9,906,645
	MEC Co. Ltd.	57,800	2,999,993
	Mitani Sekisan Co. Ltd.	264,000	3,147,011
	Mitsubishi Materials Corp.	574,500	14,910,838
#	Mitsubishi Paper Mills Ltd.	94,900	664,387
	Mitsubishi Steel Manufacturing Co. Ltd.	47,684	646,618
#	Moriroku Co. Ltd.	28,600	448,927
#	Mory Industries, Inc.	136,500	818,866
	Muto Seiko Co.	17,500	249,274
	Nakayama Steel Works Ltd.	150,494	617,579
	Nasu Denki Tekko Co. Ltd.	3,000	374,940
	Neturen Co. Ltd.	142,300	1,227,008
	Nicca Chemical Co. Ltd.	25,600	320,885
	Nihon Kagaku Sangyo Co. Ltd.	79,800	1,046,432
	Nihon Nohyaku Co. Ltd.	156,100	1,048,955
	Nihon Parkerizing Co. Ltd.	489,900	5,072,363
#	Nihon Yamamura Glass Co. Ltd.	36,500	627,637
	Nippon Carbide Industries Co., Inc.	27,100	538,406
#	Nippon Chemical Industrial Co. Ltd.	33,300	1,216,672
#	Nippon Concrete Industries Co. Ltd.	282,817	602,532
		Shares	Value»
MATERIALS — (Continued)
	Nippon Denko Co. Ltd.	470,414	$1,248,287
	Nippon Fine Chemical Co. Ltd.	78,800	1,268,803
	Nippon Kayaku Co. Ltd.	714,700	8,588,638
	Nippon Light Metal Holdings Co. Ltd.	247,990	4,171,716
	Nippon Paper Industries Co. Ltd.	539,506	4,646,381
	Nippon Shokubai Co. Ltd.	514,100	6,915,730
	Nippon Soda Co. Ltd.	263,500	6,291,578
#	Nippon Yakin Kogyo Co. Ltd.	60,049	1,885,679
	Nitta Gelatin, Inc.	59,700	483,883
	Nittetsu Mining Co. Ltd.	56,200	1,052,856
	NOF Corp.	110,000	1,911,294
#	Oat Agrio Co. Ltd.	49,200	748,542
#	Okamoto Industries, Inc.	68,400	2,558,169
	Okura Industrial Co. Ltd.	35,401	1,228,327
	Osaka Organic Chemical Industry Ltd.	93,643	2,613,775
#*	Osaka Steel Co. Ltd.	77,700	1,212,426
	Pacific Metals Co. Ltd.	100,884	1,546,419
#	Pack Corp.	235,900	2,139,834
#	PILLAR Corp.	102,700	5,936,217
#	Rasa Industries Ltd.	180,500	2,020,895
	Rengo Co. Ltd.	788,500	7,370,203
	Riken Technos Corp.	224,700	3,091,733
	Sakai Chemical Industry Co. Ltd.	74,116	1,832,185
	Sakata INX Corp.	230,600	3,596,946
	Sanyo Chemical Industries Ltd.	51,100	1,546,684
	Sekisui Kasei Co. Ltd.	107,782	354,942
	Shikoku Kasei Holdings Corp.	431,800	7,389,027
#	Shinagawa Refra Co. Ltd.	157,500	2,025,014
	Shin-Etsu Polymer Co. Ltd.	261,800	3,462,716
	SK Kaken Co. Ltd.	14,600	802,839
	Soken Chemical & Engineering Co. Ltd.	81,500	1,576,607
#	Stella Chemifa Corp.	46,900	1,494,390
	Sumitomo Bakelite Co. Ltd.	91,848	3,677,754
	Sumitomo Osaka Cement Co. Ltd.	146,299	4,945,761
#	Sumitomo Seika Chemicals Co. Ltd.	243,500	1,858,855

The Japanese Small Company Series
CONTINUED
		Shares	Value»
MATERIALS — (Continued)
	T Hasegawa Co. Ltd.	132,600	$2,692,470
	Taiheiyo Cement Corp.	498,834	12,631,817
#	Taisei Lamick Group Head Quarter & Innovation Co. Ltd.	1,200	19,037
	Taiyo Holdings Co. Ltd.	431,800	12,737,139
	Takasago International Corp.	404,900	3,051,361
	Takemoto Yohki Co. Ltd.	2,600	14,343
#	Taki Chemical Co. Ltd.	29,100	903,295
	Taoka Chemical Co. Ltd.	4,100	19,149
#	Tayca Corp.	67,492	932,604
	Teijin Ltd.	873,601	8,903,324
	Toagosei Co. Ltd.	623,000	6,964,291
	Toho Chemical Industry Co. Ltd.	1,600	7,436
#*	Toho Zinc Co. Ltd.	63,943	348,113
	Tokai Carbon Co. Ltd.	677,800	6,464,128
#	Tokushu Tokai Paper Co. Ltd.	132,674	1,731,415
	Tokuyama Corp.	328,097	7,696,019
#	Tokyo Printing Ink Manufacturing Co. Ltd.	35,100	306,140
	Tokyo Rope Manufacturing Co. Ltd.	53,100	645,788
	Tokyo Steel Manufacturing Co. Ltd.	456,500	5,066,006
#	Tokyo Tekko Co. Ltd.	153,000	1,838,888
	Tomoku Co. Ltd.	65,100	1,834,740
	Topy Industries Ltd.	49,401	904,628
	Toyo Gosei Co. Ltd.	25,400	2,013,588
	Toyo Seikan Group Holdings Ltd.	29,300	744,483
	Toyobo Co. Ltd.	384,521	3,617,136
	TYK Corp.	108,200	468,946
	UACJ Corp.	755,164	11,022,629
#	UBE Corp.	474,776	9,402,036
	Ultrafabrics Holdings Co. Ltd.	4,500	19,839
#	Valqua Ltd.	94,012	3,758,400
#	Vertex Corp.	252,588	2,077,076
	Yamau Holdings Co. Ltd.	5,300	76,684
	Yamax Corp.	7,700	70,209
	Yodoko Ltd.	635,000	5,499,337
#	Yotai Refractories Co. Ltd.	8,700	95,558
	Yushiro, Inc.	45,500	813,997
	Zacros Corp.	345,200	2,901,739
		Shares	Value»
MATERIALS — (Continued)
	Zeon Corp.	762,993	$10,699,844
TOTAL MATERIALS			500,765,656
REAL ESTATE — (1.4%)
#	AD Works Group Co. Ltd.	151,700	387,081
	Airport Facilities Co. Ltd.	129,670	762,023
	Anabuki Kosan, Inc.	11,700	166,691
#	Aoyama Zaisan Networks Co. Ltd.	98,600	786,113
	Arealink Co. Ltd.	190,292	1,182,741
#	AZOOM Co. Ltd.	27,366	797,566
	B-Lot Co. Ltd.	54,400	494,145
	Cosmos Initia Co. Ltd.	55,000	452,930
#	Dear Life Co. Ltd.	154,600	1,055,282
	FaithNetwork Co. Ltd.	20,500	100,489
	Global Link Management KK	9,000	108,610
	Goldcrest Co. Ltd.	77,870	1,579,888
#	Good Com Asset Co. Ltd.	14,800	142,768
#	Grandy House Corp.	62,100	210,728
	Heiwa Real Estate Co. Ltd.	136,500	2,010,816
	Ichigo, Inc.	606,100	1,568,493
	Innovation Holdings Co. Ltd.	3,100	21,429
	Japan Property Management Center Co. Ltd.	8,300	94,695
	JINUSHI Co. Ltd.	83,100	1,511,632
	JSB Co. Ltd.	50,800	2,844,353
#	Kasumigaseki Capital Co. Ltd.	11,100	514,921
	Katitas Co. Ltd.	209,200	4,432,502
#	Keihanshin Building Co. Ltd.	383,600	2,747,533
#	LA Holdings Co. Ltd.	61,100	1,047,923
	Leopalace21 Corp.	1,002,900	4,243,020
	Loadstar Capital KK	56,480	950,398
#	Mirarth Holdings, Inc.	425,101	1,091,692
#	Mugen Estate Co. Ltd.	74,500	904,606
	Nisshin Group Holdings Co. Ltd.	190,600	796,893
	Relo Group, Inc.	315,256	3,977,550
	Sankyo Frontier Co. Ltd.	38,900	562,453
#	SRE Holdings Corp.	25,400	435,029
	Star Mica Holdings Co. Ltd.	134,671	1,281,945
	Starts Corp., Inc.	202,600	6,007,630
	Sun Frontier Fudousan Co. Ltd.	74,900	1,175,016
#*	TKP Corp.	31,800	382,888
	TOC Co. Ltd.	216,550	1,247,789

The Japanese Small Company Series
CONTINUED
		Shares	Value»
REAL ESTATE — (Continued)
	Tokyo Tatemono Co. Ltd.	168,800	$3,561,893
	Tosei Corp.	349,400	3,964,403
#	Urbanet Corp. Co. Ltd.	173,700	546,223
TOTAL REAL ESTATE			56,150,780
UTILITIES — (1.6%)
#	Chugoku Electric Power Co., Inc.	1,517,192	8,891,125
	Electric Power Development Co. Ltd., Class C	101,100	2,391,657
	eRex Co. Ltd.	9,400	49,597
#	Hiroshima Gas Co. Ltd.	47,031	126,242
#	Hokkaido Electric Power Co., Inc.	456,200	2,909,681
	Hokkaido Gas Co. Ltd.	423,300	2,037,489
	Hokuriku Electric Power Co.	489,171	2,927,429
#	Hokuriku Gas Co. Ltd.	3,400	95,879
	K&O Energy Group, Inc.	147,600	1,672,816
	Nippon Gas Co. Ltd.	638,200	11,370,997
#	Okinawa Electric Power Co., Inc.	60,605	398,314
		Shares	Value»
UTILITIES — (Continued)
#*	RENOVA, Inc.	208,599	$1,211,337
	Saibu Gas Holdings Co. Ltd.	115,700	1,705,498
	Shikoku Electric Power Co., Inc.	936,800	9,721,390
	Shizuoka Gas Co. Ltd.	240,000	1,892,017
#	Toell Co. Ltd.	5,000	27,460
	Toho Gas Co. Ltd.	1,071,500	7,760,310
	Tohoku Electric Power Co., Inc.	1,265,800	9,301,436
TOTAL UTILITIES			64,490,674
TOTAL COMMON STOCKS Cost ($2,404,765,469)			3,992,295,903

			Value†
SECURITIES LENDING COLLATERAL — (1.4%)
@§	The DFA Short Term Investment Fund	4,976,948	57,568,357
TOTAL INVESTMENTS — (100.0%)
(Cost $2,462,325,594)^^			$4,049,864,260
Summary of the Series' investments as of July 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	—	$92,132,453	—	$92,132,453
Consumer Discretionary	—	625,034,693	—	625,034,693
Consumer Staples	—	323,263,183	—	323,263,183
Energy	—	44,573,601	—	44,573,601
Financials	—	494,777,580	—	494,777,580
Health Care	—	127,575,349	—	127,575,349
Industrials	$1,360,163	1,149,105,662	—	1,150,465,825
Information Technology	—	513,066,109	—	513,066,109
Materials	—	500,765,656	—	500,765,656
Real Estate	—	56,150,780	—	56,150,780
Utilities	—	64,490,674	—	64,490,674
Securities Lending Collateral	—	57,568,357	—	57,568,357
Total Investments in Securities	$1,360,163	$4,048,504,097	—˂˃	$4,049,864,260

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The Asia Pacific Small Company Series
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)

		Shares	Value»
COMMON STOCKS — (98.9%)
AUSTRALIA — (65.3%)
#*	29Metals Ltd.	3,013,961	$551,679
#	Accent Group Ltd.	318,058	154,836
	Acrow Ltd.	243,323	150,669
#	Acrow Ltd. ACF AU	2,163,643	1,339,545
#	Adairs Ltd.	782,471	786,588
*	Aeris Resources Ltd.	760,619	216,569
#	AGL Energy Ltd.	1,077,561	6,270,143
*	AIC Mines Ltd.	1,645,637	843,366
#*	Alkane Resources Ltd.	6,336,677	5,908,275
#*	Alligator Energy Ltd.	6,084,025	222,361
#*	AMA Group Ltd.	2,412,650	754,239
*	Amaero Ltd., CDI	228,801	37,730
*	AML3D Ltd.	248,144	17,878
	Amotiv Ltd.	930,125	4,590,231
	AMP Ltd.	15,903,782	23,963,467
*	Amplitude Energy Ltd.	1,441,313	1,539,297
	Ansell Ltd.	815,126	18,719,993
#*	Antipa Minerals Ltd.	412,449	158,148
#*	Appen Ltd.	831,098	695,271
*	Arafura Rare Earths Ltd. (ARU AU)	2,184,504	274,949
#	ARB Corp. Ltd.	536,037	7,421,028
#*	Argosy Minerals Ltd.	612,678	18,105
#	ARN Media Ltd.	494,511	90,519
*	Aroa Biosurgery Ltd.	314,346	126,033
*	Asara Resources Ltd.	147,722	12,957
*	Astral Resources NL	3,577,114	326,882
#	AUB Group Ltd.	761,167	14,832,166
*	Audinate Group Ltd.	104,950	139,860
*	Aura Energy Ltd.	594,977	50,076
*	Aurelia Metals Ltd.	9,011,203	1,995,365
#*	Aurum Resources Ltd.	964,601	311,766
#*	Ausgold Ltd.	565,612	340,382
#	Aussie Broadband Ltd.	1,505,044	5,019,803
*	Austal Ltd.	2,396,743	6,044,533
#	Austin Engineering Ltd.	488,109	49,588
#*	Australian Agricultural Co. Ltd.	995,678	953,105
#	Australian Clinical Labs Ltd.	1,024,952	1,714,769
#	Australian Ethical Investment Ltd.	349,927	1,086,069
	Australian Finance Group Ltd.	1,310,361	1,448,775
*	Australian Strategic Materials Ltd.	243,095	169,685
	Autosports Group Ltd.	38,470	43,006
††	AVZ Minerals Ltd.	263,719	27,651
		Shares	Value»
AUSTRALIA — (Continued)
#*	Baby Bunting Group Ltd.	640,045	$466,693
	Bank of Queensland Ltd.	3,684,013	17,159,614
#*	Bannerman Energy Ltd.	394,105	857,531
#	Bapcor Ltd.	2,085,578	643,094
*	BCI Minerals Ltd.	6,345,562	1,922,394
#	Beach Energy Ltd.	10,085,860	6,486,248
#	Beacon Lighting Group Ltd.	462,905	522,238
	Beacon Minerals Ltd.	97,793	170,717
	Bega Cheese Ltd.	1,663,461	7,099,840
#	Bell Financial Group Ltd.	698,158	785,124
#*	Bellavista Resources Ltd.	29,461	7,307
#*	Bellevue Gold Ltd.	8,975,181	7,858,419
	Bendigo & Adelaide Bank Ltd.	1,338,499	10,760,690
#*	Berkeley Energia Ltd.	37,692	12,980
*	Betmakers Technology Group Ltd.	78,805	9,141
#	Bisalloy Steel Group Ltd.	17,380	59,752
#*	Black Cat Syndicate Ltd. (BC8 AU)	3,310,725	2,084,766
#*	Boss Energy Ltd.	1,515,283	1,297,361
#	Bravura Solutions Ltd.	2,457,593	4,388,593
#	Breville Group Ltd.	603,799	13,881,413
*	Brightstar Resources Ltd.	259,482	58,256
	Capral Ltd.	87,220	726,651
	Capricorn Metals Ltd.	1,537,981	13,633,361
*	Carnaby Resources Ltd.	537,666	278,311
#*	Carnarvon Energy Ltd.	6,413,045	434,436
#	Cash Converters International Ltd.	1,750,875	413,422
#*	Catalyst Metals Ltd.	1,059,547	3,999,171
#*	Catapult Sports Ltd.	1,160,889	2,736,332
	Cedar Woods Properties Ltd.	399,027	1,962,490
*	Centrebet International Ltd.	81,336	0
*	Cettire Ltd.	65,324	9,843
#*	Chalice Mining Ltd.	100,317	78,686
	Challenger Ltd.	1,319,428	9,067,036
#	Champion Iron Ltd.	2,730,980	6,493,865
#*	Chrysos Corp. Ltd.	334,085	1,420,470
	Civmec Australia Ltd.	194,000	232,929

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Cleanaway Waste Management Ltd.	11,731,070	$19,264,709
#*	ClearView Wealth Ltd.	224,865	102,801
#	Clinuvel Pharmaceuticals Ltd.	243,732	1,552,042
#	Clover Corp. Ltd.	352,050	237,181
#*	Coast Entertainment Holdings Ltd.	1,374,845	501,467
#	Cobram Estate Olives Ltd.	211,360	481,172
	Codan Ltd.	222,410	6,246,786
#	COG Financial Services Ltd.	12,471	11,494
	Cogstate Ltd.	330,194	581,077
	Collins Foods Ltd.	765,604	4,410,524
*	Comet Ridge Ltd.	5,426,401	332,012
#*	Core Lithium Ltd.	1,613,356	271,303
#*Ω	Coronado Global Resources, Inc., CDI	2,369,719	284,172
#*††	Corporate Travel Management Ltd.	709,260	1,502,203
	Credit Corp. Group Ltd.	430,831	4,168,283
*	Cyprium Metals Ltd. CYM AU	928,642	289,336
	Dalrymple Bay Infrastructure Ltd.	2,736,607	10,750,763
#	Data#3 Ltd.	927,705	6,364,388
*	Decidr AI Industries Ltd.	372,572	99,399
*	Deep Yellow Ltd.	6,674,854	6,165,669
#	Deterra Royalties Ltd.	2,055,938	6,258,640
#*	Develop Global Ltd.	1,340,388	4,553,269
	Dicker Data Ltd.	658,494	5,796,274
#	Domino's Pizza Enterprises Ltd.	329,919	4,293,878
	Downer EDI Ltd.	3,898,857	21,211,324
#*	Dreadnought Resources Ltd.	8,127,238	80,182
#*	DroneShield Ltd.	5,212,519	6,209,310
*	DUG Technology Ltd.	275,708	394,192
	Duratec Ltd.	461,151	687,684
	Dyno Nobel Ltd.	6,554,943	17,350,380
	Eagers Automotive Ltd.	209,856	3,450,187
#*	Ecograf Ltd.	449,670	80,915
#	Elders Ltd.	1,362,592	5,376,676
#*	Electro Optic Systems Holdings Ltd.	99,159	466,256
*	Elevate Uranium Ltd.	18,816	2,839
#*	Elevra Lithium Ltd.	569,617	2,980,192
*	Elixir Energy Ltd.	179,478	9,450
	Embark Early Education Ltd.	34,886	10,207
*	Emeco Holdings Ltd.	1,952,610	1,328,796
		Shares	Value»
AUSTRALIA — (Continued)
*	Emerald Resources NL	3,355,072	$12,589,351
#*	EML Payments Ltd.	675,684	154,216
#	Endeavour Group Ltd.	326,863	797,782
	Energy One Ltd.	40,895	409,385
#	EQT Holdings Ltd.	163,996	1,938,918
	Eureka Group Holdings Ltd. (EGH AU)	473,965	248,308
	Euroz Hartleys Group Ltd.	68,801	64,185
#	EVT Ltd.	525,857	4,725,767
#*	Felix Gold Ltd.	342,907	55,284
#	Fenix Resources Ltd.	2,407,578	458,469
#	Fiducian Group Ltd.	6,287	37,114
#	Finbar Group Ltd.	260,713	123,937
††	Firefinch Ltd.	1,569,275	41,408
#*	FireFly Metals Ltd.	2,909,924	3,546,060
	FleetPartners Group Ltd.	1,407,938	2,792,681
	Fleetwood Ltd.	461,753	765,945
#	Flight Centre Travel Group Ltd.	846,172	7,820,691
#*	Focus Minerals Ltd.	183,898	234,170
#	G8 Education Ltd.	3,798,595	399,310
*	Galan Lithium Ltd. GLN AU	760,329	160,531
*	Gateway Mining Ltd.	144,962	5,204
#*	GBM Resources Ltd.	780,881	9,306
#	Generation Development Group Ltd.	1,578,735	4,503,317
	GenusPlus Group Ltd.	561,072	3,447,141
*	Global Lithium Resources Ltd.	66,016	24,065
#*	Gorilla Gold Mines Ltd.	650,467	132,366
#	GR Engineering Services Ltd.	690,040	2,756,507
	GrainCorp Ltd., Class A	1,414,173	5,548,618
*	Grange Resources Ltd.	4,021,824	394,886
#*	Great Boulder Resources Ltd. GBR AU	2,494,954	112,183
	Great Boulder Resources Ltd. GBRXX AU	344,905	15,532
	Great Boulder Resources Ltd. GBRYY AU	765,907	34,492
#	Guzman y Gomez Ltd.	193,110	3,364,876
#	GWA Group Ltd.	1,312,191	2,203,909

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Hansen Technologies Ltd.	1,111,152	$3,312,569
	Harvey Norman Holdings Ltd.	323,747	1,115,017
*	Hastings Technology Metals Ltd.	98,535	18,338
*	Havilah Resources Ltd.	87,974	49,638
#*	Healius Ltd.	2,772,157	728,314
	Helia Group Ltd.	1,878,166	6,606,112
#	Helloworld Travel Ltd.	46,379	50,852
#*	Hillgrove Resources Ltd.	3,573,350	141,168
#	HMC Capital Ltd.	505,723	1,021,401
#	Horizon Oil Ltd.	3,251,557	503,973
*	Hot Chili Ltd.	100,484	98,486
#	Humm Group Ltd.	1,070,394	317,161
#	IDP Education Ltd.	967,077	1,560,395
*	IGO Ltd.	1,601,528	7,707,866
	Iluka Resources Ltd.	2,284,174	9,658,338
	Imdex Ltd.	3,956,925	10,221,849
#	Inghams Group Ltd.	1,523,661	2,407,664
#	Integral Diagnostics Ltd.	1,831,787	2,702,054
#*	Investigator Silver Ltd.	918,733	25,991
#*	Invictus Energy Ltd.	525,574	22,092
#*	ioneer Ltd.	5,157,843	418,917
*	Ionic Rare Earths Ltd.	24,170	5,339
#	IPD Group Ltd.	188,598	640,188
#	IPH Ltd.	1,394,573	4,074,921
	IRESS Ltd.	1,213,939	5,818,084
#	IVE Group Ltd.	735,674	1,446,758
#*	Judo Capital Holdings Ltd.	6,705,325	4,556,712
#	Jumbo Interactive Ltd.	208,843	1,061,908
#	Jupiter Mines Ltd.	9,271,178	1,726,136
#	Karoon Energy Ltd.	4,313,779	5,347,381
#	Kelsian Group Ltd.	860,136	2,676,224
#	Kingsgate Consolidated Ltd.	1,019,075	2,882,006
*	Kingston Resources Ltd.	35,251	814
#	Kogan.com Ltd.	581,055	1,747,292
	Korvest Ltd.	3,241	42,266
*	Kyron Capital Group	55,544	2,775
#	L1 Group Ltd.	2,334,495	1,688,015
#*	Lake Resources NL	1,513,141	41,279
	Lendlease Corp. Ltd.	3,421,185	7,255,314
	Liberty Financial Group Ltd.	10,300	23,509
#*	Lifestyle Communities Ltd.	413,202	1,475,917
*	Lindian Resources Ltd.	1,916,709	1,042,836
#	Lindsay Australia Ltd.	471,499	225,150
	Lotus Resources Ltd.	955,944	161,436
		Shares	Value»
AUSTRALIA — (Continued)
#*	Lotus Resources Ltd. LOT AU	955,944	$160,451
	Lovisa Holdings Ltd.	411,610	6,860,891
#	Lycopodium Ltd.	129,244	1,616,252
#	MA Financial Group Ltd.	706,012	2,824,036
#	Maas Group Holdings Ltd.	1,003,075	3,502,432
	Macmahon Holdings Ltd.	8,731,238	5,659,333
*	Macquarie Technology Group Ltd.	82,477	3,497,045
#	Mader Group Ltd.	113,983	551,998
#	Magellan Financial Group Ltd.	1,235,324	8,268,105
#*	Maritana Minerals Ltd.	368,833	160,296
	Maxiparts Ltd.	55,824	61,500
#*	Mayne Pharma Group Ltd.	228,283	427,705
	McMillan Shakespeare Ltd.	474,175	6,502,094
#*	Meeka Metals Ltd.	3,387,023	223,661
#*	Megaport Ltd.	1,378,378	17,617,837
#*	Mesoblast Ltd. (MSB AU)	4,447,646	6,382,603
*	Metal Bank Ltd.	40,226	310
#*	Metals X Ltd.	6,877,913	7,605,515
#	Metcash Ltd.	6,529,493	13,941,792
#*	Metro Mining Ltd.	1,030,700	1,023,156
*	MGX Resources Ltd.	3,529,215	806,879
*	Michael Hill International Ltd. (MHJ NZ)	1,088,653	268,651
	Monadelphous Group Ltd.	633,351	12,967,275
#	Monash IVF Group Ltd.	1,426,979	702,534
	MotorCycle Holdings Ltd.	194,898	348,622
#	Myer Holdings Ltd.	3,821,180	563,078
	MyState Ltd.	1,048,731	3,600,933
#*	Nanosonics Ltd.	1,443,902	3,186,933
	Navigator Global Investments Ltd.	2,821,044	4,604,986
	Netwealth Group Ltd.	430,683	6,500,909
#*	Neuren Pharmaceuticals Ltd.	665,072	8,383,195
#	New Hope Corp. Ltd.	3,240,823	11,868,973
#	nib holdings Ltd.	2,947,239	15,508,456
#	Nick Scali Ltd.	491,623	5,453,347
#*	Nickel Industries Ltd.	11,948,732	6,808,097
	Nine Entertainment Co. Holdings Ltd.	7,414,165	4,984,733
*	Nova Minerals Ltd.	14,347	5,269
	NRW Holdings Ltd.	2,918,382	14,297,014
#*	Nufarm Ltd.	201,483	423,586

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
*	Nuix Ltd.	547,993	$492,558
#	Objective Corp. Ltd.	147,283	729,824
	OM Holdings Ltd.	37,137	5,834
#*	Omni Bridgeway Ltd.	1,265,823	1,350,032
	oOh!media Ltd.	2,984,217	3,254,526
#*	Ora Banda Mining Ltd.	7,404,618	5,898,415
	Orora Ltd.	7,622,384	7,780,993
	Pacific Current Group Ltd.	84,239	672,206
#*	Paladin Energy Ltd.	2,390,655	15,803,804
*	Pantoro Gold Ltd.	2,989,329	4,285,007
#*	Paragon Care Ltd.	136,953	12,089
	Peet Ltd.	1,653,708	2,064,462
#*	Peninsula Energy Ltd.	896,267	173,530
*	PeopleIN Ltd.	31,612	15,790
#	Pepper Money Ltd.	518,979	639,683
	Perenti Ltd.	5,307,114	7,875,093
	Perpetual Ltd.	566,277	7,522,826
#	Peter Warren Automotive Holdings Ltd.	336,980	224,640
#*	PEXA Group Ltd.	819,841	4,258,602
*	Pilbara Gold Ltd.	45,103	15,157
#	Pinnacle Investment Management Group Ltd.	682,224	7,614,169
*	PolyNovo Ltd.	1,260,216	764,087
*	PPK Mining Equipment Group Pty. Ltd.	22,761	0
#	Praemium Ltd.	1,747,428	889,041
*	Predictive Discovery Ltd.	11,542,882	5,353,447
#	Premier Investments Ltd.	366,079	3,510,580
#	Propel Funeral Partners Ltd.	420,236	949,327
#	PWR Holdings Ltd.	653,720	4,556,828
#*	PYC Therapeutics Ltd.	379,461	453,111
#*	QPM Energy Ltd.	831,943	5,269
*	ReadyTech Holdings Ltd.	113,884	138,345
	Redox Ltd.	249,507	642,438
	Regal Partners Ltd.	70,992	137,975
	Regis Healthcare Ltd.	1,213,394	5,307,442
	Regis Resources Ltd.	4,496,037	19,266,430
	Reliance Worldwide Corp. Ltd.	4,373,869	10,757,748
*	Renascor Resources Ltd.	411,869	16,822
	Resimac Group Ltd.	15,078	8,487
*	Resolute Mining Ltd.	12,851,604	8,408,708
#	Ricegrowers Ltd.	7,954	78,840
#	Ridley Corp. Ltd.	1,956,520	3,932,750
*	Santana Minerals Ltd.	1,326,991	437,997
		Shares	Value»
AUSTRALIA — (Continued)
#*	Saturn Metals Ltd. STN AU	626,073	$186,455
	Saturn Metals Ltd. STNXX AU	286,178	84,575
	SEEK Ltd.	1,579,900	16,300,922
	Select Harvests Ltd.	750,380	2,210,889
#	Servcorp Ltd.	297,300	1,349,061
	Service Stream Ltd.	4,076,647	6,967,890
#	Shape Australia Pty. Ltd.	67,747	302,108
	Shaver Shop Group Ltd.	606,728	614,934
#*	Silex Systems Ltd.	488,612	1,566,888
#*	Silver Mines Ltd.	9,322,662	887,803
	Sims Ltd. (SGM AU)	942,394	16,832,662
#*	SiteMinder Ltd.	299,318	705,545
	SKS Technologies Group Ltd.	238,786	1,217,042
#*	Smart Parking Ltd.	230,851	115,077
	SmartGroup Corp. Ltd.	990,064	8,915,638
#	Solvar Ltd.	969,983	1,066,241
#	Southern Cross Electrical Engineering Ltd.	2,108,516	6,417,940
#	Southern Cross Media Group Ltd.	1,758,793	666,679
	SRG Global Ltd.	4,131,443	9,721,824
#*	St Barbara Ltd.	8,920,033	2,846,794
	Stanmore Resources Ltd.	1,994,397	3,230,079
#*	Starpharma Holdings Ltd.	167,286	88,083
#	Steadfast Group Ltd.	5,412,451	19,342,746
*	Strickland Metals Ltd.	626,356	35,996
#*	Strike Energy Ltd.	1,664,786	115,504
*	Sunstone Metals Ltd.	30,955	3,811
	Super Retail Group Ltd.	966,039	9,009,915
*	Superloop Ltd.	3,188,226	7,145,627
#	Supply Network Ltd.	61,704	1,464,383
#*	Syrah Resources Ltd.	2,614,914	202,137
	Tabcorp Holdings Ltd.	12,723,796	7,972,520
#	Tasmea Ltd.	321,125	1,889,300
#*	Telix Pharmaceuticals Ltd.	1,129,048	11,217,965
#*	Temple & Webster Group Ltd.	294,978	1,142,360
	Ten Sixty Four Ltd.	1,044,721	80,863
#*	Terracom Ltd.	1,229,809	55,918
*	Tesoro Gold Ltd.	70,713	42,168
#	Treasury Wine Estates Ltd.	3,505,365	12,123,538
	Tribune Resources Ltd.	20,117	67,894
#*	Tuas Ltd.	1,362,998	2,058,839
#*	Tyro Payments Ltd.	2,499,732	1,478,553

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#	Universal Store Holdings Ltd.	31,759	$162,522
	Vault Minerals Ltd.	6,248,187	20,940,315
	Ventia Services Group Pty. Ltd.	5,096,867	20,786,621
Ω	Viva Energy Group Ltd.	6,696,856	13,464,579
*	Viva Leisure Ltd.	165,423	177,447
#*	Vulcan Energy Resources Ltd.	2,306,572	4,117,558
#	Vulcan Steel Ltd.	231,415	853,360
*	Vysarn Ltd.	710,139	567,655
*	WA1 Resources Ltd.	110,531	841,712
	Wagners Holding Co. Ltd.	568,260	1,614,915
#	Washington H Soul Pattinson & Co. Ltd.	315,357	10,234,856
*	WEB Travel Group Ltd.	1,805,067	4,313,195
#	Webjet Group Ltd.	2,089,682	595,755
#*	West African Resources Ltd.	7,037,416	14,024,981
	Westgold Resources Ltd.	4,266,484	14,221,741
#*	Wildcat Resources Ltd.	1,977,928	464,998
	Wiluna Mining Corp. Ltd.	248,265	6,638
	Worley Ltd.	613,523	4,553,831
	XRF Scientific Ltd.	361,641	446,376
#*	Zip Co. Ltd.	8,870,164	15,880,532
TOTAL AUSTRALIA			1,134,630,479
HONG KONG — (16.6%)
	Aeon Credit Service Asia Co. Ltd.	648,248	730,946
	Allied Group Ltd.	2,926,000	832,224
	Analogue Holdings Ltd.	842,000	101,838
	APAC Resources Ltd. 1104 HK	4,044,740	817,589
	Asia Financial Holdings Ltd.	1,626,908	968,215
*	Asia Standard International Group Ltd.	1,382,917	33,494
	ASMPT Ltd.	231,200	4,436,626
	Associated International Hotels Ltd.	598,000	402,116
	Bank of East Asia Ltd.	4,607,988	9,788,664
	Best Mart 360 Holdings Ltd.	1,296,000	270,467
*	BOCOM International Holdings Co. Ltd.	619,000	41,988
		Shares	Value»
HONG KONG — (Continued)
#*	Bright Smart Securities & Commodities Group Ltd.	4,116,000	$3,358,569
	Build King Holdings Ltd.	790,000	147,976
#	Cafe de Coral Holdings Ltd.	476,000	337,021
#*	Central New Energy Holding Group Ltd.	42,000	43,979
	Chen Hsong Holdings	584,000	116,915
	Cheuk Nang Holdings Ltd.	144,714	24,574
	Chevalier International Holdings Ltd.	516,989	320,619
*	Chi Kan Holdings Ltd.	84,000	24,651
	China Motor Bus Co. Ltd.	73,600	553,576
#*	China Star Entertainment Ltd.	8,110,000	7,084,862
	Chinese Estates Holdings Ltd.	1,242,000	174,299
	Chow Sang Sang Holdings International Ltd.	2,056,000	3,049,905
*	Chuang's Consortium International Ltd.	515,043	16,176
	CITIC Telecom International Holdings Ltd.	9,965,125	3,532,784
#*	CK Life Sciences International Holdings, Inc.	14,716,000	1,050,966
*	CMBC Capital Holdings Ltd.	127,000	14,629
#	C-Mer Medical Holdings Ltd.	1,864,000	220,691
	CN Logistics International Holdings Ltd.	25,000	10,016
*	CNT Group Ltd.	37,264	477
#††	Convoy, Inc.	32,922,000	131,396
#	Cowell e Holdings, Inc.	1,248,000	3,282,930
#Ω	Crystal International Group Ltd.	3,686,500	3,039,298
*	CSC Holdings Ltd.	23,866,250	64,279
*	CSI Properties Ltd.	42,402,934	974,780
	CTF Services Ltd.	5,798,925	6,062,697
*††	CW Group Holdings Ltd.	1,361,500	0
	Dah Sing Banking Group Ltd.	2,291,916	4,403,723
	Dah Sing Financial Holdings Ltd.	1,018,544	6,470,608
#*	Deep Source Holdings Ltd.	31,140,000	2,070,156

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Dickson Concepts International Ltd.	825,500	$686,230
	Dream International Ltd.	639,000	567,689
#	Dynamic Holdings Ltd.	174,000	213,401
	Eagle Nice International Holdings Ltd.	844,000	295,521
*	Emperor Capital Group Ltd.	5,010,000	43,309
	Emperor Watch & Jewellery Ltd.	14,140,000	493,843
*	ENM Holdings Ltd.	12,820,000	864,438
#*	Envision Greenwise Holdings Ltd.	2,897,000	1,772,746
*	EPI Holdings Ltd.	1,050,000	20,260
*	Esprit Holdings Ltd.	437,532	27,417
	Fairwood Holdings Ltd.	98,458	56,770
*	Far East Consortium International Ltd.	4,778,629	413,508
	First Pacific Co. Ltd.	12,170,000	8,686,598
#*Ω	FIT Hon Teng Ltd.	7,646,000	4,573,755
	Four Seas Mercantile Holdings Ltd.	610,000	194,614
*Ω	Frontage Holdings Corp.	666,000	99,827
	FSE Lifestyle Services Ltd.	541,000	362,184
	Get Nice Holdings Ltd.	487,720	235,192
#	Giordano International Ltd.	3,440,000	613,794
	Glorious Sun Enterprises Ltd.	2,172,000	370,936
	Gold Peak Technology Group Ltd.	3,029,642	267,356
	Golden Resources Development International Ltd.	784,500	35,478
#*	GR Life Style Co. Ltd.	2,886,000	606,516
	Great Eagle Holdings Ltd.	1,119,472	2,265,911
	G-Resources Group Ltd.	1,249,810	1,285,641
	Guoco Group Ltd.	19,000	170,205
#	Guotai Junan International Holdings Ltd.	15,010,797	3,981,238
	Hang Lung Group Ltd.	4,042,000	7,114,321
	Hang Lung Properties Ltd.	9,369,368	8,707,435
		Shares	Value»
HONG KONG — (Continued)
*	Hao Tian International Construction Investment Group Ltd.	2,848,000	$5,810
*	Harbour Centre Development Ltd.	783,500	453,910
*	HKR International Ltd.	1,785,369	245,675
	Hong Kong Ferry Holdings Co. Ltd.	1,197,300	740,911
*	Hong Kong Robotics Group Holding Ltd.	966,000	33,854
*	Hong Kong Technology Venture Co. Ltd.	1,273,784	172,054
#*	Hong Kong Zcloud Technology Construction Ltd.	376,000	244,218
*	Hongkong & Shanghai Hotels Ltd.	2,243,489	1,709,261
*	Hongkong Chinese Ltd.	863,774	50,171
*Ω	Honma Golf Ltd.	499,000	177,735
	Hung Hing Printing Group Ltd.	1,426,000	139,364
	Hutchison Telecommunications Hong Kong Holdings Ltd.	756,000	112,841
	Hysan Development Co. Ltd.	3,254,000	7,737,760
	IGG, Inc.	3,764,000	1,602,731
#Ω	Impro Precision Industries Ltd.	2,241,000	2,069,646
	IPE Group Ltd.	175,000	11,802
*	ITC Properties Group Ltd.	690,000	189,526
	Jacobson Pharma Corp. Ltd.	2,534,000	345,076
	JBM Healthcare Ltd.	732,000	179,212
	Johnson Electric Holdings Ltd.	1,945,168	4,614,336
#	K Wah International Holdings Ltd.	3,592,000	948,490
	Karrie International Holdings Ltd.	2,810,000	656,373
	Keck Seng Investments Hong Kong Ltd.	820,600	242,993
	Kerry Properties Ltd.	3,102,500	7,741,053
	KLN Logistics Group Ltd.	1,488,500	1,136,328
	Kowloon Development Co. Ltd.	1,670,301	1,028,663
*	Lai Sun Development Co. Ltd.	211,794	18,684

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Lam Soon Hong Kong Ltd.	294,310	$418,500
	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	2,985,346	182,515
	Liu Chong Hing Investment Ltd.	642,200	361,228
	Luk Fook Holdings International Ltd.	1,868,000	5,855,550
#	Man Wah Holdings Ltd.	8,353,200	3,354,716
	Man Yue Technology Holdings Ltd.	44,000	8,703
*	MECOM Power & Construction Ltd.	25,999	439
	Melbourne Enterprises Ltd.	39,500	299,034
#*	Melco International Development Ltd.	4,784,499	2,246,059
	MGM China Holdings Ltd.	3,892,400	5,633,997
	Midland Holdings Ltd.	2,879,987	829,060
	Miramar Hotel & Investment	1,161,000	1,475,201
#	Modern Dental Group Ltd.	1,743,000	1,709,284
*	Modern Innovative Digital Technology Co. Ltd.	1,640,000	16,357
*	Mongolian Mining Corp.	2,658,000	2,422,421
	NagaCorp Ltd.	3,919,359	1,733,282
	Nameson Holdings Ltd.	3,350,000	337,157
	Nanyang Holdings Ltd.	87,000	315,705
#*	New World Development Co. Ltd.	5,965,000	5,234,648
*††	NewOcean Energy Holdings Ltd.	7,246,000	0
#	Nissin Foods Co. Ltd.	1,170,000	999,574
	Orbusneich Medical Group Holdings Ltd.	101,500	47,832
	Oriental Watch Holdings	2,054,536	861,838
#*	Oshidori International Holdings Ltd.	18,338,400	6,357,345
	Pacific Basin Shipping Ltd.	26,082,000	10,898,002
	Pacific Textiles Holdings Ltd.	2,633,000	339,737
#	PAX Global Technology Ltd.	3,980,000	2,001,222
	PCCW Ltd.	12,894,545	9,664,932
		Shares	Value»
HONG KONG — (Continued)
#*††	Peace Mark Holdings Ltd.	2,479,870	$0
#	Perfect Medical Health Management Ltd.	1,636,000	281,784
	Pico Far East Holdings Ltd.	4,144,000	1,188,708
	Playmates Holdings Ltd.	4,548,000	270,944
#	Plover Bay Technologies Ltd.	1,810,000	1,923,815
	Public Financial Holdings Ltd.	684,000	122,957
*††	Pyxis Group Ltd.	1,936,000	0
Ω	Regina Miracle International Holdings Ltd.	285,000	85,831
#	Sa Sa International Holdings Ltd.	3,676,000	432,127
	Safety Godown Co. Ltd.	1,122,000	307,722
Ω	Samsonite Group SA	4,771,800	8,587,152
	SAS Dragon Holdings Ltd.	854,368	830,590
	SEA Holdings Ltd.	1,271,523	207,101
*	Shandong Hi-Speed Holdings Group Ltd.	2,150,000	126,362
	Shangri-La Asia Ltd.	5,136,000	2,708,394
*	Shenwan Hongyuan HK Ltd.	1,220,000	162,052
*	Shun Tak Holdings Ltd.	3,649,419	237,081
	Singamas Container Holdings Ltd.	5,708,000	327,799
#*	SJM Holdings Ltd.	14,572,750	2,953,238
*	Smart Digital Technology Group Ltd.	80,000	27,262
	SmarTone Telecommunications Holdings Ltd.	661,481	413,660
#*	Solomon Systech International Ltd.	9,144,000	314,795
	Soundwill Holdings Ltd.	452,786	362,495
*	South China Holdings Co. Ltd.	638,503	1,952
*	Starcoin Group Ltd.	1,065,000	9,913
#	Stella International Holdings Ltd.	3,277,500	6,091,008
	Sun Hung Kai & Co. Ltd.	3,078,327	1,617,250
#	SUNeVision Holdings Ltd.	3,767,000	2,321,757
	TAI Cheung Holdings Ltd.	1,557,000	668,634

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Tai Sang Land Development Ltd.	471,910	$118,833
	Tan Chong International Ltd.	1,176,000	236,304
*	Taung Gold International Ltd.	5,297,000	338,457
*	Texhong International Group Ltd.	810,500	678,523
	Texwinca Holdings Ltd.	1,386,000	199,904
	Tian Teck Land Ltd.	1,024,000	258,429
*	Tongda Group Holdings Ltd.	66,200	16,192
	Town Health International Medical Group Ltd.	6,142,115	169,585
	Tradelink Electronic Commerce Ltd.	2,946,000	432,660
#	Transport International Holdings Ltd.	748,329	905,161
	Truly International Holdings Ltd.	1,888,000	204,334
*	TVB Ltd.	664,900	202,547
#	United Laboratories International Holdings Ltd.	5,456,000	6,208,050
*	Unity Group Holdings International Ltd.	3,570,000	164,004
*	Universal Technologies Holdings Ltd.	1,630,000	11,834
#	Value Partners Group Ltd.	2,129,000	578,644
	Vedan International Holdings Ltd.	3,416,000	303,917
#	Vitasoy International Holdings Ltd.	1,169,000	965,249
	Viva Goods Co. Ltd.	3,920,000	172,681
#*	Vobile Group Ltd.	8,410,000	2,661,151
	VSTECS Holdings Ltd.	4,363,600	5,218,090
#	VTech Holdings Ltd.	883,600	5,825,297
	Wing On Co. International Ltd.	490,000	841,583
	Wing Tai Properties Ltd.	1,079,331	275,015
	Wynn Macau Ltd.	8,410,000	6,096,454
#	Xinyi Glass Holdings Ltd.	7,138,885	8,477,054
	YesAsia Holdings Ltd.	170,000	70,553
#	Yue Yuen Industrial Holdings Ltd.	4,127,000	7,469,095
#*	Yunfeng Financial Group Ltd.	3,590,000	736,884
*	ZO Future Group	988,000	228,196
TOTAL HONG KONG			288,892,730
		Shares	Value»
NEW ZEALAND — (2.7%)
	AFT Pharmaceuticals Ltd.	34,226	$97,031
#	Air New Zealand Ltd.	6,834,859	1,665,699
	Briscoe Group Ltd.	34,976	94,851
#	Channel Infrastructure NZ Ltd.	1,760,857	3,539,481
#	Colonial Motor Co. Ltd.	70,115	292,441
	Delegat Group Ltd.	6,400	15,935
*	Eroad Ltd.	3,932	2,306
#*	Fletcher Building Ltd. (FBU NZ)	1,347,363	2,889,182
	Freightways Group Ltd.	680,999	5,549,588
#	Genesis Energy Ltd.	2,316,125	3,487,088
#*	Gentrack Group Ltd.	94,073	199,807
	Hallenstein Glasson Holdings Ltd.	207,540	1,302,047
#	Heartland Group Holdings Ltd.	3,544,677	2,588,924
	Investore Property Ltd.	1,077,961	675,630
#*	KMD Brands Ltd.	128,037	136,102
	Napier Port Holdings Ltd.	153,579	325,463
#	NZME Ltd. (NZM AU)	513,703	319,877
	NZME Ltd. (NZM NZ)	138,486	86,836
#	NZX Ltd.	1,425,976	1,251,000
#*	Oceania Healthcare Ltd.	2,380,376	1,057,662
#*	Pacific Edge Ltd.	519,070	82,419
	PGG Wrightson Ltd.	56,998	74,132
*	Ryman Healthcare Ltd.	3,423,522	4,320,670
	Sanford Ltd.	161,391	641,122
#	Scales Corp. Ltd.	557,588	2,132,868
#	Scott Technology Ltd.	58,946	85,698
*	Serko Ltd.	72,046	62,617
	Skellerup Holdings Ltd.	795,656	3,257,529
	SKY Network Television Ltd.	580,201	1,110,508
#*	SKYCITY Entertainment Group Ltd.	1,971,423	718,758
	Spark New Zealand Ltd.	240,731	272,161
*	Steel & Tube Holdings Ltd.	77,684	16,039
	Summerset Group Holdings Ltd.	1,019,740	5,000,844
#	Tourism Holdings Ltd.	565,453	952,303
#	TOWER Ltd.	1,132,309	1,242,694
#	Turners Automotive Group Ltd.	148,928	714,244

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
NEW ZEALAND — (Continued)
#*	Vista Group International Ltd.	615,399	$892,522
TOTAL NEW ZEALAND			47,154,078
SINGAPORE — (14.3%)
*††	Abterra Ltd.	230,320	0
#	AEM Holdings Ltd.	1,519,474	9,774,701
	ASL Marine Holdings Ltd.	688,200	171,773
	Aztech Global Ltd.	1,279,000	667,180
	Banyan Tree Holdings Ltd.	933,200	400,178
	Beng Kuang Marine Ltd.	577,000	222,482
	Bonvests Holdings Ltd.	950,000	726,039
	Boustead Singapore Ltd.	1,425,769	2,201,354
	BRC Asia Ltd.	149,100	495,014
	Bukit Sembawang Estates Ltd.	617,503	2,371,422
	Bund Center Investment Ltd.	234,125	78,922
	Capitaland India Trust	5,336,821	4,409,285
	Centurion Accommodation REIT	143,170	126,039
#	Centurion Corp. Ltd.	1,431,700	1,741,151
#	China Aviation Oil Singapore Corp. Ltd.	1,402,999	1,902,115
#	China Sunsine Chemical Holdings Ltd.	1,609,700	846,915
	Chuan Hup Holdings Ltd.	1,861,300	377,756
	City Developments Ltd.	1,771,600	10,834,981
#	ComfortDelGro Corp. Ltd.	11,040,900	11,540,614
#	COSCO Shipping International Singapore Co. Ltd.	4,400,000	407,862
#	CSE Global Ltd.	2,877,851	2,689,277
	Delfi Ltd.	1,322,700	902,861
	DFI Retail Group Holdings Ltd.	1,129,600	4,466,149
#*††	Ezion Holdings Ltd.	9,845,878	0
#*††	Ezra Holdings Ltd.	6,266,171	0
	Far East Orchard Ltd.	872,195	719,907
	First Resources Ltd.	2,879,900	7,609,641
	First Sponsor Group Ltd.	484,727	376,030
#	Food Empire Holdings Ltd.	1,220,980	2,314,224
#	Fraser & Neave Ltd.	462,300	522,929
	Frasers Property Ltd.	548,100	444,252
		Shares	Value»
SINGAPORE — (Continued)
	Frencken Group Ltd.	1,918,200	$3,695,700
*	Fu Yu Corp. Ltd.	525,200	38,885
#*	Gallant Venture Ltd.	2,704,700	130,759
#	Genting Singapore Ltd.	6,646,000	3,289,440
#	Geo Energy Resources Ltd.	4,440,900	1,713,073
	Golden Agri-Resources Ltd.	29,992,400	6,663,437
	GuocoLand Ltd.	1,009,514	1,794,081
	Haw Par Corp. Ltd.	598,900	7,514,159
	Hiap Hoe Ltd.	498,000	247,593
#	Ho Bee Land Ltd.	749,500	1,196,720
	Hong Fok Corp. Ltd.	1,433,994	983,049
	Hong Leong Asia Ltd.	1,016,000	2,272,967
#	Hong Leong Finance Ltd.	1,109,000	2,160,598
#	Hotel Grand Central Ltd.	699,854	389,750
	Hour Glass Ltd.	821,832	1,765,573
	HRnetgroup Ltd.	769,600	443,757
	Hutchison Port Holdings Trust	22,462,100	4,337,926
#*††	Hyflux Ltd.	3,238,900	0
#	iFAST Corp. Ltd.	870,800	6,170,646
	Indofood Agri Resources Ltd.	302,100	83,683
	InnoTek Ltd.	336,600	133,893
#	ISDN Holdings Ltd.	1,189,402	598,566
#*††	Jurong Technologies Industrial Corp. Ltd.	2,227,680	0
	Keppel Infrastructure Trust	20,450,087	8,684,793
	KSH Holdings Ltd.	83,800	20,573
#	LHN Ltd.	151,600	65,596
#	Marco Polo Marine Ltd.	13,745,500	1,424,540
	Mermaid Maritime PCL	588,800	47,358
	Metro Holdings Ltd.	1,762,892	633,044
	Mewah International, Inc.	89,000	20,497
#	Micro-Mechanics Holdings Ltd.	96,300	201,208
#*††	Midas Holdings Ltd.	8,576,553	0
#	Nanofilm Technologies International Ltd.	569,600	471,365
	Netlink NBN Trust	13,522,100	10,640,141
*	Oceanus Group Ltd.	4,959,300	11,539
#	Oiltek International Ltd.	458,400	535,737
#	OKP Holdings Ltd.	304,375	181,686
	Olam Group Ltd.	4,228,500	4,615,008
#	OUE Ltd.	863,700	673,999
*	Oxley Holdings Ltd.	1,874,541	105,170

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Pacific Century Regional Developments Ltd.	179,000	$69,752
	Pan-United Corp. Ltd.	1,187,150	1,489,077
#	Propnex Ltd.	688,800	993,191
#	Q&M Dental Group Singapore Ltd.	1,422,860	616,025
	QAF Ltd.	813,380	621,247
#	Raffles Education Ltd.	337,280	29,967
	Raffles Medical Group Ltd.	4,093,032	2,809,608
#*	Rex International Holding Ltd.	1,237,500	65,003
#	Riverstone Holdings Ltd.	2,889,400	1,892,911
	Samudera Shipping Line Ltd.	1,343,600	985,044
	SATS Ltd.	4,319,700	15,926,346
#	SBS Transit Ltd.	328,700	920,393
	Seatrium Ltd.	9,099,200	15,243,823
	Sheng Siong Group Ltd.	3,728,300	9,703,255
	SIA Engineering Co. Ltd.	1,385,800	3,350,868
#	Sing Holdings Ltd.	1,229,225	416,923
#	Sing Investments & Finance Ltd.	552,412	680,162
	Singapore Land Group Ltd.	435,869	1,121,828
#	Singapore Post Ltd.	6,807,800	1,804,623
	Singapore Shipping Corp. Ltd.	1,642,504	378,373
	Stamford Land Corp. Ltd.	2,172,518	813,480
#	StarHub Ltd.	2,968,500	2,544,147
	Straco Corp. Ltd.	130,000	36,000
	Straits Trading Co. Ltd.	690,794	860,567
*††	Swiber Holdings Ltd.	2,895,250	0
*	Thomson Medical Group Ltd.	4,533,400	187,204
	Tiong Woon Corp. Holding Ltd.	175,200	142,049
	Tuan Sing Holdings Ltd.	2,819,198	670,162
	UMS Integration Ltd.	4,273,610	7,588,358
	United Overseas Insurance Ltd.	18,450	121,471
	Shares	Value»
SINGAPORE — (Continued)
UOB-Kay Hian Holdings Ltd.	1,972,971	$6,314,244
UOL Group Ltd.	634,900	4,899,095
Valuetronics Holdings Ltd.	1,585,350	1,323,051
Venture Corp. Ltd.	1,363,400	16,987,665
Vicom Ltd.	557,500	787,459
Wee Hur Holdings Ltd.	2,662,100	1,411,171
# Wing Tai Holdings Ltd.	1,503,267	1,837,798
Yeo Hiap Seng Ltd.	7,659	3,460
TOTAL SINGAPORE		248,943,362
TOTAL COMMON STOCKS		1,719,620,649
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
* Lotus Resources Ltd. Rights 08/13/2026	955,944	0
* Starpharma Holdings Ltd. Rights 08/04/2026	11,721	1,484
TOTAL AUSTRALIA		1,484
HONG KONG — (0.0%)
* APAC Resources Ltd. Rights	1,702,370	0
TOTAL RIGHTS/WARRANTS		1,484
TOTAL INVESTMENT SECURITIES (Cost $1,397,949,275)		1,719,622,133

			Value†
SECURITIES LENDING COLLATERAL — (1.1%)
@§	The DFA Short Term Investment Fund	1,704,396	19,714,745
TOTAL INVESTMENTS — (100.0%)
(Cost $1,417,661,826)^^			$1,739,336,878

The Asia Pacific Small Company Series
CONTINUED
As of July 31, 2026, the value of Rule 144A securities amounted to $32,381,995 or 1.9% of net assets.
Summary of the Series' investments as of July 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$87,350	$1,132,971,867	$1,571,262	$1,134,630,479
Hong Kong	—	288,761,334	131,396	288,892,730
New Zealand	—	47,154,078	—	47,154,078
Singapore	—	248,943,362	—	248,943,362
Rights/Warrants
Australia	—	1,484	—	1,484
Hong Kong	—	—	—	—
Securities Lending Collateral	—	19,714,745	—	19,714,745
Total Investments in Securities	$87,350	$1,737,546,870	$1,702,658˂˃	$1,739,336,878

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The United Kingdom Small Company Series
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)

		Shares	Value»
COMMON STOCKS — (97.6%)
COMMUNICATION SERVICES — (5.1%)
	4imprint Group PLC	158,093	$8,807,948
Ω	Autotrader Group PLC	2,276,315	16,073,479
#	Bloomsbury Publishing PLC	500,492	4,099,981
*	Canal & SA	1,909,567	6,793,014
††	Centaur Media PLC	14,715	1,586
	Everplay Group PLC	236,267	747,978
*	Frontier Developments PLC	61,138	358,824
	Future PLC	1,980	8,138
*	Gaming Realms PLC	228,024	95,159
	Gamma Communications PLC	328,894	4,150,187
*	Helios Towers PLC	4,124,301	10,912,494
	ITV PLC	17,674,817	17,720,173
*	M&C Saatchi PLC	4,260	8,005
	MONY Group PLC	2,242,997	5,965,886
#	Next 15 Group PLC	95,829	380,089
	Reach PLC	2,060,680	1,237,166
	Rightmove PLC	2,361,965	14,808,417
	S4 Capital PLC	130,311	65,902
*	Team Internet Group PLC	324,888	184,144
*Ω	Trustpilot Group PLC	1,361,041	4,961,416
#	YouGov PLC	459,428	1,591,595
	Zegona Communications PLC	92,040	1,816,421
TOTAL COMMUNICATION SERVICES			100,788,002
CONSUMER DISCRETIONARY — (21.2%)
	AB Dynamics PLC	11,640	116,493
*	AO World PLC	677,589	894,472
#*Ω	Aston Martin Lagonda Global Holdings PLC	19,165	9,161
*	Auction Technology Group PLC	306,970	1,873,465
	B&M European Value Retail PLC	3,092,898	9,297,390
	Barratt Redrow PLC	3,483,664	13,844,829
	Bellway PLC	617,098	16,626,870
*	Berkeley Group Holdings PLC	479,537	22,649,823
*	Burberry Group PLC	1,828,447	29,471,660
	Card Factory PLC	1,389,151	1,411,114
	Coats Group PLC	8,767,531	9,501,285
	Crest Nicholson Holdings PLC	25,492	21,226
	Currys PLC	5,383,854	12,188,886
		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
*	Dauch Corp.	55,978	$317,552
	DFS Furniture PLC	639,303	1,212,826
#	Domino's Pizza Group PLC	2,611,913	7,121,989
#	Dr. Martens PLC	1,895,873	1,982,687
	Dunelm Group PLC	699,168	8,177,627
*	Evoke PLC	20,108	12,035
#*	Frasers Group PLC	727,520	7,941,182
	Fuller Smith & Turner PLC, Class A	163,787	1,572,758
	Games Workshop Group PLC	146,048	37,648,534
	Greggs PLC	569,825	14,423,090
*Ω	Gym Group PLC	812,500	2,226,718
	Halfords Group PLC	1,091,995	3,596,111
#*	Headlam Group PLC	212,110	19,913
	Henry Boot PLC	467,792	954,118
	Hollywood Bowl Group PLC	839,092	3,236,895
Ω	Hostelworld Group PLC	71,032	99,424
	Inchcape PLC	1,908,518	21,599,849
#	J D Wetherspoon PLC	505,078	5,319,419
	JD Sports Fashion PLC	10,473,626	12,698,239
	Kingfisher PLC	8,866,345	36,989,854
*	Marston's PLC	1,795,271	1,234,725
	Me Group International PLC	1,621,506	2,431,620
*	Mitchells & Butlers PLC	1,585,154	5,868,428
#	MJ Gleeson PLC	152,637	564,614
	Moonpig Group PLC	1,414,723	5,243,360
Ω	On the Beach Group PLC	645,750	1,633,320
	Pearson PLC (PSON LN)	35,229	594,477
	Persimmon PLC	1,710,253	25,671,198
	Pets at Home Group PLC	2,409,693	6,879,107
*	Playtech PLC	1,425,596	7,293,994
	PPHE Hotel Group Ltd.	43,589	924,198
	Rank Group PLC	328,573	427,826
	Smiths News PLC	363,558	358,810
	SSP Group PLC	2,974,718	7,998,360
	Taylor Wimpey PLC	11,461,814	12,068,166
#*	THG PLC	249,815	102,248
	Topps Tiles PLC	96,699	46,105
*Ω	Trainline PLC	1,592,671	5,084,959
	Vertu Motors PLC	1,535,509	1,691,149
	Victorian Plumbing Group PLC	25,510	26,357
#*	Vistry Group PLC	828,025	3,277,635

The United Kingdom Small Company Series
CONTINUED
		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
*Ω	Watches of Switzerland Group PLC	1,061,701	$10,486,649
	WH Smith PLC	120,239	703,686
	Whitbread PLC	881,324	29,857,553
	Wickes Group PLC	1,473,646	3,936,604
	Young & Co.'s Brewery PLC (YNGA LN), Class A	130,295	1,611,174
	Young & Co.'s Brewery PLC (YNGN LN)	11,970	120,226
TOTAL CONSUMER DISCRETIONARY			421,194,042
CONSUMER STAPLES — (3.7%)
	AEP Plantations PLC	1,283,930	3,108,911
	AG Barr PLC	544,164	4,783,587
#	C&C Group PLC	1,194,748	1,636,943
	Cranswick PLC	332,030	23,905,382
#	Fevara PLC	141,570	245,156
	Greencore Group PLC	829,558	108,655
	Greencore Group PLC GNC LN	2,948,205	10,344,511
	Hilton Food Group PLC	93,387	751,382
	McBride PLC	872,470	1,905,860
	MP Evans Group PLC	42,442	931,069
	Nichols PLC	12,744	181,256
*	Ocado Group PLC	2,502,759	7,153,650
	Premier Foods PLC	4,083,009	10,715,099
	PZ Cussons PLC	292,728	436,454
	Tate & Lyle PLC	949,076	7,072,404
TOTAL CONSUMER STAPLES			73,280,319
ENERGY — (3.6%)
*	Afentra PLC	395,240	329,858
*	Capricorn Energy PLC	279,929	1,381,861
	DCC Energy PLC	375,670	32,121,951
#	Diversified Energy Co. DEC LN	80,890	1,074,663
	Energean PLC	582,341	5,990,511
	EnQuest PLC	9,153,790	2,925,492
*	Genel Energy PLC	693,493	470,898
	Gulf Keystone Petroleum Ltd.	1,412,541	3,236,346
*	Gulf Marine Services PLC	363,413	90,285
	Harbour Energy PLC	3,695,720	11,988,540
	Hunting PLC	723,817	4,321,286
	Ithaca Energy PLC	1,078,153	3,520,806
#*	Pantheon Resources PLC	958,138	155,720
	Pharos Energy PLC	1,305,299	554,764
	Serica Energy PLC	1,296,273	4,110,513
*	Tullow Oil PLC	5,842	1,202
TOTAL ENERGY			72,274,696
		Shares	Value»
FINANCIALS — (23.1%)
	Aberdeen Group PLC	9,016,865	$29,350,538
	AJ Bell PLC	1,506,708	11,914,598
	Ashmore Group PLC	2,398,130	6,672,134
Ω	Bridgepoint Group PLC	1,098,326	4,746,855
	Brooks Macdonald Group PLC	1,612	30,805
#	Burford Capital Ltd.	602,526	2,450,683
	Chesnara PLC	1,249,322	5,816,916
*	Close Brothers Group PLC	312,897	1,796,022
Ω	CMC Markets PLC	442,584	3,997,040
	Conduit Holdings Ltd.	394,716	2,310,789
	Foresight Group Holdings Ltd.	323,176	2,019,581
*Ω	Funding Circle Holdings PLC	472,242	1,405,025
*	Georgia Capital PLC	122,695	6,560,476
	Hiscox Ltd.	1,642,719	40,105,157
	ICG PLC	1,287,760	32,879,018
	IG Group Holdings PLC	1,925,311	37,939,471
	Impax Asset Management Group PLC	7,815	11,567
	IntegraFin Holdings PLC	681,224	3,389,403
	International Personal Finance PLC	1,191,113	4,012,101
	Investec PLC	1,688,572	14,778,692
*	IP Group PLC	5,060,532	4,290,373
	Jupiter Fund Management PLC	2,029,157	4,307,769
	Lancashire Holdings Ltd.	1,244,709	10,110,305
	Lion Finance Group PLC	258,093	40,541,540
	Liontrust Asset Management PLC	96,030	366,600
	London Investment Group PLC	887	5,674
	Man Group PLC	6,302,934	25,807,696
*	Metro Bank Holdings PLC	1,270,149	3,033,645
	Mortgage Advice Bureau Holdings PLC	120,515	842,673
	Ninety One PLC	1,470,728	4,237,826
	OSB Group PLC	1,870,783	14,083,194
	Paragon Banking Group PLC	1,682,949	19,069,127
#	PayPoint PLC	175,065	1,461,354
	Plus500 Ltd.	515,168	27,057,731
	Polar Capital Holdings PLC	453,779	4,748,352
	Pollen Street Group Ltd.	87,683	1,013,713

The United Kingdom Small Company Series
CONTINUED
		Shares	Value»
FINANCIALS — (Continued)
Ω	Quilter PLC	6,744,292	$17,621,546
	Rathbones Group PLC	275,992	6,209,421
	S&U PLC	32,298	848,495
Ω	Sabre Insurance Group PLC	682,560	1,689,129
*	Saga PLC	677,211	6,149,434
	Secure Trust Bank PLC	45,715	977,642
	St. James's Place PLC	1,223,323	17,382,061
	Tatton Asset Management PLC	1,575	15,107
	TBC Bank Group PLC	205,184	13,324,173
	TP ICAP Group PLC	4,121,116	19,033,836
*	Vanquis Banking Group PLC	506,688	535,940
	WAG Payment Solutions PLC	22,048	32,805
	Waterloo Investment Holdings Ltd.	4,000	1,400
	XPS Pensions Group PLC	888,650	3,972,257
TOTAL FINANCIALS			460,957,689
HEALTH CARE — (2.8%)
	Advanced Medical Solutions Group PLC	1,058,685	4,020,127
Ω	Convatec Group PLC	8,542,731	25,813,330
	CVS Group PLC	365,951	6,183,859
#*	EKF Diagnostics Holdings PLC	79,384	27,384
	Hikma Pharmaceuticals PLC	660,101	14,091,741
Ω	Integrated Diagnostics Holdings PLC	1,220,599	673,737
#*	Oxford Nanopore Technologies PLC	306,233	470,027
#*	PureTech Health PLC (PRTC LN)	776,420	1,249,826
Ω	Spire Healthcare Group PLC	1,353,517	4,265,772
TOTAL HEALTH CARE			56,795,803
INDUSTRIALS — (23.2%)
#	Ashtead Technology Holdings PLC	78,692	434,752
	Babcock International Group PLC	1,796,495	27,271,751
	Balfour Beatty PLC	2,442,908	28,478,773
	Bodycote PLC	1,087,943	10,619,088
#	Braemar PLC	75,657	233,687
	BRCK Group PLC	47,241	32,650
#*	Capita PLC	101,991	354,245
	Chemring Group PLC	703,628	5,608,659
		Shares	Value»
INDUSTRIALS — (Continued)
	Clarkson PLC	141,886	$9,059,579
	Costain Group PLC	1,288,548	3,675,020
	DiscoverIE Group PLC	487,755	5,158,801
	easyJet PLC	966,101	8,224,924
#	Fintel PLC	6,561	17,493
	Firstgroup PLC	3,339,569	8,348,241
	FW Thorpe PLC	2,919	9,963
	Galliford Try Holdings PLC	654,867	5,204,562
	Genuit Group PLC	1,419,878	5,222,215
#	Goodwin PLC	5,103	1,197,618
	Grafton Group PLC, CDI	1,374,546	17,985,758
	Hargreaves Services PLC	8,898	95,628
	Hays PLC	1,416,497	1,081,634
	Howden Joinery Group PLC	2,797,559	29,809,639
	IMI PLC	535,172	21,266,947
*††	Industrial & Commercial Bank of China Ltd.	5,000	0
*	James Fisher & Sons PLC	184,515	1,105,830
#	James Halstead PLC	283,518	457,796
	JET2 PLC	813,756	16,888,752
	Johnson Service Group PLC	1,777,434	3,620,549
	Keller Group PLC	482,853	19,735,154
	Kier Group PLC	2,095,016	6,823,326
Ω	Luceco PLC	398,390	1,150,924
	Macfarlane Group PLC	50,173	49,580
	Mears Group PLC	775,299	4,501,124
	Melrose Industries PLC	2,389,662	14,699,473
	Mitie Group PLC	6,584,223	18,457,871
	Morgan Advanced Materials PLC	1,569,793	4,784,624
	Morgan Sindall Group PLC	262,706	15,808,192
	Norcros PLC	221,037	944,189
	Pagegroup PLC	448,086	1,101,347
	Porvair PLC	9,952	114,005
	QinetiQ Group PLC	2,761,415	18,905,598
	Renew Holdings PLC	320,509	3,914,767
*	Robert Walters PLC	296,084	448,011
	Rotork PLC	4,112,554	27,093,093
	RS Group PLC	2,405,018	22,900,270
#	RWS Holdings PLC	683,581	889,172
	Senior PLC	2,191,421	8,564,776
	Serco Group PLC	5,604,633	18,284,390
*	Severfield PLC	33,230	16,535
*	SIG PLC	6,827	808
	Speedy Hire PLC	1,502,189	383,902
	Spirax Group PLC	195,130	18,294,792
	SThree PLC	246,983	849,309
	Travis Perkins PLC	1,062,374	7,959,604

The United Kingdom Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
	Trifast PLC	517,883	$565,633
	Vesuvius PLC	1,150,774	5,755,043
	Volex PLC	814,113	5,610,328
	Volution Group PLC	1,070,785	9,035,327
	Vp PLC	153,784	999,254
#	Wilmington PLC	303,920	1,168,610
*	XP Power Ltd.	58,327	1,271,569
	Zigup PLC	1,377,758	8,625,994
TOTAL INDUSTRIALS			461,171,148
INFORMATION TECHNOLOGY — (3.4%)
*	Accesso Technology Group PLC	28,799	123,782
Ω	Alfa Financial Software Holdings PLC	211,288	468,269
#	Bytes Technology Group PLC (BYIT LN)	1,051,493	5,719,079
	Computacenter PLC	433,414	26,846,879
	dotdigital group PLC	122,695	85,438
	FDM Group Holdings PLC	64,171	107,115
	GB Group PLC	1,340,798	3,991,672
	Gooch & Housego PLC	22,228	365,780
#*	IQE PLC	2,903,015	1,543,751
	Kainos Group PLC	457,630	5,383,086
#	Midwich Group PLC	25,107	49,785
#	NCC Group PLC	1,278,737	2,437,329
#*	Pinewood Technologies Group PLC	176,188	1,020,459
*	RM PLC	33,750	46,359
	Softcat PLC	652,004	17,108,836
*	Strix Group PLC	160,367	77,857
*	TT Electronics PLC	734,422	1,261,891
*	Xaar PLC	343,444	553,809
TOTAL INFORMATION TECHNOLOGY			67,191,176
MATERIALS — (8.5%)
*	Accsys Technologies PLC	9,505	9,133
*	AltynGold PLC	5,923	65,960
	Atalaya Mining Copper SA	602,928	7,271,751
	Breedon Group PLC	1,490,524	6,673,805
	Capital Ltd.	77,574	102,521
	Castings PLC	172,431	682,467
	Central Asia Metals PLC	1,341,193	2,661,850
	Croda International PLC	608,245	26,332,480
		Shares	Value»
MATERIALS — (Continued)
	Ecora Royalties PLC	982,841	$1,845,792
	Elementis PLC	3,927,508	9,467,361
	Essentra PLC	942,036	1,324,296
Ω	Forterra PLC	1,060,490	2,003,652
	Hill & Smith PLC	502,644	19,404,872
	Hochschild Mining PLC	2,443,431	14,346,352
Ω	Ibstock PLC	157,703	198,206
	International Paper Co.	46,217	1,908,242
	Johnson Matthey PLC	882,547	23,841,570
	Marshalls PLC	445,071	966,676
#	Mondi PLC	1,996,545	24,072,274
#	Pan African Resources PLC	10,894,482	13,625,073
	RHI Magnesita NV	52,026	1,982,488
*	SigmaRoc PLC	3,223,416	5,365,990
#*	Synthomer PLC	17,064	20,412
	Victrex PLC	377,916	3,987,554
	Zotefoams PLC	153,860	954,159
TOTAL MATERIALS			169,114,936
REAL ESTATE — (1.2%)
	Foxtons Group PLC	1,312,825	693,308
	Grainger PLC	520,797	1,228,958
	Harworth Group PLC	238,794	419,894
	Helical PLC	27,059	72,464
	International Workplace Group PLC	3,877,375	10,340,945
	LSL Property Services PLC	320,134	1,055,964
	Savills PLC	802,244	9,955,942
*	Watkin Jones PLC	131,807	31,755
TOTAL REAL ESTATE			23,799,230
UTILITIES — (1.8%)
	Drax Group PLC	1,792,797	17,841,517
	Pennon Group PLC	2,321,469	14,460,611
	Telecom Plus PLC	355,899	4,078,104
TOTAL UTILITIES			36,380,232
TOTAL COMMON STOCKS Cost ($1,357,860,649)			1,942,947,273

			Value†
SECURITIES LENDING COLLATERAL — (2.4%)
@§	The DFA Short Term Investment Fund	4,107,612	47,512,750
TOTAL INVESTMENTS — (100.0%)
(Cost $1,405,367,736)^^			$1,990,460,023

The United Kingdom Small Company Series
CONTINUED
As of July 31, 2026, the value of Rule 144A securities amounted to $104,608,611 or 5.3% of net assets.
Summary of the Series' investments as of July 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	—	$100,786,416	$1,586	$100,788,002
Consumer Discretionary	—	421,194,042	—	421,194,042
Consumer Staples	—	73,280,319	—	73,280,319
Energy	—	72,274,696	—	72,274,696
Financials	—	460,957,689	—	460,957,689
Health Care	—	56,795,803	—	56,795,803
Industrials	—	461,171,148	—	461,171,148
Information Technology	—	67,191,176	—	67,191,176
Materials	—	169,114,936	—	169,114,936
Real Estate	—	23,799,230	—	23,799,230
Utilities	—	36,380,232	—	36,380,232
Securities Lending Collateral	—	47,512,750	—	47,512,750
Total Investments in Securities	—	$1,990,458,437	$1,586˂˃	$1,990,460,023

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The Continental Small Company Series
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)

		Shares	Value»
COMMON STOCKS — (92.7%)
AUSTRIA — (4.0%)
	Agrana Beteiligungs AG	49,076	$642,383
	ANDRITZ AG	311,663	29,357,959
*	AT&S Austria Technologie & Systemtechnik AG	124,452	19,058,733
Ω	BAWAG Group AG	466,884	94,681,988
#	CA Immobilien Anlagen AG	158,218	4,421,447
#*	CPI Europe AG	130,724	2,345,163
	DO & Co. AG	41,737	9,745,812
*	Eurotelesites AG	289,656	1,509,807
	EVN AG	232,002	7,860,706
	FACC AG	97,572	1,869,780
	Frequentis AG	174	14,848
*	Immofinanz AG (IIA AV)	681,827	0
	Josef Manner & Comp AG	870	101,386
*	Kapsch TrafficCom AG	3,508	18,981
#*	Lenzing AG	27,748	753,945
	Mayr Melnhof Karton AG	49,317	4,727,688
#	Oberbank AG	44,385	4,250,756
#	Oesterreichische Post AG	129,238	4,855,871
	Palfinger AG	77,895	2,633,473
	POLYTEC Holding AG	37,511	202,575
	Porr AG	89,819	3,900,881
#	SBO AG	32,294	1,095,588
*	Semperit AG Holding	15,786	0
	Strabag SE (STR AV), Class BR	64,220	6,198,373
	Telekom Austria AG	1,067,703	12,510,678
*	UBM Development AG	616	12,076
	UNIQA Insurance Group AG	776,594	16,162,146
	Vienna Insurance Group AG Wiener Versicherung Gruppe	272,951	22,368,235
	voestalpine AG	537,157	27,980,621
#	Wienerberger AG	569,008	14,004,645
	Zumtobel Group AG	1,477	6,874
TOTAL AUSTRIA			293,293,418
BELGIUM — (3.5%)
	Ackermans & van Haaren NV	152,497	47,328,677
		Shares	Value»
BELGIUM — (Continued)
	Ageas SA	19,699	$1,630,232
*	AGFA-Gevaert NV	195,656	86,816
*	Atenor	28,737	49,538
	Azelis Group NV	371	4,845
	Barco NV	377,409	3,419,550
	Bekaert SA	218,463	10,039,818
#*††	Biocartis Group NV	357,370	0
*	bpost SA	78,372	135,823
	Cie d'Entreprises CFE	49,898	683,357
*	CMB Tech NV	23,124	373,684
	Colruyt Group NV	217,821	9,765,019
	Deceuninck NV	414,826	1,048,334
	Deme Group NV	48,230	9,201,329
#	D'ieteren Group	82,977	17,126,873
	Econocom Group SA NV	509,837	844,829
#	EVS Broadcast Equipment SA	69,289	2,205,697
#	Fagron	351,158	9,379,666
	Gimv NV	164,858	8,489,114
*	Immobel SA	237	5,864
#	Ion Beam Applications	101,113	1,846,601
#	Jensen-Group NV	20,961	2,049,902
#	Kinepolis Group NV	90,123	4,202,725
*	Lakefront Biotherapeutics NV (LKFT BB)	207,806	5,717,607
*	Lakefront Biotherapeutics NV (LKFT NA)	44,496	1,220,620
#	Lotus Bakeries NV	2,046	26,242,412
	Melexis NV	93,363	7,331,244
#*	Ontex Group NV	14,417	38,403
*	Onward Medical NV	92,037	247,279
	Proximus SADP	586,573	4,344,582
#	Recticel SA	268,765	3,840,142
	Sipef NV	38,744	4,045,806
	Solvay SA	315,984	9,684,731
#	Syensqo SA	262,908	23,387,561
#	Tessenderlo Group SA	123,450	3,039,934
	Umicore SA	651,580	16,263,352
	Van de Velde NV	32,510	1,133,189
#	VGP NV	51,670	5,034,660
	Viohalco SA	498,361	10,175,039
TOTAL BELGIUM			251,664,854
DENMARK — (5.4%)
#	AL Sydbank	298,732	28,766,046
#	ALK-Abello AS	723,900	24,759,106
	Alm Brand AS	5,389,801	14,174,595
#	Ambu AS, Class B	604,012	6,751,051

The Continental Small Company Series
CONTINUED
		Shares	Value»
DENMARK — (Continued)
*	Bang & Olufsen AS	179,255	$257,662
*	Bavarian Nordic AS	273,377	7,493,757
#	cBrain AS	2,925	22,416
	Chemometec AS	12,429	829,545
#	Columbus AS	339,166	518,901
	D/S Norden AS	147,651	7,688,644
*	Demant AS	127,510	5,519,128
*	Dfds AS	138,502	2,656,675
	Djurslands Bank AS	6,307	1,043,127
	FLSmidth & Co. AS	224,017	16,810,901
#	Fluegger Group AS	3,099	208,590
#	Foroya Banki P	10,800	474,929
#*	GN Store Nord AS	362,064	5,462,386
#	GronlandsBANKEN AS	1,125	192,276
*	Gubra AS	2,336	139,583
	H Lundbeck AS (HLUNA DC), Class A	78,578	436,692
	H Lundbeck AS (HLUNB DC)	1,255,143	8,030,201
#*	H&H International AS, Class B	79,154	1,264,503
#	Harboes Bryggeri AS, Class B	5,094	91,349
	ISS AS	740,755	32,831,238
	Jeudan AS	41,940	1,325,553
	Jyske Bank AS	214,031	33,972,112
#	Laan & Spar Bank AS	4,895	1,053,993
#	Matas AS	243,336	3,390,885
	MT Hoejgaard Holding AS	452	18,458
#*Ω	Netcompany Group AS	206,001	10,281,054
*	NKT AS	272,775	37,230,363
#*Ω	NNIT AS	2,890	16,970
#*	NTG Nordic Transport Group AS, Class A	19,315	758,214
	Pandora AS	99,817	12,499,935
	Parken Sport & Entertainment AS	4,695	146,669
	Per Aarsleff Holding AS	123,143	13,715,836
	Ringkjoebing Landbobank AS	178,454	47,951,919
	Rockwool AS ROCKA DC, Class A	44,921	1,513,237
#	Rockwool AS ROCKB DC, Class B	357,485	11,422,014
#	Royal Unibrew AS	274,075	20,560,027
*	RTX AS	37,200	553,089
Ω	Scandinavian Tobacco Group AS, Class A	140,072	1,554,906
	Schouw & Co. AS	84,727	8,105,834
	SJF Bank AS	21,783	1,406,837
#*	Solar AS, Class B	3,956	133,634
	SP Group AS	12,865	943,254
	TCM Group AS	71	777
		Shares	Value»
DENMARK — (Continued)
#	Tivoli AS	10,004	$970,787
	TORM PLC, Class A	206,976	6,310,541
	UIE PLC	102,040	5,739,242
*	Zealand Pharma AS	147,555	6,936,453
TOTAL DENMARK			394,935,894
FINLAND — (5.6%)
#	Aktia Bank OYJ	329,414	4,562,708
#	Alandsbanken Abp, Class B	23,036	1,162,607
	Alma Media OYJ	135,302	2,118,074
	Anora Group OYJ	24,294	102,040
#	Apetit OYJ	11,567	168,324
	Aspo OYJ	114,344	829,314
	Atria OYJ	98,413	1,779,725
#	Bittium OYJ	192,809	6,344,527
	Digia OYJ	83,872	579,809
#	Elisa OYJ	538,930	21,734,395
Ω	Enento Group OYJ	39,028	682,004
#*	Exel Composites OYJ	4,667	60,650
	Finnair OYJ	622,533	3,457,402
#	Fiskars OYJ Abp	217,678	3,261,392
	F-Secure OYJ	600,789	1,281,688
	Gofore OYJ	574	6,986
#	Harvia OYJ	46,603	2,223,349
	Hiab OYJ	271,845	18,473,851
	HKFoods OYJ	2,489	4,674
	Huhtamaki OYJ	515,675	18,390,540
	Kalmar OYJ, Class B	271,845	12,088,607
	Kemira OYJ	639,975	12,561,344
#*	Kempower OYJ	3,147	37,327
	Kesko OYJ (KESKOA FH), Class A	101,011	2,465,365
#	Kesko OYJ (KESKOB FH), Class B	1,121,254	27,938,649
	Konecranes OYJ	1,301,382	40,597,605
#	Lassila & Tikanoja OYJ	31,429	243,807
#*	Lindex Group OYJ	58,500	154,288
	Lumo Kodit OYJ	37,879	344,107
	Luotea PLC	37,885	83,419
	Mandatum OYJ	1,893,118	12,970,086
	Marimekko OYJ	69,773	849,125
#*	Metsa Board OYJ (METSB FH), Class B	990,450	3,358,148
	Metso OYJ	1,117,240	20,912,730
#	Nokian Renkaat OYJ	494,557	8,703,188
	Olvi OYJ, Class A	95,777	3,658,658
#	Oma Saastopankki OYJ	18,766	366,697
#	Oriola OYJ (OKDBV FH), Class B	21,017	21,725
	Orion OYJ (ORNBV FH), Class B	600,779	56,165,121
	Outokumpu OYJ	1,665,419	10,029,543
	Pihlajalinna OYJ	29,781	352,852
	Ponsse OYJ	69,648	1,873,311

The Continental Small Company Series
CONTINUED
		Shares	Value»
FINLAND — (Continued)
	Puuilo OYJ	234,807	$4,634,810
#*	QT Group OYJ	54,468	1,580,606
	Raisio OYJ, Class V	643,272	1,912,314
#	Raute OYJ, Class A	648	11,375
#*	Revenio Group OYJ	121,831	1,717,306
	Sampo OYJ, Class A	1,831,002	20,166,784
	Sanoma OYJ	452,468	4,620,036
	Scanfil OYJ	5,023	66,537
	Stora Enso OYJ, Class R	2,310,324	26,567,714
	Taaleri PLC	25,782	215,471
	Talenom OYJ	386	531
	Teleste OYJ	9,689	37,125
#Ω	Terveystalo OYJ	285,815	2,492,797
#	Tieto OYJ	456,485	9,770,715
#	Tokmanni Group Corp.	274,000	2,309,243
	UPM-Kymmene OYJ	83,689	2,276,825
	Vaisala OYJ, Class A	125,505	7,958,756
#	Valmet OYJ	658,694	19,861,490
#	Verkkokauppa.com OYJ	13,725	55,747
	Viking Line Abp	11,073	263,928
*	YIT OYJ	199,152	672,987
TOTAL FINLAND			410,192,858
FRANCE — (13.4%)
*	74Software SA	35,962	1,576,791
	ABC arbitrage	111,168	664,369
	Accor SA	932,247	48,482,493
#	Aeroports de Paris SA	92,997	12,889,901
*	Air France-KLM	213,395	2,980,503
	AKWEL SADIR	26,526	201,955
*	Alstom SA	1,943,090	35,997,535
	Altamir	136,094	3,768,185
	Alten SA	143,046	12,439,738
*Ω	Aramis Group SAS	6,401	28,850
	Arkema SA	285,596	19,452,687
#	Assystem SA	21,195	1,026,174
	Aubay	22,789	1,456,220
Ω	Ayvens SA	1,167,865	15,740,155
#*	Bastide le Confort Medical	10,349	279,486
#	Beneteau SACA	17,992	125,109
	BioMerieux	103,684	8,264,443
	Boiron SA	28,677	907,841
	Bollore SE	63,254	282,486
#	Bonduelle SCA	15,405	163,020
*††	Bourbon Corp. SA	28,851	0
	Bureau Veritas SA	433,570	13,869,916
	Carrefour SA	2,512,611	46,111,379
*	Cegedim SA	1,720	19,979
	Cie des Alpes	127,746	3,009,758
*	Clariane SE	596,044	2,748,938
	Coface SA	734,846	13,412,421
	Derichebourg SA	647,148	6,967,209
	Edenred SE	1,044,418	34,387,217
		Shares	Value»
FRANCE — (Continued)
	Eiffage SA	117,246	$16,664,122
	Electricite de Strasbourg SA	21,112	3,978,312
#Ω	Elior Group SA	415,616	1,018,157
	Elis SA	1,174,130	33,678,622
*	Emeis SA	305,467	5,156,136
#	Equasens	14,150	534,550
#*	Eramet SA	29,462	1,470,691
	Etablissements Maurel et Prom SA	393,670	3,703,049
	Eurazeo SE	145,616	8,006,770
*	Euroapi SA	9,877	11,174
	Eurofins Scientific SE	522,592	41,211,992
#*	Eutelsat Communications SACA	440,819	1,042,696
	Exel Industries SA, Class A	3,353	75,873
	Exosens SAS	137,202	9,102,764
#	FDJ UNITED	374,136	9,466,381
*	Figeac Aero	8,614	108,765
	Fnac Darty SA	10,597	422,203
	Fnac Darty SA (FNAC FP)	5,234	208,588
*	Forvia SE (FRVIA FP)	790,287	8,164,415
*	Gaumont SA	10,715	1,277,861
	Gaztransport Et Technigaz SA	183,988	41,584,817
	GEA	1,870	161,774
#	Getlink SE	331,841	7,079,076
	GL Events SACA	55,367	2,014,906
	Groupe Crit SA	22,324	1,378,879
	Groupe SFPI	21,754	52,328
#*	Guerbet	6,930	64,490
*	Haulotte Group SA	9,331	23,366
*	ID Logistics Group SACA	19,138	7,972,079
	Imerys SA	38,916	1,059,612
	Infotel SA	1,606	77,705
	Interparfums SA	94,546	2,683,818
	Ipsen SA	98,626	19,057,051
	IPSOS SA	252,618	10,436,850
	Jacquet Metals SACA	82,260	2,013,131
	JCDecaux SE	342,143	8,963,161
	Kaufman & Broad SA	55,481	1,624,664
	Laurent-Perrier	14,168	1,405,806
#	Lectra	56,915	1,350,582
#	Linedata Services	3,353	170,767
	LISI SA	22,404	1,645,453
	LNA Sante SA	26,445	1,059,844
	Lumibird	7,539	231,262
	Maison Pommery & Associes SA	1,464	19,167
#*Ω	Maisons du Monde SA	21,997	4,195
	Manitou BF SA	52,223	1,333,374
	Mersen SA	121,435	5,230,907

The Continental Small Company Series
CONTINUED
		Shares	Value»
FRANCE — (Continued)
#	Metropole Television SA	109,329	$1,529,467
	Neurones	6,767	297,642
	Nexans SA	195,817	29,827,107
#*	Nexity SA	193,548	1,580,821
	North Atlantic Energies	7,018	540,436
	NRJ Group	61,924	482,433
#	Oeneo SA	91,324	964,807
	Opmobility	294,236	4,369,353
*	OSE Immuno	13,656	50,601
*	OVH Groupe SA	12,495	217,062
*	Pierre Et Vacances SA	510,660	1,105,553
#	Planisware SA	45,007	1,204,399
	Pluxee NV	41,494	681,206
	Quadient SA	37,231	583,454
#	Remy Cointreau SA	85,727	4,788,593
	Renault SA	863,745	27,273,835
	Rexel SA	1,211,850	50,286,556
	Robertet SA	3,320	3,056,412
	Rubis SCA	421,748	16,303,752
	Samse SACA	7,930	1,080,048
	Savencia SA	34,499	2,523,788
	SCOR SE	796,015	31,491,266
	SEB SA	16,273	1,096,055
#	Seche Environnement SACA	21,449	2,009,393
	SES SA	1,782,982	11,836,871
*Ω	SMCP SA	114,605	882,768
	Societe BIC SA	71,060	5,571,507
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	37,570	6,075,946
	Societe LDC SADIR	12,753	1,681,987
	Sodexo SA	381,588	25,091,988
*	SOITEC	6,381	777,297
	Sopra Steria Group	82,550	17,522,226
	SPIE SA	813,922	43,773,322
	Stef SA	25,963	4,064,372
#	Sword Group	39,003	1,411,844
	Synergie SE	67,764	2,304,173
	Technip Energies NV	676,292	23,390,722
	Teleperformance SE	132,221	10,519,505
#	Television Francaise 1 SA	280,190	2,296,920
	TFF Group	9,478	164,681
#	Thermador Groupe	39,148	3,421,547
#	Tikehau Capital SCA	42,726	783,395
	Trigano SA	46,567	8,134,278
	Valeo SE	974,627	16,862,887
*	Vallourec SACA	978,744	23,598,586
	Vetoquinol SA	14,745	1,241,588
	Vicat SACA	100,090	7,577,151
	VIEL & Cie SA	156,945	3,431,215
	Virbac SACA	15,989	6,226,225
*	Viridien	35,077	3,771,818
	Vivendi SE	2,927,179	5,402,068
		Shares	Value»
FRANCE — (Continued)
#*	Voltalia SA	97,472	$786,888
#	Vusion	3	451
#	Wavestone	18,620	698,057
*Ω	X-Fab Silicon Foundries SE	213,304	1,596,814
TOTAL FRANCE			975,500,079
GERMANY — (14.0%)
	1&1 AG	218,379	4,989,208
*	7C Solarparken AG	108,811	213,769
	Adesso SE	6,452	436,761
	Adtran Networks SE	2,822	75,502
#	AIXTRON SE	169,512	7,150,215
	All for One Group SE	1,746	136,621
#	Allgeier SE	46,734	900,147
	Alzchem Group AG	31,435	5,602,533
*	Amadeus Fire AG	172	4,427
	Aroundtown SA	4,627,946	11,641,073
#	Atoss Software SE	32,359	3,152,433
Ω	Aumann AG	3,454	55,413
*	Aumovio SE	236,497	10,919,786
	Aurubis AG	158,734	33,401,093
#*	Auto1 Group SE	114,727	3,012,841
	Basler AG	33,574	970,548
	Bechtle AG	419,752	17,577,475
Ω	Befesa SA	160,588	6,475,950
#*	Bertrandt AG	10,894	111,495
#	Bijou Brigitte AG	14,717	816,069
	Bilfinger SE	202,930	19,407,400
#	Borussia Dortmund GmbH & Co. KGaA	343,093	1,200,246
*	BRANICKS Group AG	214,455	233,131
#	Brenntag SE	540,534	38,116,556
*Ω	Brockhaus Technologies AG	163	3,837
#	CANCOM SE (COK GR)	155,928	4,311,661
#	Carl Zeiss Meditec AG	15,419	543,327
*	Ceconomy AG	536,475	2,631,657
*	CENIT AG	27,952	214,155
	Cewe Stiftung & Co. KGaA	45,539	5,043,725
#	CTS Eventim AG & Co. KGaA	210,912	14,230,401
#	Data Modul AG Produktion Und Vertrieb Von Elektronischen Systemen	11,455	365,200
	Dermapharm Holding SE DMP GR	10,397	491,701
#	Deutsche Beteiligungs AG	79,253	1,938,191
	Deutsche EuroShop AG	3,167	67,344

The Continental Small Company Series
CONTINUED
		Shares	Value»
GERMANY — (Continued)
#*Ω	Deutsche Pfandbriefbank AG	92,351	$364,839
	Deutsche Wohnen SE	22,773	486,356
#	Deutz AG	612,047	6,983,520
#	Douglas AG	13,679	127,163
	Draegerwerk AG & Co. KGaA	17,892	1,722,810
	Duerr AG	250,685	5,176,098
Ω	DWS Group GmbH & Co. KGaA	155,991	13,157,618
	Eckert & Ziegler SE	273,195	4,298,436
	Elmos Semiconductor SE	46,195	7,806,182
	ElringKlinger AG	97,794	547,491
#	Energiekontor AG	7,476	295,465
	Evonik Industries AG	1,312,747	26,556,459
*	Evotec SE	6,914	27,195
	Fabasoft AG	2,747	42,317
#	Fielmann Group AG	106,026	4,969,569
	flatexDEGIRO SE	413,471	17,409,236
	Fraport AG Frankfurt Airport Services Worldwide	182,432	14,251,978
	Freenet AG	771,838	21,689,442
#	Fresenius Medical Care AG (FME GR)	920,630	47,248,423
	Friedrich Vorwerk Group SE	34,625	2,629,962
	FUCHS SE	126,009	5,030,335
	GEA Group AG	742,998	52,783,690
#	Gerresheimer AG	56,855	1,808,541
	Gesco SE	29,400	455,557
	GFT Technologies SE	119,509	3,153,452
	Grand City Properties SA	53,811	602,989
	Grenke AG	57,968	787,485
	Hawesko Holding SE	313	6,434
#*	Heidelberger Druckmaschinen AG	447,076	698,714
#	Hensoldt AG	341,581	31,377,248
*	Hoenle AG	14,291	130,179
*	HomeToGo SE	13,461	15,292
	Hornbach Holding AG & Co. KGaA	49,556	4,773,943
#*	Hugo Boss AG	224,995	9,833,267
	Indus Holding AG	64,449	2,362,798
#	Init Innovation in Traffic Systems SE	38,395	2,096,988
Ω	Instone Real Estate Group SE	77,675	688,492
#*	IONOS Group SE	247,562	9,024,499
	IVU Traffic Technologies AG	52,179	1,387,882
	Jenoptik AG	284,881	12,342,776
Ω	JOST Werke SE	71,061	4,753,201
#	K&S AG	1,019,967	17,107,944
		Shares	Value»
GERMANY — (Continued)
	KION Group AG	417,583	$18,896,663
*	Koenig & Bauer AG	29,441	311,270
	Kontron AG	258,677	6,684,546
	Krones AG	100,284	12,924,183
#	KSB SE & Co. KGaA	3,257	3,565,967
	KWS Saat SE & Co. KGaA	79,102	6,545,720
	Lanxess AG	190,586	3,640,485
	LEG Immobilien SE	447,829	26,886,979
#	Leifheit AG	30,967	470,312
#*	Medios AG	10,185	128,672
	MLP SE	321,566	2,868,778
	Multitude AG	1,042	6,245
#	Mutares SE & Co. KGaA	33,481	1,031,266
	Nagarro SE	45,656	4,034,310
	Nemetschek SE	44,125	2,974,233
#*	Nordex SE	717,889	32,075,034
#	Norma Group SE	93,606	1,973,732
#	Patrizia SE	266,851	2,243,043
	Pfeiffer Vacuum Technology AG	1,392	263,155
#	ProCredit Holding AG	9,266	87,777
#	ProSiebenSat.1 Media SE	108,295	453,170
#*	Puma SE (PUM GR)	511,821	16,327,019
*	PVA TePla AG	8,185	314,418
	PWO AG	6,791	178,323
*	Q Beyond Ag Konv Namens Aktien	6,261	25,418
	Qiagen NV QGEN US	257,668	10,667,455
#	Qiagen NV QIA GR	480,826	19,785,475
*	R Stahl AG	5,596	87,889
	Rational AG	22,826	17,771,335
#	RENK Group AG	395,261	21,935,597
#	RTL Group SA	160,044	5,991,525
#	SAF-Holland SE	234,830	5,870,523
	Salzgitter AG	149,624	8,964,094
#	Schaeffler AG	1,010,569	8,329,794
	Schloss Wachenheim AG	6,929	110,587
	Schott Pharma AG & Co. KGaA	85,102	2,161,500
Ω	Scout24 SE	289,220	24,795,873
#	Secunet Security Networks AG	8,108	1,678,149
*	SGL Carbon SE	43,097	186,914
#*	Siltronic AG	59,811	5,286,345
	Sixt SE	80,620	6,673,714
	Springer Nature AG & Co. KGaA	8,798	187,613
#	Stabilus SE	44,181	735,000
	STRATEC SE	578	13,085
	Stroeer SE & Co. KGaA	152,961	7,001,740
*	Suedzucker AG	366,146	4,783,826
	Surteco Group SE	32,819	320,015

The Continental Small Company Series
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	SUSS MicroTec SE	125,659	$10,878,150
#	Symrise AG	161,682	16,591,805
#	TAG Immobilien AG	1,237,198	19,769,640
*	Takkt AG	7,447	19,615
#	Technotrans SE	36,800	1,323,593
	thyssenkrupp AG	2,789,992	39,151,619
	TUI AG	2,420,643	21,082,081
	United Internet AG	435,652	11,901,192
*	Verbio SE	100,018	3,338,261
#	Vossloh AG	68,864	4,641,380
*	Wacker Chemie AG	68,780	7,044,738
	Wacker Neuson SE	216,450	5,467,434
	Washtec AG	64,402	2,896,836
*	Westwing Group SE	23,112	356,222
	Wuestenrot & Wuerttembergische AG	151,811	2,558,234
#*Ω	Zalando SE	1,102,745	35,966,239
	Zeal Network SE	16,152	809,148
TOTAL GERMANY			1,015,499,109
GREECE — (0.0%)
*††	Neorion Holdings SA	14,991	0
IRELAND — (1.1%)
	Cairn Homes PLC	2,673,686	7,527,200
	FBD Holdings PLC (FBD ID)	10,081	202,738
	FBD Holdings PLC (FBH LN)	125,459	2,531,778
	Glanbia PLC (GLB ID)	298,453	7,923,412
	Glanbia PLC (GLB LN)	700,613	18,720,672
*Ω	Glenveagh Properties PLC	1,624,652	4,490,926
	Irish Continental Group PLC (IR5B ID)	825,575	7,501,586
	Kerry Group PLC (KYGA ID), Class A	336,922	32,165,788
	Permanent TSB Group Holdings PLC	362,792	1,240,344
TOTAL IRELAND			82,304,444
ISRAEL — (2.0%)
#	Ackerstein Group Ltd.	74,808	224,023
	Afcon Holdings Ltd.	3,290	645,582
*	AFI Properties Ltd.	49,544	3,111,233
#	Africa Israel Residences Ltd.	25,671	1,820,536
*	Airport City Ltd.	34,497	621,452
*	Allot Ltd.	40,396	307,127
	Alrov Properties & Lodgings Ltd.	49,832	4,161,790
		Shares	Value»
ISRAEL — (Continued)
#	Altshuler Shaham Finance Ltd.	237,684	$496,902
#	Analyst IMS Investment Management Services Ltd.	20,130	949,889
#	Arad Ltd.	32,408	549,021
#*	Argo Properties NV	49,540	2,053,453
	Ari Real Estate Arena Investment Ltd.	8,453	12,567
#	Aryt Industries Ltd.	18,534	153,005
*	Ashdod Refinery Ltd.	22,197	850,825
#	Ashot -Ashkelon Industries Ltd.	1,580	39,764
#	AudioCodes Ltd. (AUDC IT)	22,455	209,749
	AudioCodes Ltd. (AUDC US)	2,946	28,223
#	Aura Investments Ltd.	190,997	997,625
#	Automatic Bank Services Ltd.	43,821	319,429
	Ayalon Holdings Ltd.	21,751	1,002,389
#	Azorim-Investment Development & Construction Co. Ltd.	507,009	2,387,586
*	Bet Shemesh Engines Holdings 1997 Ltd.	14,196	3,854,145
	Blue Square Real Estate Ltd.	36,793	3,867,161
	Carasso Motors Ltd.	146,621	1,465,985
*	Carasso Real Estate Ltd.	6,974	75,126
	Castro Model Ltd.	368	17,630
#	Cellcom Israel Ltd. (CEL IT)	400,449	4,320,797
*	Ceragon Networks Ltd.	266,244	577,750
*	Cielo-Blu Group Ltd.	40,237	39,411
*	Compugen Ltd.	15,482	34,833
#	Danel Adir Yeoshua Ltd.	19,454	2,735,916
	Danya Cebus Ltd.	21,206	814,174
#	Delek Automotive Systems Ltd.	59,013	326,784
	Delta Galil Ltd.	65,527	3,788,173
	Delta Israel Brands Ltd.	7,164	268,234
	Diplomat Holdings Ltd.	1,459	22,642
#	Direct Finance of Direct Group 2006 Ltd.	3,328	689,523
	Dor Alon Energy in Israel 1988 Ltd.	10,173	617,006
#*	Duniec Brothers Ltd.	9,250	761,687
#	El Al Israel Airlines	73,081	324,515

The Continental Small Company Series
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
#	Electra Consumer Products 1970 Ltd.	60,700	$1,426,950
*	Equital Ltd.	103,398	3,876,908
#	FMS Enterprises Migun Ltd.	19,186	1,215,960
	Formula Systems 1985 Ltd. (FORTY IT)	25,534	2,692,664
#	Fox Wizel Ltd.	36,475	3,615,329
*	Gilat Satellite Networks Ltd.	236,523	2,605,060
#	Hagag Group Real Estate Development	52,435	372,000
#	Hilan Ltd.	39,820	2,853,970
#	IDI Insurance Co. Ltd.	39,728	3,137,486
#*	IES Holdings Ltd.	4,045	1,011,296
	Ilex Medical Ltd.	1,064	17,419
#	Inrom Construction Industries Ltd.	446,649	3,569,474
*	Isracard Ltd.	639,854	2,236,739
#	Israel Canada TR Ltd.	239,069	1,221,230
#	Israel Shipyards Industries Ltd.	1,152	43,309
	Isras Investment Co. Ltd.	7,059	1,951,519
	Issta Ltd.	27,760	810,429
#	Kamada Ltd. (KMDA IT)	203,071	1,473,825
#	Kardan Real Estate Enterprise & Development Ltd.	61,338	100,810
	Kerur Holdings Ltd.	31,107	840,201
#	Klil Industries Ltd.	691	42,814
*	Kvutzat Acro Ltd.	39,149	525,526
	Lahav L.R. Real Estate Ltd.	151,055	555,980
#	Land Development Nimrodi Group Ltd.	101,969	1,329,987
#	Lapidoth Capital Ltd.	20,141	530,693
	Libra Insurance Co. Ltd.	76,810	543,606
	M Yochananof & Sons Ltd.	14,290	1,634,763
*	Malam-Team Holding Ltd.	1,914	84,297
	Matrix IT Ltd.	825	23,348
	Matrix IT Ltd. MTRX IT	57,701	1,634,974
	Max Stock Ltd.	351,397	4,007,337
	Mediterranean Towers Ltd.	379,849	1,866,628
	Mega Or Holdings Ltd.	10,017	1,626,942
	Meitav Investment House Ltd.	173,634	7,512,993
		Shares	Value»
ISRAEL — (Continued)
*	Meshek Energy Renewable Energies Ltd.	83,667	$305,844
#	Meshulam Levinstein Contracting & Engineering Ltd.	2,139	267,341
	Mivtach Shamir Holdings Ltd.	29,937	4,203,247
	Nawi Group Ltd.	66,672	1,003,091
*	Nayax Ltd.	4,862	329,962
	Neto Malinda Trading Ltd.	36,389	1,678,318
*	Neto ME Holdings Ltd.	5,517	397,023
	Oil Refineries Ltd.	9,630,292	6,143,071
	One Software Technologies Ltd.	109,081	2,338,920
*	OY Nofar Energy Ltd.	3,836	225,551
	Palram Industries 1990 Ltd.	5,775	77,642
	Partner Communications Co. Ltd.	27,534	338,588
*	Perion Network Ltd.	65,016	616,839
	Plasson Industries Ltd.	20,675	1,085,652
#	Prashkovsky Investments & Construction Ltd.	30,876	1,341,175
	Qualitau Ltd.	12,737	2,089,820
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	47,534	5,347,386
#	Rani Zim Shopping Centers Ltd.	26,927	41,549
#*	Retailors Ltd.	3,709	28,260
#	Scope Metals Group Ltd.	47,393	4,500,993
*	Shikun & Binui Soltec Renewable Energy	562,298	753,218
	Summit Real Estate Holdings Ltd.	219,049	3,578,240
	Suny Cellular Communication Ltd.	187,376	81,500
#*	Tadiran Group Ltd.	14,575	899,054
Ω	Tamar Petroleum Ltd.	81,235	793,943
*	TAT Technologies Ltd.	9,833	403,952
	Telsys Ltd.	6,583	745,765
*	Tera Light Ltd.	18,070	110,075
	Tiv Taam Holdings 1 Ltd.	128,172	483,519
*	Veridis Environment Ltd.	33,695	555,928
	Victory Supermarket Chain Ltd.	2,867	42,965

The Continental Small Company Series
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Villar International Ltd.	256	$14,507
	YD More Investments Ltd.	135,752	1,891,112
TOTAL ISRAEL			145,250,178
ITALY — (7.8%)
#	A2A SpA	8,218,896	21,469,251
#*	Abitare In SpA	1,909	6,056
#	ACEA SpA	245,241	5,959,195
#	Aeroporto Guglielmo Marconi Di Bologna SpA	6,180	69,106
*	Aquafil SpA	13,759	21,818
	Ariston Holding NV	105,483	442,368
	Arnoldo Mondadori Editore SpA	992,688	2,403,397
	Ascopiave SpA	432,784	1,346,347
#	Avio SpA	7,000	235,474
	Azimut Holding SpA	552,386	23,462,572
#	Banca Generali SpA	331,041	25,009,192
#	Banca IFIS SpA	151,338	2,576,936
#	Banca Profilo SpA	34,431	65,097
	Banco di Desio e della Brianza SpA	244,337	4,754,973
#*	Biesse SpA	3,007	17,586
	Brembo NV	611,990	7,493,815
#	Brunello Cucinelli SpA	180,266	18,383,574
#	Buzzi SpA	441,099	20,923,711
#	Cairo Communication SpA	349,136	944,860
	Cembre SpA	12,101	1,141,776
	Cementir Holding NV	344,436	6,016,642
*	CIR SpA-Compagnie Industriali	2,713,555	2,246,603
	Comer Industries SpA	384	22,279
	Credito Emiliano SpA	494,654	10,877,232
*	Cy4gate SpA	1,618	18,170
	d'Amico International Shipping SA	263,699	2,196,984
#	Danieli & C Officine Meccaniche SpA (DAN IM)	89,250	6,701,892
	Danieli & C Officine Meccaniche SpA (DANR IM)	152,878	7,860,186
#	Davide Campari-Milano NV	2,192,607	14,933,217
	De' Longhi SpA	268,477	12,602,129
#	DiaSorin SpA	15,394	1,274,394
*	Digital Bros SpA	931	13,743
#Ω	doValue SpA	279,358	745,320
#	Emak SpA	36,143	36,243
Ω	Enav SpA	918,806	5,365,861
	Equita Group SpA	65,811	446,296
	ERG SpA	217,086	5,510,694
		Shares	Value»
ITALY — (Continued)
	Esprinet SpA	164,535	$1,347,262
*	Eurotech SpA	8,533	11,591
#	Ferretti SpA	246,588	821,821
	Fiera Milano SpA	63,019	613,467
	Fila SpA	57,267	619,844
#*	Fincantieri SpA	41,085	645,811
#*††	Finmatica SpA	5,960	0
	FNM SpA	851,602	449,660
	Garofalo Health Care SpA	8,353	54,400
#	Gefran SpA	35,925	452,570
#*	Geox SpA	150,451	48,387
#	GPI SpA	24,149	382,640
#*Ω	GVS SpA	111,987	560,310
#	Hera SpA	4,283,801	18,699,648
#*	IMMSI SpA	997,787	607,635
	Industrie De Nora SpA	50,355	373,094
Ω	Infrastrutture Wireless Italiane SpA	23,915	177,436
#	Intercos SpA	148,083	2,284,526
#	Interpump Group SpA	309,550	12,461,604
	Iren SpA	3,483,285	10,130,070
	Italgas SpA	2,853,412	29,425,335
#	Italmobiliare SpA	79,015	2,380,090
	Iveco Group NV	73,748	1,182,513
*	Kruso Kapital SpA	5,797,003	116,363
	Lottomatica Group SpA	882,419	23,855,449
	LU-VE SpA	7,620	501,238
	Maire SpA	956,295	14,291,237
#*††	Mariella Burani Fashion Group SpA	22,744	0
#	MARR SpA	10,448	76,834
	MFE-MediaForEurope NV, Class A	590,200	1,818,534
#	MFE-MediaForEurope NV (MFEA IM), Class A	897,309	2,727,152
#	MFE-MediaForEurope NV (MFEB IM), Class B	316,964	1,287,962
#	Moltiply Group SpA	126,668	5,335,973
#*	NewPrinces SpA	34,769	643,704
#Ω	Nexi SpA	1,111,844	5,449,022
	Orsero SpA	44,851	834,009
Ω	OVS SpA	1,174,566	8,490,883
	Pharmanutra SpA	12,191	1,170,496
#	Piaggio & C SpA	794,675	1,782,392
Ω	Pirelli & C SpA	1,831,953	13,955,114
Ω	RAI Way SpA	505,631	2,710,666
	Recordati Industria Chimica e Farmaceutica SpA	399,312	23,786,618
	Reply SpA	123,280	15,644,463
#*	Revo Insurance SpA	2,728	81,015

The Continental Small Company Series
CONTINUED
		Shares	Value»
ITALY — (Continued)
#	Rizzoli Corriere Della Sera Mediagroup SpA	640,389	$685,596
	Sabaf SpA	30,147	430,137
*	Safilo Group SpA	720,270	1,374,791
#	Saipem SpA	6,833,779	33,153,714
*	Salvatore Ferragamo SpA	81,877	962,328
#	Sanlorenzo SpA	52,941	2,318,989
#*	Seco SpA	21,231	85,759
#*	Seri Industrial SpA	3,574	11,819
	Sesa SpA	52,658	5,624,562
*	Sogefi SpA	312,879	695,611
	SOL SpA	219,864	14,408,563
#	Tamburi Investment Partners SpA	746,636	8,035,615
Ω	Technogym SpA	756,838	11,841,084
*	Telecom Italia SpA	5,822,154	49,440,883
*	Tesmec SpA	225,748	87,147
#*	TREVI - Finanziaria Industriale SpA	85,094	449,815
	TXT e-solutions SpA	6,868	367,028
	Unipol Assicurazioni SpA	229,736	7,188,323
#	Webuild SpA	1,659,621	4,308,437
#	Wiit SpA	37,785	1,224,902
#	Zignago Vetro SpA	74,831	641,582
TOTAL ITALY			565,220,512
NETHERLANDS — (5.4%)
	Aalberts NV	623,215	30,865,432
	Acomo NV	87,055	2,388,648
	Aegon Ltd. (AEG US)	1,018,880	9,618,227
	Aegon Ltd. (AGN NA)	2,886,119	27,427,945
*	AFC Ajax NV	13,955	143,802
#	Akzo Nobel NV	664,487	46,542,333
	Allfunds Group PLC	1,312,909	13,403,384
#	AMG Critical Materials NV	181,968	6,229,030
	Aperam SA	213,747	11,290,715
#	Arcadis NV	455,920	21,456,374
*Ω	Basic-Fit NV	207,010	8,282,147
	BE Semiconductor Industries NV	5,616	1,287,855
#	Brunel International NV	97,045	839,142
	Corbion NV	302,641	6,613,907
Ω	CTP NV	483,752	8,741,194
*	Fastned BV	409	15,485
*	Flow Traders Ltd.	159,357	4,862,576
	ForFarmers NV	68,306	463,267
#	Fugro NV	345,442	3,376,825
	Havas NV	111,889	2,395,853
	IMCD NV	197,824	21,672,783
	Kendrion NV	56,984	1,256,100
	Koninklijke BAM Groep NV	1,911,457	25,633,747
		Shares	Value»
NETHERLANDS — (Continued)
	Koninklijke Heijmans NV	154,593	$16,723,649
	Koninklijke Vopak NV	381,357	21,588,490
#*	Magnum Ice Cream Co. NV MICC NA	1,096,260	20,486,797
#*	Magnum Ice Cream Co. NV MICC US	92,688	1,724,924
	Nedap NV	33,400	3,708,714
#*	Pharming Group NV	3,059,589	3,105,109
#	PostNL NV	253,699	263,256
#	Randstad NV	249,351	10,541,533
	SBM Offshore NV	631,474	23,582,962
Ω	Signify NV	466,426	7,972,428
#	Sligro Food Group NV	72,744	884,838
#	TKH Group NV	219,835	10,839,157
#*	TomTom NV	169,294	755,827
#	Van Lanschot Kempen NV	158,421	11,905,393
TOTAL NETHERLANDS			388,889,848
NORWAY — (1.5%)
	ABG Sundal Collier Holding ASA	1,828,593	1,389,868
	AF Gruppen ASA	45,608	912,765
	Akastor ASA	539,741	742,627
*	Aker BioMarine ASA	29,940	348,166
	Aker Solutions ASA	652,584	2,905,168
	Archer Ltd.	196,390	515,161
*	ArcticZymes Technologies ASA	6,194	12,907
	Arendals Fossekompani ASA	2,826	54,897
	Atea ASA	360,236	6,536,787
	Austevoll Seafood ASA	260,855	2,342,796
#*	Axactor ASA	39,859	20,489
	B2 Impact ASA	1,021,206	2,622,115
	Bluenord ASA	70,772	3,858,946
	Bonheur ASA	137,587	3,268,565
	Borregaard ASA	237,396	3,956,409
	Bouvet ASA	58,870	281,451
*	BW Energy Ltd.	102,636	563,804
	BW Offshore Ltd.	454,614	2,240,072
*	Circio Holding ASA	26,911	23,356
*	Cloudberry Clean Energy ASA	256,618	349,813
	DNO ASA	2,138,935	3,803,692
#*Ω	Elkem ASA	1,237,553	4,063,729
Ω	Elmera Group ASA	287,932	1,384,014
	Elopak ASA	208,375	800,182
	Endur ASA	11,695	142,442
*	Ensurge Micropower ASA	320,804	23,155
Ω	Entra ASA	97,711	1,091,835
Ω	Europris ASA	1,007,539	9,077,121
*	FLEX LNG Ltd. (FLNG NO)	98,098	3,061,657

The Continental Small Company Series
CONTINUED
		Shares	Value»
NORWAY — (Continued)
#	FLEX LNG Ltd. (FLNG US)	2,441	$76,184
#	Grieg Seafood ASA	163,102	520,305
#*	Hexagon Composites ASA	50,670	58,634
	Himalaya Shipping Ltd. HSHP NO	39,621	625,554
	Himalaya Shipping Ltd. HSHP US	24,256	381,062
Ω	Kid ASA	100,303	1,380,096
	Kitron ASA	898,370	8,218,334
Ω	Klaveness Combination Carriers ASA	91,610	971,589
*	Kongsberg Automotive ASA	3,225,232	738,325
#*	LINK Mobility Group Holding ASA	809,129	2,190,413
	Magnora ASA	144,176	340,780
	Medistim ASA	19,083	457,227
	MPC Container Ships ASA	1,125,490	2,892,958
Ω	Multiconsult ASA	10,301	164,567
#*	Napatech AS	111,034	452,582
*	Nekkar ASA	25,733	40,363
#*	NEL ASA	1,192,338	271,421
	Norbit ASA	88,258	1,637,705
#	Norconsult Norge AS	383,652	1,573,131
*Ω	Norske Skog ASA	108,781	462,591
*	Northern Ocean Ltd.	63,725	50,584
	Norwegian Air Shuttle ASA	842,208	1,162,240
*	NRC Group ASA	288,230	236,359
*	Nykode Therapeutics ASA	442,655	158,160
#	Odfjell Drilling Ltd.	80,138	771,876
	Odfjell SE, Class A	129,774	1,566,381
	Odfjell Technology Ltd.	107,420	659,813
*	OKEA ASA	80,538	292,428
Ω	Okeanis Eco Tankers Corp. ECO US	2,692	162,408
Ω	Okeanis Eco Tankers Corp. OET NO	44,427	2,699,826
*	Otello Corp. ASA	133,191	253,817
	Panoro Energy ASA	390,809	1,158,045
	Paratus Energy Services Ltd.	227,569	1,149,611
	Pareto Bank ASA	104,040	673,930
	Pexip Holding ASA	286,621	2,440,304
*	PhotoCure ASA	105,665	592,984
*Ω	poLight ASA	129,487	142,519
*	Reach Subsea ASA	19,435	10,594
	Rogaland Sparebank	788	12,489
*	Salmon Evolution ASA	98,754	42,173
	SATS ASA	562,883	2,486,421
*Ω	Scatec ASA	518,803	5,016,841
		Shares	Value»
NORWAY — (Continued)
	Sea1 offshore, Inc.	100,222	$284,741
	SED Energy Holdings PLC	309,937	259,935
	Selvaag Bolig ASA	120,926	426,855
	Solstad Maritime ASA	291,056	865,286
	Solstad Offshore ASA	55,548	399,248
	Sparebanken More	4,408	51,823
	Stolt-Nielsen Ltd.	65,954	2,214,551
*	Thor Medical ASA	57,590	35,254
	Veidekke ASA	120,107	2,389,647
*	Vow ASA	440,924	100,484
*	Zaptec ASA	269,114	1,289,365
TOTAL NORWAY			109,904,802
PORTUGAL — (1.1%)
#	Altri SGPS SA	332,589	1,817,489
#	Banco Comercial Portugues SA, Class R	11,529,176	14,205,153
#	Corticeira Amorim SGPS SA	40,228	307,055
	CTT-Correios de Portugal SA	429,193	3,052,514
	Galp Energia SGPS SA	375,659	8,531,443
#	Ibersol SGPS SA	77,675	857,517
	Jeronimo Martins SGPS SA	736,776	14,775,965
#	Mota-Engil SGPS SA	224,824	1,201,553
#	Navigator Co. SA	1,487,163	5,590,210
	NOS SGPS SA	868,310	4,832,877
	REN - Redes Energeticas Nacionais SGPS SA	2,287,055	9,104,422
	Semapa-Sociedade de Investimento e Gestao	24,254	563,013
	Sonae SGPS SA	5,742,005	13,487,769
#*	Teixeira Duarte SA	207,985	117,765
TOTAL PORTUGAL			78,444,745
SPAIN — (5.1%)
#	Acciona SA	96,513	26,545,416
	Acerinox SA	675,799	13,607,517
	Alantra Partners SA	40,401	475,431
	Almirall SA	401,505	5,153,510
#*	Amper SA	319,362	1,746,788
#	Atresmedia Corp. de Medios de Comunicacion SA	208,589	1,251,022
#	Audax Renovables SA	169,676	235,132
#	Azkoyen SA	67,253	821,862
	Bankinter SA	1,585,744	29,169,627
	CIE Automotive SA	342,627	10,463,570

The Continental Small Company Series
CONTINUED
		Shares	Value»
SPAIN — (Continued)
	Construcciones y Auxiliar de Ferrocarriles SA	103,752	$8,204,885
	Corp. ACCIONA Energias Renovables SA	148,748	3,723,953
*	Deoleo SA	179,008	67,362
*	Distribuidora Internacional de Alimentacion SA	40,020	1,833,086
	Ebro Foods SA	401,533	8,479,738
#*	eDreams ODIGEO SA	342,784	2,159,663
	Elecnor SA	194,344	7,685,309
	Enagas SA	1,020,450	19,891,226
#*	Ence Energia y Celulosa SA	596,521	1,771,340
	Faes Farma SA	1,808,882	9,498,955
#	Fluidra SA	405,339	9,013,234
Ω	Gestamp Automocion SA	670,208	2,262,220
#Ω	Global Dominion Access SA	239,017	780,338
*	Grenergy Renovables SA	58,468	6,203,710
#	Grifols SA	598,455	6,877,896
	Grupo Empresarial San Jose SA	141,180	1,355,839
	Iberpapel Gestion SA (IBG SM)	36,979	791,524
#	Indra Sistemas SA	533,795	35,095,178
#	Laboratorio Reig Jofre SA	7,507	23,042
	Laboratorios Farmaceuticos Rovi SA	92,151	6,221,646
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	2,843,611	4,199,785
	Logista Integral SA	310,609	13,251,075
	Mapfre SA	3,020,594	15,445,532
	Melia Hotels International SA	408,090	4,868,798
	Miquel y Costas & Miquel SA	185,363	2,885,637
Ω	Neinor Homes SA	99,054	1,814,021
*	Nueva Expresion Textil SA	88,660	108,552
*	Obrascon Huarte Lain SA	1,934,797	965,524
*	Oryzon Genomics SA	5,712	18,974
	Pharma Mar SA	60,597	5,525,926
	Prim SA	40,283	620,785
*	Promotora de Informaciones SA, Class A	47,162	165,154
		Shares	Value»
SPAIN — (Continued)
#Ω	Prosegur Cash SA	763,834	$588,978
*	Realia Business SA	1,440,319	1,691,775
#	Redeia Corp. SA	1,309,637	23,098,113
	Renta 4 Banco SA	442	9,849
	Sacyr SA	2,085,179	11,335,243
*	Solaria Energia y Medio Ambiente SA	321,502	6,221,472
#*Ω	Talgo SA	149,178	469,663
*	Tecnicas Reunidas SA	197,950	6,445,021
#	Tubacex SA	624,613	2,191,981
*	Tubos Reunidos SA	21,743	3,605
Ω	Unicaja Banco SA	4,091,320	15,732,142
#	Vidrala SA	135,699	13,724,689
	Viscofan SA	281,548	18,655,436
TOTAL SPAIN			371,447,749
SWEDEN — (5.8%)
Ω	AcadeMedia AB	491,095	5,153,931
#	AddLife AB, Class B	578,803	9,838,712
	Addnode Group AB	339,372	1,367,191
	AFRY AB	412,861	4,462,920
Ω	Alimak Group AB	375,399	5,040,950
	Alleima AB	696,260	8,274,808
	Alligo AB, Class B	165,054	2,398,091
	Altra Fastigheter AB	1,079,073	8,834,681
#Ω	Ambea AB	376,951	5,713,795
*	Annehem Fastigheter AB, Class B	214,454	361,938
#	Apotea AB	18,376	141,629
	AQ Group AB	130,190	2,805,103
	Arjo AB, Class B	885,507	2,518,765
	Atrium Ljungberg AB, Class B	493,170	1,377,703
Ω	Attendo AB	537,164	6,178,364
#	Avarda Bank AB	78,864	1,559,459
	Beijer Alma AB	296,567	9,283,034
	Bergman & Beving AB	200,531	5,776,276
	Betsson AB, Class B	541,103	5,229,931
#*	Better Collective AS	11,550	146,935
*	BHG Group AB	428,447	869,647
*	BICO Group AB	25,357	38,360
	Bilia AB, Class A	514,700	8,338,166
	Billerud AB	658,598	5,251,498
	BioGaia AB, Class B	319,786	3,884,299
*	BioInvent International AB	934	2,248
	Bjorn Borg AB	13,009	88,592
*	Bonava AB, Class B	572,594	604,765
*Ω	BoneSupport Holding AB	188,368	4,361,908
#*Ω	Boozt AB	207,877	3,649,074
Ω	Bravida Holding AB	938,798	12,935,509
#	Bufab AB	1,073,880	15,170,907
*	Bulten AB	22,931	136,976
	Bure Equity AB	208,340	5,702,466

The Continental Small Company Series
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Byggmax Group AB	317,425	$1,722,716
*	Carasent AB	37,276	96,459
	Catella AB	16,199	34,128
*	Cavotec Group AB	21,806	28,749
#	Cellavision AB	19,959	307,603
#	Cibus Real Estate AB publ	289,574	4,369,276
	Clas Ohlson AB, Class B	229,409	10,107,384
	Cloetta AB, Class B	1,140,217	6,846,952
Ω	Coor Service Management Holding AB	360,690	1,793,251
#	Corem Property Group AB (COREB SS), Class B	1,765,089	469,540
	Corem Property Group AB (CORED SS), Class D	460	11,073
	CTT Systems AB	19,082	251,430
#	Dios Fastigheter AB	777,712	5,375,079
*Ω	Dometic Group AB	390,716	976,016
	Duni AB	10,068	83,471
*Ω	Dustin Group AB	102,980	19,601
#	Dynavox Group AB	403,871	3,046,468
	Eastnine AB	505,684	2,488,709
	Elanders AB, Class B	3,284	17,600
#*	Electrolux AB, Class B	1,673,522	4,899,784
#	Electrolux Professional AB, Class B	630,378	3,142,600
	Elekta AB, Class B	1,473,634	7,496,957
*	Eltel AB	12,256	17,125
#*	Embracer Group AB	497,589	3,528,060
*	Enea AB	41,303	255,995
	Engcon AB	117,276	810,445
	Eolus AB, Class B	12,246	46,720
	Ependion AB	100,183	1,638,009
	Ework Group AB	237	1,478
	Fabege AB	142,279	1,115,856
	Fagerhult Group AB	344,242	629,738
#*	Fasadgruppen Group AB FG SS	17,993	40,159
	Fastighets AB Trianon	20,413	39,209
*	Fastighetsbolaget Emilshus AB, Class B	20,735	113,362
	FastPartner AB (FPARA SS), Class A	171,376	767,385
	FastPartner AB (FPARD SS), Class D	35	263
	Fenix Outdoor International AG	11,539	443,997
	Granges AB	803,061	15,124,058
	Hanza AB	110,387	1,557,739
		Shares	Value»
SWEDEN — (Continued)
	Heba Fastighets AB, Class B	386,218	$993,077
*	Hexatronic Group AB	170,700	679,972
#	Hexpol AB	160,197	1,491,108
	HMS Networks AB	18,425	954,306
Ω	Hoist Finance AB	292,360	6,629,949
	Hufvudstaden AB, Class A	124,787	1,589,062
	Humana AB	106,605	706,606
*	Humble Group AB	138,620	82,862
	Husqvarna AB (HUSQB SS), Class B	1,145,091	4,680,897
	Instalco AB	911,296	3,582,418
#*	International Petroleum Corp. (IPCO SS)	481,608	10,995,250
#	INVISIO AB	125,431	2,740,595
	Inwido AB	449,118	8,099,560
#	JM AB	372,220	4,816,509
	John Mattson Fastighetsforetagen AB	1,538	9,650
*	Karnell Group AB	4,878	45,917
*	Karnov Group AB	66,288	488,653
#*	K-fast Holding AB	59,699	74,388
	Klarabo Sverige AB, Class B	22,416	34,036
	KNOW IT AB	88,566	858,240
	Lime Technologies AB	14,273	333,713
	Lindab International AB	565,453	7,369,513
	Logistea AB, Class B	396,791	556,651
#*	Medcap AB	27,021	1,559,757
	MEKO AB	99,169	800,602
#	Mildef Group AB	30,922	705,821
	MIPS AB	97,272	4,300,691
*	Modern Times Group MTG AB, Class B	351,923	4,834,656
	Momentum Group AB	176,424	2,635,218
*	Morrow Bank AB	41,218	54,164
	NCAB Group AB	653,056	4,714,605
	NCC AB, Class B	460,238	8,215,432
	Nederman Holding AB	50,061	675,308
*	Nelly Group AB	823	3,207
*	Neobo Fastigheter AB	225,096	438,872
*	Net Insight AB, Class B	921,425	213,697
	New Wave Group AB, Class B	644,123	6,390,684
	Nivika Fastigheter AB, Class B	10,217	39,976
#*	Nobia AB	8,149	12,569
	Nolato AB, Class B	1,536,277	7,870,458
*	Norion Bank AB	302,798	1,861,292
*	Note AB	58,362	882,314

The Continental Small Company Series
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
#	NP3 Fastigheter AB	165,485	$4,601,313
	OEM International AB, Class B	361,358	6,669,106
*	Orron Energy AB	683,253	519,225
*	Ovzon AB	50,634	200,026
	Platzer Fastigheter Holding AB, Class B	369,673	2,859,004
	PPI Public Property Invest AB, Class A	166,280	334,753
	Prevas AB, Class B	6,303	46,502
	Proact IT Group AB	206,921	2,680,193
	Ratos AB, Class B	1,033,156	3,905,374
	RaySearch Laboratories AB	160,951	3,029,078
	Rejlers AB	2,136	35,389
	Rusta AB	26,860	248,495
	Rvrc Holding AB	368,116	2,352,758
*	Salix Group AB	47,567	303,220
#*	Samhallsbyggnadsbolaget i Norden AB SBBB SS	659,129	227,175
*	Samhallsbyggnadsbolaget i Norden AB SBBD SS, Class D	54,283	35,048
	Scandi Standard AB	360,822	5,417,992
Ω	Scandic Hotels Group AB	920,206	8,188,060
*	Sdiptech AB, Class B	80,998	2,058,998
*	Sedana Medical AB	33,008	33,991
*	Sensys Gatso Group AB	2,799	11,993
#*Ω	Sinch AB	2,188,686	9,256,517
#*	Sivers Semiconductors AB	68,258	222,652
#	SkiStar AB	305,022	5,344,465
*	Smartcraft Group AB	10,481	17,124
	Solid Forsakring AB	89,141	997,657
*	Stendorren Fastigheter AB	9,289	178,301
	Stenhus Fastigheter I Norden AB	21,368	27,714
*	Stillfront Group AB	670,609	467,240
	Storskogen Group AB, Class B	5,618,540	6,299,123
	Svedbergs Group AB	20,011	121,440
*	Swedish Logistic Property AB, Class B	197,827	766,567
#	Synsam AB	359,617	2,140,915
	Systemair AB	425,161	3,732,587
Ω	Thule Group AB	190,787	4,391,957
#	Troax Group AB	210,818	3,111,687
	VBG Group AB, Class B	68,314	2,342,136
*	Vestum AB	188,965	318,140
#*	Vimian Group AB	90,377	322,150
		Shares	Value»
SWEDEN — (Continued)
	Vitec Software Group AB, Class B	725	$17,542
	Vitrolife AB	233,779	2,113,574
	Volati AB	2,119	5,465
#	Wallenstam AB, Class B	58,083	252,193
#	Wihlborgs Fastigheter AB	399,363	3,248,084
TOTAL SWEDEN			420,688,253
SWITZERLAND — (17.0%)
	Accelleron Industries AG (ACLN SW)	454,115	41,113,973
	Adecco Group AG	237,392	6,635,400
	Allreal Holding AG	110,728	28,965,252
	ALSO Holding AG	31,533	7,544,455
*	ams-OSRAM AG	41,248	819,496
	APG SGA SA	8,077	1,994,443
#*	Arbonia AG	114,414	545,002
*	Aryzta AG	87,783	5,767,078
	Ascom Holding AG	81,931	517,832
	Autoneum Holding AG	22,372	3,620,131
	Avolta AG	431,730	25,918,599
	Banque Cantonale de Geneve	101,770	4,089,957
	Banque Cantonale du Jura SA	3,848	379,666
#	Banque Cantonale Vaudoise	95,641	15,003,401
#	Barry Callebaut AG	11,907	16,589,102
*	Basilea Pharmaceutica Ag Allschwil	41,954	2,695,577
	Belimo Holding AG	52,851	55,112,642
	Bell Food Group AG	11,897	2,673,711
	Bellevue Group AG	13,687	123,785
	Berner Kantonalbank AG	31,526	15,001,689
	BKW AG	88,043	14,544,872
	Bossard Holding AG, Class A	39,753	11,137,803
	Bucher Industries AG	45,417	17,843,968
#	Burckhardt Compression Holding AG	14,686	8,803,092
	Burkhalter Holding AG	27,531	4,661,907
#	Bystronic AG	5,254	906,565
	Calida Holding AG	413	7,816
*	Carlo Gavazzi Holding AG	1,927	372,630
	Cembra Money Bank AG	161,550	17,961,012
	Cham Swiss Properties AG	25,234	750,126

The Continental Small Company Series
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
#*	Cicor Technologies Ltd.	14,675	$2,135,235
	Cie Financiere Tradition SA, Class BR	10,201	3,735,495
	Clariant AG	167,804	1,906,821
#	Coltene Holding AG	18,021	1,093,199
	Cosmo NV	19,078	1,419,019
	CPH Group AG	229	16,475
#	Daetwyler Holding AG, Class BR	23,268	3,959,350
	DKSH Holding AG	193,753	16,084,539
#*	DocMorris AG	1,546	18,777
	dormakaba Holding AG	194,130	13,988,120
	EFG International AG	601,176	11,961,044
	Emmi AG	14,183	15,234,793
#*	Feintool International Holding AG	99	1,202
	Flughafen Zurich AG	114,334	33,608,721
#	Forbo Holding AG	6,528	7,397,835
	Fundamenta Real Estate AG	7,282	154,154
#Ω	Galenica AG	265,647	28,220,113
#	Georg Fischer AG	482,759	30,954,757
#*	Gurit Holding AG, Class BR	14,679	505,023
#	Helvetia Baloise Holding AG	120,374	32,280,618
	Hiag Immobilien Holding AG	30,746	5,024,789
	Huber & Suhner AG	103,518	24,400,851
	Hypothekarbank Lenzburg AG	6	31,033
	Implenia AG	88,228	7,000,412
	Inficon Holding AG	126,120	25,444,292
	Interroll Holding AG	4,298	7,206,927
	Intershop Holding AG	53,477	11,388,640
	Investis Holding SA	7,536	1,418,532
	Julius Baer Group Ltd.	65,429	5,752,555
	Jungfraubahn Holding AG	20,143	6,504,573
#	Kardex Holding AG	44,989	13,239,659
#*	Komax Holding AG	5,546	358,414
*	Kudelski SA, Class BR	933	1,410
	Landis & Gyr Group AG	102,849	5,826,214
*	LEM Holding SA	3,234	2,026,524
	Liechtensteinische Landesbank AG	65,937	9,206,246
#	Logitech International SA (LOGI US)	179,254	18,369,950
	Logitech International SA (LOGN SW)	197,878	20,209,336
	Luzerner Kantonalbank AG	113,127	15,603,139
		Shares	Value»
SWITZERLAND — (Continued)
Ω	Medacta Group SA	22,830	$3,742,376
Ω	Medmix AG	1,118	12,253
#	Meier Tobler Group AG	45,826	1,916,521
#*	Metall Zug AG, Class B	721	705,023
	Mikron Holding AG	14,143	297,926
#	Mobilezone Holding AG	193,156	3,420,515
	Mobimo Holding AG	61,314	26,523,887
*Ω	Montana Aerospace AG	25,364	760,805
	Naturenergie Holding AG	84,245	3,249,953
	Novavest Real Estate AG	1,614	79,672
	OC Oerlikon Corp. AG Pfaeffikon	478,197	2,820,924
	Orell Fuessli AG	5,028	875,409
#*	Orior AG	1,233	21,871
	Phoenix Mecano AG	4,038	2,110,353
	Plazza AG, Class A	7,368	3,956,560
*Ω	PolyPeptide Group AG	20,865	1,133,926
	PSP Swiss Property AG	294,218	53,081,597
	Romande Energie Holding SA	68,991	4,239,629
#	Schweiter Technologies AG	4,108	1,773,889
	Schweizerische Nationalbank	23	87,101
#*Ω	Sensirion Holding AG	2,608	236,763
	SFS Group AG	110,663	18,116,572
	Siegfried Holding AG	301,110	28,252,369
*	SIG Group AG	788,947	14,336,379
#	Softwareone Holding AG SWON NO	240,261	2,628,526
	Softwareone Holding AG SWON SW	423,277	4,608,377
	Sonova Holding AG	134,228	36,570,936
	St. Galler Kantonalbank AG	16,805	13,520,564
#	Stadler Rail AG	158,651	4,817,622
#	Sulzer AG	127,241	23,108,407
	Sunrise Communications AG, Class A	251,098	13,261,933
	Swatch Group AG (UHR SW), Class BR	121,550	27,175,719
#	Swatch Group AG (UHRN SW)	131,222	5,879,869
	Swiss Prime Site AG	333,941	54,465,802
	Swissquote Group Holding SA	728,530	37,955,979
	Tecan Group AG	23,237	5,370,024

The Continental Small Company Series
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Temenos AG	281,663	$23,430,029
	Thurgauer Kantonalbank	2,788	565,931
#	TX Group AG	18,706	3,200,561
	Valiant Holding AG	97,848	19,127,181
Ω	VAT Group AG	27,099	20,283,001
	Vaudoise Assurances Holding SA	6,782	6,740,093
#	Vetropack Holding AG	45,042	1,062,200
	Vontobel Holding AG	191,371	20,479,055
	VP Bank AG, Class A	17,991	2,130,365
	VZ Holding AG	78,113	14,986,633
#	V-ZUG Holding AG	5,359	283,350
	Walliser Kantonalbank	19,673	3,947,667
	Warteck Invest AG	145	348,920
#	Ypsomed Holding AG	17,535	8,368,464
	Zehnder Group AG	66,152	5,551,350
	Zug Estates Holding AG, Class B	1,242	3,408,115
	Zuger Kantonalbank, Class BR	711	9,193,250
TOTAL SWITZERLAND			1,240,011,964
TOTAL COMMON STOCKS			6,743,248,707
PREFERRED STOCKS — (0.9%)
GERMANY — (0.9%)
#	Draegerwerk AG & Co. KGaA, 2.083%	47,625	6,038,087
	Einhell Germany AG, 2.699%	1,790	145,815
	FUCHS SE, 3.058%	425,341	19,714,890
		Shares	Value»

GERMANY — (Continued)
#	Jungheinrich AG, 1.191%	292,088	$8,228,603
	Porsche Automobil Holding SE, 5.258%	802,330	26,630,218
	Sixt SE, 5.340%	101,360	7,016,326
	STO SE & Co. KGaA, 3.477%	11,645	1,304,749
	Villeroy & Boch AG, 5.520%	41,086	737,747
TOTAL GERMANY			69,816,435
RIGHTS/WARRANTS — (0.0%)
ITALY — (0.0%)
#*	Webuild SpA Warrants 08/02/2030	116,038	0
UNITED KINGDOM — (0.0%)
*	CENIT AG Rights	27,952	903
TOTAL RIGHTS/WARRANTS			903
TOTAL INVESTMENT SECURITIES (Cost $4,128,551,215)			6,813,066,045

			Value†
SECURITIES LENDING COLLATERAL — (6.4%)
@§	The DFA Short Term Investment Fund	39,957,678	462,190,456
TOTAL INVESTMENTS — (100.0%)
(Cost $4,590,715,682)^^			$7,275,256,501
As of July 31, 2026, the value of Rule 144A securities amounted to $471,761,071 or 6.9% of net assets.
Summary of the Series' investments as of July 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Austria	—	$293,293,418	—	$293,293,418
Belgium	$373,684	251,291,170	—	251,664,854
Denmark	—	394,935,894	—	394,935,894
Finland	—	410,192,858	—	410,192,858
France	—	975,500,079	—	975,500,079
Germany	20,500,722	994,998,387	—	1,015,499,109
Ireland	—	82,304,444	—	82,304,444
Israel	605,973	144,644,205	—	145,250,178
Italy	1,818,534	563,401,978	—	565,220,512
Netherlands	11,343,151	377,546,697	—	388,889,848

The Continental Small Company Series
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Norway	$619,654	$109,285,148	—	$109,904,802
Portugal	—	78,444,745	—	78,444,745
Spain	—	371,447,749	—	371,447,749
Sweden	637,973	420,050,280	—	420,688,253
Switzerland	18,369,950	1,221,642,014	—	1,240,011,964
Preferred Stocks
Germany	—	69,816,435	—	69,816,435
Rights/Warrants
Italy	—	—	—	—
United Kingdom	—	903	—	903
Securities Lending Collateral	—	462,190,456	—	462,190,456
Total Investments in Securities	$54,269,641	$7,220,986,860	—˂˃	$7,275,256,501

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The Canadian Small Company Series
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)

		Shares	Value»
COMMON STOCKS — (92.4%)
COMMUNICATION SERVICES — (1.4%)
*	Cineplex, Inc.	28,705	$264,557
#	Cogeco Communications, Inc.	57,295	2,415,476
	Cogeco, Inc.	31,967	1,328,072
	Quebecor, Inc., Class B	521,340	24,124,782
	TELUS Corp.	189,431	1,808,030
	Yellow Pages Ltd.	51,918	484,788
TOTAL COMMUNICATION SERVICES			30,425,705
CONSUMER DISCRETIONARY — (4.6%)
#	A&W Food Services of Canada, Inc.	1,900	50,433
*	Aritzia, Inc.	263,839	26,288,855
#*	AutoCanada, Inc.	95,759	1,591,600
»	BMTC Group, Inc.	20,481	184,378
	BRP, Inc. (DOO CN)	4,600	284,233
	BRP, Inc. (DOOO US)	114,464	7,077,309
*	Canada Goose Holdings, Inc. (GOOS US)	138,972	1,241,020
#	Canadian Tire Corp. Ltd., Class A	215,890	31,509,144
*	D-BOX Technologies, Inc.	339,273	295,262
	Exco Technologies Ltd.	72,524	432,501
#	Gildan Activewear, Inc. (GIL CN)	20,686	1,145,082
*	GoldMoney, Inc.	18,995	195,390
#	Groupe Dynamite, Inc.	39,121	1,579,798
*	KITS Eyecare Ltd.	1,800	16,705
	Leon's Furniture Ltd.	135,379	2,376,629
	Linamar Corp.	227,439	16,774,204
	Martinrea International, Inc.	138,219	1,004,709
#	MTY Food Group, Inc.	99,540	2,431,950
#	Pet Valu Holdings Ltd.	178,637	2,501,441
	Pizza Pizza Royalty Corp.	136,846	1,230,965
#	Pollard Banknote Ltd.	20,029	247,889
Ω	Spin Master Corp.	76,324	1,120,482
TOTAL CONSUMER DISCRETIONARY			99,579,979
CONSUMER STAPLES — (3.0%)
	Andrew Peller Ltd., Class A	22,938	130,083
	Canada Packers, Inc.	88,417	1,202,777
		Shares	Value»
CONSUMER STAPLES — (Continued)
	Corby Spirit & Wine Ltd.	22,162	$258,005
	Empire Co. Ltd., Class A	388,465	14,218,454
	High Liner Foods, Inc.	83,608	877,918
Ω	Jamieson Wellness, Inc.	226,915	6,693,252
	KP Tissue, Inc.	39,800	367,380
	Lassonde Industries, Inc., Class A	17,100	2,649,198
	Maple Leaf Foods, Inc.	445,215	9,083,104
	North West Co., Inc.	262,027	9,504,635
#	Premium Brands Holdings Corp.	249,491	16,499,847
#	Rogers Sugar, Inc.	604,440	3,005,276
TOTAL CONSUMER STAPLES			64,489,929
ENERGY — (19.0%)
#*	Advantage Energy Ltd.	1,207,423	9,474,375
*	AKITA Drilling Ltd., Class B	54,856	138,133
	ARC Resources Ltd.	706,433	16,896,743
#*	Athabasca Oil Corp.	2,931,609	21,665,277
	Baytex Energy Corp.	3,168,538	14,443,027
	Birchcliff Energy Ltd.	1,545,466	7,044,639
*	Bonterra Energy Corp.	30,062	121,805
*	Calfrac Well Services Ltd.	13,937	62,534
*	Canacol Energy Ltd.	121,631	0
	Cardinal Energy Ltd.	785,719	6,451,205
*	Cavvy Energy Ltd.	23,000	29,368
	CES Energy Solutions Corp.	1,451,076	16,913,780
	Enerflex Ltd. (EFX CN)	537,939	11,980,209
	Enerflex Ltd. (EFXT US)	95,652	2,131,127
*	Ensign Energy Services, Inc.	518,478	1,290,786
	Freehold Royalties Ltd.	779,629	9,521,167
	Frontera Energy Corp.	178,762	1,140,017
	Gibson Energy, Inc.	849,068	19,436,168
*	Greenfire Resources Ltd.	31,532	199,913
	Headwater Exploration, Inc.	1,275,210	12,053,025
	InPlay Oil Corp.	27,761	300,815
*	IsoEnergy Ltd. ISO CN	5,405	50,239

The Canadian Small Company Series
CONTINUED
		Shares	Value»
ENERGY — (Continued)
*	IsoEnergy Ltd. ISOU US	3,372	$31,326
*	Journey Energy, Inc.	37,800	121,340
*	Kelt Exploration Ltd.	959,125	6,828,168
#	Keyera Corp.	290,755	12,353,225
*	Kolibri Global Energy, Inc.	5,600	29,161
*	Laramide Resources Ltd.	37,000	12,933
*††	Lightstream Resources Ltd.	687,816	0
*	Mega Uranium Ltd.	39,600	14,689
	Meren Energy, Inc.	84,571	121,863
#*	NexGen Energy Ltd.	153,100	1,400,108
	North American Construction Group Ltd. (NOA CN)	121,746	1,657,903
	North American Construction Group Ltd. (NOA US)	29,952	407,347
#*	Obsidian Energy Ltd. (OBE CN)	5,660	60,765
*	Obsidian Energy Ltd. (OBE US)	323,765	3,470,761
	Paramount Resources Ltd., Class A	434,680	9,175,152
	Parex Resources, Inc.	615,121	10,653,877
#	Pason Systems, Inc.	258,569	2,287,160
#	Peyto Exploration & Development Corp.	1,128,933	20,720,795
	PHX Energy Services Corp.	144,681	1,098,125
	Pine Cliff Energy Ltd.	90,100	35,350
	PrairieSky Royalty Ltd.	1,144,791	28,312,518
*	Precision Drilling Corp. (PD CN)	31,793	2,472,030
*	Precision Drilling Corp. (PDS US)	36,850	2,864,350
*	Questerre Energy Corp., Class A	782,460	147,913
*	Saturn Oil & Gas, Inc.	160,342	608,496
#	Secure Waste Infrastructure Corp.	1,811,433	31,218,902
#*	Source Energy Services Ltd.	2,400	19,774
	South Bow Corp. SOBO CN	111,261	4,125,510
	South Bow Corp. SOBO US	658,368	24,425,453
*	Spartan Delta Corp.	390,411	3,314,114
#	Strathcona Resources Ltd.	114,561	3,474,790
	Sunococorp LLC	4,551	347,873
#	Surge Energy, Inc.	472,659	3,489,686
	Tamarack Valley Energy Ltd.	2,856,995	27,329,816
		Shares	Value»
ENERGY — (Continued)
#	TerraVest Industries, Inc.	56,184	$4,578,163
*	Tidewater Midstream & Infrastructure Ltd.	3,394	47,695
	Topaz Energy Corp.	591,025	13,343,754
	Total Energy Services, Inc.	249,286	4,202,043
#	Trican Well Service Ltd.	1,249,399	5,276,202
*	Valeura Energy, Inc.	72,228	645,072
#	Vermilion Energy, Inc. (VET CN)	191,850	2,282,739
	Vermilion Energy, Inc. (VET US)	432,743	5,158,297
#	Whitecap Resources, Inc. WCP CN	1,163,731	13,730,503
	Whitecap Resources, Inc. WCPRF US	1,021,372	12,052,192
*	Yangarra Resources Ltd.	4,578	4,539
TOTAL ENERGY			415,296,824
FINANCIALS — (5.9%)
	AGF Management Ltd., Class B	369,301	5,953,706
	Alaris Equity Partners Income	30,816	541,426
	Canaccord Genuity Group, Inc.	433,506	4,453,035
*††	Chesswood Group Ltd.	27,283	0
	Clairvest Group, Inc.	1,900	107,432
	Definity Financial Corp.	387,904	22,144,992
	E-L Financial Corp. Ltd.	740,300	8,924,685
#	EQB, Inc.	165,215	16,746,014
#	Fiera Capital Corp.	144,294	511,568
	Firm Capital Mortgage Investment Corp.	189,321	1,578,744
	goeasy Ltd.	39,859	1,353,986
	iA Financial Corp., Inc.	83	12,272
	IGM Financial, Inc.	55,275	3,436,722
	Onex Corp.	285,736	21,878,876
	Propel Holdings, Inc.	19,200	337,337
#	Sprott, Inc. (SII CN)	122,217	12,561,240
	Timbercreek Financial Corp.	31,330	135,212
	TMX Group Ltd.	569,291	20,808,554
*	Trisura Group Ltd. (TSU CN)	249,797	7,423,435
	VersaBank (VBNK CN)	3,400	65,606
TOTAL FINANCIALS			128,974,842

The Canadian Small Company Series
CONTINUED
		Shares	Value»
HEALTH CARE — (1.7%)
*	Bausch Health Cos., Inc. (BHC US)	815,010	$5,615,419
#*	Cronos Group, Inc. (CRON CN)	161,112	453,966
*	Cronos Group, Inc. (CRON US)	756,600	2,141,178
#	Extendicare, Inc.	420,755	10,649,062
*	kneat.com, Inc.	21,663	99,982
*	Knight Therapeutics, Inc.	484,400	3,400,147
*	Medexus Pharmaceuticals, Inc.	4,600	16,473
	Medical Facilities Corp.	139,329	1,735,339
*	Organigram Global, Inc.	32,749	30,603
#*	Profound Medical Corp.	4,590	33,874
	Sienna Senior Living, Inc.	578,767	9,202,637
*	TerrAscend Corp.	39,000	19,474
*	Tilray Brands, Inc.	37,900	171,406
*	Viemed Healthcare, Inc.	93,487	1,090,993
*	Vitalhub Corp.	13,888	67,763
#*	Well Health Technologies Corp.	1,122,563	3,235,121
††	Zenith Capital Corp.	111,820	14,358
TOTAL HEALTH CARE			37,977,795
INDUSTRIALS — (14.0%)
	ADENTRA, Inc.	75,129	1,860,740
	Aecon Group, Inc.	379,009	12,228,539
	AG Growth International, Inc.	13,483	129,170
*	Air Canada	722,766	13,080,268
	Algoma Central Corp.	55,800	914,708
#*	ATS Corp. (ATS CN)	428,384	11,688,617
*	ATS Corp. (ATS US)	11,767	320,533
	Badger Infrastructure Solutions Ltd.	180,224	11,423,979
*	Ballard Power Systems, Inc. (BLDP US)	728,005	1,943,773
	Bird Construction, Inc.	315,414	15,045,643
	Black Diamond Group Ltd.	293,060	3,660,506
*	Bombardier, Inc. (BBD/A CN), Class A	6,000	1,469,087
*	Bombardier, Inc. (BBD/B CN), Class B	98,710	23,781,657
	Boyd Group Services, Inc.	103,000	10,647,166
*	CAE, Inc. (CAE CN)	60,687	1,565,390
		Shares	Value»
INDUSTRIALS — (Continued)
*	CAE, Inc. (CAE US)	510,708	$13,186,481
#	Calian Group Ltd.	54,137	3,028,444
	Dexterra Group, Inc.	159,643	1,774,252
	Doman Building Materials Group Ltd.	389,975	3,129,592
#*	Electrovaya, Inc.	769	6,321
#	Element Fleet Management Corp.	347,629	7,801,411
#	Exchange Income Corp.	122,807	10,998,622
	Finning International, Inc.	612,988	40,622,453
	Hammond Power Solutions, Inc.	37,225	6,656,872
	K-Bro Linen, Inc.	44,578	1,507,292
*»	Lion Electric Co. (LEV CN)	67,500	2,565
	Magellan Aerospace Corp.	88,957	2,199,415
*	Mattr Corp.	186,277	2,282,868
*	MDA Space Ltd.	590,751	17,884,561
	Mullen Group Ltd.	516,319	10,139,646
*	NFI Group, Inc.	304,523	5,478,525
#	Richelieu Hardware Ltd.	305,993	7,740,138
	Russel Metals, Inc.	324,650	15,576,530
#	Savaria Corp.	289,384	6,011,244
	TFI International, Inc. (TFII US)	106,066	14,321,031
	Toromont Industries Ltd.	115,881	17,431,128
#*	Transat AT, Inc.	19,900	32,082
	Wajax Corp.	120,145	2,781,114
#	Westshore Terminals Investment Corp.	164,104	4,694,204
TOTAL INDUSTRIALS			305,046,567
INFORMATION TECHNOLOGY — (5.3%)
#*	BlackBerry Ltd. BB CN	211,236	1,797,657
#*	BlackBerry Ltd. BB US	2,353,438	20,004,223
*	Celestica, Inc. (CLS CN)	126,382	41,819,609
#	Computer Modelling Group Ltd.	163,240	456,469
#*	Coveo Solutions, Inc.	20,907	67,858
*	Descartes Systems Group, Inc. (DSG CN)	27,800	2,087,801
*	Descartes Systems Group, Inc. (DSGX US)	99,302	7,463,538
*	Dye & Durham Ltd.	67,784	42,551
	Enghouse Systems Ltd.	148,118	1,815,221
	Evertz Technologies Ltd.	68,351	782,561

The Canadian Small Company Series
CONTINUED
		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
*	Firan Technology Group Corp.	25,900	$424,199
*	Keel Infrastructure Corp. KEEL CN	581,933	2,316,358
#*	Keel Infrastructure Corp. KEEL US	1,748,908	6,943,165
*	Kinaxis, Inc.	41,913	5,022,923
*	Lightspeed Commerce, Inc. (LSPD CN)	77,800	784,743
#*	Lightspeed Commerce, Inc. (LSPD US)	186,440	1,884,908
	Open Text Corp. (OTEX CN)	9,731	246,702
	Open Text Corp. (OTEX US)	804,452	20,384,814
#*	Quarterhill, Inc.	841,258	1,674,294
	TECSYS, Inc.	1,806	43,055
	Vecima Networks, Inc.	6,059	56,080
TOTAL INFORMATION TECHNOLOGY			116,118,729
MATERIALS — (28.9%)
*	5N Plus, Inc.	606,994	14,106,976
	Acadian Timber Corp.	66,067	841,714
*	Aclara Resources, Inc.	10,600	27,297
	ADF Group, Inc.	21,285	237,166
*	Aimia, Inc.	290,397	532,382
#	AirBoss of America Corp.	74,097	382,153
*	Algoma Steel Group, Inc. (ASTL US)	89,175	343,324
*	Allied Gold Corp.	12,196	221,332
	Altius Minerals Corp.	250,093	10,345,538
*	Americas Gold & Silver Corp. USA CN	82,434	313,424
#*	Americas Gold & Silver Corp. USAS US	40,520	154,786
	Amerigo Resources Ltd.	330,353	1,562,393
#*	Andean Precious Metals Corp.	30,285	120,332
#*	Avino Silver & Gold Mines Ltd. (ASM US)	310,219	1,653,467
*	Aya Gold & Silver, Inc.	36,600	719,024
	B2Gold Corp. (BTG US)	5,234,539	19,629,521
	B2Gold Corp. (BTO CN)	1,376,372	5,154,585
#*	Canfor Corp.	483,069	5,172,355
*	Capstone Copper Corp.	2,883,062	27,373,510
	Cascades, Inc.	637,040	6,121,146
	Centerra Gold, Inc.	1,209,372	20,791,005
		Shares	Value»
MATERIALS — (Continued)
	China Gold International Resources Corp. Ltd. (CGG CN)	560,329	$12,374,923
#*	Coeur Mining, Inc. CDE CN	1,280,273	19,060,026
	DPM Metals, Inc.	1,053,116	37,020,763
	Dynacor Group, Inc.	37,525	165,427
	Eldorado Gold Corp. (EGO US)	340,847	10,290,171
	Eldorado Gold Corp. (ELD CN)	615,717	18,583,285
*	Eloro Resources Ltd.	73,018	85,943
*	Endeavour Silver Corp.	1,569,095	11,796,868
	Equinox Gold Corp. (EQX CN)	15,601	139,781
#	Equinox Gold Corp. (EQX US)	997,305	8,925,880
*	ERO Copper Corp. (ERO CN)	356,937	9,583,842
*	ERO Copper Corp. (ERO US)	205,572	5,531,943
#	First Majestic Silver Corp. (AG US)	920,143	13,829,749
	First Majestic Silver Corp. (FR CN)	626,941	9,409,597
*	First Mining Gold Corp.	935,905	393,897
*	Foraco International SA	373,741	615,859
#*	Fortuna Mining Corp. (FSM US)	1,113,846	9,389,722
*	Fortuna Mining Corp. (FVI CN)	858,461	7,232,170
#*	Freegold Ltd.	320,750	221,941
*	Galiano Gold, Inc. GAU CN	251,012	435,110
*	Galiano Gold, Inc. GAU US	119,521	207,967
*	Global Atomic Corp.	107,025	41,227
*	GoGold Resources, Inc.	1,127,663	2,332,791
#*	GoldMining, Inc.	43,663	36,442
#	Hudbay Minerals, Inc. (HBM CN)	1,312,454	29,781,465
	Hudbay Minerals, Inc. (HBM US)	968,792	22,040,018
*	IAMGOLD Corp. (IAG US)	724,913	10,286,515
*	IAMGOLD Corp. (IMG CN)	1,858,103	26,297,224
*	Imperial Metals Corp.	227,877	1,170,392
*	Interfor Corp.	249,588	2,191,695
*	K92 Mining, Inc.	954,233	15,336,070
#	Labrador Iron Ore Royalty Corp.	411,590	7,853,931

The Canadian Small Company Series
CONTINUED
		Shares	Value»
MATERIALS — (Continued)
#*	Lithium Americas Corp.	388,791	$1,115,830
*	Lucara Diamond Corp.	1,447,773	160,078
	Lundin Gold, Inc.	401,910	22,503,061
*	LunR Royalties Corp.	96,591	1,278,142
*	Major Drilling Group International, Inc.	466,698	4,634,188
*	Marimaca Copper Corp.	3,884	19,727
	Methanex Corp. (MEOH US)	145,713	8,094,357
#	Methanex Corp. (MX CN)	193,398	10,748,395
	Neo Performance Materials, Inc.	158,691	3,735,637
*	New Pacific Metals Corp.	11,300	52,314
	OceanaGold Corp.	1,317,609	31,768,866
	OR Royalties, Inc. (OR CN)	344,320	10,232,458
	OR Royalties, Inc. (OR US)	243,008	7,231,918
*††	Orbite Technologies, Inc.	73,500	0
*	Orezone Gold Corp.	1,153,891	1,761,477
	Orla Mining Ltd.	234,565	2,098,260
*	Orvana Minerals Corp.	14,629	19,619
*	PMET Resources, Inc.	19,200	56,017
#*	Seabridge Gold, Inc. SA US	305,793	7,892,517
*	Seabridge Gold, Inc. SEA CN	76,784	1,979,508
*	Silver Tiger Metals, Inc.	86,000	47,238
*	SSR Mining, Inc. (SSRM CN)	883,516	22,588,156
#*	SSR Mining, Inc. (SSRM US)	140,822	3,607,860
	Stella-Jones, Inc.	317,270	17,503,771
#*	Steppe Gold Ltd.	53,445	46,131
#*	Talon Metals Corp.	43,800	157,159
	Torex Gold Resources, Inc.	466,858	17,966,964
#	Transcontinental, Inc., Class A	174,420	664,410
*	Trekor Metals Ltd. TGB US	148,756	1,007,078
#*	Trekor Metals Ltd. TKO CN	164,168	1,107,843
*††	Trevali Mining Corp.	255,929	0
#	Triple Flag Precious Metals Corp. (TFPM CN)	10,764	309,208
	Triple Flag Precious Metals Corp. (TFPM US)	245,983	7,076,933
		Shares	Value»
MATERIALS — (Continued)
#*	Valor Gold Corp. VGC CN	39,240	$92,932
#*	Valor Gold Corp. VLGDF US	158,477	375,591
#*	Versamet Royalties Corp.	9,800	86,126
*††	Victoria Gold Corp./Vancouver	2,100	0
#*	Vizsla Silver Corp. VZLA CN	210,019	656,192
#*	Vizsla Silver Corp. VZLA US	124,300	390,302
#*	Wesdome Gold Mines Ltd.	900,517	16,708,241
	West Fraser Timber Co. Ltd. (WFG CN)	37,407	2,422,376
#	West Fraser Timber Co. Ltd. (WFG US)	121,055	7,850,417
*	Western Copper & Gold Corp. WRN CN	91,375	185,116
*	Western Copper & Gold Corp. WRN US	19,391	39,558
*	Western Forest Products, Inc.	7,350	94,799
	Winpak Ltd.	185,598	5,821,410
TOTAL MATERIALS			630,654,244
REAL ESTATE — (1.5%)
#	Altus Group Ltd.	198,278	6,622,232
	Colliers International Group, Inc. (CIGI US)	20,247	1,995,342
	DREAM Unlimited Corp., Class A	207,598	2,932,154
	FirstService Corp. (FSV CN)	10,322	1,453,997
	FirstService Corp. (FSV US)	71,436	10,064,618
	Mainstreet Equity Corp.	31,049	3,928,717
	Melcor Developments Ltd.	43,540	585,461
	Morguard Corp.	19,074	1,523,906
*	Real Matters, Inc.	18,806	64,393
#	StorageVault Canada, Inc.	945,354	3,236,936
TOTAL REAL ESTATE			32,407,756
UTILITIES — (7.1%)
	Algonquin Power & Utilities Corp. (AQN CN)	524,908	3,070,404

The Canadian Small Company Series
CONTINUED
		Shares	Value»
UTILITIES — (Continued)
	Algonquin Power & Utilities Corp. (AQN US)	3,383,655	$19,760,545
	Atco Ltd., Class I	390,646	22,240,223
#	Brookfield Infrastructure Corp. BIPC CN, Class A	11,033	466,416
#	Brookfield Infrastructure Corp. BIPC US, Class A	448,733	18,981,406
	Canadian Utilities Ltd., Class A	496,283	19,725,997
#	Capital Power Corp.	582,906	27,389,534
*	Maxim Power Corp.	6,233	18,541
	Northland Power, Inc.	1,379,059	21,465,255
	Polaris Renewable Energy, Inc.	77,952	839,658
#	Superior Plus Corp.	767,130	4,366,871
	TransAlta Corp.	1,368,099	17,137,225
TOTAL UTILITIES			155,462,075
TOTAL COMMON STOCKS			2,016,434,445
	Shares	Value»
PREFERRED STOCKS — (0.0%)
ENERGY — (0.0%)
#* Questerre Energy Corp.	79,446	$5,667
TOTAL PREFERRED STOCKS		5,667
TOTAL INVESTMENT SECURITIES (Cost $1,103,311,513)		2,016,440,112

			Value†
SECURITIES LENDING COLLATERAL — (7.6%)
@§	The DFA Short Term Investment Fund	14,280,505	165,182,604
TOTAL INVESTMENTS — (100.0%)
(Cost $1,268,476,575)^^			$2,181,622,716
As of July 31, 2026, the value of Rule 144A securities amounted to $7,813,734 or 0.4% of net assets.
Summary of the Series' investments as of July 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$30,425,705	—	—	$30,425,705
Consumer Discretionary	99,395,601	$184,378	—	99,579,979
Consumer Staples	64,489,929	—	—	64,489,929
Energy	415,296,824	—	—	415,296,824
Financials	128,974,842	—	—	128,974,842
Health Care	37,963,437	—	$14,358	37,977,795
Industrials	305,044,002	2,565	—	305,046,567
Information Technology	116,118,729	—	—	116,118,729
Materials	630,654,244	—	—	630,654,244
Real Estate	32,407,756	—	—	32,407,756
Utilities	155,462,075	—	—	155,462,075
Preferred Stocks
Energy	—	5,667	—	5,667
Securities Lending Collateral	—	165,182,604	—	165,182,604
Total Investments in Securities	$2,016,233,144	$165,375,214	$14,358˂˃	$2,181,622,716

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The Emerging Markets Series
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)

		Shares	Value»
COMMON STOCKS — (98.3%)
BRAZIL — (2.9%)
#	Ambev SA (ABEV US), ADR	1,844,881	$5,737,580
	Ambev SA (ABEV3 BZ)	162,900	513,848
	Axia Energia SA	1,067,270	11,120,839
	B3 SA - Brasil Bolsa Balcao	2,376,694	7,375,082
	Banco Bradesco SA (BBDC3 BZ)	522,659	1,648,662
	Banco BTG Pactual SA	495,906	5,556,644
	Banco do Brasil SA	1,124,309	4,735,310
	Banco Santander Brasil SA	1,662,875	9,388,454
	BB Seguridade Participacoes SA	529,126	4,306,785
	Bradsaude SA	548,892	1,723,832
	Caixa Seguridade Participacoes SA	199,495	796,933
#	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (SBS US), ADR	678,500	3,697,824
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (SBSP3 BZ)	1,151,966	6,294,837
	Cia de Saneamento de Minas Gerais Copasa MG	54,700	692,443
	Cia Energetica de Minas Gerais (CMIG3 BZ)	325,604	1,049,558
	Cia Paranaense de Energia - Copel CPLE3 BZ	1,637,163	4,789,585
#	Cia Paranaense de Energia - Copel ELPC US, ADR	21,749	255,116
	CPFL Energia SA	173,333	1,577,697
	Embraer SA	148,600	2,547,144
	Embraer SA (ERJ US), Sponsored ADR	78,414	5,358,029
	Energisa SA	311,333	3,059,191
*	Eneva SA	810,711	4,207,768
	Engie Brasil Energia SA	326,830	1,921,335
	Equatorial SA	934,386	7,126,118
	Gerdau SA, Sponsored ADR	485,967	2,410,396
	JBS NV, BDR	166,269	2,318,972
	Klabin SA	282,979	1,018,784
		Shares	Value»
BRAZIL — (Continued)
	Localiza Rent a Car SA	711,402	$5,278,169
	MBRF Global Foods Co. SA	125,448	434,068
	Motiva Infraestrutura de Mobilidade SA	794,987	2,314,788
*	NU Holdings Ltd., Class A	842,871	12,078,341
	Petroleo Brasileiro SA - Petrobras	2,899,815	28,053,407
	Petroleo Brasileiro SA - Petrobras (PBR US), Sponsored ADR	142,561	2,765,683
	Petroleo Brasileiro SA - Petrobras (PBRA US), Sponsored ADR	152,899	2,622,218
	Porto Seguro SA	177,474	1,915,080
*	PRIO SA	713,534	8,565,251
	Raia Drogasil SA	802,762	2,926,534
Ω	Rede D'Or Sao Luiz SA	406,218	2,775,888
	Rumo SA	391,990	1,116,624
	Suzano SA (SUZB3 BZ)	535,043	4,572,377
	Telefonica Brasil SA (VIVT3 BZ)	545,310	3,510,148
	TIM SA	815,240	3,124,807
	TOTVS SA	127,532	781,422
	Ultrapar Participacoes SA (UGP US), Sponsored ADR	36,606	237,939
	Ultrapar Participacoes SA (UGPA3 BZ)	688,793	4,490,814
	Vale SA (VALE US), Sponsored ADR	406,911	6,128,087
	Vale SA (VALE3 BZ)	2,062,628	31,038,188
	Vibra Energia SA	931,523	6,624,662
	WEG SA	736,416	6,856,936
TOTAL BRAZIL			239,440,197
CHILE — (0.5%)
#	Banco de Chile (BCH US), ADR	127,244	5,261,551
	Banco de Credito e Inversiones SA	56,731	4,082,069
	Banco Itau Chile SA	23,034	520,262
	Banco Santander Chile (BSAC US), ADR	110,498	3,824,336
	Banco Santander Chile (BSAN CI)	5,495,021	478,668
	BICECORP SA	31,561	13,612

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHILE — (Continued)
	Cencosud SA	779,028	$1,637,991
	Cencosud Shopping SA	425,447	1,068,479
	Colbun SA	130,981	19,581
	Embotelladora Andina SA, ADR, Class B	11,401	342,600
	Empresas CMPC SA	647,275	734,472
	Empresas Copec SA	212,936	1,454,309
	Enel Americas SA (ENELAM CI)	3,016,325	285,460
	Enel Chile SA (ENELCHIL CI)	25,211,588	2,223,284
	Falabella SA	414,790	2,773,148
	Latam Airlines Group SA LTM CI	72,621,167	1,932,399
#	Latam Airlines Group SA LTM US, ADR	46,277	2,441,575
	Parque Arauco SA	262,809	1,114,553
	Plaza SA	590,223	2,393,204
	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	69,308	4,647,795
TOTAL CHILE			37,249,348
CHINA — (20.0%)
	360 Security Technology, Inc., Class A	74,300	102,857
	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	146,963	432,312
*	Accelink Technologies Co. Ltd., Class A	25,400	607,353
	ACM Research Shanghai, Inc., Class A	6,881	276,234
*	Addsino Co. Ltd., Class A	64,300	134,802
	Advanced Fiber Resources Zhuhai Ltd., Class A	6,000	181,114
	Advanced Micro-Fabrication Equipment, Inc. China, Class A	6,949	353,562
	Advanced Technology & Materials Co. Ltd., Class A	41,500	97,047
	AECC Aero-Engine Control Co. Ltd., Class A	34,157	91,548
	AECC Aviation Power Co. Ltd., Class A	79,700	409,175
		Shares	Value»
CHINA — (Continued)
	Aerospace Intelligent Manufacturing Technology Co. Ltd., Class A	54,800	$110,306
	Agricultural Bank of China Ltd., Class H	14,493,000	11,652,073
	Aier Eye Hospital Group Co. Ltd., Class A	354,381	476,691
*	Air China Ltd., Class H	1,822,000	987,853
*	Aisino Corp., Class A	25,600	26,531
#*Ω	Akeso, Inc.	253,000	3,031,368
	Alibaba Group Holding Ltd. (9988 HK)	4,044,300	61,608,411
#	Alibaba Group Holding Ltd. (BABA US), Sponsored ADR	447,543	54,712,132
*	Alibaba Health Information Technology Ltd.	650,000	298,429
	All Winner Technology Co. Ltd., Class A	24,120	119,509
	Aluminum Corp. of China Ltd., Class H	4,888,000	5,322,497
	Amlogic Shanghai Co. Ltd., Class A	18,181	262,282
	An Hui Wenergy Co. Ltd., Class A	151,618	179,245
	Andon Health Co. Ltd., Class A	11,700	118,546
	Angel Yeast Co. Ltd., Class A	60,200	374,103
	Anhui Anke Biotechnology Group Co. Ltd., Class A	101,100	123,659
	Anhui Conch Cement Co. Ltd., Class H	706,000	1,663,417
	Anhui Gujing Distillery Co. Ltd., Class A	26,300	369,531
	Anhui Heli Co. Ltd., Class A	73,800	199,530
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	47,100	142,422
*	Anhui Jianghuai Automobile Group Corp. Ltd., Class A	80,400	312,898
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	183,900	135,275
	Anhui Jinhe Industrial Co. Ltd., Class A	20,900	65,117
	Anhui XDLK Microsystem Corp. Ltd., Class A	12,851	71,592

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Anhui Yingjiagongjiu Co. Ltd., Class A	46,300	$266,586
	Anhui Yingliu Electromechanical Co. Ltd., Class A	26,500	168,067
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	110,800	283,108
	Anji Microelectronics Technology Shanghai Co. Ltd., Class A	10,832	380,132
	Anjoy Foods Group Co. Ltd., Class A	14,200	188,934
	Anker Innovations Technology Co. Ltd., Class A	38,680	699,504
	ANTA Sports Products Ltd.	1,166,400	11,739,132
	Aoshikang Technology Co. Ltd., Class A	5,100	29,781
	Apeloa Pharmaceutical Co. Ltd., Class A	85,000	254,742
*	ApicHope Pharmaceutical Group Co. Ltd.	16,800	87,824
	APT Medical, Inc., Class A	8,802	296,526
	Arcsoft Corp. Ltd., Class A	19,716	97,572
	Asia - Potash International Investment Guangzhou Co. Ltd., Class A	74,874	574,767
	Asymchem Laboratories Tianjin Co. Ltd., Class A	11,970	270,560
	Autel Intelligent Technology Corp. Ltd., Class A	35,417	153,758
	Autobio Diagnostics Co. Ltd., Class A	34,000	166,754
	Avary Holding Shenzhen Co. Ltd., Class A	116,976	1,412,069
	Avicopter PLC, Class A	57,300	228,186
*	BAIC BluePark New Energy Technology Co. Ltd., Class A	131,100	117,012
*	BAIC Foton Motor Co. Ltd., Class A	708,000	330,352
*	Baidu, Inc. (9888 HK), Class A	1,542,500	21,367,633
		Shares	Value»
CHINA — (Continued)
#*	Baidu, Inc. (BIDU US), Sponsored ADR	2,069	$229,887
	Baimtec Material Co. Ltd., Class A	20,562	157,034
*	Baiyin Nonferrous Group Co. Ltd., Class A	343,500	253,497
	Bank of Beijing Co. Ltd., Class A	846,008	654,486
	Bank of Changsha Co. Ltd., Class A	328,284	463,781
	Bank of Chengdu Co. Ltd., Class A	338,750	928,932
	Bank of China Ltd., Class H	39,951,181	28,025,944
#	Bank of Communications Co. Ltd., Class H	6,160,515	5,935,501
	Bank of Guiyang Co. Ltd., Class A	331,123	283,577
	Bank of Hangzhou Co. Ltd., Class A	356,304	868,946
	Bank of Jiangsu Co. Ltd., Class A	1,142,270	2,001,980
	Bank of Nanjing Co. Ltd., Class A	515,580	888,395
	Bank of Ningbo Co. Ltd., Class A	283,242	1,338,171
	Bank of Shanghai Co. Ltd., Class A	597,183	836,220
	Bank of Suzhou Co. Ltd., Class A	341,360	429,809
	Bank of Xi'an Co. Ltd., Class A	377,800	205,517
*	Baoding Tianwei Baobian Electric Co. Ltd., Class A	122,200	215,203
	Baoji Titanium Industry Co. Ltd., Class A	29,300	122,624
	Baoshan Iron & Steel Co. Ltd., Class A	843,900	766,512
	Befar Group Co. Ltd., Class A	128,300	119,292
	Beibuwan Port Co. Ltd., Class A	161,100	296,305
*	Beijing Aerospace Shenzhou Intelligent Equipment Technology Co. Ltd., Class A	24,900	65,591
	Beijing Aosaikang Pharmaceutical Co. Ltd., Class A	15,500	29,951
*	Beijing BDStar Navigation Co. Ltd., Class A	26,700	112,403

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	630,560	$275,651
	Beijing Compass Technology Development Co. Ltd., Class A	20,045	244,834
	Beijing Dabeinong Technology Group Co. Ltd., Class A	247,300	111,763
	Beijing Dahao Technology Corp. Ltd., Class A	35,400	70,842
	Beijing Easpring Material Technology Co. Ltd., Class A	35,400	218,244
	Beijing Enlight Media Co. Ltd., Class A	107,306	189,333
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	16,700	31,097
	Beijing Haohua Energy Resource Co. Ltd., Class A	112,100	196,011
	Beijing Huafeng Test & Control Technology Co. Ltd., Class A	8,501	448,820
	Beijing Jetsen Technology Co. Ltd., Class A	195,700	147,838
	Beijing Jingyi Automation Equipment Co. Ltd., Class A	4,319	81,798
	Beijing Kingsoft Office Software, Inc., Class A	7,538	302,100
	Beijing New Building Materials PLC, Class A	44,203	126,337
	Beijing Originwater Technology Co. Ltd., Class A	216,500	114,182
*	Beijing Relpow Technology Co. Ltd., Class A	25,100	88,719
	Beijing Roborock Technology Co. Ltd., Class A	18,634	307,589
	Beijing Shiji Information Technology Co. Ltd., Class A	83,528	105,478
		Shares	Value»
CHINA — (Continued)
	Beijing Shougang Co. Ltd., Class A	373,100	$214,942
	Beijing Sifang Automation Co. Ltd., Class A	46,600	261,288
	Beijing Sinnet Technology Co. Ltd., Class A	111,088	222,041
	Beijing Tiantan Biological Products Corp. Ltd., Class A	148,100	281,671
	Beijing Tong Ren Tang Co. Ltd., Class A	73,700	287,602
	Beijing Ultrapower Software Co. Ltd., Class A	119,500	151,508
*	Beijing United Information Technology Co. Ltd., Class A	63,086	180,395
*	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	33,000	149,806
	Beijing Yanjing Brewery Co. Ltd., Class A	201,800	386,448
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	10,700	78,168
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	64,400	115,114
	Beijing-Shanghai High Speed Railway Co. Ltd., Class A	1,506,000	1,144,822
*	BeOne Medicines Ltd., Class H	206,000	5,092,317
*	BeOne Medicines Ltd. (BGNE US), ADR	3,540	1,118,675
	Bethel Automotive Safety Systems Co. Ltd., Class A	97,115	375,739
	Betta Pharmaceuticals Co. Ltd., Class A	25,306	215,429
*	BGI Genomics Co. Ltd., Class A	37,500	211,956
	Biem.L.Fdlkk Garment Co. Ltd., Class A	62,200	239,619
	Biwin Storage Technology Co. Ltd., Class A	15,425	514,239

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Bloomage Biotechnology Corp. Ltd. (688363 C1), Class A	11,600	$68,794
	Bloomage Biotechnology Corp. Ltd. (688363 CH), Class A	6,559	38,898
	Bluefocus Intelligent Communications Group Co. Ltd., Class A	72,580	154,288
	Bluestar Adisseo Co., Class A	80,301	100,240
	BOC International China Co. Ltd., Class A	126,000	220,796
*	BOE HC SemiTek Corp., Class A	15,800	24,225
	BOE Technology Group Co. Ltd., Class A	2,169,852	1,766,493
*	Bohai Leasing Co. Ltd., Class A	526,300	354,712
	BOTH Engineering Technology Co. Ltd., Class A	16,700	59,029
	BrightGene Bio-Medical Technology Co. Ltd., Class A	12,217	59,661
	BYD Co. Ltd., Class H	1,925,157	23,014,927
	By-health Co. Ltd., Class A	100,000	154,760
	Caitong Securities Co. Ltd., Class A	177,690	220,496
	Cambricon Technologies Corp. Ltd., Class A	12,331	2,017,266
*	Canmax Technologies Co. Ltd., Class A	31,170	250,040
	Castech, Inc., Class A	21,000	152,333
	Cathay Biotech, Inc., Class A	28,785	193,970
	CECEP Wind-Power Corp., Class A	536,160	280,756
	Central China Land Media Co. Ltd., Class A	65,400	123,868
*	CETC Chips Technology, Inc., Class A	48,600	87,267
	CETC Cyberspace Security Technology Co. Ltd., Class A	16,700	36,025
		Shares	Value»
CHINA — (Continued)
	CETC Digital Technology Co. Ltd., Class A	33,360	$77,664
	CETC Potevio Science&Technology Co. Ltd., Class A	19,000	44,213
Ω	CGN Power Co. Ltd., Class H	8,475,000	3,125,111
	Changchun High-Tech Industry Group Co. Ltd., Class A	17,000	204,120
	Changjiang Securities Co. Ltd., Class A	310,070	395,123
	Changzheng Engineering Technology Co. Ltd., Class A	23,000	73,459
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	3,200	46,990
	Chaozhou Three-Circle Group Co. Ltd., Class A	60,905	997,748
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	69,000	220,292
	Chengdu Xingrong Environment Co. Ltd., Class A	207,200	225,924
	Chengtun Mining Group Co. Ltd., Class A	108,600	170,916
*	Chengxin Lithium Group Co. Ltd., Class A	43,900	183,174
	Chifeng Jilong Gold Mining Group Ltd., Class A	116,900	688,500
	China Automotive Engineering Research Institute Co. Ltd., Class A	34,900	75,912
	China CITIC Bank Corp. Ltd., Class H	6,753,928	6,659,565
	China Coal Energy Co. Ltd., Class H	3,112,777	4,266,443
	China Coal Xinji Energy Co. Ltd., Class A	213,680	309,887
*††	China Common Rich Renewable Energy Investments Ltd.	5,416,000	0

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Construction Bank Corp., Class H	52,297,590	$61,367,345
	China CSSC Holdings Ltd., Class A	158,717	827,362
*	China Eastern Airlines Corp. Ltd., Class H	1,602,000	667,115
#	China Energy Engineering Corp. Ltd. (3996 HK), Class H	3,810,000	534,843
	China Energy Engineering Corp. Ltd. (601868 C1), Class A	2,502,824	964,310
*	China Enterprise Co. Ltd., Class A	67,200	22,508
	China Everbright Bank Co. Ltd., Class H	2,626,000	1,068,056
	China Film Group Co. Ltd., Class A	125,500	232,026
*	China First Heavy Industries Co. Ltd., Class A	406,400	185,948
	China Galaxy Securities Co. Ltd., Class H	4,184,500	4,063,977
	China Great Wall Securities Co. Ltd., Class A	25,400	31,278
*	China Greatwall Technology Group Co. Ltd., Class A	75,700	153,955
*	China Hainan Rubber Industry Group Co. Ltd., Class A	231,200	169,919
	China Hongqiao Group Ltd.	3,607,000	11,350,006
Ω	China International Capital Corp. Ltd., Class H	1,660,400	4,579,300
	China Jushi Co. Ltd., Class A	299,398	1,673,572
	China Kings Resources Group Co. Ltd., Class A	57,520	136,531
	China Leadshine Technology Co. Ltd., Class A	14,000	118,852
	China Life Insurance Co. Ltd., Class H	3,404,000	12,672,889
#	China Longyuan Power Group Corp. Ltd., Class H	2,225,000	1,637,062
	China Meheco Group Co. Ltd., Class A	134,771	190,916
		Shares	Value»
CHINA — (Continued)
	China Mengniu Dairy Co. Ltd.	2,417,000	$5,831,804
	China Merchants Bank Co. Ltd., Class H	3,045,554	19,759,784
	China Merchants Energy Shipping Co. Ltd., Class A	607,440	1,505,562
	China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	138,600	207,646
Ω	China Merchants Securities Co. Ltd., Class H	533,060	991,747
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	125,200	129,013
	China Minsheng Banking Corp. Ltd., Class H	2,181,600	1,009,429
	China National Chemical Engineering Co. Ltd., Class A	321,900	373,765
	China National Gold Group Gold Jewellery Co. Ltd., Class A	106,887	121,661
	China National Medicines Corp. Ltd., Class A	66,900	280,559
	China National Nuclear Power Co. Ltd., Class A	1,316,390	1,766,630
*	China National Software & Service Co. Ltd., Class A	14,500	70,784
	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd., Class A	94,500	83,726
	China Northern Rare Earth Group High-Tech Co. Ltd., Class A	106,300	626,081
	China Overseas Land & Investment Ltd.	3,341,000	5,746,449
	China Pacific Insurance Group Co. Ltd., Class H	2,835,400	11,066,768
	China Petroleum & Chemical Corp., Class H	24,026,800	13,578,184

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Petroleum Engineering Corp., Class A	305,400	$154,536
#	China Railway Group Ltd., Class H	3,601,000	1,657,876
	China Railway Hi-tech Industry Co. Ltd., Class A	166,300	179,965
	China Railway Materials Co. Ltd., Class A	385,100	143,656
	China Rare Earth Nonferrous Metals Co. Ltd., Class A	20,500	219,339
*	China Rare Earth Resources & Technology Co. Ltd., Class A	15,891	112,684
	China Resources Beer Holdings Co. Ltd.	1,561,111	4,710,154
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	105,800	255,106
	China Resources Jiangzhong Pharmaceutical Co. Ltd., Class A	56,700	221,516
	China Resources Land Ltd.	3,260,666	13,794,627
	China Resources Microelectronics Ltd., Class A	34,190	274,556
Ω	China Resources Mixc Lifestyle Services Ltd.	661,800	3,365,943
#	China Resources Power Holdings Co. Ltd.	1,996,517	4,918,784
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	85,564	327,508
	China Science Publishing & Media Ltd., Class A	8,500	24,907
#	China Shenhua Energy Co. Ltd., Class H	2,558,000	14,171,001
	China South Publishing & Media Group Co. Ltd., Class A	70,190	114,313
*	China Southern Airlines Co. Ltd., Class H	1,838,000	820,979
		Shares	Value»
CHINA — (Continued)
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd. (003035 C2), Class A	57,200	$46,894
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd. (003035 CH), Class A	58,400	47,877
	China Southern Power Grid Technology Co. Ltd., Class A	18,775	116,660
	China State Construction Engineering Corp. Ltd., Class A	1,567,800	1,092,277
	China Taiping Insurance Holdings Co. Ltd.	1,250,200	3,507,657
Ω	China Tourism Group Duty Free Corp. Ltd. (1880 HK), Class H	73,600	504,838
Ω	China Tower Corp. Ltd., Class H	5,290,500	6,762,944
	China TransInfo Technology Co. Ltd., Class A	83,000	97,651
	China Tungsten & Hightech Materials Co. Ltd., Class A	75,700	554,968
	China Wafer Level CSP Co. Ltd., Class A	31,400	134,907
	China World Trade Center Co. Ltd., Class A	41,700	118,666
	China XD Electric Co. Ltd., Class A	228,700	452,131
	China Yangtze Power Co. Ltd., Class A	968,647	4,175,771
	China Zhenhua Group Science & Technology Co. Ltd., Class A	21,800	132,219
#	China Zheshang Bank Co. Ltd., Class H	3,123,499	952,274
*	Chongqing Afari Technology Co. Ltd., Class A	120,100	148,182
	Chongqing Brewery Co. Ltd., Class A	32,900	226,742

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Chongqing Changan Automobile Co. Ltd., Class A	230,730	$269,146
	Chongqing Fuling Electric Power Industrial Co. Ltd., Class A	117,300	170,681
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	64,400	116,336
	Chongqing Rural Commercial Bank Co. Ltd., Class H	2,289,000	1,915,953
	Chongqing Sanfeng Environment Group Corp. Ltd., Class A	77,600	96,907
*	Chongqing Zhifei Biological Products Co. Ltd., Class A	35,509	68,569
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	107,206	225,005
	Chongyi Zhangyuan Tungsten Industry Co. Ltd., Class A	60,500	199,135
#	Chow Tai Fook Jewellery Group Ltd.	1,954,600	3,078,417
	Chow Tai Seng Jewellery Co. Ltd., Class A	118,300	226,345
	CIG Shanghai Co. Ltd., Class A	9,500	183,196
	CITIC Heavy Industries Co. Ltd., Class A	226,600	157,031
	CITIC Ltd.	3,520,000	5,540,574
	CITIC Securities Co. Ltd., Class H	1,211,800	4,230,253
	CMOC Group Ltd., Class H	3,870,966	8,342,806
	CNGR Advanced Material Co. Ltd., Class A	54,600	329,101
	CNOOC Energy Technology & Services Ltd., Class A	655,100	379,000
	COFCO Capital Holdings Co. Ltd., Class A	214,000	293,719
	COFCO Sugar Holding Co. Ltd., Class A	173,300	322,197
	Cofoe Medical Technology Co. Ltd., Class A	9,200	72,918
		Shares	Value»
CHINA — (Continued)
*	COL Global Co. Ltd., Class A	21,100	$77,640
	Contemporary Amperex Technology Co. Ltd., Class A	264,416	15,501,311
	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	1,242,000	2,196,327
	COSCO SHIPPING Holdings Co. Ltd., Class H	2,828,799	5,690,748
	COSCO SHIPPING Specialized Carriers Co. Ltd., Class A	221,300	370,575
	CRRC Corp. Ltd., Class H	4,170,000	2,798,305
	Crystal Clear Electronic Material Co. Ltd., Class A	45,045	78,440
#Ω	CSC Financial Co. Ltd., Class H	651,500	980,096
*	CSPC Innovation Pharmaceutical Co. Ltd., Class A	34,820	196,154
	CSPC Pharmaceutical Group Ltd.	7,271,200	7,954,074
	Dajin Heavy Industry Co. Ltd., Class A	43,900	256,580
	Daqin Railway Co. Ltd., Class A	325,200	239,515
	DaShenLin Pharmaceutical Group Co. Ltd., Class A	132,100	369,061
	Datang International Power Generation Co. Ltd., Class H	2,138,000	687,900
	DBG Technology Co. Ltd., Class A	75,800	209,793
	Dian Diagnostics Group Co. Ltd., Class A	23,400	63,166
	Digital China Group Co. Ltd., Class A	72,520	258,826
	Do-Fluoride New Materials Co. Ltd., Class A	59,420	275,707
	Dong-E-E-Jiao Co. Ltd., Class A	42,611	344,754
	Dongfang Electric Corp. Ltd., Class H	381,400	1,045,415
	Dongfang Electronics Co. Ltd., Class A	64,500	114,447

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Dongguan Dingtong Precision Metal Co. Ltd., Class A	5,906	$165,728
	Dongguan Yutong Optical Technology Co. Ltd., Class A	29,100	71,536
	Dongxing Securities Co. Ltd., Class A	154,418	316,269
	Double Medical Technology, Inc., Class A	14,600	93,554
	East Group Co. Ltd., Class A	48,500	33,620
	East Money Information Co. Ltd., Class A	466,973	1,394,330
*	Easyhome New Retail Group Co. Ltd., Class A	111,800	37,599
	Ecovacs Robotics Co. Ltd., Class A	20,600	185,304
	Electric Connector Technology Co. Ltd., Class A	22,400	120,958
	ENN Energy Holdings Ltd.	105,100	628,911
	ENN Natural Gas Co. Ltd., Class A	182,400	481,078
	Eoptolink Technology, Inc. Ltd., Class A	51,716	3,031,988
	Espressif Systems Shanghai Co. Ltd., Class A	8,272	125,840
*	Estun Automation Co. Ltd., Class A	30,700	135,395
*	Eternal Asia Supply Chain Management Ltd., Class A	163,000	111,419
	Eve Energy Co. Ltd., Class A	65,605	527,553
Ω	Everbright Securities Co. Ltd., Class H	315,000	304,815
	EverProX Technologies Co. Ltd., Class A	16,300	338,137
	Explosive Co. Ltd., Class A	48,437	68,734
	Fangda Carbon New Material Co. Ltd., Class A	266,840	204,909
*	Far East Smarter Energy Co. Ltd., Class A	101,400	199,351
*	Farasis Energy Gan Zhou Co. Ltd., Class A	85,392	128,932
		Shares	Value»
CHINA — (Continued)
	FAW Jiefang Group Co. Ltd., Class A	95,900	$92,293
	Feilong Auto Components Co. Ltd., Class A	33,100	169,405
	Ferrotec Anhui Technology Development Co. Ltd., Class A	17,700	77,724
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	48,600	236,992
	First Capital Securities Co. Ltd., Class A	188,100	183,002
	Focus Media Information Technology Co. Ltd., Class A	692,697	577,024
*	Focuslight Technologies, Inc., Class A	3,523	91,289
	Foran Energy Group Co. Ltd., Class A	44,400	74,817
	Foryou Corp., Class A	33,200	124,725
	Foshan Haitian Flavouring & Food Co. Ltd., Class A	216,772	1,233,020
	Founder Securities Co. Ltd., Class A	312,800	329,128
*	Founder Technology Group Corp., Class A	148,800	201,993
	Foxconn Industrial Internet Co. Ltd., Class A	729,300	6,122,725
	Fujian Funeng Co. Ltd., Class A	203,570	327,611
	Fujian Star-net Communication Co. Ltd., Class A	37,350	143,825
	Fujian Sunner Development Co. Ltd., Class A	97,480	241,354
	Fulin Precision Co. Ltd., Class A	40,514	93,606
Ω	Fuyao Glass Industry Group Co. Ltd., Class H	754,400	5,704,615
	Gan & Lee Pharmaceuticals Co. Ltd., Class A	20,300	206,747
Ω	Ganfeng Lithium Group Co. Ltd., Class H	265,800	1,248,650

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Gansu Shangfeng Materials Co. Ltd., Class A	59,400	$116,236
	G-bits Network Technology Xiamen Co. Ltd., Class A	5,400	311,124
	GCL Energy Technology Co. Ltd., Class A	129,100	288,240
*	GCL System Integration Technology Co. Ltd., Class A	195,100	73,504
	GD Power Development Co. Ltd., Class A	702,300	528,879
	Geely Automobile Holdings Ltd.	6,292,000	15,937,942
	GEM Co. Ltd., Class A	296,676	294,257
	Geovis Technology Co. Ltd., Class A	22,022	109,107
	GEPIC Energy Development Co. Ltd., Class A	150,200	173,647
	GF Securities Co. Ltd., Class H	1,100,600	2,400,032
	Giant Network Group Co. Ltd., Class A	115,000	499,882
	Giantec Semiconductor Corp., Class A	7,445	123,888
	GigaDevice Semiconductor, Inc., Class A	10,674	596,458
	Ginlong Technologies Co. Ltd., Class A	31,325	276,701
	Glarun Technology Co. Ltd., Class A	69,600	249,112
	GoerTek, Inc., Class A	180,100	617,266
*	Goke Microelectronics Co. Ltd., Class A	9,000	172,364
	Goldenmax International Group Ltd., Class A	21,000	158,262
	Goldwind Science & Technology Co. Ltd., Class H	827,600	1,027,643
	Goneo Group Co. Ltd., Class A	50,511	312,226
*	GoodWe Technologies Co. Ltd. (688390 C1), Class A	11,967	110,117
	Gotion High-tech Co. Ltd., Class A	107,100	452,871
	Grace Fabric Technology Co. Ltd., Class A	9,700	183,916
		Shares	Value»
CHINA — (Continued)
	Grandblue Environment Co. Ltd., Class A	56,700	$259,891
	Great Wall Motor Co. Ltd., Class H	2,512,000	2,882,278
	Gree Electric Appliances, Inc. of Zhuhai, Class A	174,036	1,090,920
	Green Development Electricity Group of Tianjin Co. Ltd., Class A	51,900	59,688
	GRG Banking Equipment Co. Ltd., Class A	160,300	243,018
	Grinm Advanced Materials Co. Ltd., Class A	28,100	146,800
	Guangdong Advertising Group Co. Ltd., Class A	83,700	84,288
	Guangdong Aofei Data Technology Co. Ltd., Class A	58,500	193,971
	Guangdong Construction Engineering Group Co. Ltd., Class A	287,400	141,409
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd., Class A	98,700	152,057
	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	71,200	168,503
	Guangdong Dowstone Technology Co. Ltd., Class A	40,600	109,119
	Guangdong Electric Power Development Co. Ltd., Class A	206,100	171,092
	Guangdong Fenghua Advanced Technology Holding Co. Ltd., Class A	56,200	408,852
	Guangdong Guanghua Sci-Tech Co. Ltd., Class A	23,600	72,949
	Guangdong Haid Group Co. Ltd., Class A	93,300	684,084
*	Guangdong HEC Technology Holding Co. Ltd., Class A	97,200	408,964

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Guangdong Hongda Holdings Group Co. Ltd., Class A	57,500	$239,188
	Guangdong Huate Gas Co. Ltd., Class A	5,596	105,127
	Guangdong Jia Yuan Technology Shares Co. Ltd., Class A	32,282	110,382
*	Guangdong Kingshine Electronic Technology Co. Ltd., Class A	13,700	94,592
*	Guangdong Orient Zirconic Ind Sci & Tech Co. Ltd., Class A	31,500	67,142
	Guangdong Provincial Expressway Development Co. Ltd., Class A	154,400	333,077
	Guangdong Topstar Technology Co. Ltd., Class A	18,200	80,247
	Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	40,400	156,847
	Guanghui Energy Co. Ltd., Class A	616,800	499,913
	Guangxi Huaxi Nonferrous Metal Co. Ltd., Class A	37,600	228,582
	Guangxi Liugong Machinery Co. Ltd., Class A	127,900	166,204
	Guangzhou Baiyun International Airport Co. Ltd., Class A	76,500	89,914
	Guangzhou Development Group, Inc., Class A	264,400	250,713
	Guangzhou Great Power Energy & Technology Co. Ltd., Class A	21,300	189,241
	Guangzhou Haige Communications Group, Inc. Co., Class A	96,352	142,290
	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	23,100	94,980
	Guangzhou Port Co. Ltd., Class A	277,300	127,733
		Shares	Value»
CHINA — (Continued)
	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	34,000	$227,605
	Guangzhou Tinci Materials Technology Co. Ltd., Class A	89,040	470,748
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	206,204	239,608
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	94,900	126,637
	Guizhou Chanhen Chemical Corp., Class A	43,800	223,908
	Guizhou Red Star Developing Co. Ltd., Class A	12,000	47,946
	Guocheng Mining Co. Ltd., Class A	38,600	159,299
	Guosen Securities Co. Ltd., Class A	142,100	217,079
*	Guosheng Securities, Inc., Class A	146,100	261,277
Ω	Guotai Haitong Securities Co. Ltd., Class H	1,771,552	3,375,466
	Guoyuan Securities Co. Ltd., Class A	96,140	104,565
	H World Group Ltd. (1179 HK)	951,300	4,041,425
#	H World Group Ltd. (HTHT US), ADR	25,939	1,107,336
#Ω	Haidilao International Holding Ltd.	254,000	384,300
	Haier Smart Home Co. Ltd. (600690 C1), Class A	240,600	825,960
	Haier Smart Home Co. Ltd. (6690 HK), Class H	2,144,800	6,183,103
	Hainan Jinpan Smart Technology Co. Ltd., Class A	26,743	254,406
	Hainan Mining Co. Ltd., Class A	98,900	133,666
	Hainan Strait Shipping Co. Ltd., Class A	184,300	183,605
	Haisco Pharmaceutical Group Co. Ltd., Class A	29,400	271,890
	Hangcha Group Co. Ltd., Class A	103,180	429,196

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	177,900	$244,716
	Hangzhou Chang Chuan Technology Co. Ltd., Class A	20,794	798,403
	Hangzhou First Applied Material Co. Ltd., Class A	106,929	232,242
	Hangzhou GreatStar Industrial Co. Ltd.	98,300	435,553
	Hangzhou Iron & Steel Co., Class A	198,300	191,430
*	Hangzhou Lion Microelectronics Co. Ltd., Class A	31,400	171,937
	Hangzhou Oxygen Plant Group Co. Ltd., Class A	69,600	237,336
	Hangzhou Robam Appliances Co. Ltd., Class A	28,521	67,347
	Hangzhou Silan Microelectronics Co. Ltd., Class A	85,322	356,292
	Hangzhou Zhongheng Electric Co. Ltd., Class A	23,900	125,577
	Han's Laser Technology Industry Group Co. Ltd., Class A	19,817	248,353
Ω	Hansoh Pharmaceutical Group Co. Ltd.	882,000	3,611,343
	Haohua Chemical Science & Technology Co. Ltd., Class A	63,800	377,216
	Harbin Boshi Automation Co. Ltd., Class A	71,800	142,450
*	Hebei Changshan Biochemical Pharmaceutical Co. Ltd., Class A	20,500	75,720
	Hebei Sinopack Electronic Technology Co. Ltd., Class A	14,960	209,151
	Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A	85,300	489,522
		Shares	Value»
CHINA — (Continued)
	Hefei Urban Construction Development Co. Ltd., Class A	38,200	$60,605
	Heilongjiang Agriculture Co. Ltd., Class A	141,605	258,895
*	Henan Dayou Energy Co. Ltd., Class A	89,300	73,821
	Henan Liliang Diamond Co. Ltd., Class A	13,600	100,570
	Henan Lingrui Pharmaceutical Co., Class A	43,800	149,130
	Henan Mingtai Al Industrial Co. Ltd., Class A	95,300	238,080
	Henan Pinggao Electric Co. Ltd., Class A	99,800	291,729
	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	205,500	794,555
	Henan Shijia Photons Technology Co. Ltd., Class A	23,545	314,092
	Henan Shuanghui Investment & Development Co. Ltd., Class A	146,929	565,750
	Henan Yuguang Gold & Lead Co. Ltd., Class A	33,700	58,072
*	Henan Yuneng Holdings Co. Ltd., Class A	106,000	188,001
	Henan Zhongfu Industry Co. Ltd., Class A	342,700	343,227
	Hengdian Group DMEGC Magnetics Co. Ltd., Class A	112,121	345,117
	Hengli Petrochemical Co. Ltd., Class A	331,700	820,608
	Hengtong Optic-electric Co. Ltd., Class A	128,100	898,407
	Hengyi Petrochemical Co. Ltd., Class A	234,288	557,711
	Hesteel Co. Ltd., Class A	778,953	246,981
	Hgtech Co. Ltd., Class A	24,200	340,597
	Hisense Visual Technology Co. Ltd., Class A	98,100	394,846

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Hithink RoyalFlush Information Network Co. Ltd., Class A	29,513	$1,027,535
	HLA Group Corp. Ltd., Class A	447,200	417,364
	HMT Xiamen New Technical Materials Co. Ltd., Class A	16,300	139,676
	Hongfa Technology Co. Ltd., Class A	8,400	44,200
#*Ω	Hua Hong Grace Semiconductor Ltd.	419,000	6,828,470
	Huaan Securities Co. Ltd., Class A	345,700	390,932
	Huada Automotive Technology Corp. Ltd., Class A	21,100	117,181
	Huadian Power International Corp. Ltd., Class H	82,000	43,476
	Huadong Medicine Co. Ltd., Class A	131,800	568,947
	Huafon Chemical Co. Ltd., Class A	294,683	479,003
	Huaibei Mining Holdings Co. Ltd., Class A	178,800	400,345
	Huaihe Energy Group Co. Ltd., Class A	371,700	192,063
	Hualan Biological Engineering, Inc., Class A	38,800	77,280
	Huaming Power Equipment Co. Ltd., Class A	47,800	144,658
#	Huaneng Power International, Inc., Class H	3,914,000	3,007,947
#Ω	Huatai Securities Co. Ltd., Class H	1,301,400	2,805,442
	Huaxi Securities Co. Ltd., Class A	237,800	296,079
	Huaxia Bank Co. Ltd., Class A	604,256	624,200
	Huayu Automotive Systems Co. Ltd., Class A	151,600	378,496
	Hubei Dinglong Co. Ltd., Class A	44,900	456,232
	Hubei Energy Group Co. Ltd., Class A	256,983	179,706
*	Hubei Feilihua Quartz Glass Co. Ltd., Class A	19,100	206,014
		Shares	Value»
CHINA — (Continued)
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	68,848	$273,856
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	89,300	381,472
	Hubei Yihua Chemical Industry Co. Ltd., Class A	78,700	153,011
	Hubei Zhenhua Chemical Co. Ltd., Class A	32,300	148,907
	Hui Lyu Ecological Technology Groups Co. Ltd., Class A	25,500	113,032
	Huishang Bank Corp. Ltd., Class H	833,000	539,015
	Huizhou Desay Sv Automotive Co. Ltd., Class A	23,900	326,973
	Hunan Aihua Group Co. Ltd., Class A	22,800	82,050
	Hunan Gold Corp. Ltd., Class A	70,880	241,856
*	Hunan Silver Co. Ltd., Class A	182,300	215,337
	Hunan Valin Steel Co. Ltd., Class A	497,400	290,053
	Hundsun Technologies, Inc., Class A	73,529	249,750
*	Hybio Pharmaceutical Co. Ltd., Class A	52,300	163,303
	Hygon Information Technology Co. Ltd., Class A	51,772	2,124,289
*	Hymson Laser Technology Group Co. Ltd., Class A	9,491	60,117
*	Hytera Communications Corp. Ltd., Class A	128,300	156,350
	IEIT Systems Co. Ltd., Class A	49,284	522,297
	Iflytek Co. Ltd., Class A	66,700	416,639
	IKD Co. Ltd., Class A	82,200	165,521
	Imeik Technology Development Co. Ltd., Class A	16,700	269,919
	Industrial & Commercial Bank of China Ltd., Class H	35,501,185	33,959,986
	Industrial Bank Co. Ltd., Class A	955,539	2,675,166
	Industrial Securities Co. Ltd., Class A	350,848	314,104

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	INESA Intelligent Tech, Inc., Class A	47,000	$123,067
	Infore Environment Technology Group Co. Ltd., Class A	233,424	271,573
	Ingenic Semiconductor Co. Ltd., Class A	13,600	254,644
*	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	1,386,020	458,139
	Inner Mongolia Berun Chemical Co. Ltd., Class A	294,400	260,799
	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	242,000	967,282
	Inner Mongolia ERDOS Resources Co. Ltd., Class A	113,756	214,345
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	551,303	386,820
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	398,400	291,345
	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd., Class A	108,600	513,421
	Inner Mongolia Yili Industrial Group Co. Ltd., Class A	366,000	1,468,523
*Ω	Innovent Biologics, Inc.	593,000	6,548,018
	iRay Group, Class A	17,812	221,697
	IRICO Display Devices Co. Ltd., Class A	274,400	316,365
*	J&T Global Express Ltd.	2,017,200	2,594,864
*	JA Solar Technology Co. Ltd., Class A	191,604	213,137
	Jack Technology Co. Ltd., Class A	38,600	246,636
	Jason Furniture Hangzhou Co. Ltd., Class A	39,480	147,305
	JCET Group Co. Ltd., Class A	100,900	979,457
	JCHX Mining Management Co. Ltd., Class A	43,000	473,782
*Ω	JD Health International, Inc.	842,150	4,237,881
*Ω	JD Logistics, Inc.	1,611,800	3,090,697
		Shares	Value»
CHINA — (Continued)
	JD.com, Inc. (9618 HK), Class A	1,240,821	$20,411,471
	JD.com, Inc. (JD US), ADR	116,630	3,849,956
	Jiangsu Azure Corp., Class A	117,364	276,229
	Jiangsu Boqian New Materials Stock Co. Ltd., Class A	10,200	205,288
	Jiangsu Broadcasting Cable Information Network Corp. Ltd., Class A	316,100	146,027
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	423,486	403,439
	Jiangsu Dingsheng New Energy Materials Co. Ltd., Class A	58,400	187,410
*	Jiangsu Eastern Shenghong Co. Ltd., Class A	273,440	476,486
	Jiangsu Etern Co. Ltd., Class A	37,800	178,842
	Jiangsu Expressway Co. Ltd., Class H	220,000	272,088
	Jiangsu Financial Leasing Co. Ltd., Class A	13,100	12,692
	Jiangsu Guotai International Group Co. Ltd., Class A	35,600	41,908
	Jiangsu Hengli Hydraulic Co. Ltd., Class A	47,486	763,513
	Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	139,700	1,119,000
*	Jiangsu Hongtian Technology Co. Ltd., Class A	5,600	41,877
	Jiangsu Hoperun Software Co. Ltd., Class A	19,600	109,622
	Jiangsu Jiejie Microelectronics Co. Ltd., Class A	56,680	195,188
	Jiangsu King's Luck Brewery JSC Ltd., Class A	99,600	423,429
	Jiangsu Lihua Foods Group Co. Ltd.	58,300	164,673

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Jiangsu Lopal Tech Group Co. Ltd., Class A	35,900	$99,417
	Jiangsu Nata Opto-electronic Material Co. Ltd., Class A	32,388	231,729
	Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	57,200	187,452
	Jiangsu Pacific Quartz Co. Ltd., Class A	26,252	163,080
	Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	131,300	194,890
	Jiangsu Shemar Electric Co. Ltd., Class A	22,000	137,448
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	70,600	95,052
	Jiangsu Sidike New Material Science & Technology Co. Ltd. (300806 C2), Class A	36,400	224,559
	Jiangsu Xinquan Automotive Trim Co. Ltd., Class A	38,080	217,536
	Jiangsu Yanghe Distillery Co. Ltd., Class A	17,400	110,566
	Jiangsu Yangnong Chemical Co. Ltd., Class A	33,926	284,394
	Jiangsu Yoke Technology Co. Ltd., Class A	18,462	365,910
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	51,100	212,741
	Jiangsu Zhongtian Technology Co. Ltd., Class A	159,700	672,348
	Jiangxi Copper Co. Ltd., Class H	1,003,000	4,512,904
*	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd., Class A	12,900	49,009
*	Jiangxi Special Electric Motor Co. Ltd., Class A	63,400	77,045
		Shares	Value»
CHINA — (Continued)
	Jiangyin Jianghua Microelectronics Materials Co. Ltd., Class A	21,100	$87,461
	Jianshe Industry Group Yunnan Co. Ltd., Class A	60,000	172,645
	Jiayou International Logistics Co. Ltd., Class A	107,996	208,100
	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	34,500	93,871
	Jilin OLED Material Tech Co. Ltd., Class A	9,827	51,771
	Jinduicheng Molybdenum Co. Ltd., Class A	255,400	792,641
	Jinhong Gas Co. Ltd., Class A	27,172	104,564
*	Jinko Solar Co. Ltd., Class A	327,832	210,463
	Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	48,000	116,954
	Jinyu Bio-Technology Co. Ltd., Class A	68,000	127,289
	JiuGui Liquor Co. Ltd., Class A	25,500	158,028
	Jizhong Energy Resources Co. Ltd., Class A	89,410	62,807
	Jointown Pharmaceutical Group Co. Ltd., Class A	303,825	231,801
	Jones Tech PLC, Class A	16,800	107,493
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	72,000	216,695
	Juneyao Airlines Co. Ltd., Class A	206,240	338,683
*	Jushri Technologies, Inc., Class A	23,700	101,876
	Kaishan Group Co. Ltd., Class A	69,700	177,396
	KE Holdings, Inc., Class A	1,115,900	6,258,972
	Keboda Technology Co. Ltd., Class A	25,300	158,768
	Keda Industrial Group Co. Ltd., Class A	135,200	330,072

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Kehua Data Co. Ltd., Class A	52,940	$224,919
	Kingboard Holdings Ltd.	470,500	2,352,970
	Kingboard Laminates Holdings Ltd.	715,500	2,665,490
*	KingClean Electric Co. Ltd., Class A	30,500	125,955
	Kingfa Sci & Tech Co. Ltd., Class A	147,900	338,693
	Kingnet Network Co. Ltd., Class A	150,400	382,569
	Kingsemi Co. Ltd., Class A	4,797	208,111
	Konfoong Materials International Co. Ltd., Class A	13,800	415,209
Ω	Kuaishou Technology	3,110,600	17,323,373
	Kuang-Chi Technologies Co. Ltd., Class A	30,300	138,649
*	Kunlun Tech Co. Ltd., Class A	21,100	134,729
	Kunshan Dongwei Technology Co. Ltd., Class A	9,570	72,552
	Kunshan Kinglai Hygienic Materials Co. Ltd., Class A	15,200	102,255
	Kweichow Moutai Co. Ltd., Class A	67,960	13,588,369
*	Kyland Technology Co. Ltd., Class A	23,200	60,549
	Lakala Payment Co. Ltd., Class A	73,960	175,512
	Lao Feng Xiang Co. Ltd., Class A	27,700	147,938
	LB Group Co. Ltd., Class A	145,500	352,604
	Leader Harmonious Drive Systems Co. Ltd., Class A	3,212	144,628
	Lenovo Group Ltd.	9,521,278	29,117,902
	Lens Technology Co. Ltd., Class A	210,700	982,556
	Leo Group Co. Ltd., Class A	305,600	209,823
	Lepu Medical Technology Beijing Co. Ltd., Class A	111,100	214,773
	Levima Advanced Materials Corp., Class A	71,200	197,861
	Leyard Optoelectronic Co. Ltd., Class A	143,200	113,830
		Shares	Value»
CHINA — (Continued)
#*	Li Auto, Inc. (2015 HK), Class A	805,800	$5,488,018
	Lianhe Chemical Technology Co. Ltd., Class A	64,000	142,880
	Lily Group Co. Ltd., Class A	20,000	138,771
	Lingyi iTech Guangdong Co., Class A	292,018	534,767
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	9,377	26,381
	Loncin Motor Co. Ltd., Class A	153,500	334,211
Ω	Longfor Group Holdings Ltd.	16,807	14,709
*	LONGi Green Energy Technology Co. Ltd., Class A	114,388	220,064
	Longshine Technology Group Co. Ltd., Class A	57,600	94,618
*	Lotus Holdings Co. Ltd.	119,700	144,333
	Luxi Chemical Group Co. Ltd., Class A	151,900	284,239
	Luxshare Precision Industry Co. Ltd., Class A	389,124	3,316,040
	Luzhou Laojiao Co. Ltd., Class A	70,529	949,556
	Mango Excellent Media Co. Ltd., Class A	144,092	349,364
*	Maxscend Microelectronics Co. Ltd., Class A	19,300	193,759
	Maxvision Technology Corp., Class A	12,500	74,925
	Mehow Innovative Ltd., Class A	36,680	85,720
	Meihua Holdings Group Co. Ltd., Class A	205,800	247,614
	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	105,357	74,554
*Ω	Meituan, Class B	1,632,640	19,275,726
	Micro-Tech Nanjing Co. Ltd., Class A	10,245	110,611
	Midea Group Co. Ltd. 000333 C2, Class A	274,401	3,561,546
	Midea Group Co. Ltd. 300 HK, Class H	204,400	2,589,702

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Ming Yang Smart Energy Group Ltd., Class A	62,804	$103,568
	Mloptic Corp., Class A	1,706	79,998
*	MLS Co. Ltd., Class A	90,900	137,184
*	MMG Ltd.	4,564,000	4,898,069
	Montage Technology Co. Ltd., Class A	14,543	440,818
	Moon Environment Technology Co. Ltd., Class A	39,240	204,916
	Muyuan Foods Group Co. Ltd., Class A	349,461	2,032,072
	Nanjing Iron & Steel Co. Ltd., Class A	670,400	499,276
	Nanjing Securities Co. Ltd., Class A	159,600	161,807
	Nanjing Tanker Corp., Class A	382,500	206,365
	Nantong Jianghai Capacitor Co. Ltd., Class A	47,600	413,225
	NARI Technology Co. Ltd., Class A	410,842	1,480,866
*	National Silicon Industry Group Co. Ltd., Class A	91,819	319,036
	NAURA Technology Group Co. Ltd., Class A	17,350	1,762,638
*	NavInfo Co. Ltd., Class A	152,150	150,537
	NBTM New Materials Group Co. Ltd., Class A	52,300	205,158
	Netac Technology Co. Ltd., Class A	2,300	13,359
	NetEase, Inc. (9999 HK)	542,100	14,423,227
	NetEase, Inc. (NTES US), ADR	204,362	27,235,324
	New China Life Insurance Co. Ltd., Class H	1,028,300	6,340,839
	Neway Valve Suzhou Co. Ltd., Class A	55,500	375,198
	Newland Digital Technology Co. Ltd., Class A	64,700	180,322
	Ningbo Boway Alloy Material Co. Ltd., Class A	62,600	154,572
	Ningbo Deye Technology Co. Ltd., Class A	40,600	492,504
		Shares	Value»
CHINA — (Continued)
	Ningbo Huaxiang Electronic Co. Ltd., Class A	60,000	$166,389
	Ningbo Jifeng Auto Parts Co. Ltd., Class A	137,600	268,072
	Ningbo Jintian Copper Group Co. Ltd., Class A	32,600	47,432
	Ningbo Joyson Electronic Corp., Class A	81,500	248,377
	Ningbo Orient Wires & Cables Co. Ltd., Class A	41,930	255,534
*	Ningbo Ronbay New Energy Technology Co. Ltd., Class A	42,335	175,437
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	108,100	265,533
*	Ningbo Shanshan Co. Ltd., Class A	138,400	261,155
	Ningbo Sunrise Elc Technology Co. Ltd., Class A	13,900	53,303
	Ningbo Tuopu Group Co. Ltd., Class A	77,789	536,812
	Ningbo Yunsheng Co. Ltd., Class A	67,100	109,010
	Ningbo Zhoushan Port Co. Ltd., Class A	406,200	209,378
	Ningxia Baofeng Energy Group Co. Ltd., Class A	363,500	1,251,686
	Ningxia Orient Tantalum Industry Co. Ltd., Class A	19,629	127,275
*	NIO, Inc., Class A	764,500	3,751,280
Ω	Nongfu Spring Co. Ltd., Class H	1,602,400	8,923,772
	North Copper Co. Ltd., Class A	139,800	277,733
	North Industries Group Red Arrow Co. Ltd., Class A	23,900	50,948
	Northeast Securities Co. Ltd., Class A	212,000	254,537
	Novoray Corp., Class A	13,315	211,771
*	Nuode New Materials Co. Ltd., Class A	62,300	75,262
	Offshore Oil Engineering Co. Ltd., Class A	334,000	282,912

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	OFILM Group Co. Ltd., Class A	182,900	$195,546
	Olympic Circuit Technology Co. Ltd., Class A	41,300	192,489
	OmniVision Integrated Circuits Group, Inc.	20,300	266,302
	Oppein Home Group, Inc., Class A	36,100	186,109
	OPT Machine Vision Tech Co. Ltd., Class A	3,646	56,091
	ORG Technology Co. Ltd., Class A	193,700	141,803
	Orient Overseas International Ltd.	89,000	1,740,358
Ω	Orient Securities Co. Ltd., Class H	1,021,600	745,337
	Oriental Pearl Group Co. Ltd., Class A	158,000	192,542
*	Pacific Securities Co. Ltd., Class A	339,000	173,864
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	399,800	182,500
*	Pantum Technology Co. Ltd.	25,051	63,100
*	PDD Holdings, Inc., ADR	286,964	25,413,532
	People.cn Co. Ltd., Class A	37,400	93,378
	People's Insurance Co. Group of China Ltd. , Class H	7,709,000	5,359,245
	Perfect World Co. Ltd., Class A	26,885	43,659
	PetroChina Co. Ltd., Class H	18,890,000	24,036,752
Ω	Pharmaron Beijing Co. Ltd., Class H	168,900	494,332
	PhiChem Corp., Class A	35,700	166,598
	PICC Property & Casualty Co. Ltd., Class H	6,265,198	13,075,754
	Ping An Bank Co. Ltd., Class A	695,900	1,199,256
	Ping An Insurance Group Co. of China Ltd., Class H	5,357,000	40,020,916
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	180,901	214,400
	Piotech, Inc., Class A	6,496	639,009
		Shares	Value»
CHINA — (Continued)
	POCO Holding Co. Ltd., Class A	21,000	$180,786
*	Polaris Bay Group Co. Ltd., Class A	205,900	182,990
	Poly Developments & Holdings Group Co. Ltd., Class A	573,800	448,971
#Ω	Pop Mart International Group Ltd.	446,600	9,267,660
Ω	Postal Savings Bank of China Co. Ltd., Class H	7,311,000	4,735,282
	Power Construction Corp. of China Ltd., Class A	1,034,311	749,117
*	Qi An Xin Technology Group, Inc., Class A	36,567	147,116
	Qingdao East Steel Tower Stock Co. Ltd., Class A	68,300	189,848
	Qingdao Gon Technology Co. Ltd., Class A	22,368	155,368
	Qingdao Huicheng Environmental Technology Group Co. Ltd., Class A	17,000	200,279
	Qingdao Rural Commercial Bank Corp., Class A	553,429	260,030
	Qingdao Sentury Tire Co. Ltd., Class A	85,400	186,917
	Qingdao TGOOD Electric Co. Ltd., Class A	61,600	319,306
*	Qinghai Salt Lake Industry Co. Ltd., Class A	231,000	932,589
	QuantumCTek Co. Ltd., Class A	2,014	114,641
	Quectel Wireless Solutions Co. Ltd., Class A	24,680	165,432
	Quick Intelligent Equipment Co. Ltd., Class A	21,900	120,131
*	Quzhou Xin'an Development Co. Ltd., Class A	556,600	236,564
	Range Intelligent Computing Technology Group Co. Ltd., Class A	38,200	357,628
	Raytron Technology Co. Ltd., Class A	22,813	477,406

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Red Avenue New Materials Group Co. Ltd., Class A	24,139	$193,778
#*Ω	Remegen Co. Ltd., Class H	106,500	1,109,807
	RoboTechnik Intelligent Technology Co. Ltd., Class A	3,100	190,679
	Rockchip Electronics Co. Ltd., Class A	17,200	479,241
	Rongsheng Petrochemical Co. Ltd., Class A	521,394	955,044
*	Roshow Technology Co. Ltd., Class A	68,482	61,838
*	Ruyi Film Entertainment Co. Ltd., Class A	150,000	193,113
	Sai Micro Electronics, Inc., Class A	40,000	165,795
	SAIC Motor Corp. Ltd., Class A	51,600	86,551
	Sailun Group Co. Ltd., Class A	250,100	524,725
*	Sanan Optoelectronics Co. Ltd., Class A	211,300	383,262
	Sangfor Technologies, Inc., Class A	14,800	264,860
	Sany Heavy Industry Co. Ltd., Class A	286,434	872,304
	Satellite Chemical Co. Ltd., Class A	303,861	1,139,323
	SDIC Capital Co. Ltd., Class A	259,804	251,059
	SDIC Power Holdings Co. Ltd., Class A	282,500	638,627
	Sealand Securities Co. Ltd., Class A	578,390	329,115
	Seres Group Co. Ltd., Class A	86,800	801,447
	SF Diamond Co. Ltd., Class A	15,600	68,182
	SF Holding Co. Ltd. 002352 C2, Class A	143,161	742,700
#	SF Holding Co. Ltd. 6936 HK, Class H	90,200	388,899
	SG Micro Corp., Class A	15,369	217,576
*	Shaanxi Aerospace Power Hi-Tech Co. Ltd., Class A	14,700	38,076
	Shaanxi Beiyuan Chemical Industry Group Co. Ltd., Class A	267,410	145,709
		Shares	Value»
CHINA — (Continued)
	Shaanxi Coal Industry Co. Ltd., Class A	638,500	$2,343,545
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	261,450	333,825
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	107,900	251,952
	Shandong Dawn Polymer Co. Ltd., Class A	15,600	59,511
	Shandong Dongyue Silicone Material Co. Ltd., Class A	61,632	130,061
Ω	Shandong Gold Mining Co. Ltd., Class H	915,500	2,363,189
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	99,035	766,632
	Shandong Hi-speed Co. Ltd., Class A	103,100	173,358
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	191,555	611,235
	Shandong Humon Smelting Co. Ltd., Class A	108,200	214,984
	Shandong Linglong Tyre Co. Ltd., Class A	70,300	120,932
	Shandong Nanshan Aluminum Co. Ltd., Class A	760,210	532,325
	Shandong Pharmaceutical Glass Co. Ltd., Class A	69,000	203,905
	Shandong Publishing & Media Co. Ltd., Class A	108,900	121,188
	Shandong Sun Paper Industry JSC Ltd., Class A	265,450	572,773
	Shandong Weifang Rainbow Chemical Co. Ltd., Class A	15,640	131,045
	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd., Class A	89,600	115,599
*	Shanghai Aiko Solar Energy Co. Ltd., Class A	69,440	127,054

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanghai Allist Pharmaceuticals Co. Ltd., Class A	31,340	$516,610
	Shanghai AtHub Co. Ltd., Class A	55,800	200,566
	Shanghai Bailian Group Co. Ltd., Class A	63,900	76,449
	Shanghai Bairun Investment Holding Group Co. Ltd., Class A	108,836	331,953
	Shanghai Baosight Software Co. Ltd., Class A	77,118	212,510
	Shanghai Belling Co. Ltd., Class A	21,500	73,177
	Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	17,058	264,806
	Shanghai Chinafortune Co. Ltd., Class A	96,100	188,028
	Shanghai Construction Group Co. Ltd., Class A	96,976	34,035
	Shanghai Daimay Automotive Interior Co. Ltd., Class A	154,900	220,461
*	Shanghai DZH Ltd., Class A	68,800	85,726
	Shanghai Electric Group Co. Ltd., Class H	2,092,000	857,531
	Shanghai Electric Power Co. Ltd., Class A	150,900	323,517
*	Shanghai Feilo Acoustics Co. Ltd., Class A	113,000	92,639
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	77,500	162,556
	Shanghai Fullhan Microelectronics Co. Ltd., Class A	10,800	89,822
	Shanghai Gentech Co. Ltd., Class A	15,019	110,416
	Shanghai Hanbell Precise Machinery Co. Ltd., Class A	17,100	64,665
	Shanghai Huace Navigation Technology Ltd., Class A	47,460	199,509
	Shares	Value»
CHINA — (Continued)
Shanghai Huafon Aluminium Corp., Class A	35,400	$82,291
Shanghai Huayi Group Co. Ltd., Class A	131,700	160,248
Shanghai International Airport Co. Ltd., Class A	66,900	244,661
Shanghai International Port Group Co. Ltd., Class A	28,800	22,579
Shanghai Jahwa United Co. Ltd., Class A	34,900	95,134
Shanghai Jinjiang International Hotels Co. Ltd., Class A	79,800	230,164
Shanghai Lingang Holdings Corp. Ltd., Class A	104,760	139,065
Shanghai M&G Stationery, Inc., Class A	74,200	257,566
Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	39,900	113,442
Shanghai Moons' Electric Co. Ltd., Class A	6,300	46,128
Shanghai Pret Composites Co. Ltd., Class A	35,800	48,203
Shanghai Pudong Development Bank Co. Ltd., Class A	882,471	1,242,874
Shanghai Putailai New Energy Technology Group Co. Ltd.	119,956	423,047
Shanghai RAAS Blood Products Co. Ltd., Class A	216,100	165,868
Shanghai Rural Commercial Bank Co. Ltd., Class A	331,200	421,589
Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	15,700	20,555
Shanghai Sinyang Semiconductor Materials Co. Ltd., Class A	12,800	160,140
Shanghai Stonehill Technology Co. Ltd., Class A	222,300	222,678

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanghai Tunnel Engineering Co. Ltd., Class A	245,100	$205,178
*	Shanghai Vital Microtech Co. Ltd.	57,500	221,567
	Shanghai Yct Electronics Group Co. Ltd., Class A	10,660	67,563
*	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	247,119	170,177
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	73,200	348,486
	Shanghai Zhenhua Heavy Industries Co. Ltd., Class A	257,600	165,193
	Shanghai Zhonggu Logistics Co. Ltd., Class A	180,399	288,072
	Shanjin International Gold Co. Ltd., Class A	195,817	678,095
	Shannon Semiconductor Technology Co. Ltd., Class A	16,500	354,938
	Shantui Construction Machinery Co. Ltd., Class A	121,500	204,020
	Shanxi Coal International Energy Group Co. Ltd., Class A	140,500	262,985
	Shanxi Coking Coal Energy Group Co. Ltd., Class A	439,530	423,440
	Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	219,930	492,194
*	Shanxi Meijin Energy Co. Ltd., Class A	272,100	145,440
	Shanxi Securities Co. Ltd., Class A	333,880	267,730
	Shanxi Taigang Stainless Steel Co. Ltd., Class A	372,900	200,586
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	73,907	1,391,885
	Sharetronic Data Technology Co. Ltd., Class A	20,132	642,087
		Shares	Value»
CHINA — (Continued)
	Shenergy Co. Ltd., Class A	286,800	$363,131
	Shengda Resources Co. Ltd., Class A	35,900	134,602
	Shenghe Resources Holding Co. Ltd., Class A	80,000	245,180
	Shengyi Electronics Co. Ltd., Class A	24,628	344,436
	Shengyi Technology Co. Ltd., Class A	91,000	1,422,927
	Shennan Circuits Co. Ltd., Class A	25,399	1,158,519
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	1,950,400	640,009
	Shenyang Xingqi Pharmaceutical Co. Ltd., Class A	24,585	154,592
	Shenzhen Airport Co. Ltd., Class A	156,900	157,341
	Shenzhen Aisidi Co. Ltd., Class A	83,700	124,091
	Shenzhen Capchem Technology Co. Ltd., Class A	41,240	381,795
	Shenzhen Chipscreen Biosciences Co. Ltd., Class A	19,685	77,118
*	Shenzhen Dynanonic Co. Ltd., Class A	13,300	84,172
	Shenzhen Energy Group Co. Ltd., Class A	168,819	162,464
	Shenzhen Envicool Technology Co. Ltd., Class A	39,591	277,903
	Shenzhen Everwin Precision Technology Co. Ltd., Class A	86,900	354,984
	Shenzhen Fastprint Circuit Tech Co. Ltd., Class A	50,900	207,049
*	Shenzhen Fine Made Electronics Group Co. Ltd., Class A	6,800	54,345
	Shenzhen Fortune Trend Technology Co. Ltd., Class A	8,850	97,275
	Shenzhen FRD Science & Technology Co. Ltd., Class A	30,700	143,679
	Shenzhen Gas Corp. Ltd., Class A	71,400	69,266

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shenzhen Goodix Technology Co. Ltd., Class A	19,000	$147,456
	Shenzhen H&T Intelligent Control Co. Ltd., Class A	53,300	158,497
	Shenzhen Honor Electronic Co. Ltd., Class A	7,420	193,936
	Shenzhen Hopewind Electric Co. Ltd., Class A	32,600	136,079
	Shenzhen Huaqiang Industry Co. Ltd., Class A	54,600	176,105
*	Shenzhen Infogem Technologies Co. Ltd., Class A	23,600	104,030
	Shenzhen Inovance Technology Co. Ltd., Class A	40,500	384,525
	Shenzhen JPT Opto-Electronics Co. Ltd., Class A	4,151	170,499
	Shenzhen Kaifa Technology Co. Ltd., Class A	83,800	461,392
	Shenzhen Kangtai Biological Products Co. Ltd., Class A	101,200	188,141
	Shenzhen Kedali Industry Co. Ltd., Class A	19,166	516,109
	Shenzhen Kinwong Electronic Co. Ltd., Class A	71,964	774,460
	Shenzhen Kstar Science & Technology Co. Ltd., Class A	40,900	185,264
	Shenzhen Megmeet Electrical Co. Ltd., Class A	7,400	116,935
	Shenzhen Microgate Technology Co. Ltd., Class A	50,800	105,851
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	56,480	1,329,694
	Shenzhen MTC Co. Ltd., Class A	377,400	414,255
		Shares	Value»
CHINA — (Continued)
	Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	49,269	$349,674
	Shenzhen Qingyi Photomask Ltd., Class A	13,986	57,065
	Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	34,300	169,249
	Shenzhen SC New Energy Technology Corp., Class A	26,959	228,080
	Shenzhen SED Industry Co. Ltd., Class A	70,500	141,172
	Shenzhen Senior Technology Material Co. Ltd., Class A	93,752	184,822
	Shenzhen Sunlord Electronics Co. Ltd., Class A	53,300	336,919
	Shenzhen Sunway Communication Co. Ltd., Class A	40,400	343,186
	Shenzhen Topband Co. Ltd., Class A	64,000	97,355
	Shenzhen Transsion Holdings Co. Ltd., Class A	40,471	385,562
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	102,100	252,688
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	224,100	148,726
	Shenzhen Yinghe Technology Co. Ltd., Class A	41,400	127,049
*	Shenzhen Yitoa Intelligent Control Co. Ltd., Class A	42,700	79,900
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	104,541	407,242
	Shenzhen Zhaowei Machinery & Electronic Co. Ltd., Class A	14,300	164,259
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	304,014	284,447

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shenzhou International Group Holdings Ltd.	348,700	$1,981,773
	Shida Shinghwa Advanced Material Group Co. Ltd., Class A	11,600	109,680
	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	63,800	125,524
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	131,556	329,408
*	Siasun Robot & Automation Co. Ltd., Class A	62,200	141,623
	Sichuan Changhong Electric Co. Ltd., Class A	232,505	238,977
	Sichuan Chuantou Energy Co. Ltd., Class A	169,300	396,664
	Sichuan Development Lomon Co. Ltd., Class A	123,600	155,176
	Sichuan EM Technology Co. Ltd., Class A	51,700	263,327
*	Sichuan Hebang Biotechnology Co. Ltd., Class A	625,500	219,504
*	Sichuan Hexie Shuangma Co. Ltd., Class A	45,400	142,505
*	Sichuan Hongda Co. Ltd., Class A	62,800	116,699
	Sichuan Injet Electric Co. Ltd., Class A	6,600	42,748
	Sichuan Jiuzhou Electric Co. Ltd., Class A	40,500	69,142
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	107,801	695,230
*	Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd., Class H	23,800	1,463,353
	Sichuan New Energy Power Co. Ltd., Class A	59,300	107,482
	Sichuan Road & Bridge Group Co. Ltd., Class A	429,140	573,544
	Sichuan Swellfun Co. Ltd., Class A	44,200	191,757
		Shares	Value»
CHINA — (Continued)
	Sichuan Teway Food Group Co. Ltd., Class A	21,300	$47,852
	Sichuan Yahua Industrial Group Co. Ltd., Class A	78,600	203,900
	Sino Biopharmaceutical Ltd.	10,703,500	6,867,216
*	Sinochem International Corp., Class A	187,300	127,057
	Sinofibers Technology Co. Ltd., Class A	14,600	52,742
	Sinolink Securities Co. Ltd., Class A	166,800	216,007
	Sinoma International Engineering Co., Class A	221,900	261,848
	Sinoma Science & Technology Co. Ltd., Class A	79,594	507,774
*	Sinomach Heavy Equipment Group Co. Ltd., Class A	437,100	215,424
	Sinomach Precision Industry Group Co. Ltd., Class A	23,800	148,497
	Sinomine Resource Group Co. Ltd., Class A	28,500	198,523
	Sino-Platinum Metals Co. Ltd., Class A	48,900	132,978
	Sinotruk Hong Kong Ltd.	562,500	2,915,454
	Sinotruk Jinan Truck Co. Ltd., Class A	89,500	307,710
	Skshu Paint Co. Ltd., Class A	61,586	213,530
	Skyworth Digital Co. Ltd., Class A	73,900	103,360
	SooChow Securities Co. Ltd., Class A	278,650	335,078
	Southwest Securities Co. Ltd., Class A	131,900	81,698
	SPIC Green Energy Co. Ltd., Class A	200,600	161,878
	SPIC Hydropower Co. Ltd., Class A	59,800	111,785
	Spring Airlines Co. Ltd., Class A	64,300	448,389
	StarPower Semiconductor Ltd., Class A	12,760	151,731
	State Grid Information & Communication Co. Ltd., Class A	70,300	162,866

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	State Grid Yingda Co. Ltd., Class A	242,800	$183,700
	STO Express Co. Ltd., Class A	129,100	269,224
	Sumec Corp. Ltd., Class A	98,600	163,150
	Sungrow Power Supply Co. Ltd., Class A	124,420	1,913,358
	Sunny Optical Technology Group Co. Ltd.	68,500	489,581
	Sunresin New Materials Co. Ltd., Class A	27,800	241,014
	Sunshine Guojian Pharmaceutical Shanghai Co. Ltd., Class A	33,252	200,939
	Suntak Technology Co. Ltd., Class A	90,300	149,077
	Sunwoda Electronic Co. Ltd., Class A	64,300	181,497
	SUPCON Technology Co. Ltd., Class A	23,570	324,621
*	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	84,900	2,154,546
	Suzhou Maxwell Technologies Co. Ltd., Class A	14,461	318,511
	Suzhou Secote Precision Electronic Co. Ltd., Class A	21,610	123,153
*	Suzhou SLAC Precision Equipment Co. Ltd., Class A	22,500	41,251
	Suzhou TFC Optical Communication Co. Ltd., Class A	43,904	1,107,324
*	Suzhou Victory Precision Manufacture Co. Ltd., Class A	128,000	48,875
*	Suzhou Zelgen Biopharmaceutical Co. Ltd., Class A	15,561	281,167
*	SVG Optronics Co. Ltd., Class A	9,800	56,325
	T&S Communications Co. Ltd., Class A	10,800	181,650
*	Talkweb Information System Co. Ltd., Class A	26,200	100,543
	TangShan Port Group Co. Ltd., Class A	531,500	381,835
		Shares	Value»
CHINA — (Continued)
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	75,900	$74,800
	Tangshan Sunfar Silicon Industry Co. Ltd., Class A	19,400	102,227
	Tasly Pharmaceutical Group Co. Ltd., Class A	152,940	365,258
	TBEA Co. Ltd., Class A	291,720	905,270
	TCL Technology Group Corp., Class A	1,328,498	930,239
	TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	176,325	230,119
*	TDG Holdings Co. Ltd., Class A	75,100	184,327
	Tencent Holdings Ltd.	3,372,200	206,051,489
	Tencent Music Entertainment Group, ADR	538,937	5,092,955
	Thinkon Semiconductor Jinzhou Corp., Class A	6,384	87,744
	Thunder Software Technology Co. Ltd., Class A	12,900	115,701
	Tian Di Science & Technology Co. Ltd., Class A	381,520	278,812
*	Tianfeng Securities Co. Ltd., Class A	426,200	234,448
	Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd., Class A	33,800	191,856
	Tianjin Port Co. Ltd., Class A	199,604	131,034
*	Tianma Microelectronics Co. Ltd., Class A	200,355	191,864
	Tianneng Battery Group Co. Ltd., Class A	37,457	125,370
*	Tianqi Lithium Corp., Class H	164,800	701,980
	Tianshan Aluminum Group Co. Ltd., Class A	367,400	719,576
*	TianShan Material Co. Ltd., Class A	140,200	79,553
	Tianshui Huatian Technology Co. Ltd., Class A	229,800	526,792

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Tibet Cheezheng Tibetan Medicine Co. Ltd., Class A	18,600	$57,823
	Tibet Huayu Mining Co. Ltd., Class A	25,700	74,234
	Tibet Rhodiola Pharmaceutical Holding Co., Class A	21,010	120,359
	Tinergy Chemical Co. Ltd., Class A	235,235	161,623
*	Tongding Interconnection Information Co. Ltd., Class A	49,500	101,574
	TongFu Microelectronics Co. Ltd., Class A	117,200	984,949
	Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	111,500	138,121
*	Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd., Class A	43,000	108,081
	Tongkun Group Co. Ltd., Class A	147,609	489,747
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	77,400	88,755
	Tongling Nonferrous Metals Group Co. Ltd., Class A	1,010,500	933,091
*	Tongwei Co. Ltd., Class A	60,100	103,999
	Topchoice Medical Corp., Class A	25,411	138,874
	Transfar Zhilian Co. Ltd., Class A	57,800	41,341
*	Trina Solar Co. Ltd., Class A	71,021	142,922
*	Trip.com Group Ltd. (9961 HK)	151,850	7,114,243
*	Trip.com Group Ltd. (TCOM US), ADR	293,024	13,775,058
	Triumph Science & Technology Co. Ltd., Class A	54,800	121,677
*	TRS Information Technology Corp. Ltd., Class A	23,800	49,633
	Tsinghua Tongfang Co. Ltd., Class A	212,900	224,230
	Tsingtao Brewery Co. Ltd., Class H	514,000	3,055,898
		Shares	Value»
CHINA — (Continued)
	Unigroup Guoxin Microelectronics Co. Ltd., Class A	23,199	$223,238
	Unisplendour Corp. Ltd., Class A	112,760	581,386
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	90,789	294,677
	Valiant Co. Ltd., Class A	43,500	82,330
*	Venustech Group, Inc., Class A	40,400	83,853
*	Verisilicon Microelectronics Shanghai Co. Ltd., Class A	5,590	159,174
	Victory Giant Technology Huizhou Co. Ltd., Class A	54,900	1,549,270
	Walvax Biotechnology Co. Ltd., Class A	91,600	167,240
	Wangsu Science & Technology Co. Ltd., Class A	138,500	288,374
	Wanhua Chemical Group Co. Ltd., Class A	180,000	1,984,260
	Wanxiang Qianchao Co. Ltd., Class A	184,000	305,605
	Wasu Media Holding Co. Ltd., Class A	112,900	116,941
	Weichai Power Co. Ltd., Class H	2,380,800	9,954,603
	Weifu High-Technology Group Co. Ltd., Class A	48,000	127,381
	Weihai Guangwei Composites Co. Ltd., Class A	55,326	212,048
	Wens Foodstuff Group Co. Ltd., Class A	350,860	732,282
	Wenzhou Yihua Connector Co. Ltd., Class A	9,200	70,733
	Western Mining Co. Ltd., Class A	168,200	957,416
	Western Region Gold Co. Ltd., Class A	65,900	248,845
	Western Securities Co. Ltd., Class A	238,600	238,892
	Western Superconducting Technologies Co. Ltd., Class A	29,292	228,717
	Wharf Holdings Ltd.	141,000	353,014

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Winner Medical Co. Ltd., Class A	59,677	$271,179
*	Winning Health Technology Group Co. Ltd., Class A	125,560	140,941
	Wolong Electric Group Co. Ltd., Class A	94,240	442,639
	Wuchan Zhongda Group Co. Ltd., Class A	389,550	290,721
	Wuhan Dr. Laser Technology Corp. Ltd., Class A	16,100	235,998
*	Wuhan Guide Infrared Co. Ltd., Class A	206,993	385,932
	Wuhan Jingce Electronic Group Co. Ltd., Class A	8,600	242,713
	Wuhan Raycus Fiber Laser Technologies Co. Ltd., Class A	26,200	123,552
	Wuhu Token Science Co. Ltd., Class A	173,000	170,441
	Wuliangye Yibin Co. Ltd., Class A	89,000	1,028,129
	WUS Printed Circuit Kunshan Co. Ltd., Class A	117,900	1,810,780
Ω	WuXi AppTec Co. Ltd., Class H	345,960	7,094,685
*Ω	Wuxi Biologics Cayman, Inc.	3,175,000	15,670,218
	Wuxi Huaguang Environment & Energy Group Co. Ltd., Class A	11,100	26,311
	Wuxi Lead Intelligent Equipment Co. Ltd., Class A	24,300	121,755
	Wuxi NCE Power Co. Ltd., Class A	21,100	151,633
	Wuxi Taiji Industry Ltd. Co., Class A	165,700	421,282
*	WuXi XDC Cayman, Inc.	269,000	1,774,416
	XCMG Construction Machinery Co. Ltd., Class A	619,370	822,262
	XGD, Inc., Class A	15,300	44,635
	Xiamen Amoytop Biotech Co. Ltd., Class A	32,553	281,481
	Xiamen Bank Co. Ltd., Class A	283,500	327,484
	Xiamen C & D, Inc., Class A	181,100	240,902
		Shares	Value»
CHINA — (Continued)
	Xiamen Faratronic Co. Ltd., Class A	18,500	$374,816
*	Xiamen Hongxin Electronics Technology Group, Inc., Class A	19,700	93,020
	Xiamen Intretech, Inc., Class A	72,300	234,120
	Xiamen ITG Group Corp. Ltd., Class A	153,800	134,519
	Xiamen Port Development Co. Ltd., Class A	56,900	72,018
	Xiamen Tungsten Co. Ltd., Class A	110,780	770,895
	Xiamen Xiangyu Co. Ltd., Class A	209,400	208,036
	Xi'an Bright Laser Technologies Co. Ltd., Class A	12,047	145,295
	Xi'An Shaangu Power Co. Ltd., Class A	144,300	205,112
	Xi'an Triangle Defense Co. Ltd., Class A	25,000	78,717
*	Xiangcai Co. Ltd., Class A	136,200	175,984
*	Xiangtan Electric Manufacturing Co. Ltd., Class A	92,600	125,397
	Xianhe Co. Ltd., Class A	30,100	87,352
*Ω	Xiaomi Corp., Class B	5,562,600	20,411,866
	Xinfengming Group Co. Ltd., Class A	138,600	401,211
*	Xinjiang Daqo New Energy Co. Ltd., Class A	27,202	72,971
	Xinjiang Joinworld Co. Ltd., Class A	96,000	128,193
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	48,300	27,730
	Xizi Clean Energy Equipment Manufacturing Co. Ltd., Class A	15,800	32,371
*	XPeng, Inc., Class A	806,800	5,233,144
	Xuji Electric Co. Ltd., Class A	72,200	244,006
	Yangling Metron New Material, Inc., Class A	32,800	76,754
Ω	Yangtze Optical Fibre & Cable Joint Stock Co. Ltd., Class H	193,000	2,341,015

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Yankershop Food Co. Ltd., Class A	11,566	$89,117
#	Yankuang Energy Group Co. Ltd., Class H	3,732,300	5,681,326
	Yantai Eddie Precision Machinery Co. Ltd., Class A	49,800	144,515
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	65,555	1,307,846
	YD Electronic Technology Co. Ltd., Class A	8,900	75,722
	Yealink Network Technology Corp. Ltd., Class A	70,476	405,934
	Yifan Pharmaceutical Co. Ltd., Class A	96,700	147,046
	Yifeng Pharmacy Chain Co. Ltd., Class A	44,680	150,477
	Yonfer Agricultural Technology Co. Ltd., Class A	106,200	220,172
*	Yonghui Superstores Co. Ltd., Class A	287,400	139,969
	YongXing Special Materials Technology Co. Ltd., Class A	32,970	220,193
*	Yonyou Network Technology Co. Ltd., Class A	57,300	94,354
	Youngor Fashion Co. Ltd., Class A	62,004	72,183
	Youngy Co. Ltd., Class A	15,900	144,979
	YTO Express Group Co. Ltd., Class A	234,462	654,944
	Yum China Holdings, Inc. (9987 HK)	111,200	5,269,156
	Yum China Holdings, Inc. (YUMC US)	240,624	11,593,264
	YUNDA Holding Group Co. Ltd., Class A	45,090	46,233
	Yunnan Aluminium Co. Ltd., Class A	320,700	1,267,658
	Yunnan Baiyao Group Co. Ltd., Class A	67,700	530,545
	Yunnan Chihong Zinc&Germanium Co. Ltd., Class A	577,200	782,384
	Yunnan Copper Co. Ltd., Class A	223,600	525,099
		Shares	Value»
CHINA — (Continued)
*	Yunnan Energy New Material Group Co. Ltd., Class A	36,362	$283,421
	Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd., Class A	22,100	220,096
	Yunnan Tin Co. Ltd., Class A	166,800	841,324
	Yunnan Yuntianhua Co. Ltd., Class A	118,400	523,129
	Zangge Mining Co. Ltd., Class A	52,700	627,897
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	15,450	319,536
	Zhaojin Mining Industry Co. Ltd., Class H	292,500	792,915
	Zhefu Holding Group Co. Ltd., Class A	419,723	286,543
	Zhejiang Century Huatong Group Co. Ltd., Class A	420,000	842,466
	Zhejiang Cfmoto Power Co. Ltd., Class A	11,300	512,857
	Zhejiang China Commodities City Group Co. Ltd., Class A	354,579	672,882
	Zhejiang Chint Electrics Co. Ltd., Class A	142,821	533,775
	Zhejiang Crystal-Optech Co. Ltd., Class A	84,800	317,652
	Zhejiang Dahua Technology Co. Ltd., Class A	183,913	455,009
	Zhejiang Daily Digital Culture Group Co. Ltd., Class A	67,400	108,803
	Zhejiang Dingli Machinery Co. Ltd., Class A	29,070	254,347
	Zhejiang Hailiang Co. Ltd., Class A	113,600	309,311
	Zhejiang HangKe Technology, Inc. Co., Class A	14,018	43,412
	Zhejiang Hisun Pharmaceutical Co. Ltd., Class A	134,100	229,816

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhejiang Huace Film & Television Co. Ltd., Class A	126,000	$130,251
	Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	77,640	192,309
	Zhejiang Huayou Cobalt Co. Ltd., Class A	87,011	514,904
	Zhejiang Jiemei Electronic & Technology Co. Ltd., Class A	6,900	61,538
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	60,600	345,526
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	44,000	89,091
*	Zhejiang Jinke Tom Culture Industry Co. Ltd., Class A	138,400	78,678
	Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	80,500	240,711
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	91,400	197,167
	Zhejiang Juhua Co. Ltd., Class A	222,400	1,299,663
	Zhejiang Lante Optics Co. Ltd., Class A	24,683	216,889
	Zhejiang Longsheng Group Co. Ltd., Class A	133,100	261,678
	Zhejiang NHU Co. Ltd., Class A	254,788	1,132,650
	Zhejiang Orient Holdings Group Co. Ltd., Class A	309,400	238,162
	Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	67,794	376,771
	Zhejiang Sanmei Chemical Industry Co. Ltd., Class A	44,500	396,997
	Zhejiang Semir Garment Co. Ltd., Class A	145,400	133,896
	Zhejiang Shuanghuan Driveline Co. Ltd., Class A	24,800	140,881
	Zhejiang Supor Co. Ltd., Class A	32,554	210,324
		Shares	Value»
CHINA — (Continued)
	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	198,800	$312,799
	Zhejiang Weiming Environment Protection Co. Ltd., Class A	163,323	370,004
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	35,500	124,470
	Zhejiang XCC Group Co. Ltd., Class A	16,000	122,986
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	93,400	142,883
	Zhejiang Yinlun Machinery Co. Ltd., Class A	56,700	322,646
	Zhejiang Yonghe Refrigerant Co. Ltd., Class A	36,300	168,764
*	Zhejiang Yongtai Technology Co. Ltd., Class A	55,600	149,977
	Zhejiang Zheneng Electric Power Co. Ltd., Class A	168,100	126,283
	Zhende Medical Co. Ltd., Class A	14,000	188,655
	Zhengzhou GL Tech Co. Ltd., Class A	14,000	53,948
	Zhongji Innolight Co. Ltd., Class A	41,237	5,491,329
	Zhongjin Gold Corp. Ltd., Class A	392,300	1,340,900
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	178,700	195,922
	Zhongtai Securities Co. Ltd., Class A	105,300	88,037
	Zhuzhou CRRC Times Electric Co. Ltd., Class H	120,500	517,288
	Zhuzhou Hongda Electronics Corp. Ltd., Class A	26,800	188,490
	Zhuzhou Huarui Precision Cutting Tools Co. Ltd., Class A	7,057	75,584
	Zhuzhou Kibing Group Co. Ltd., Class A	217,001	182,162
*	Zhuzhou Smelter Group Co. Ltd., Class A	73,400	246,664

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhuzhou Times New Material Technology Co. Ltd., Class A	73,800	$122,055
*	Zibo Qixiang Tengda Chemical Co. Ltd., Class A	186,200	139,205
	Zijin Mining Group Co. Ltd., Class H	4,719,000	20,036,776
#	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	1,303,000	1,258,580
#	ZTE Corp., Class H	602,685	1,907,305
	ZTO Express Cayman, Inc. (2057 HK)	245,350	5,871,517
	ZTO Express Cayman, Inc. (ZTO US), ADR	244,606	5,875,436
TOTAL CHINA			1,637,621,008
COLOMBIA — (0.2%)
	Cementos Argos SA	191,193	667,808
	Grupo Argos SA	258,107	1,382,561
	Grupo Aval Acciones y Valores SA, ADR	3,517	18,570
	Grupo Cibest SA CIB US, ADR	47,711	4,414,222
	Grupo Cibest SA CIBEST CB	141,295	4,004,602
	Grupo de Inversiones Suramericana SA	64,178	1,117,971
	Grupo Energia Bogota SA ESP	1,014,451	921,199
	Interconexion Electrica SA ESP	257,551	2,440,801
TOTAL COLOMBIA			14,967,734
CZECH REPUBLIC — (0.1%)
	CEZ AS	91,935	5,922,287
	Komercni Banka AS	57,814	2,895,310
TOTAL CZECH REPUBLIC			8,817,597
EGYPT — (0.1%)
	Commercial International Bank - Egypt (CIB) (CBKD LI), GDR	1,634,917	4,450,607
	Commercial International Bank - Egypt (CIB) (CMGGF US), GDR	134,573	364,020
TOTAL EGYPT			4,814,627
GREECE — (0.6%)
#	Allwyn AG	107,743	1,665,356
		Shares	Value»
GREECE — (Continued)
	Alpha Bank SA	1,594,638	$7,907,381
#	Athens International Airport SA	12,196	148,632
	Cenergy Holdings SA	21,190	529,238
	Eurobank SA	1,681,269	8,688,033
	GEK Terna SA	24,830	1,299,729
	Hellenic Telecommunications Organization SA	99,140	2,288,065
	Helleniq Energy Holdings SA	18,109	270,901
#	Metlen Energy & Metals PLC	74,839	3,993,108
	Motor Oil Hellas Corinth Refineries SA	54,485	3,200,815
	National Bank of Greece SA	394,347	7,378,643
	Piraeus Bank SA	647,002	7,546,673
	Public Power Corp. SA	126,057	3,248,248
	Titan SA (TITC GA)	25,301	1,522,734
TOTAL GREECE			49,687,556
HUNGARY — (0.3%)
	Magyar Telekom Telecommunications PLC	166,750	1,445,521
	MOL Hungarian Oil & Gas PLC	443,245	6,346,245
	OTP Bank Nyrt	125,562	18,600,981
	Richter Gedeon Nyrt	66,391	2,473,674
TOTAL HUNGARY			28,866,421
INDIA — (12.8%)
	360 ONE WAM Ltd.	171,914	2,044,003
	3M India Ltd.	1,268	463,162
	ABB India Ltd.	33,985	2,578,286
	ACC Ltd.	18,676	266,192
*	Adani Energy Solutions Ltd.	216,444	3,715,997
	Adani Enterprises Ltd. ADE IN	45,622	1,438,155
*	Adani Green Energy Ltd.	110,375	1,593,688
	Adani Ports & Special Economic Zone Ltd.	367,345	6,508,753
*	Adani Power Ltd.	3,090,330	6,819,494
	Adani Total Gas Ltd.	157,414	1,075,350
*	Aditya Birla Capital Ltd.	835,604	3,545,442
*	Aditya Birla Lifestyle Brands Ltd.	165,269	163,793
	Aegis Logistics Ltd.	19,580	261,817
	AIA Engineering Ltd.	21,260	1,013,542
	Ajanta Pharma Ltd.	38,708	1,407,682

The Emerging Markets Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Alkem Laboratories Ltd.	35,147	$2,112,173
	Ambuja Cements Ltd.	409,686	1,853,382
	Apar Industries Ltd.	16,654	2,511,795
	APL Apollo Tubes Ltd.	136,673	2,589,145
	Apollo Hospitals Enterprise Ltd.	75,735	7,092,564
	Ashok Leyland Ltd.	4,027,856	6,991,093
	Asian Paints Ltd.	175,745	5,038,213
Ω	Aster DM Quality Care Ltd.	118,526	1,018,666
	Astral Ltd.	44,051	669,053
Ω	AU Small Finance Bank Ltd.	458,068	5,021,106
	Aurobindo Pharma Ltd.	285,848	4,731,130
*Ω	Avenue Supermarts Ltd.	35,843	1,473,865
	Axis Bank Ltd. (AXSB IN)	1,416,092	18,199,878
	Bajaj Auto Ltd.	52,469	6,332,731
	Bajaj Finance Ltd.	1,383,691	16,541,068
	Bajaj Finserv Ltd.	240,357	5,113,503
	Bajaj Holdings & Investment Ltd.	24,947	2,962,931
	Balkrishna Industries Ltd.	93,488	2,410,054
	Bank of Baroda	904,824	2,301,745
	Bank of India	681,405	982,848
	Bank of Maharashtra	2,004,473	1,664,572
	Berger Paints India Ltd.	198,042	1,077,152
	Bharat Dynamics Ltd.	45,234	594,036
	Bharat Electronics Ltd.	1,874,400	7,617,358
	Bharat Forge Ltd.	261,827	6,045,858
	Bharat Heavy Electricals Ltd.	762,914	3,247,989
	Bharat Petroleum Corp. Ltd.	1,238,571	4,145,098
	Bharti Airtel Ltd.	1,935,541	39,905,856
	Bharti Hexacom Ltd.	19,100	323,306
	Biocon Ltd.	378,817	1,690,706
	Blue Star Ltd.	46,756	822,203
	Bosch Ltd.	4,073	1,752,432
	Britannia Industries Ltd.	70,367	3,984,903
	BSE Ltd.	182,920	6,986,402
	Canara Bank	1,973,841	2,582,112
	CG Power & Industrial Solutions Ltd.	446,830	4,035,355
	Cholamandalam Financial Holdings Ltd.	13,288	214,716
	Cholamandalam Investment & Finance Co. Ltd.	411,702	7,957,999
	Cipla Ltd.	443,814	6,843,927
	Coal India Ltd.	846,991	3,679,400
		Shares	Value»
INDIA — (Continued)
Ω	Cochin Shipyard Ltd.	22,575	$338,369
	Coforge Ltd.	230,890	4,166,761
	Colgate-Palmolive India Ltd.	122,914	2,664,585
	Container Corp. of India Ltd.	190,192	1,044,998
	Coromandel International Ltd.	120,437	2,625,178
	Cummins India Ltd.	129,611	7,485,918
	Dabur India Ltd.	368,429	1,628,128
	Dalmia Bharat Ltd.	15,615	294,446
*	Delhivery Ltd.	290,806	1,464,296
	Divi's Laboratories Ltd.	68,881	5,835,746
	Dixon Technologies India Ltd.	27,187	3,916,254
	DLF Ltd.	440,685	3,033,294
#	Dr. Reddy's Laboratories Ltd., ADR	511,886	6,065,849
	Dr. Reddy's Laboratories Ltd. (DRRD IN)	122,796	1,469,936
	Eicher Motors Ltd.	100,868	8,277,513
Ω	Endurance Technologies Ltd.	25,870	745,580
	Escorts Kubota Ltd.	4,956	160,266
*	Eternal Ltd.	781,578	2,478,565
	Exide Industries Ltd.	107,513	504,024
	Federal Bank Ltd.	1,907,959	7,168,964
	Fortis Healthcare Ltd.	297,272	2,940,198
*	FSN E-Commerce Ventures Ltd.	1,190,154	4,165,131
	GAIL India Ltd. (GAID LI), GDR	31,675	362,249
	GAIL India Ltd. (GAIL IN)	2,001,507	3,793,387
	Garden Reach Shipbuilders & Engineers Ltd.	7,293	198,317
	GE Vernova T&D India Ltd.	126,022	5,684,812
Ω	Gland Pharma Ltd.	13,652	358,379
	GlaxoSmithKline Pharmaceuticals Ltd.	29,214	811,406
	Glenmark Pharmaceuticals Ltd.	169,985	4,007,945
	Global Health Ltd.	3,669	54,021
*	GMR Airports Ltd.	2,072,479	2,286,038
	Godfrey Phillips India Ltd.	30,767	685,534
	Godrej Consumer Products Ltd.	271,996	3,038,690
*	Godrej Industries Ltd.	15,144	209,248
*	Godrej Properties Ltd.	98,006	2,157,940

The Emerging Markets Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Grasim Industries Ltd.	169,249	$5,488,780
	Gujarat Fluorochemicals Ltd.	17,400	795,508
	Havells India Ltd.	146,576	1,935,968
	HCL Technologies Ltd.	594,468	8,398,599
Ω	HDFC Asset Management Co. Ltd.	175,244	4,805,211
	HDFC Bank Ltd.	4,739,746	37,113,324
Ω	HDFC Life Insurance Co. Ltd.	290,008	1,673,584
	Hero MotoCorp Ltd. (HMCL IN)	148,958	8,411,853
	Himadri Speciality Chemical Ltd.	97,498	763,764
	Hindalco Industries Ltd.	1,268,841	13,002,297
	Hindustan Aeronautics Ltd.	126,981	6,181,999
	Hindustan Copper Ltd.	251,963	1,304,033
	Hindustan Petroleum Corp. Ltd.	858,273	3,490,024
	Hindustan Unilever Ltd.	302,576	6,654,509
	Hitachi Energy India Ltd.	7,055	2,372,560
	Housing & Urban Development Corp. Ltd.	416,187	848,476
	Hyundai Motor India Ltd.	105,820	2,421,412
	ICICI Bank Ltd. (IBN US), Sponsored ADR	649,989	19,493,155
	ICICI Bank Ltd. (ICICIBC IN)	2,117,842	31,796,101
Ω	ICICI Lombard General Insurance Co. Ltd.	142,855	2,435,834
Ω	ICICI Prudential Life Insurance Co. Ltd.	195,714	1,060,074
	IDFC First Bank Ltd.	3,186,916	2,832,716
	Indian Bank	219,416	1,916,672
	Indian Hotels Co. Ltd.	601,547	4,664,364
	Indian Oil Corp. Ltd.	2,082,767	3,049,230
	Indian Railway Catering & Tourism Corp. Ltd.	238,383	1,224,432
Ω	Indian Railway Finance Corp. Ltd.	695,262	648,937
*	Indus Towers Ltd.	1,255,822	5,170,474
	IndusInd Bank Ltd.	386,453	4,092,456
	Info Edge India Ltd.	214,200	2,752,762
	Infosys Ltd. (INFO IN)	1,699,031	20,179,300
#	Infosys Ltd. (INFY US), Sponsored ADR	292,788	3,522,240
		Shares	Value»
INDIA — (Continued)
Ω	InterGlobe Aviation Ltd.	154,185	$8,358,590
	Ipca Laboratories Ltd.	74,061	1,352,088
	ITC Ltd.	1,903,271	5,603,149
	Jindal Stainless Ltd.	394,916	3,036,018
	Jindal Steel Ltd.	398,460	4,605,976
	Jio Financial Services Ltd.	1,748,484	4,692,260
	JK Cement Ltd.	25,012	1,435,380
	JSW Energy Ltd.	426,050	2,478,360
	JSW Steel Ltd.	562,687	7,498,053
	Jubilant Foodworks Ltd.	114,301	525,743
	Kalyan Jewellers India Ltd.	6,886	44,233
	KEI Industries Ltd.	36,348	1,901,196
	Kirloskar Oil Engines Ltd.	11,293	257,585
	Kotak Mahindra Bank Ltd.	2,034,300	8,285,239
	L&T Finance Ltd.	591,068	1,925,959
Ω	L&T Technology Services Ltd.	6,975	258,792
	Larsen & Toubro Ltd.	312,390	12,881,861
Ω	Laurus Labs Ltd.	299,427	5,696,411
	Linde India Ltd.	12,399	879,515
	Lloyds Metals & Energy Ltd.	94,251	2,011,379
Ω	Lodha Developers Ltd.	45,620	594,299
Ω	LTM Ltd.	46,770	2,142,753
	Lupin Ltd.	242,314	6,130,291
	Mahindra & Mahindra Financial Services Ltd.	504,361	2,046,485
	Mahindra & Mahindra Ltd.	793,184	28,197,685
*	Malco Energy Ltd.	1,388,095	518,199
	Mankind Pharma Ltd.	46,789	1,211,930
	Marico Ltd.	528,814	4,814,994
	Maruti Suzuki India Ltd.	61,939	9,240,538
*	Max Financial Services Ltd.	131,466	2,075,206
	Max Healthcare Institute Ltd.	406,161	4,687,076
	Mazagon Dock Shipbuilders Ltd.	33,893	846,042
	Motherson Sumi Wiring India Ltd.	479,050	203,932
	Motilal Oswal Financial Services Ltd.	108,998	974,000
	Mphasis Ltd.	116,715	2,857,004
	MRF Ltd.	2,337	3,255,531
	Multi Commodity Exchange of India Ltd.	122,916	3,468,830
	Muthoot Finance Ltd.	175,131	5,738,190

The Emerging Markets Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Narayana Hrudayalaya Ltd.	77,337	$1,637,491
	National Aluminium Co. Ltd.	1,211,198	4,461,803
	Navin Fluorine International Ltd.	23,166	1,840,236
	Nestle India Ltd.	384,606	6,063,841
	NHPC Ltd.	2,234,430	1,842,786
Ω	Nippon Life India Asset Management Ltd.	153,231	1,864,148
	NLC India Ltd.	295,809	922,562
	NMDC Ltd.	4,246,697	3,787,885
	NTPC Ltd.	2,093,729	7,599,817
	Oberoi Realty Ltd.	101,713	1,944,660
	Oil & Natural Gas Corp. Ltd.	1,521,913	3,873,601
	Oil India Ltd.	386,172	1,863,343
	One 97 Communications Ltd.	310,220	4,346,636
	Oracle Financial Services Software Ltd.	27,889	3,274,425
	Page Industries Ltd.	5,811	2,450,713
	Patanjali Foods Ltd.	163,012	604,392
*	PB Fintech Ltd.	153,720	2,581,418
	Persistent Systems Ltd.	99,777	5,791,437
	Petronet LNG Ltd.	1,034,909	3,036,218
	Phoenix Mills Ltd.	121,961	2,420,128
	PI Industries Ltd.	26,663	770,368
	Pidilite Industries Ltd.	225,220	3,794,389
	Piramal Finance Ltd.	69,771	1,509,916
	Polycab India Ltd.	44,167	4,210,083
*	Poonawalla Fincorp Ltd.	38,380	186,207
	Power Finance Corp. Ltd.	1,727,554	7,691,016
	Power Grid Corp. of India Ltd.	2,176,970	6,479,220
	Prestige Estates Projects Ltd.	109,654	1,858,060
	Procter & Gamble Hygiene & Health Care Ltd.	10,034	904,490
	Punjab National Bank	1,807,490	2,132,811
	Radico Khaitan Ltd.	58,573	2,668,362
	Rail Vikas Nigam Ltd.	196,294	462,594
Ω	RBL Bank Ltd.	530,035	2,074,514
	REC Ltd.	1,844,827	7,205,983
	Reliance Industries Ltd. (RIL IN)	2,984,670	40,776,955
	Samvardhana Motherson International Ltd.	5,022,432	7,940,329
	SBI Cards & Payment Services Ltd.	22,035	152,297
		Shares	Value»
INDIA — (Continued)
Ω	SBI Life Insurance Co. Ltd.	222,407	$4,404,265
	Schaeffler India Ltd.	32,921	1,406,868
	Shree Cement Ltd.	6,873	1,915,068
	Shriram Finance Ltd.	1,165,359	12,766,389
	Siemens Energy India Ltd.	35,847	1,215,537
*	Siemens Ltd.	25,747	1,009,281
	Solar Industries India Ltd.	25,227	4,854,516
Ω	Sona Blw Precision Forgings Ltd.	194,657	1,567,722
	SRF Ltd.	135,219	3,718,534
	State Bank of India (SBID LI), GDR	128	13,946
	State Bank of India (SBIN IN)	1,323,819	14,250,273
	State Bank of India (SBKFF US), GDR	1,669	180,586
	Steel Authority of India Ltd.	963,953	1,706,550
	Sun Pharmaceutical Industries Ltd. (SUNP IN)	400,455	8,334,941
	Sundaram Finance Ltd.	54,394	2,660,968
	Supreme Industries Ltd.	44,200	1,610,983
*	Suzlon Energy Ltd.	8,616,361	4,333,260
	Tata Communications Ltd.	101,833	1,872,743
	Tata Consultancy Services Ltd.	479,773	11,904,968
	Tata Consumer Products Ltd.	281,776	3,194,304
	Tata Motors Ltd./new	1,305,010	5,951,899
	Tata Motors Passenger Vehicles Ltd.	1,305,010	4,650,039
	Tata Power Co. Ltd.	955,325	3,812,442
	Tata Steel Ltd.	6,555,164	13,063,387
	Tech Mahindra Ltd.	490,966	8,538,231
	Thermax Ltd.	20,929	943,403
	Titan Co. Ltd.	189,342	9,686,306
	Torrent Pharmaceuticals Ltd.	125,148	6,743,761
	Torrent Power Ltd.	128,604	1,898,647
	Trent Ltd.	189,622	5,962,020
	Tube Investments of India Ltd.	79,804	2,299,545
	TVS Motor Co. Ltd.	217,577	9,825,163
	UltraTech Cement Ltd.	55,301	6,885,447
	Union Bank of India Ltd.	1,395,817	2,497,562
	United Breweries Ltd.	26,681	399,954
	United Spirits Ltd.	217,067	3,446,867
	UNO Minda Ltd.	135,920	1,680,400

The Emerging Markets Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	UPL Ltd.	556,261	$3,513,480
	Varun Beverages Ltd.	917,953	4,231,594
*	Vedanta Aluminium Metal Ltd.	1,388,095	6,604,780
*	Vedanta Iron & Steel Ltd.	1,388,095	469,609
	Vedanta Ltd.	1,388,095	3,855,114
*	Vedanta Power Ltd.	1,388,095	501,905
*	Vodafone Idea Ltd.	22,156,108	3,023,448
	Voltas Ltd.	114,762	1,590,131
	Welspun Corp. Ltd.	21,599	373,442
	Wipro Ltd.	1,741,566	3,361,005
*	Yes Bank Ltd.	15,073,250	3,596,894
	Zydus Lifesciences Ltd.	250,959	2,958,229
TOTAL INDIA			1,047,678,604
INDONESIA — (0.6%)
	AKR Corporindo Tbk. PT	346,200	28,239
	Alamtri Minerals Indonesia Tbk. PT	2,602,900	218,744
	Alamtri Resources Indonesia Tbk. PT	10,794,700	1,475,833
	Aneka Tambang Tbk. PT	7,263,500	1,157,562
	Astra International Tbk. PT	10,345,410	2,938,927
	Bank Central Asia Tbk. PT	26,482,900	9,281,587
	Bank Mandiri Persero Tbk. PT	20,135,968	4,685,032
	Bank Negara Indonesia Persero Tbk. PT	9,871,244	1,932,889
	Bank Rakyat Indonesia Persero Tbk. PT	29,651,176	4,986,611
	Bank Syariah Indonesia Persero Tbk. PT	6,542,623	660,854
*	Barito Pacific Tbk. PT	9,388,928	955,167
	Bukit Asam Persero Tbk. PT	945,600	122,144
*	Bumi Resources Minerals Tbk. PT	29,884,300	925,847
*	Bumi Resources Tbk. PT	87,478,500	796,616
*	Capital Financial Indonesia Tbk. PT	4,823,600	491,405
	Charoen Pokphand Indonesia Tbk. PT	6,091,400	1,115,447
	Cisarua Mountain Dairy Tbk. PT	43,900	11,248
	Dayamitra Telekomunikasi PT	9,336,800	239,941
	Elang Mahkota Teknologi Tbk. PT	3,286,100	96,602
		Shares	Value»
INDONESIA — (Continued)
*	Energi Mega Persada Tbk. PT	1,830,900	$131,632
	Gudang Garam Tbk. PT	60,400	63,743
*	Impack Pratama Industri Tbk. PT	4,046,200	345,642
	Indah Kiat Pulp & Paper Tbk. PT	739,200	343,616
	Indo Tambangraya Megah Tbk. PT	24,800	33,857
	Indofood CBP Sukses Makmur Tbk. PT	1,307,400	506,691
	Indofood Sukses Makmur Tbk. PT	3,851,900	1,491,253
	Indosat Tbk. PT	4,132,000	434,808
	Kalbe Farma Tbk. PT	7,322,700	294,095
	Mayora Indah Tbk. PT	2,476,525	232,013
	Medco Energi Internasional Tbk. PT	4,097,500	292,241
*	Merdeka Battery Materials Tbk. PT	18,242,500	509,339
*	Merdeka Copper Gold Tbk. PT	5,259,695	791,438
	Pantai Indah Kapuk Dua Tbk. PT	415,996	143,780
	Perusahaan Gas Negara Persero Tbk. PT	6,041,500	503,413
*	Petrindo Jaya Kreasi Tbk. PT	12,229,900	444,942
*	Petrosea Tbk. PT	1,908,900	494,803
	Sumber Alfaria Trijaya Tbk. PT	10,593,400	779,041
	Telkom Indonesia Persero Tbk. PT (TLKM IJ)	27,137,400	3,961,809
	Timah Persero Tbk. PT	1,504,400	316,173
	Tower Bersama Infrastructure Tbk. PT	368,400	29,642
	Transcoal Pacific Tbk. PT	766,600	215,369
	Trimegah Bangun Persada Tbk. PT	5,706,100	283,410
	Triputra Agro Persada PT	459,600	44,658
	Unilever Indonesia Tbk. PT	5,092,400	496,672
	United Tractors Tbk. PT	1,725,996	2,303,348
	Vale Indonesia Tbk. PT	1,524,200	442,976

The Emerging Markets Series
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	XLSMART Telecom Sejahtera Tbk. PT	4,445,600	$601,995
TOTAL INDONESIA			48,653,094
KUWAIT — (0.5%)
	Al Ahli Bank of Kuwait KSCP	984,643	855,150
	Boubyan Bank KSCP	407,266	848,515
	Boursa Kuwait Securities Co. KPSC	6,380	57,865
	Burgan Bank SAK	788,059	478,997
	Gulf Bank KSCP	2,723,794	3,098,056
	Kuwait Finance House KSCP	5,098,020	12,933,103
	Kuwait Telecommunications Co.	306,054	621,765
	Mabanee Co. KPSC	742,053	2,226,653
	Mobile Telecommunications Co. KSCP	2,459,186	4,749,734
	National Bank of Kuwait SAKP	4,162,293	11,553,336
	National Industries Co. KSC	53,459	46,879
	National Industries Group Holding SAK	1,626,920	1,198,489
	Warba Bank KSCP	2,147,259	1,940,389
TOTAL KUWAIT			40,608,931
MALAYSIA — (1.3%)
	99 Speed Mart Retail Holdings Bhd.	832,200	745,272
	Alliance Bank Malaysia Bhd.	1,038,470	1,210,049
	AMMB Holdings Bhd. (AMM MK)	2,154,159	3,567,773
	Axiata Group Bhd.	2,315,032	1,124,779
	Batu Kawan Bhd.	122,700	630,995
	Bursa Malaysia Bhd.	431,100	906,730
	CelcomDigi Bhd.	2,444,520	1,783,590
*	Chin Hin Group Bhd.	239,300	123,009
	CIMB Group Holdings Bhd.	5,567,870	10,752,601
	Dialog Group Bhd.	2,484,618	1,206,891
#	Eco World Development Group Bhd.	820,900	414,007
#	Fraser & Neave Holdings Bhd.	115,900	788,010
	Frontken Corp. Bhd.	1,628,800	2,072,732
#	Gamuda Bhd.	2,976,809	3,110,292
#	Gas Malaysia Bhd.	123,300	157,819
#	Genting Bhd.	1,641,100	851,188
#	Genting Malaysia Bhd.	2,426,000	1,037,355
		Shares	Value»
MALAYSIA — (Continued)
	HAP Seng Consolidated Bhd.	234,800	$159,242
	Heineken Malaysia Bhd.	65,100	304,906
	Hong Leong Bank Bhd.	239,466	1,292,029
	Hong Leong Financial Group Bhd.	209,483	949,304
	IHH Healthcare Bhd.	752,400	1,538,333
	IJM Corp. Bhd.	2,122,200	1,247,221
	Inari Amertron Bhd.	1,054,800	571,261
	IOI Corp. Bhd.	1,281,405	1,388,237
	IOI Properties Group Bhd.	1,370,229	1,270,599
	Kelington Group Bhd.	329,700	668,833
	KPJ Healthcare Bhd.	1,728,500	1,311,749
#	Kuala Lumpur Kepong Bhd.	368,802	1,898,898
#	Malayan Banking Bhd.	2,977,819	7,938,838
	Malayan Cement Bhd.	347,700	551,898
#	Malaysian Pacific Industries Bhd.	23,200	259,907
	Maxis Bhd.	1,475,200	1,335,858
	MISC Bhd.	630,898	1,233,065
Ω	Mr. DIY Group M Bhd.	2,527,150	976,639
	Nestle Malaysia Bhd.	53,100	1,314,321
	Petronas Chemicals Group Bhd.	1,192,500	1,398,640
	Petronas Dagangan Bhd.	229,900	1,097,436
#	Petronas Gas Bhd.	414,500	1,779,107
#	PPB Group Bhd.	550,080	1,263,771
#	Press Metal Aluminium Holdings Bhd.	2,060,800	4,000,505
	Public Bank Bhd.	7,869,170	9,948,364
	QL Resources Bhd.	1,558,677	1,524,798
	RHB Bank Bhd.	1,609,180	3,365,717
	SD Guthrie Bhd.	1,595,721	2,564,836
	Sime Darby Bhd.	3,795,661	2,004,549
#	Sime Darby Property Bhd.	2,592,500	854,372
#	Sunway Bhd.	1,579,882	2,038,455
	Sunway Construction Group Bhd.	528,600	1,023,443
*	Sunway Healthcare Holdings Bhd., Class B	448,888	211,740
#	Telekom Malaysia Bhd.	890,229	1,687,863
	Tenaga Nasional Bhd.	1,305,750	4,664,750
	TIME dotCom Bhd.	956,900	1,405,132
	Unisem M Bhd.	251,100	279,315
#	United Plantations Bhd.	233,150	1,926,602
*	UWC Bhd.	356,400	552,119
	ViTrox Corp. Bhd.	515,800	1,093,408
#	Westports Holdings Bhd.	798,923	1,392,208

The Emerging Markets Series
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	Yinson Holdings Bhd.	487,200	$232,335
	YTL Corp. Bhd.	3,814,554	1,807,062
#	YTL Power International Bhd.	2,014,899	2,058,768
#	Zetrix Ai Bhd.	1,661,737	302,324
TOTAL MALAYSIA			107,171,849
MEXICO — (1.6%)
	America Movil SAB de CV (2228390D US), ADR	58,364	1,479,527
#	America Movil SAB de CV (AMXB MM)	10,372,936	13,176,165
	Arca Continental SAB de CV	325,180	3,714,144
	Cemex SAB de CV (CEMEXCPO MM)	9,114,032	10,808,754
	Cemex SAB de CV (CX US), Sponsored ADR	285,199	3,371,052
	Coca-Cola Femsa SAB de CV (KOF US), Sponsored ADR	1,577	170,742
#	Coca-Cola Femsa SAB de CV (KOFUBL MM)	366,297	3,974,818
	Controladora AXTEL SAB de CV	3,493,876	176,313
	El Puerto de Liverpool SAB de CV, Class C1	163,857	983,265
	Fomento Economico Mexicano SAB de CV (FEMSAUBD MM)	607,316	7,782,776
	Fomento Economico Mexicano SAB de CV (FMX US), Sponsored ADR	1,562	199,920
#	Gruma SAB de CV, Class B	178,279	2,658,101
#	Grupo Aeroportuario del Centro Norte SAB de CV	40,433	539,395
#	Grupo Aeroportuario del Pacifico SAB de CV (GAPB MM), Class B	217,300	4,725,533
#	Grupo Aeroportuario del Pacifico SAB de CV (PAC US), ADR	10,988	2,388,242
#	Grupo Aeroportuario del Sureste SAB de CV (ASR US), ADR	11,915	3,284,012
		Shares	Value»
MEXICO — (Continued)
#	Grupo Aeroportuario del Sureste SAB de CV (ASURB MM), Class B	2,990	$82,621
#	Grupo Bimbo SAB de CV	1,092,416	3,915,655
	Grupo Carso SAB de CV	430,722	3,672,683
#	Grupo Comercial Chedraui SA de CV	224,305	1,168,440
	Grupo Financiero Banorte SAB de CV, Class O	1,631,833	18,809,962
#	Grupo Financiero Inbursa SAB de CV, Class O	1,422,803	3,666,370
	Grupo Mexico SAB de CV	1,827,854	21,982,373
	Industrias Penoles SAB de CV	201,231	9,252,594
	Kimberly-Clark de Mexico SAB de CV, Class A	1,549,006	3,594,477
	Organizacion Soriana SAB de CV, Class B	169,864	290,209
	Promotora y Operadora de Infraestructura SAB de CV (PINFRA MM)	185,070	2,932,568
	Wal-Mart de Mexico SAB de CV	2,157,015	6,271,964
TOTAL MEXICO			135,072,675
PERU — (0.2%)
	Cementos Pacasmayo SAA, ADR	15,061	177,723
	Cia de Minas Buenaventura SAA, ADR	35,679	1,080,360
	Credicorp Ltd.	31,265	12,524,134
TOTAL PERU			13,782,217
PHILIPPINES — (0.3%)
	Aboitiz Equity Ventures, Inc.	1,236,220	716,939
	Aboitiz Power Corp.	1,003,100	700,735
	Ayala Corp.	131,922	1,101,967
	Ayala Land, Inc.	3,835,518	1,056,477
	Bank of the Philippine Islands	1,255,722	2,097,630
	BDO Unibank, Inc.	1,803,628	3,656,187
	China Banking Corp.	377,900	327,783
	DMCI Holdings, Inc.	1,613,200	192,319
	Emperador, Inc.	1,253,700	322,136
	Globe Telecom, Inc.	23,412	692,222

The Emerging Markets Series
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
	International Container Terminal Services, Inc.	556,400	$8,737,449
	JG Summit Holdings, Inc.	1,724,600	624,427
	Jollibee Foods Corp.	353,920	859,372
	LT Group, Inc.	937,100	224,182
	Manila Electric Co.	126,890	995,809
	Metropolitan Bank & Trust Co.	1,653,498	1,770,701
	PLDT, Inc. (TEL PM)	63,265	1,257,827
	Puregold Price Club, Inc.	109,900	73,659
	San Miguel Corp.	815,660	891,655
	SM Investments Corp.	76,213	738,178
	SM Prime Holdings, Inc.	3,779,510	1,129,720
	Synergy Grid & Development Phils, Inc.	542,500	252,185
	Universal Robina Corp.	443,640	427,913
TOTAL PHILIPPINES			28,847,472
POLAND — (1.3%)
	Alior Bank SA	113,791	4,199,060
*Ω	Allegro.eu SA	785,728	9,465,008
#	Asseco Poland SA	37,288	1,997,063
	Bank Handlowy w Warszawie SA	30,810	1,004,889
*	Bank Millennium SA	463,894	2,563,640
	Bank Polska Kasa Opieki SA	131,054	8,638,394
*	Benefit Systems SA	796	1,153,693
	BNPP Bank Polska SA	2,626	109,258
	Budimex SA	13,683	2,653,821
	CD Projekt SA	37,945	2,538,140
*Ω	Dino Polska SA	274,720	2,355,554
#	ING Bank Slaski SA	26,990	3,201,870
	KGHM Polska Miedz SA	96,352	7,987,038
	LPP SA	829	4,822,191
*	mBank SA	13,901	5,040,255
	Orange Polska SA	561,586	2,293,145
	ORLEN SA	455,012	18,055,463
	Pepco Group NV	175,406	2,160,696
*	PGE Polska Grupa Energetyczna SA	991,873	2,680,719
	Powszechna Kasa Oszczednosci Bank Polski SA	344,222	10,310,440
	Powszechny Zaklad Ubezpieczen SA	333,449	6,350,074
	Santander Bank Polska SA	16,240	3,201,890
		Shares	Value»
POLAND — (Continued)
	Tauron Polska Energia SA	1,141,117	$2,756,024
Ω	XTB SA	3,542	141,226
*	Zabka Group SA	181,434	1,546,322
TOTAL POLAND			107,225,873
QATAR — (0.5%)
	Al Rayan Bank	1,485,059	811,355
	Commercial Bank PSQC	1,949,689	2,202,461
	Dukhan Bank	1,030,396	919,535
*	Estithmar Holding QPSC	554,083	641,227
	Industries Qatar QSC	241,364	700,374
	Mesaieed Petrochemical Holding Co.	1,747,416	525,408
	Nebras Energy	360,473	1,462,804
	Ooredoo QPSC	1,014,178	3,483,079
	Qatar Fuel QSC	247,377	943,653
	Qatar Gas Transport Co. Ltd.	2,385,438	2,710,933
	Qatar International Islamic Bank QSC	723,269	2,152,052
	Qatar Islamic Bank QPSC	527,711	3,151,375
	Qatar National Bank QPSC	3,464,678	15,782,688
	Qatar Navigation QSC	704,818	1,915,415
	Vodafone Qatar PQSC	76,017	54,011
TOTAL QATAR			37,456,370
RUSSIA — (0.0%)
*††	Gazprom PJSC (OGZD LI), Sponsored ADR	982,159	0
*††	Gazprom PJSC (OGZPY US), Sponsored ADR	311,153	0
*††	Magnitogorsk Iron & Steel Works PJSC (MMK LI), Sponsored GDR	172,148	0
*††	PhosAgro PJSC	582	0
*††	Polyus PJSC (PLZL LI), GDR	20,177	0
*††	RusHydro PJSC (HYDR LI), ADR	801,602	0
*††	RusHydro PJSC (RSHYY US), ADR	6,421	0
*††	Sberbank of Russia PJSC (SBER LI), Sponsored ADR	948,237	0
*††	Severstal PAO (SVJTY US), GDR	110	0

The Emerging Markets Series
CONTINUED
		Shares	Value»
RUSSIA — (Continued)
*††	Severstal PAO (SVST LI), GDR	67,765	$0
*††	VTB Bank PJSC (VTBR LI), GDR	1,705,908	0
SAUDI ARABIA — (2.3%)
*	ACWA Power Co.	73,596	3,687,392
	Ades Holding Co.	355,455	1,577,879
	Al Rajhi Bank	1,548,895	25,849,147
	Aldrees Petroleum & Transport Services Co.	32,268	986,950
	Alinma Bank	1,088,777	6,783,928
	Almarai Co. JSC	262,673	3,243,249
	Arab National Bank	762,016	4,409,530
	Arabian Internet & Communications Services Co.	17,549	1,006,660
	Astra Industrial Group Co.	28,280	913,960
	Bank AlBilad	633,158	4,152,174
	Bank Al-Jazira	622,708	2,018,550
	Banque Saudi Fransi	958,286	5,053,649
	Bupa Arabia for Cooperative Insurance Co.	60,442	2,532,191
	Co. for Cooperative Insurance	79,101	2,584,320
*	Dar Al Arkan Real Estate Development Co.	546,845	2,681,785
	Dr. Sulaiman Al Habib Medical Services Group Co.	43,918	2,749,656
	Electrical Industries Co.	576,668	2,172,854
	Elm Co.	8,213	1,489,503
	Etihad Etisalat Co.	520,555	8,625,827
*	Jabal Omar Development Co.	409,085	1,745,833
	Jamjoom Pharmaceuticals Factory Co.	13,289	483,886
	Jarir Marketing Co.	586,008	2,601,636
*	Mobile Telecommunications Co. Saudi Arabia	162,195	447,556
	Mouwasat Medical Services Co.	78,261	1,299,387
*	Rabigh Refining & Petrochemical Co.	408,020	1,619,858
*	Rasan Information Technology Co.	23,025	799,114
	Riyad Bank	1,519,056	8,239,148
	Riyadh Cables Group Co.	36,770	978,615
		Shares	Value»
SAUDI ARABIA — (Continued)
	SABIC Agri-Nutrients Co.	179,530	$5,893,528
	Sahara International Petrochemical Co.	264,102	896,631
	SAL Saudi Logistics Services	19,882	917,824
*	Saudi Arabian Mining Co.	432,137	6,526,864
Ω	Saudi Arabian Oil Co.	3,129,886	22,082,064
	Saudi Aramco Base Oil Co.	35,092	1,184,251
	Saudi Awwal Bank	645,952	5,836,517
	Saudi Basic Industries Corp.	194,615	2,577,147
	Saudi Energy Co.	604,969	2,737,300
	Saudi Industrial Investment Group	38,763	123,517
	Saudi Investment Bank	614,846	2,277,173
	Saudi National Bank	1,208,763	12,648,993
	Saudi Tadawul Group Holding Co.	18,008	569,957
	Saudi Telecom Co.	1,584,604	18,218,205
	Yanbu National Petrochemical Co.	192,444	1,574,775
TOTAL SAUDI ARABIA			184,798,983
SOUTH AFRICA — (2.7%)
	Absa Group Ltd.	684,129	9,429,256
	Anglogold Ashanti PLC (AU US)	208,159	16,511,172
	Bid Corp. Ltd.	278,804	7,648,054
	Bidvest Group Ltd.	153,028	2,296,056
	Capitec Bank Holdings Ltd.	32,018	9,142,259
	Clicks Group Ltd.	10,038	134,338
	Discovery Ltd.	503,402	8,006,044
	Exxaro Resources Ltd.	68,777	849,531
	FirstRand Ltd.	2,638,155	15,777,673
	Gold Fields Ltd. (GFI US), Sponsored ADR	570,940	18,509,875
	Harmony Gold Mining Co. Ltd. (HAR SJ)	355,901	5,615,451
#	Harmony Gold Mining Co. Ltd. (HMY US), Sponsored ADR	234,867	3,699,155
	Impala Platinum Holdings Ltd.	744,532	8,120,009
	Investec Ltd.	230,182	1,991,213
	Kumba Iron Ore Ltd.	55,932	887,774
	Mr. Price Group Ltd.	15,974	164,496
	MTN Group Ltd.	1,447,610	17,946,118
	Naspers Ltd., Class N	249,995	13,135,394
	Nedbank Group Ltd.	421,077	7,122,763
	NEPI Rockcastle NV	451,238	4,153,592

The Emerging Markets Series
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	Northam Platinum Holdings Ltd.	303,381	$4,344,089
	Old Mutual Ltd. (OMU SJ)	74,077	59,922
	OUTsurance Group Ltd.	821,350	4,111,137
Ω	Pepkor Holdings Ltd.	1,416,277	1,822,891
	Sanlam Ltd.	1,355,449	7,216,364
*	Sasol Ltd. (SOL SJ)	645,720	7,652,045
	Shoprite Holdings Ltd.	402,810	7,006,062
	Sibanye Stillwater Ltd. (SBSW US), ADR	187,579	1,658,198
	Standard Bank Group Ltd.	974,360	19,401,474
	Valterra Platinum Ltd.	158,124	11,840,427
	Vodacom Group Ltd.	622,894	6,026,809
TOTAL SOUTH AFRICA			222,279,641
SOUTH KOREA — (18.9%)
*	ABLBio, Inc.	5,576	258,468
#	Alteogen, Inc.	15,038	3,222,993
#	Amorepacific Corp.	23,369	2,107,297
	BNK Financial Group, Inc.	39,792	417,049
	Caregen Co. Ltd.	1,711	65,803
	Celltrion, Inc.	96,346	12,416,299
	CJ Corp.	9,111	817,202
	Classys, Inc.	5,127	146,831
	Coway Co. Ltd.	66,225	4,195,613
	Daeduck Electronics Co. Ltd.	5,625	368,440
*	Daewoo Engineering & Construction Co. Ltd.	135,316	1,161,083
#	DB HiTek Co. Ltd.	27,804	1,578,824
	DB Insurance Co. Ltd.	61,354	6,643,999
#	Doosan Bobcat, Inc.	52,330	2,154,247
#	Doosan Co. Ltd.	5,907	4,664,086
*	Doosan Enerbility Co. Ltd.	221,522	10,152,088
#	Ecopro BM Co. Ltd.	26,712	1,908,084
#	Ecopro Co. Ltd.	52,186	2,856,827
	Eo Technics Co. Ltd.	2,954	598,980
	GS Holdings Corp. (078930 KS)	55,047	3,405,697
	GS P&L Co. Ltd.	5,988	146,337
	Hana Financial Group, Inc.	274,611	23,737,105
	Hanjin Kal Corp.	18,529	1,415,865
#	Hankook Tire & Technology Co. Ltd.	92,451	4,306,875
	Hanmi Pharm Co. Ltd.	3,270	753,813
#	Hanmi Semiconductor Co. Ltd.	33,045	4,776,963
	Hansol Chemical Co. Ltd.	1,001	142,332
		Shares	Value»
SOUTH KOREA — (Continued)
	Hanwha Aerospace Co. Ltd.	19,602	$12,584,238
#	Hanwha Corp.	14,913	876,558
*	Hanwha Engine	11,911	319,643
*	Hanwha Life Insurance Co. Ltd.	73,066	220,954
*	Hanwha Ocean Co. Ltd.	40,906	2,421,642
#*	Hanwha Solutions Corp.	119,632	2,105,712
#	Hanwha Systems Co. Ltd.	49,771	2,179,781
*	Hanwha Vision Co. Ltd.	20,731	588,908
	HD Construction Equipment Co. Ltd.	20,516	1,750,233
	HD Hyundai Co. Ltd.	55,508	7,622,053
#	HD Hyundai Electric Co. Ltd.	17,533	8,107,768
#	HD Hyundai Heavy Industries Co. Ltd.	13,518	4,526,040
	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	36,798	9,772,072
#*	HLB Co. Ltd.	45,336	964,519
#	HMM Co. Ltd.	211,990	3,088,940
#	HPSP Co. Ltd.	49,793	1,173,269
*	Hugel, Inc.	2,176	350,937
#	HYBE Co. Ltd.	21,773	2,548,772
	Hyosung Heavy Industries Corp.	3,665	5,956,438
#	Hyundai Autoever Corp.	6,172	1,544,169
	Hyundai Elevator Co. Ltd.	1,937	90,650
#	Hyundai Engineering & Construction Co. Ltd.	68,357	4,429,160
	Hyundai Glovis Co. Ltd.	51,597	7,076,291
	Hyundai Mobis Co. Ltd.	35,390	11,445,335
#	Hyundai Motor Co.	79,357	21,026,184
	Hyundai Rotem Co. Ltd.	66,286	6,159,945
	Hyundai Steel Co.	29,477	535,307
#	Iljin Electric Co. Ltd.	12,513	444,697
	Industrial Bank of Korea	320,054	4,588,600
	ISC Co. Ltd.	2,500	220,292
#	IsuPetasys Co. Ltd.	38,208	1,918,375
	JB Financial Group Co. Ltd.	25,111	457,978
	Jusung Engineering Co. Ltd.	9,721	802,237
#	Kakao Corp.	174,578	4,499,046

The Emerging Markets Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	KakaoBank Corp.	109,087	$1,673,176
*	Kakaopay Corp.	15,546	459,894
	Kangwon Land, Inc.	2,989	30,661
	KB Financial Group, Inc. (105560 KS)	261,915	30,653,650
	KCC Corp.	750	197,453
	KEPCO Engineering & Construction Co., Inc.	5,585	341,512
	Kia Corp.	196,820	17,745,335
#	KIWOOM Securities Co. Ltd.	22,126	4,418,021
#	Korea Aerospace Industries Ltd.	62,023	5,522,184
	Korea Electric Power Corp. (015760 KS)	229,657	5,518,739
	Korea Investment Holdings Co. Ltd.	51,532	7,274,966
#	Korea Zinc Co. Ltd.	1,377	938,924
	Korean Air Lines Co. Ltd.	201,280	3,565,859
#	Krafton, Inc.	34,462	5,823,924
	KT Corp. (KT US), Sponsored ADR	82,100	1,485,189
	KT&G Corp.	80,047	9,960,919
	Kumho Petrochemical Co. Ltd.	5,579	443,413
#	LEENO Industrial, Inc.	52,270	2,297,359
#	LG Chem Ltd.	46,741	8,278,667
	LG Corp.	75,623	5,243,070
#*	LG Display Co. Ltd. (034220 KS)	147,101	925,472
#*	LG Display Co. Ltd. (LPL US), ADR	104,346	313,038
#	LG Electronics, Inc.	124,620	13,813,098
*	LG Energy Solution Ltd.	15,291	3,459,284
	LG H&H Co. Ltd.	2,390	477,534
#	LG Innotek Co. Ltd.	16,950	5,854,327
	LG Uplus Corp.	246,818	2,530,755
#	LIG Defense&Aerospace Co. Ltd.	12,128	5,925,995
#*	LigaChem Biosciences, Inc.	1,779	107,316
	Lotte Shopping Co. Ltd.	2,374	191,769
	LS Corp.	22,166	4,000,249
	LS Electric Co. Ltd.	70,916	8,929,458
	Macquarie Korea Infrastructure Fund	123,602	874,774
*	Meritz Financial Group, Inc.	90,010	7,723,989
#	Mirae Asset Securities Co. Ltd.	210,131	4,991,809
	NAVER Corp.	90,406	12,942,583
	NC Corp.	5,563	904,473
		Shares	Value»
SOUTH KOREA — (Continued)
Ω	Netmarble Corp.	3,374	$90,154
	NH Investment & Securities Co. Ltd., Class C	170,869	3,346,732
	Orion Corp.	4,896	449,037
*	Peptron, Inc.	5,621	498,336
	Posco DX Co. Ltd.	33,027	438,506
#	POSCO Future M Co. Ltd.	13,452	1,276,504
	POSCO Holdings, Inc. (005490 KS)	64,442	13,914,488
#	POSCO Holdings, Inc. (PKX US), Sponsored ADR	2,579	137,125
#	Posco International Corp.	43,584	1,588,996
#*	Rainbow Robotics	4,141	1,230,985
	S-1 Corp.	323	15,997
	Sam Chun Dang Pharm Co. Ltd.	6,726	693,609
*Ω	Samsung Biologics Co. Ltd.	8,131	8,365,489
	Samsung C&T Corp.	47,044	10,959,546
	Samsung Card Co. Ltd. (029780 KS)	19,061	624,350
	Samsung Electro-Mechanics Co. Ltd.	19,873	15,185,888
	Samsung Electronics Co. Ltd. (005930 KS)	3,156,038	549,323,528
	Samsung Engineering Co. Ltd.	163,107	4,828,269
#*	Samsung Episholdings Co. Ltd.	5,700	1,480,022
	Samsung Fire & Marine Insurance Co. Ltd.	28,914	12,514,033
*	Samsung Heavy Industries Co. Ltd.	488,876	7,268,651
	Samsung Life Insurance Co. Ltd.	47,725	10,004,127
*	Samsung SDI Co. Ltd.	39,131	10,670,295
#	Samsung SDS Co. Ltd.	39,127	5,515,645
#	Samsung Securities Co. Ltd.	105,237	7,133,037
#	Samyang Foods Co. Ltd.	3,535	2,882,130
#	Sanil Electric Co. Ltd.	7,867	763,824
	Shinhan Financial Group Co. Ltd. (055550 KS)	291,646	20,246,074
	Shinhan Financial Group Co. Ltd. (SHG US), ADR	18,122	1,267,271
#	Shinsegae, Inc.	4,640	1,342,543

The Emerging Markets Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	SK Biopharmaceuticals Co. Ltd.	23,439	$1,287,815
	SK Hynix, Inc.	350,913	398,516,102
*	SK Innovation Co. Ltd.	37,174	2,847,458
	SK Telecom Co. Ltd. (017670 KS)	94,386	5,333,602
	SK, Inc.	32,893	12,288,560
#*	SKC Co. Ltd.	13,891	682,008
#	S-Oil Corp.	38,378	3,436,984
#*	Taihan Cable & Solution Co. Ltd.	43,396	690,508
*	Voronoi, Inc.	2,182	169,345
#	WONIK IPS Co. Ltd.	15,802	1,036,914
	Woori Financial Group, Inc. (316140 KS)	728,196	16,857,251
#	Youngone Corp.	12,344	766,822
#	Yuhan Corp.	27,739	1,416,443
TOTAL SOUTH KOREA			1,552,039,784
TAIWAN — (27.5%)
	Accton Technology Corp.	377,000	24,435,986
	Acer, Inc.	467,811	414,531
#	Acter Group Corp. Ltd.	25,000	703,450
#	ADATA Technology Co. Ltd.	58,000	694,662
	Advanced Echem Materials Co. Ltd.	1,068	23,418
	Advanced Energy Solution Holding Co. Ltd.	21,000	587,605
	Advantech Co. Ltd.	503,089	8,569,457
	Airtac International Group	157,602	6,382,973
	Alchip Technologies Ltd.	64,000	5,906,801
	ASE Technology Holding Co. Ltd.	3,031,782	51,735,826
	Asia Cement Corp.	801,758	817,029
	Asia Vital Components Co. Ltd.	269,000	18,918,184
#	ASMedia Technology, Inc.	12,000	482,006
	ASPEED Technology, Inc.	34,430	15,037,147
	Asustek Computer, Inc.	583,180	14,470,157
#	AUO Corp. (2409 TT)	7,603,498	5,567,560
#	AURAS Technology Co. Ltd.	14,000	382,346
#	Bizlink Holding, Inc.	184,950	11,775,619
	Catcher Technology Co. Ltd.	372,429	2,092,252
	Cathay Financial Holding Co. Ltd.	6,553,393	20,395,995
#	Chailease Holding Co. Ltd.	1,757,104	6,032,039
		Shares	Value»
TAIWAN — (Continued)
	Chang Hwa Commercial Bank Ltd.	7,464,570	$5,803,227
	Chenbro Micom Co. Ltd.	24,000	762,649
	Cheng Shin Rubber Industry Co. Ltd.	371,965	350,274
	Chicony Electronics Co. Ltd.	489,497	1,594,227
	China Airlines Ltd.	689,536	478,018
#	China Steel Corp.	11,515,932	6,737,674
	Chroma ATE, Inc.	314,000	19,727,382
	Chunghwa Telecom Co. Ltd. (2412 TT)	1,664,000	7,154,281
#	Chunghwa Telecom Co. Ltd. (CHT US), Sponsored ADR	141,387	6,024,500
	Compal Electronics, Inc.	1,280,541	1,408,253
	Compeq Manufacturing Co. Ltd.	1,295,522	6,628,264
	CTBC Financial Holding Co. Ltd.	11,441,175	22,835,826
	Delta Electronics, Inc.	964,486	47,450,411
#	E Ink Holdings, Inc.	765,000	4,426,523
	E.Sun Financial Holding Co. Ltd.	11,784,602	14,055,625
	Eclat Textile Co. Ltd.	20,402	218,226
	Elite Material Co. Ltd.	196,000	28,136,306
	eMemory Technology, Inc.	62,000	4,658,216
	Eva Airways Corp.	4,456,758	5,946,098
#	Evergreen Marine Corp. Taiwan Ltd.	1,045,289	6,569,255
#	EZconn Corp.	27,000	942,115
	Far Eastern New Century Corp.	550,085	460,954
	Far EasTone Telecommunications Co. Ltd.	2,171,000	7,047,660
	Feng TAY Enterprise Co. Ltd.	297,666	627,761
	First Financial Holding Co. Ltd.	10,963,409	12,455,083
	Formosa Chemicals & Fibre Corp.	2,688,518	4,681,617
	Formosa Petrochemical Corp.	907,000	1,958,785
	Formosa Plastics Corp.	3,045,153	5,120,342
#	Fortune Electric Co. Ltd.	138,620	2,995,700
	Fositek Corp.	7,000	286,297
	Foxconn Technology Co. Ltd.	683,627	1,183,680
	Fubon Financial Holding Co. Ltd.	5,539,933	22,082,011

The Emerging Markets Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Gigabyte Technology Co. Ltd.	510,000	$5,263,444
	Global Unichip Corp.	69,000	7,901,273
	Globalwafers Co. Ltd.	282,000	7,122,805
	Gold Circuit Electronics Ltd.	335,000	8,029,358
	Highwealth Construction Corp.	319,416	433,245
	Hiwin Technologies Corp.	25,291	235,372
	Hon Hai Precision Industry Co. Ltd. (2317 TT)	7,461,322	56,982,160
	Hon Precision, Inc.	8,000	1,483,858
#	Hotai Motor Co. Ltd.	220,960	3,792,116
#	Hua Nan Financial Holdings Co. Ltd., Class C	8,215,531	11,035,168
#	Innolux Corp.	6,916,372	9,491,715
#	International Games System Co. Ltd., Class C	284,000	6,796,363
#	Inventec Corp.	2,626,550	4,931,657
#	Jentech Precision Industrial Co. Ltd.	50,000	5,179,012
	KGI Financial Holding Co. Ltd.	17,412,108	16,450,627
	King Slide Works Co. Ltd.	34,000	8,147,127
#	King Yuan Electronics Co. Ltd.	1,562,400	10,552,724
	Kinsus Interconnect Technology Corp.	151,000	2,863,128
	L&K Engineering Co. Ltd.	136,000	2,926,649
	LandMark Optoelectronics Corp.	15,400	745,065
#	Largan Precision Co. Ltd. (3008 TT)	97,860	12,131,469
#	Lien Hwa Industrial Holdings Corp.	651,644	808,664
	Lite-On Technology Corp.	1,515,410	9,603,580
	Lotes Co. Ltd.	103,700	5,844,478
*	Macronix International Co. Ltd.	1,668,000	5,010,088
	MediaTek, Inc.	735,995	78,403,841
	Mega Financial Holding Co. Ltd.	10,320,541	16,917,153
	Micro-Star International Co. Ltd.	99,000	428,943
#	Mitac Holdings Corp.	160,000	427,504
	MPI Corp.	50,000	7,958,784
	Nan Ya Plastics Corp.	4,051,599	19,250,493
	Nan Ya Printed Circuit Board Corp.	188,000	5,176,208
		Shares	Value»
TAIWAN — (Continued)
*	Nanya Technology Corp.	1,205,010	$12,883,040
#	Nien Made Enterprise Co. Ltd.	57,000	672,042
#	Novatek Microelectronics Corp.	474,000	7,491,373
	Pegatron Corp.	2,125,345	5,499,494
	PharmaEssentia Corp.	282,915	9,204,251
#	Phison Electronics Corp.	169,000	8,317,390
*	Powerchip Semiconductor Manufacturing Corp.	2,791,000	4,564,711
#	Powertech Technology, Inc.	902,819	6,454,807
#	President Chain Store Corp.	538,831	3,731,309
#	Quanta Computer, Inc.	2,440,000	21,706,007
#	Realtek Semiconductor Corp.	442,950	9,185,362
#	Shanghai Commercial & Savings Bank Ltd.	3,503,405	4,913,085
	Shihlin Electric & Engineering Corp.	28,000	167,702
	Silergy Corp.	202,000	2,516,009
	Sino-American Silicon Products, Inc.	56,000	265,081
	SinoPac Financial Holdings Co. Ltd.	11,623,612	14,496,265
	Synnex Technology International Corp.	196,343	563,119
	TA Chen Stainless Pipe	502,636	670,152
#	Taichung Commercial Bank Co. Ltd.	851,555	538,675
#	Taiwan Business Bank	4,530,181	2,542,315
	Taiwan Cooperative Financial Holding Co. Ltd.	9,090,932	7,746,518
#*	Taiwan Glass Industry Corp.	859,375	1,187,587
#	Taiwan High Speed Rail Corp.	919,000	737,524
#	Taiwan Mobile Co. Ltd.	1,807,300	6,276,807
	Taiwan Semiconductor Manufacturing Co. Ltd. (2330 TT)	14,820,809	1,096,224,598
	Taiwan Union Technology Corp.	203,000	6,796,845
#	TCC Group Holdings Co. Ltd.	6,607,701	4,947,603
	Teco Electric & Machinery Co. Ltd.	487,000	961,725
#	Transcend Information, Inc.	23,000	204,261

The Emerging Markets Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Tripod Technology Corp.	561,870	$6,308,699
	TS Financial Holding Co. Ltd (2887 TT)	21,358,121	23,517,513
*	TS Financial Holding Co. Ltd (28871 TT)	598,628	175,908
	Unimicron Technology Corp.	936,622	21,975,933
	Union Bank of Taiwan	1,058,272	675,990
#	Uni-President Enterprises Corp.	5,284,033	12,015,702
	United Integrated Services Co. Ltd.	170,000	5,689,211
	United Microelectronics Corp. (2303 TT)	9,504,000	35,555,389
#	United Microelectronics Corp. (UMC US), Sponsored ADR	59,082	1,124,330
	Vanguard International Semiconductor Corp.	1,125,126	5,158,001
	VisEra Technologies Co. Ltd.	90,000	1,159,678
	Voltronic Power Technology Corp.	1,224	35,909
#	Walsin Lihwa Corp.	412,952	396,285
	Wan Hai Lines Ltd.	886,747	2,313,021
	Win Semiconductors Corp.	332,000	2,929,130
#	Winbond Electronics Corp.	3,610,591	13,925,630
*††	Wintek Corp.	604,760	0
	WinWay Technology Co. Ltd.	15,000	2,632,827
#	Wistron Corp.	2,971,699	15,937,200
#	Wiwynn Corp.	113,000	18,397,253
	WNC Corp.	21,172	141,898
	WPG Holdings Ltd.	1,741,039	5,969,137
	WT Microelectronics Co. Ltd.	740,945	4,471,940
#	Yageo Corp.	1,082,536	16,293,576
	Yang Ming Marine Transport Corp.	2,002,000	3,132,003
	Yuanta Financial Holding Co. Ltd.	9,917,018	20,688,759
	Zhen Ding Technology Holding Ltd.	936,700	11,752,731
TOTAL TAIWAN			2,252,395,664
THAILAND — (1.2%)
	Advanced Info Service PCL	632,100	7,179,944
	Airports of Thailand PCL	2,049,200	3,891,741
	Asset World Corp. PCL	5,637,100	497,498
	B Grimm Power PCL	161,000	90,325
		Shares	Value»
THAILAND — (Continued)
	Bangchak Corp. PCL	464,800	$622,779
	Bangkok Bank PCL (BBLF TB)	723,800	4,143,479
	Bangkok Bank PCL (BBLR TB), NVDR	126,700	725,309
	Bangkok Dusit Medical Services PCL, Class F	7,063,100	4,056,524
	Bangkok Expressway & Metro PCL	4,666,500	941,954
	Banpu PCL	4,930,166	856,329
	Berli Jucker PCL	982,200	475,580
	Bumrungrad Hospital PCL	515,200	2,888,445
#	Cal-Comp Electronics Thailand PCL, Class F	2,533,600	621,564
	Central Pattana PCL	1,428,800	2,940,100
#	Central Plaza Hotel PCL	101,800	116,732
#	Central Retail Corp. PCL CRCF TB	1,482,900	1,183,932
	Charoen Pokphand Foods PCL	3,273,523	2,197,100
	Com7 PCL	1,161,200	1,059,295
	CP ALL PCL	2,210,200	3,168,773
	CP Axtra PCL	491,800	218,825
	Delta Electronics Thailand PCL	1,294,200	10,596,735
	Electricity Generating PCL	249,900	1,001,401
	Global Power Synergy PCL	465,400	714,616
	Gulf Development PCL	1,917,625	3,822,566
#	Home Product Center PCL	3,954,613	767,471
	Indorama Ventures PCL	1,320,300	869,597
#	I-TAIL Corp. PCL	371,500	193,812
	Kasikornbank PCL (KBANKF TB)	220,900	1,611,703
	Kasikornbank PCL (KBANKR TB), NVDR	5,500	40,128
#	Kiatnakin Phatra Bank PCL	219,787	727,946
	Krung Thai Bank PCL	1,595,187	2,107,236
	Krungthai Card PCL	532,400	607,624
#	Land & Houses PCL (LHF TB)	874,800	99,791
	MBK PCL	589,604	398,181
	Minor International PCL	3,034,783	2,137,636
	Muangthai Capital PCL	458,500	467,508
	Osotspa PCL	135,700	71,235

The Emerging Markets Series
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	PTT Exploration & Production PCL	1,146,255	$5,133,580
	PTT Global Chemical PCL	1,386,625	1,519,331
	PTT Oil & Retail Business PCL	1,571,500	600,983
	PTT PCL	6,050,800	6,975,168
	Ratch Group PCL	1,076,700	1,237,581
	SCB X PCL	380,966	1,742,287
	SCG Packaging PCL	578,201	524,829
	Siam Cement PCL	440,100	3,339,820
#	Thai Airways International PCL	4,831,700	803,888
#	Thai Life Insurance PCL	1,233,000	429,051
	Thai Oil PCL	1,225,217	2,397,479
	Thai Union Group PCL	344,140	125,428
	Thaifoods Group PCL	1,717,200	503,069
	Thanachart Capital PCL	167,200	390,226
	TIDLOR Holdings PCL	205,600	116,816
	Tisco Financial Group PCL (TISCO/F TB)	173,900	668,315
#	TMBThanachart Bank PCL	19,015,797	1,738,068
	True Corp. PCL	9,077,286	3,903,107
	TTW PCL	500,828	155,810
	WHA Corp. PCL	6,825,800	988,939
TOTAL THAILAND			97,405,189
TURKEY — (0.6%)
	Agesa Hayat ve Emeklilik AS	5,515	28,183
*	Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS	232,436	163,994
	Akbank TAS	2,077,814	2,764,234
	Aksa Akrilik Kimya Sanayii AS	1,151,605	315,015
#*	Aksa Enerji Uretim AS	293,985	582,483
	Alarko Holding AS	107,977	229,481
	Anadolu Anonim Turk Sigorta Sirketi	220,088	126,119
#	Anadolu Efes Biracilik Ve Malt Sanayii AS	1,950,572	897,029
	Anadolu Hayat Emeklilik AS	26,027	62,863
#*	Arcelik AS	54,843	112,282
	Aselsan Elektronik Sanayi Ve Ticaret AS	372,393	2,682,749
#	Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	392,206	2,438,179
	Aygaz AS	50,881	283,373
		Shares	Value»
TURKEY — (Continued)
*	Baticim Cimento Sanayi Anonim Sirketi	68,895	$51,527
	BIM Birlesik Magazalar AS	500,710	4,112,557
#*	Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS	14,476	158,904
	Borusan Yatirim ve Pazarlama AS	2,890	103,886
	Cimsa Cimento Sanayi VE Ticaret AS	144,173	136,215
	Coca-Cola Icecek AS	710,124	1,362,215
*	CVK Maden Isletmeleri Sanayi VE Ticaret AS	157,840	125,312
*	CW Enerji Muhendislik Ticaret VE Sanayi AS	114,112	81,903
	Dogan Sirketler Grubu Holding AS	786,536	345,906
	Dogus Otomotiv Servis ve Ticaret AS	34,989	140,193
Ω	Enerjisa Enerji AS	197,327	451,998
	Enerya Enerji AS	729,440	141,568
#	Enka Insaat ve Sanayi AS	658,060	1,212,869
#	Eregli Demir ve Celik Fabrikalari TAS	2,057,610	1,839,192
*	Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret AS	133,790	239,786
#	Ford Otomotiv Sanayi AS	326,325	550,186
*	Gubre Fabrikalari TAS	57,073	477,880
	Is Yatirim Menkul Degerler AS, Class A	451,001	327,946
*	Isiklar Enerji ve Yapi Holding AS	121,547	428,551
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class B	158,487	448,714
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (KRDMA TI), Class A	65,208	58,281
#*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (KRDMD TI), Class D	646,788	560,510

The Emerging Markets Series
CONTINUED
		Shares	Value»
TURKEY — (Continued)
	Katilimevim Tasarruf Finansman AS	260,644	$850,179
	Kiler Holding AS	111,759	173,468
#	KOC Holding AS	400,630	1,657,530
*	LDR Turizm AS	65,048	132,981
*	Margun Enerji Uretim Sanayi VE Ticaret AS	565,355	439,080
#	Migros Ticaret AS	57,340	754,188
*Ω	MLP Saglik Hizmetleri AS	78,131	666,003
#	Oyak Cimento Fabrikalari AS	603,103	257,392
#*	Pegasus Hava Tasimaciligi AS	175,211	563,830
*	Petkim Petrokimya Holding AS	712,566	286,628
*	Ral Yatirim Holding AS	74,090	375,060
*	Reysas Tasimacilik ve Lojistik Ticaret AS	32,292	15,109
	Ronesans Gayrimenkul Yatirim AS	42,347	178,484
#*	Sasa Polyester Sanayi AS	2,129,384	110,754
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	49,374	221,573
	TAB Gida Sanayi Ve Ticaret AS, Class A	40,020	204,813
#*	TAV Havalimanlari Holding AS	198,070	1,130,038
	Tekfen Holding AS	68,799	223,502
*	Tera Yatirim Menkul Degerler AS	119,693	451,438
#	Tofas Turk Otomobil Fabrikasi AS	67,787	388,423
*	Trust Anadolu Metal Madencilik Isletmeleri AS	60,598	158,352
#*	Turk Altin Isletmeleri AS	697,595	646,880
	Turk Hava Yollari AO	435,030	2,871,660
#*	Turk Telekomunikasyon AS	663,441	711,798
	Turkcell Iletisim Hizmetleri AS	1,198,721	2,526,396
#	Turkiye Garanti Bankasi AS	391,168	1,012,237
#	Turkiye Is Bankasi AS, Class C	7,533,927	1,974,043
#	Turkiye Petrol Rafinerileri AS	578,282	3,602,173
	Turkiye Sigorta AS	3,482,150	460,797
#	Turkiye Sise ve Cam Fabrikalari AS	973,120	854,896
		Shares	Value»
TURKEY — (Continued)
#*	Turkiye Vakiflar Bankasi TAO, Class D	1,068,178	$655,317
*	Vestel Beyaz Esya Sanayi ve Ticaret AS	29,061	3,509
#*	Yapi ve Kredi Bankasi AS	3,228,182	2,221,234
TOTAL TURKEY			50,821,848
UNITED ARAB EMIRATES — (1.3%)
	Abu Dhabi Commercial Bank PJSC	1,936,321	7,888,929
	Abu Dhabi Islamic Bank PJSC	1,455,556	8,408,140
	Abu Dhabi National Oil Co. for Distribution PJSC	2,472,035	2,692,035
	ADNOC Drilling Co. PJSC	2,592,635	4,115,448
	ADNOC Logistics & Services	766,598	1,293,424
	Air Arabia PJSC	150,789	199,983
	Aldar Properties PJSC	2,471,824	4,986,867
	Alpha Dhabi Holding PJSC	364,138	723,679
	Dubai Electricity & Water Authority PJSC	3,836,233	2,861,308
	Dubai Islamic Bank PJSC	3,342,794	6,624,830
	Emaar Development PJSC	983,446	3,460,904
	Emaar Properties PJSC	6,580,172	19,638,983
	Emirates Integrated Telecommunications Co. PJSC	1,159,144	3,838,221
	Emirates NBD Bank PJSC	1,924,678	15,807,765
	Emirates Telecommunications Group Co. PJSC	1,675,295	9,279,451
	Fertiglobe PLC	121,636	88,295
	First Abu Dhabi Bank PJSC	1,807,134	9,518,064
*	International Holding Co. PJSC	23,416	2,436,240
*	Modon Holding PSC	1,444,108	1,119,740
	Salik Co. PJSC	1,877,980	2,713,600

The Emerging Markets Series
CONTINUED
	Shares	Value»
UNITED ARAB EMIRATES — (Continued)
* Two Point Zero Group PJSC	1,205,385	$651,893
TOTAL UNITED ARAB EMIRATES		108,347,799
TOTAL COMMON STOCKS		8,056,050,481
PREFERRED STOCKS — (0.8%)
BRAZIL — (0.7%)
* Axia Energia SA Class C	252,435	2,590,006
Banco Bradesco SA, 8.440%	2,039,114	7,413,643
Cia Energetica de Minas Gerais, 10.009%	1,422,778	3,182,842
Energisa SA, 4.047%	702	1,309
Gerdau SA, 2.722%	579,335	2,854,875
Isa Energia Brasil SA, 6.882%	34,051	180,628
Itau Unibanco Holding SA, 8.042%	1,772,850	15,000,056
Klabin SA, 7.745%	4	3
Localiza Rent a Car SA, 2.894%	23,835	171,763
Petroleo Brasileiro SA - Petrobras, 7.625%	3,320,647	28,443,130
TOTAL BRAZIL		59,838,255
CHILE — (0.0%)
Embotelladora Andina SA Class B, 3.730%	234,235	1,166,451
	Shares	Value»

COLOMBIA — (0.1%)
Grupo Argos SA, 5.582%	25,794	$105,301
Grupo Cibest SA, 3.028%	43,250	1,021,270
Grupo de Inversiones Suramericana SA, 3.915%	121,808	1,725,763
TOTAL COLOMBIA		2,852,334
INDIA — (0.0%)
TVS Motor Co. Ltd., 6.000%	870,308	95,769
TOTAL PREFERRED STOCKS		63,952,809
TOTAL INVESTMENT SECURITIES (Cost $3,154,127,657)		8,120,003,290

			Value†
SECURITIES LENDING COLLATERAL — (0.9%)
@§	The DFA Short Term Investment Fund	6,627,198	76,656,799
TOTAL INVESTMENTS — (100.0%)
(Cost $3,230,774,603)^^			$8,196,660,089
As of July 31, 2026, The Emerging Markets Series had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	325	09/18/26	$121,017,484	$122,187,813	$1,170,329
Total Futures Contracts			$121,017,484	$122,187,813	$1,170,329

The Emerging Markets Series
CONTINUED
As of July 31, 2026, the value of Rule 144A securities amounted to $267,626,037 or 3.3% of net assets.
Summary of the Series' investments as of July 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Brazil	$239,440,197	—	—	$239,440,197
Chile	37,249,348	—	—	37,249,348
China	150,026,134	$1,487,594,874	—	1,637,621,008
Colombia	14,299,926	667,808	—	14,967,734
Czech Republic	—	8,817,597	—	8,817,597
Egypt	364,020	4,450,607	—	4,814,627
Greece	—	49,687,556	—	49,687,556
Hungary	—	28,866,421	—	28,866,421
India	37,356,323	1,010,322,281	—	1,047,678,604
Indonesia	—	48,653,094	—	48,653,094
Kuwait	—	40,608,931	—	40,608,931
Malaysia	—	107,171,849	—	107,171,849
Mexico	135,072,675	—	—	135,072,675
Peru	13,782,217	—	—	13,782,217
Philippines	—	28,847,472	—	28,847,472
Poland	—	107,225,873	—	107,225,873
Qatar	—	37,456,370	—	37,456,370
Saudi Arabia	—	184,798,983	—	184,798,983
South Africa	40,378,400	181,901,241	—	222,279,641
South Korea	3,202,623	1,548,837,161	—	1,552,039,784
Taiwan	7,148,830	2,245,246,834	—	2,252,395,664
Thailand	—	97,405,189	—	97,405,189
Turkey	—	50,821,848	—	50,821,848
United Arab Emirates	—	108,347,799	—	108,347,799
Preferred Stocks
Brazil	59,838,255	—	—	59,838,255
Chile	1,166,451	—	—	1,166,451
Colombia	2,852,334	—	—	2,852,334
India	—	95,769	—	95,769
Securities Lending Collateral	—	76,656,799	—	76,656,799
Total Investments in Securities	$742,177,733	$7,454,482,356	—˂˃	$8,196,660,089
Financial Instruments
Assets
Futures Contracts**	1,170,329	—	—	1,170,329
Total Financial Instruments	$1,170,329	—	—	$1,170,329
** Valued at the unrealized appreciation/(depreciation) on the investment.

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The Emerging Markets Small Cap Series
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)

		Shares	Value»
COMMON STOCKS — (98.2%)
BRAZIL — (2.6%)
	Allos SA	869,232	$4,645,255
	Alupar Investimento SA	483,937	3,114,136
	Anima Holding SA	436,200	187,589
*	Auren Energia SA	319,131	691,252
	Azzas 2154 SA	182,500	591,154
	Bemobi Mobile Tech SA	142,619	669,606
*	Blau Farmaceutica SA	32,143	54,532
	BR Advisory Partners Participacoes SA	47,413	134,500
	Bradsaude SA	560,736	1,761,028
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	139,492	523,939
	Brava Energia	195,477	763,530
	C&A Modas SA	312,520	581,989
	Cia Brasileira de Aluminio	195,702	427,760
	Cia de Saneamento de Minas Gerais Copasa MG	533,374	6,751,943
	Cia De Saneamento do Parana Sanepar (SAPR3 BZ)	547,196	868,968
	Cia De Sanena Do Parana (SAPR11 BZ)	888,109	6,347,453
*	Cia Siderurgica Nacional SA (CSNA3 BZ)	68,878	65,764
	Cogna Educacao SA	3,115,322	1,401,208
	Construtora Tenda SA	36,000	215,397
*	Cosan SA	153,575	123,305
	Cruzeiro do Sul Educacional SA	239,497	212,607
	CSU Digital SA	65,014	182,121
	Cury Construtora e Incorporadora SA	428,649	2,544,420
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	642,168	2,707,186
Ω	Desktop SA	64,210	235,603
*	Dexco SA	716,587	720,948
	Dimed SA Distribuidora da Medicamentos	180,980	423,071
		Shares	Value»
BRAZIL — (Continued)
	Direcional Engenharia SA	300,837	$673,584
	EcoRodovias Infraestrutura e Logistica SA	583,078	797,122
	Embraer SA	254,533	4,362,935
	Empreendimentos Pague Menos SA PGMN3 BZ	94,142	59,058
	Even Construtora e Incorporadora SA	297,894	283,840
	Ez Tec Empreendimentos e Participacoes SA	289,422	632,040
	Fleury SA	560,030	1,893,593
	Fras-Le SA	166,268	694,375
	Grendene SA	514,179	380,374
	Grupo Mateus SA	711,976	566,025
	Grupo SBF SA	70,500	131,427
	Guararapes Confeccoes SA	170,211	266,944
*Ω	Hapvida Participacoes e Investimentos SA	271,400	603,926
*	Hidrovias do Brasil SA	99,600	61,696
	Hospital Mater Dei SA	4,700	4,488
	Hypera SA HYPE3 BZ	339,445	1,424,301
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	111,000	320,793
	Irani Papel e Embalagem SA	235,917	377,437
	IRB-Brasil Resseguros SA	113,921	1,259,856
	JHSF Participacoes SA	912,076	1,989,991
	JSL SA	49,571	54,762
	Kepler Weber SA	318,324	400,641
	Klabin SA	175,485	631,783
	Lavvi Empreendimentos Imobiliarios SA	293,400	597,317
	LOG Commercial Properties e Participacoes SA	102,472	514,061
*	Log-in Logistica Intermodal SA	71,124	396,369
	Lojas Renner SA	1,840,982	4,939,162
Ω	LWSA SA	239,201	175,538

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	M Dias Branco SA	25,000	$84,580
	Magazine Luiza SA	394,240	391,195
	Mahle Metal Leve SA	34,254	215,424
	Marcopolo SA	651,090	629,364
	MBRF Global Foods Co. SA	656,483	2,271,527
*Ω	Meliuz SA	85,500	77,250
	Melnick Even Desenvolvimento Imobiliario SA	83,400	47,219
	Mills Locacao Servicos e Logistica SA	482,620	1,499,515
	Minerva SA	231,200	166,930
	Moura Dubeux Engenharia SA	218,920	1,067,144
	Movida Participacoes SA MOVI3 BZ	172,170	267,638
*	MRV Engenharia e Participacoes SA	460,200	430,318
	Multiplan Empreendimentos Imobiliarios SA	217,722	1,208,195
*	Natura Cosmeticos SA	864,979	1,429,929
	Oceanpact Servicos Maritimos SA	43,800	88,997
	Petroreconcavo SA	173,670	365,556
	Plano & Plano Desenvolvimento Imobiliario SA	88,377	128,316
	Romi SA	84,622	97,991
	Sao Martinho SA	293,894	841,826
#	Sendas Distribuidora SA (ASAI US), ADR	40,630	336,010
	Sendas Distribuidora SA (ASAI3 BZ)	130,411	218,674
Ω	Ser Educacional SA	80,210	192,093
	Simpar SA SIMH3 BZ	347,833	529,042
	SLC Agricola SA	226,938	599,001
	Smartfit Escola de Ginastica e Danca SA	589,930	2,292,617
	Tegma Gestao Logistica SA	110,892	666,120
	TOTVS SA	846,812	5,188,638
	Transmissora Alianca de Energia Eletrica SA	952,123	7,449,217
	Tres Tentos Agroindustrial SA	253,677	590,511
	Trisul SA	247,979	208,396
	Ultrapar Participacoes SA (UGPA3 BZ)	3,700	24,123
	Uniao Pet Participacoes SA	355,129	244,499
		Shares	Value»
BRAZIL — (Continued)
	Unifique Telecomunicacoes SA	40,634	$43,286
*	Usinas Siderurgicas de Minas Gerais SA Usiminas	99,421	127,484
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	99,427	358,350
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	77,700	51,196
	Vivara Participacoes SA	209,893	918,384
	Vulcabras SA	433,440	1,190,236
	Wiz Co.	75,244	123,943
	YDUQS Participacoes SA	50,973	83,059
TOTAL BRAZIL			94,183,495
CHILE — (0.9%)
	Aguas Andinas SA, Class A	4,856,613	1,773,402
	Besalco SA	1,016,226	1,224,171
	BICECORP SA	1,095,600	472,531
	Camanchaca SA	1,313,022	95,326
*	CAP SA	148,607	947,664
	Cia Cervecerias Unidas SA (CCU CI)	44,325	256,725
#	Cia Cervecerias Unidas SA (CCU US), Sponsored ADR	17,960	206,360
	Cia Sud Americana de Vapores SA	4,707,042	243,009
	Colbun SA	10,468,559	1,564,964
*	Cristalerias de Chile SA	130,323	295,759
	Embotelladora Andina SA, ADR, Class B	42,582	1,279,589
	Empresa Nacional de Telecomunicaciones SA	404,920	1,580,919
	Empresas CMPC SA	244,781	277,756
	Empresas Lipigas SA	6,383	58,355
	Engie Energia Chile SA	866,969	1,717,620
	Forus SA	120,717	243,310
	Inversiones La Construccion SA	65,009	1,517,285
	Multiexport Foods SA	1,780,116	526,520

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHILE — (Continued)
	Parque Arauco SA	1,662,800	$7,051,809
	PAZ Corp. SA	881,968	769,691
	Ripley Corp. SA	1,463,147	601,153
	Salfacorp SA	946,066	1,241,410
	Sigdo Koppers SA	874,972	1,547,941
	SMU SA	978,226	134,095
	Sociedad Matriz SAAM SA	31,684,439	4,581,166
	SONDA SA	458,012	153,943
	Veolia Inversiones Aguas del Gran Santiago Ltda	609,694	622,973
	Vina Concha y Toro SA	212,936	193,297
TOTAL CHILE			31,178,743
CHINA — (22.4%)
#	361 Degrees International Ltd.	3,516,000	2,095,334
Ω	3SBio, Inc.	5,441,000	11,619,586
#*	5100 Xizang Glacier Co. Ltd.	250,000	13,555
	AAC Technologies Holdings, Inc.	1,753,000	8,613,867
*	ADAMA Ltd., Class A	78,800	62,154
*	Addsino Co. Ltd., Class A	60,900	127,674
	Advanced Fiber Resources Zhuhai Ltd., Class A	10,700	322,986
*	AECC Aero Science & Technology Co. Ltd., Class A	81,900	335,642
	Aerospace Hi-Tech Holdings Group Ltd., Class A	8,700	18,177
*	Agora, Inc., ADR	79,618	318,472
Ω	AK Medical Holdings Ltd.	724,000	509,897
#*	Alibaba Health Information Technology Ltd.	8,156,000	3,744,600
Ω	A-Living Smart City Services Co. Ltd., Class H	278,000	64,100
	Allmed Medical Products Co. Ltd., Class A	41,600	56,846
#*Ω	Alphamab Oncology	198,000	188,393
	Amrita Global Development Ltd.	1,794,000	137,254
*	Angang Steel Co. Ltd., Class H	380,000	59,567
Ω	Angelalign Technology, Inc.	95,800	975,519
		Shares	Value»
CHINA — (Continued)
	Anhui Anfu Battery Technology Co. Ltd., Class A	44,515	$246,640
	Anhui Construction Engineering Group Co. Ltd., Class A	630,390	446,112
#	Anhui Expressway Co. Ltd., Class H	1,706,000	3,401,226
*	Anhui Gourgen Traffic Construction Co. Ltd., Class A	67,000	53,849
*	Anhui Guofeng New Materials Co. Ltd., Class A	106,200	130,732
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd., Class A	165,800	194,036
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	52,000	157,239
	Anhui Jinhe Industrial Co. Ltd., Class A	51,600	160,767
	Anhui Sierte Fertilizer Industry Ltd. Co., Class A	87,900	84,674
*	Anhui Tatfook Technology Co. Ltd., Class A	152,900	176,875
*	Anshan Senyuan Road & Bridge Co. Ltd., Class A	17,300	22,407
*Ω	Antengene Corp. Ltd.	11,500	5,777
#	Anton Oilfield Services Group	4,908,000	507,840
	Aoshikang Technology Co. Ltd., Class A	69,350	404,966
	Aotecar New Energy Technology Group Co. Ltd., Class A	809,100	306,630
*	Aowei Holdings Ltd.	54,000	1,019
*	ApicHope Pharmaceutical Group Co. Ltd.	79,970	418,055
*	Appotronics Corp. Ltd., Class A	25,323	38,668
	APT Satellite Holdings Ltd.	656,000	179,713
*††Ω	Arrail Group Ltd.	396,500	34,683
	Asia Cement China Holdings Corp.	596,000	128,579
#Ω	AsiaInfo Technologies Ltd.	370,000	214,767
	Asian Star Anchor Chain Co. Ltd. Jiangsu, Class A	178,300	227,103

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Aurisco Pharmaceutical Co. Ltd., Class A	29,800	$86,065
#	Autohome, Inc., ADR	62,136	1,442,798
	AviChina Industry & Technology Co. Ltd., Class H	4,835,000	1,857,627
	Bafang Electric Suzhou Co. Ltd., Class A	30,700	116,315
*Ω	BAIC Motor Corp. Ltd., Class H	2,627,500	291,817
	Bank of Chongqing Co. Ltd., Class H	1,872,000	2,042,847
Ω	Bank of Qingdao Co. Ltd., Class H	1,922,000	1,194,572
#	Bank of Tianjin Co. Ltd., Class H	288,000	77,821
Ω	Bank of Zhengzhou Co. Ltd., Class H	597,000	70,746
*	Baosheng Science & Technology Innovation Co. Ltd., Class A	155,002	135,905
*	Baotailong New Materials Co. Ltd., Class A	127,500	48,683
	Baoye Group Co. Ltd., Class H	1,132,000	467,855
*	Baozun, Inc. (BZUN US), Sponsored ADR	25,883	74,284
#	BBMG Corp., Class H	3,181,000	239,731
	Beauty Farm Medical & Health Industry, Inc.	63,000	151,452
	Befar Group Co. Ltd., Class A	360,000	334,725
	Beijing Aosaikang Pharmaceutical Co. Ltd., Class A	16,800	32,463
	Beijing Balance Medical Technology Co. Ltd., Class A	7,737	94,178
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd., Class A	55,120	208,980
*	Beijing Capital Development Co. Ltd., Class A	339,600	202,344
*	Beijing Capital International Airport Co. Ltd., Class H	994,000	217,944
	Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H	99,750	115,637
		Shares	Value»
CHINA — (Continued)
	Beijing CTJ Information Technology Co. Ltd., Class A	67,000	$178,826
#	Beijing Energy International Holding Co. Ltd.	648,200	67,585
	Beijing Enterprises Holdings Ltd.	1,476,000	5,953,284
#	Beijing Enterprises Water Group Ltd.	9,266,000	2,727,142
	Beijing Fengjing Automotive Parts Co. Ltd.	286,600	135,751
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	139,368	259,520
*	Beijing Haixin Energy Technology Co. Ltd., Class A	156,400	80,732
	Beijing Haohua Energy Resource Co. Ltd., Class A	184,440	322,500
#	Beijing Jingneng Clean Energy Co. Ltd., Class H	3,320,000	817,246
*	Beijing Jingyuntong Technology Co. Ltd., Class A	182,800	83,309
*	Beijing Leike Defense Technology Co. Ltd., Class A	111,307	129,694
*	Beijing North Star Co. Ltd., Class H	152,000	13,383
	Beijing Originwater Technology Co. Ltd., Class A	40,900	21,571
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd., Class A	22,200	40,338
*	Beijing Sanyuan Foods Co. Ltd., Class A	283,604	191,792
	Beijing Science Sun Pharmaceutical Co. Ltd., Class A	20,600	26,879
*	Beijing Shunxin Agriculture Co. Ltd., Class A	22,500	37,319
	Beijing Sojo Electric Co. Ltd., Class A	55,400	85,411

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Beijing SPC Environment Protection Tech Co. Ltd., Class A	57,400	$27,380
	Beijing Strong Biotechnologies, Inc., Class A	42,200	72,723
	Beijing SuperMap Software Co. Ltd., Class A	88,400	150,753
	Beijing Teamsun Technology Co. Ltd., Class A	61,500	124,592
#	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	250,000	219,753
	Beijing Tricolor Technology Co. Ltd., Class A	7,081	95,370
#*	Beijing UBOX Online Technology Corp., Class H	147,000	38,340
*	Beijing Watertek Information Technology Co. Ltd., Class A	246,700	136,288
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	37,300	272,493
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	90,500	161,768
*	Beken Corp., Class A	17,400	94,838
	Best Pacific International Holdings Ltd.	336,000	101,886
	Bestsun Energy Co. Ltd., Class A	101,200	51,914
*	Bestway Marine & Energy Technology Co. Ltd., Class A	185,400	171,282
	Beyondsoft Corp., Class A	28,700	39,022
*	Bichamp Cutting Technology Hunan Co. Ltd., Class A	16,490	37,057
	Biem.L.Fdlkk Garment Co. Ltd., Class A	76,300	293,938
*	Bilibili, Inc. 9626 HK, Class Z	374,960	7,137,583
#*	Bilibili, Inc. BILI US, Sponsored ADR	45,410	867,331
	Billion Industrial Holdings Ltd.	44,000	31,647
		Shares	Value»
CHINA — (Continued)
#*	BingEx Ltd., ADR	7,329	$16,270
	Binjiang Service Group Co. Ltd.	192,000	585,009
#*	Biocytogen Pharmaceuticals Beijing Co. Ltd., Class H	71,000	452,986
	Black Peony Group Co. Ltd., Class A	203,349	189,977
#Ω	Blue Moon Group Holdings Ltd.	795,500	321,970
*	Blue Sail Medical Co. Ltd., Class A	67,400	58,170
Ω	BOC Aviation Ltd.	554,400	5,464,782
*	BOE HC SemiTek Corp., Class A	152,100	233,203
	BOE Varitronix Ltd.	192,000	95,871
	Bomin Electronics Co. Ltd., Class A	104,700	190,979
#	Bosideng International Holdings Ltd.	10,770,000	6,787,065
	BOTH Engineering Technology Co. Ltd., Class A	23,800	84,126
*	Bright Dairy & Food Co. Ltd., Class A	185,300	194,986
*	Bright Real Estate Group Co. Ltd., Class A	269,300	123,384
#	Brilliance China Automotive Holdings Ltd.	2,692,000	703,469
	Bros Eastern Co. Ltd., Class A	255,672	302,372
*	B-Soft Co. Ltd., Class A	92,248	48,701
*	Burning Rock Biotech Ltd., ADR	917	8,070
*	Business-intelligence of Oriental Nations Corp. Ltd., Class A	74,600	146,415
	BXN Holding Co. Ltd., Class A	215,900	125,305
#	BYD Electronic International Co. Ltd.	949,000	2,841,882
*	C C Land Holdings Ltd.	8,135,015	1,244,466
#	C&D International Investment Group Ltd.	2,001,178	3,920,191
	C&D Property Management Group Co. Ltd.	638,000	211,206
	C&S Paper Co. Ltd., Class A	252,900	279,783

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
*Ω	CALB Group Co. Ltd., Class H	562,300	$1,213,976
	Camel Group Co. Ltd., Class A	137,135	164,181
	Cangzhou Dahua Co. Ltd., Class A	27,600	56,345
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	262,300	168,536
	Canny Elevator Co. Ltd., Class A	42,900	33,813
*Ω	CanSino Biologics, Inc., Class H	125,400	371,958
*††	Central China Management Co. Ltd.	1,270,626	14,625
	Central China Securities Co. Ltd., Class H	2,947,000	650,556
	CGN New Energy Holdings Co. Ltd.	4,934,000	1,467,682
*	CGN Nuclear Technology Development Co. Ltd., Class A	226,800	215,033
	Changbai Mountain Tourism Co. Ltd., Class A	81,100	471,173
	Changchun Faway Automobile Components Co. Ltd., Class A	168,330	188,629
	Changchun UP Optotech Co. Ltd., Class A	54,000	319,284
	Changjiang & Jinggong Steel Building Group Co. Ltd., Class A	382,200	186,381
*	Changshu Fengfan Power Equipment Co. Ltd., Class A	98,400	71,250
	Changzheng Engineering Technology Co. Ltd., Class A	8,400	26,828
	Changzhou Qianhong Biopharma Co. Ltd., Class A	216,600	217,843
	Chaoju Eye Care Holdings Ltd.	100,500	33,733
Ω	Cheerwin Group Ltd.	330,000	93,812
*	Chen Lin Education Group Holdings Ltd.	292,000	38,833
		Shares	Value»
CHINA — (Continued)
	Cheng De Lolo Co. Ltd., Class A	108,650	$144,916
	Chengdu ALD Aviation Manufacturing Corp., Class A	7,300	20,776
*	Chengdu B-Ray Media Co. Ltd., Class A	90,900	53,285
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	39,800	64,371
	Chengdu Galaxy Magnets Co. Ltd., Class A	35,200	121,400
	Chengdu Guibao Science & Technology Co. Ltd., Class A	45,100	96,410
	Chengdu Hongqi Chain Co. Ltd., Class A	60,400	42,062
	Chengdu Kanghua Biological Products Co. Ltd., Class A	14,500	99,378
	Chengdu Leejun Industrial Co. Ltd., Class A	144,300	166,907
*	Chengdu M&S Electronics Technology Co. Ltd., Class A	8,676	27,192
	Chengdu Spaceon Electronics Co. Ltd., Class A	81,100	182,680
	Chengdu Wintrue Holding Co. Ltd., Class A	32,800	58,497
	Chenguang Biotech Group Co. Ltd., Class A	15,100	26,020
*	Chengxin Lithium Group Co. Ltd., Class A	45,100	188,181
*	Chengzhi Co. Ltd., Class A	325,920	311,258
#	Chervon Holdings Ltd.	304,200	738,757
*	China Aerospace International Holdings Ltd.	8,284,500	512,842
	China Agriculture Development Seed Group Co. Ltd., Class A	219,100	183,021

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	China Aluminum International Engineering Corp. Ltd., Class H	352,000	$84,580
*	China Anchu Energy Storage Group Ltd.	797,000	30,948
	China Animal Husbandry Industry Co. Ltd., Class A	198,000	191,791
	China BlueChemical Ltd., Class H	3,830,000	1,034,248
#*Ω	China Bohai Bank Co. Ltd., Class H	2,887,000	298,133
	China CAMC Engineering Co. Ltd., Class A	144,600	194,612
#	China Cinda Asset Management Co. Ltd., Class H	16,193,000	2,047,525
*††	China Common Rich Renewable Energy Investments Ltd.	17,084,000	0
	China Communications Services Corp. Ltd., Class H	7,274,000	3,959,304
#	China Conch Venture Holdings Ltd.	2,946,500	3,309,639
	China CYTS Tours Holding Co. Ltd., Class A	74,400	79,393
#	China Datang Corp. Renewable Power Co. Ltd., Class H	7,988,000	1,303,615
*	China Daye Non-Ferrous Metals Mining Ltd.	548,000	6,348
	China Design Group Co. Ltd., Class A	146,400	115,559
Ω	China Development Bank Financial Leasing Co. Ltd., Class H	3,144,000	569,806
#*††	China Dili Group	12,561,699	0
	China Dongxiang Group Co. Ltd.	173,985	6,222
Ω	China East Education Holdings Ltd.	708,000	410,211
#*	China Education Group Holdings Ltd.	331,158	80,355
	China Electronics Huada Technology Co. Ltd.	1,898,000	217,543
		Shares	Value»
CHINA — (Continued)
#	China Everbright Environment Group Ltd.	8,497,000	$5,533,313
*	China Express Airlines Co. Ltd., Class A	61,200	60,147
#Ω	China Feihe Ltd.	4,076,000	1,711,060
	China Foods Ltd.	2,444,000	1,075,662
#	China Gas Holdings Ltd.	6,279,544	4,897,959
	China Gold International Resources Corp. Ltd. (2099 HK)	727,700	16,428,720
	China Haisum Engineering Co. Ltd., Class A	48,360	50,648
*	China High Speed Railway Technology Co. Ltd., Class A	92,800	32,584
#*	China High Speed Transmission Equipment Group Co. Ltd.	40,000	5,832
#††	China Huiyuan Juice Group Ltd.	3,902,101	174,446
#	China International Marine Containers Group Co. Ltd., Class H	2,983,380	2,881,013
	China Isotope & Radiation Corp., Class H	15,800	32,648
#	China Jinmao Holdings Group Ltd.	12,217,141	2,148,431
	China Leadshine Technology Co. Ltd., Class A	25,300	214,782
	China Lesso Group Holdings Ltd.	3,119,000	1,608,557
	China Lilang Ltd.	561,000	247,671
#*Ω	China Literature Ltd.	327,600	846,035
*	China Longevity Group Co. Ltd.	1,076,350	1,372
	China Medical System Holdings Ltd.	3,716,500	5,663,114
	China Meidong Auto Holdings Ltd.	684,000	34,342
	China Mengniu Dairy Co. Ltd.	5,687,003	13,721,760
	China Merchants Port Holdings Co. Ltd.	4,444,107	8,678,778
#*††	China Metal Recycling Holdings Ltd.	2,401,686	0
#*	China Modern Dairy Holdings Ltd.	5,789,000	1,093,257

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China National Accord Medicines Corp. Ltd., Class A	72,193	$224,786
#	China National Building Material Co. Ltd., Class H	6,750,057	3,203,817
	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd., Class A	175,400	155,403
	China Nonferrous Mining Corp. Ltd.	3,834,000	7,235,050
	China Oilfield Services Ltd., Class H	3,164,000	2,869,525
#	China Oriental Group Co. Ltd.	1,110,000	160,241
#	China Overseas Grand Oceans Group Ltd.	1,725,434	539,077
	China Overseas Property Holdings Ltd.	4,565,000	2,003,052
#	China Power International Development Ltd.	14,719,333	5,327,023
*††	China Properties Investment Holdings Ltd.	2,045,000	0
#	China Qinfa Group Ltd.	922,000	196,107
#Ω	China Railway Signal & Communication Corp. Ltd., Class H	2,558,000	1,097,292
	China Railway Tielong Container Logistics Co. Ltd., Class A	249,800	206,758
*††	China Rare Earth Holdings Ltd.	3,990,799	66,663
	China Reinsurance Group Corp., Class H	17,807,000	3,112,640
*	China Resource & Environment Co. Ltd., Class A	157,600	72,101
	China Resources Beer Holdings Co. Ltd.	2,103,500	6,346,640
	China Resources Building Materials Technology Holdings Ltd.	2,926,000	417,470
#	China Resources Gas Group Ltd.	1,665,800	3,553,294
#	China Resources Medical Holdings Co. Ltd.	1,408,500	456,076
		Shares	Value»
CHINA — (Continued)
Ω	China Resources Pharmaceutical Group Ltd.	4,345,000	$2,688,830
	China Resources Power Holdings Co. Ltd.	2,170,000	5,346,191
#	China Risun Group Ltd.	453,000	107,303
#*	China Ruyi Holdings Ltd.	20,692,000	3,802,284
#	China Sanjiang Fine Chemicals Co. Ltd.	1,686,000	618,946
	China Shineway Pharmaceutical Group Ltd.	730,200	757,883
	China State Construction International Holdings Ltd.	3,044,000	3,339,171
*	China Sunshine Paper Holdings Co. Ltd.	1,420,000	180,640
#	China Suntien Green Energy Corp. Ltd., Class H	6,194,000	2,601,561
	China Taiping Insurance Holdings Co. Ltd.	4,016,200	11,268,161
	China Testing & Certification International Group Co. Ltd., Class A	77,800	62,183
#	China Tobacco International HK Co. Ltd.	619,000	1,905,803
	China Traditional Chinese Medicine Holdings Co. Ltd.	2,246,000	412,255
#	China Travel International Investment Hong Kong Ltd.	8,229,900	1,260,490
*	China Union Holdings Ltd., Class A	221,030	128,035
	China Vered Financial Holding Corp. Ltd.	1,468,500	183,852
#	China Water Affairs Group Ltd.	3,714,000	2,212,327
	China XLX Fertiliser Ltd.	1,888,000	2,207,499
	China Yongda Automobiles Services Holdings Ltd.	894,500	99,083
#*Ω	China Youran Dairy Group Ltd.	4,116,000	2,244,450

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Zheshang Bank Co. Ltd., Class H	1,303,000	$397,251
	China-Singapore Suzhou Industrial Park Development Group Co. Ltd., Class A	21,300	25,144
#	Chinasoft International Ltd.	8,914,000	4,482,163
	Chongqing Chongbai Technology Group Co. Ltd., Class A	16,800	52,861
	Chongqing Chuanyi Automation Co. Ltd., Class A	67,400	183,662
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	140,900	254,531
	Chongqing Gas Group Corp. Ltd., Class A	298,600	216,443
	Chongqing Machinery & Electric Co. Ltd., Class H	2,834,000	663,490
	Chongqing Port Co. Ltd., Class A	47,800	30,021
	Chongqing Road & Bridge Co. Ltd., Class A	200,700	129,940
	Chongqing Rural Commercial Bank Co. Ltd., Class H	4,394,000	3,677,894
	Chongqing Shunbo Aluminum Co. Ltd., Class A	39,100	35,801
	Chongyi Zhangyuan Tungsten Industry Co. Ltd., Class A	106,510	350,576
	Chow Tai Seng Jewellery Co. Ltd., Class A	122,300	233,999
	CIG Shanghai Co. Ltd., Class A	1,500	28,926
	CIMC Enric Holdings Ltd.	2,658,000	2,637,834
	Cisen Pharmaceutical Co. Ltd., Class A	83,100	173,517
*	CITIC Niya Wine Co. Ltd., Class A	61,700	39,233
	CITIC Press Corp., Class A	12,200	48,038
*	CITIC Resources Holdings Ltd.	3,574,600	209,769
	City Development Environment Co. Ltd., Class A	147,700	283,127
		Shares	Value»
CHINA — (Continued)
	CNSIG Inner Mongolia Chemical Industry Co. Ltd., Class A	49,100	$46,538
*	COFCO Biotechnology Co. Ltd., Class A	111,000	77,882
#*	COFCO Joycome Foods Ltd.	372,000	53,126
	Cofoe Medical Technology Co. Ltd., Class A	38,920	308,474
	Comba Telecom Systems Holdings Ltd.	510,001	51,363
	Concord New Energy Group Ltd.	18,414,964	833,839
	Consun Pharmaceutical Group Ltd.	2,125,000	3,714,317
*	Contec Medical Systems Co. Ltd., Class A	40,300	65,705
	Continental Aerospace Technologies Holding Ltd.	6,297,722	357,909
#	COSCO SHIPPING Development Co. Ltd., Class H	7,627,000	905,672
	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	250,000	442,095
	COSCO SHIPPING International Hong Kong Co. Ltd.	3,187,000	2,430,628
	COSCO SHIPPING Ports Ltd.	2,402,597	1,633,233
	COSCO SHIPPING Technology Co. Ltd., Class A	60,700	109,962
	CQ Pharmaceutical Holding Co. Ltd., Class A	375,000	303,784
	Crystal Clear Electronic Material Co. Ltd., Class A	151,620	264,027
	CSG Holding Co. Ltd., Class A	115,500	67,228
	CSG Smart Science&Technology Co. Ltd., Class A	40,200	58,847
	CSPC Pharmaceutical Group Ltd.	5,800,000	6,344,706
#	CSSC Hong Kong Shipping Co. Ltd.	2,892,000	812,595

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	CTS International Logistics Corp. Ltd., Class A	195,520	$155,299
*	CWT International Ltd.	5,370,000	134,489
*	Cybrid Technologies, Inc., Class A	53,700	85,507
*	Daan Gene Co. Ltd., Class A	177,400	143,215
*	Daheng New Epoch Technology, Inc., Class A	49,300	73,196
#*	Dalipal Holdings Ltd.	1,184,000	498,613
	Dashang Co. Ltd., Class A	67,445	147,067
	Datang International Power Generation Co. Ltd., Class H	8,890,000	2,860,350
	Dawnrays Pharmaceutical Holdings Ltd.	2,567,886	340,279
	Dazhong Transportation Group Co. Ltd., Class A	46,178	28,220
	Dazzle Fashion Co. Ltd., Class A	36,400	62,823
	DeHua TB New Decoration Materials Co. Ltd., Class A	166,016	323,983
*	Dezhan Healthcare Co. Ltd., Class A	421,300	206,133
	Dian Diagnostics Group Co. Ltd., Class A	77,800	210,015
#	Digital China Holdings Ltd.	450,500	105,401
	Dongfang Electric Corp. Ltd., Class H	169,000	463,228
	Dongguan Aohai Technology Co. Ltd., Class A	56,200	285,879
	Dongguan Development Holdings Co. Ltd., Class A	122,700	184,562
	Dongguan Dingtong Precision Metal Co. Ltd., Class A	13,971	392,039
*	Dongguan Eontec Co. Ltd., Class A	79,300	150,738
	Dongguan Yutong Optical Technology Co. Ltd., Class A	17,500	43,020
		Shares	Value»
CHINA — (Continued)
	Donghua Testing Technology Co. Ltd., Class A	14,400	$61,110
	Dongyue Group Ltd.	4,867,000	7,350,470
*	DPC Dash Ltd.	26,200	132,848
#	Dynagreen Environmental Protection Group Co. Ltd., Class H	822,000	584,588
#*	Dynasty Digital Holdings Ltd.	1,604,000	128,949
	Eaglerise Electric & Electronic China Co. Ltd., Class A	45,800	160,505
*	Easou Technology Holdings Ltd.	185,000	48,862
	East Group Co. Ltd., Class A	108,400	75,141
	Eastcompeace Technology Co. Ltd., Class A	96,200	193,654
	E-Commodities Holdings Ltd.	2,898,000	236,570
	Edan Instruments, Inc., Class A	96,800	168,143
*Ω	Edding Genor Group Holdings Ltd.	323,500	68,366
	EIT Environmental Development Group Co. Ltd., Class A	9,300	21,042
*††	Elion Energy Co. Ltd., Class A	780,761	8,100
	EmbedWay Technologies Shanghai Corp., Class A	63,000	219,004
	ENN Energy Holdings Ltd.	128,400	768,336
	Era Co. Ltd., Class A	219,200	124,409
	Essex Bio-technology Ltd.	276,000	85,951
*	Eternal Asia Supply Chain Management Ltd., Class A	286,500	195,838
	EVA Precision Industrial Holdings Ltd.	1,060,435	108,075
#	Ever Sunshine Services Group Ltd.	1,154,000	264,638
Ω	Everbright Securities Co. Ltd., Class H	47,400	45,867
	Eyebright Medical Technology Beijing Co. Ltd., Class A	7,531	46,644

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Fangda Special Steel Technology Co. Ltd., Class A	280,000	$188,233
	Far East Horizon Ltd.	3,986,000	3,500,757
	FAWER Automotive Parts Co. Ltd., Class A	279,800	177,913
	Feilong Auto Components Co. Ltd., Class A	50,800	259,993
*Ω	Feiyu Technology International Co. Ltd.	1,179,000	60,270
	Fengzhushou Co. Ltd., Class A	18,100	89,854
#	FIH Mobile Ltd.	894,700	2,196,787
*	Financial Street Holdings Co. Ltd., Class A	498,800	184,137
#	FinVolution Group, ADR	177,679	861,743
	First Tractor Co. Ltd., Class H	541,176	612,804
	Flat Glass Group Co. Ltd., Class H	265,000	235,218
	Focus Lightings Tech Co. Ltd., Class A	180,960	201,025
*	Focused Photonics Hangzhou, Inc., Class A	72,100	126,312
	Foshan Electrical & Lighting Co. Ltd., Class A	223,300	166,132
*	Foshan Nationstar Optoelectronics Co. Ltd., Class A	63,500	58,900
#*	Fosun International Ltd.	2,893,500	1,754,212
#††	Fu Shou Yuan International Group Ltd.	1,892,000	477,680
	Fuan Pharmaceutical Group Co. Ltd., Class A	112,400	61,804
#	Fufeng Group Ltd.	6,010,600	3,964,444
#*††	Fuguiniao Co. Ltd.	1,930,000	0
	Fujian Apex Software Co. Ltd., Class A	35,100	160,886
*	Fujian Tianma Science & Technology Group Co. Ltd., Class A	60,200	97,681
	Fujian Yuanli Active Carbon Co. Ltd., Class A	44,900	113,271
		Shares	Value»
CHINA — (Continued)
Ω	Ganfeng Lithium Group Co. Ltd., Class H	9,800	$46,038
*	Gansu Energy Chemical Co. Ltd., Class A	930,600	357,403
	Gansu Shangfeng Materials Co. Ltd., Class A	114,361	223,787
	Gansu Yasheng Industrial Group Co. Ltd., Class A	304,900	136,282
#*	GCL Technology Holdings Ltd.	48,346,000	3,760,605
*	GDS Holdings Ltd. (9698 HK), Class A	2,853,200	11,610,085
	GemPharmatech Co. Ltd., Class A	37,823	135,399
Ω	Genertec Universal Medical Group Co. Ltd.	1,657,500	1,030,140
#*	Genscript Biotech Corp.	2,344,000	5,391,970
*	Geo-Jade Petroleum Corp., Class A	408,000	143,399
	Getein Biotech, Inc., Class A	45,600	60,108
*	Global New Material International Holdings Ltd.	61,000	57,469
Ω	Golden Throat Holdings Group Co. Ltd.	523,500	212,470
	Goldenmax International Group Ltd., Class A	61,100	460,468
#	Goldwind Science & Technology Co. Ltd., Class H	1,872,200	2,324,739
	Goodbaby International Holdings Ltd.	712,000	80,670
#	Grand Pharmaceutical Group Ltd.	3,333,000	2,193,825
#*	Greentown China Holdings Ltd.	3,298,648	2,994,895
Ω	Greentown Management Holdings Co. Ltd.	109,000	24,883
	Greentown Service Group Co. Ltd.	1,470,000	814,488
	GRG Metrology & Test Group Co. Ltd., Class A	46,000	115,688

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Guangdong Baolihua New Energy Stock Co. Ltd., Class A	215,700	$157,943
	Guangdong Construction Engineering Group Co. Ltd., Class A	203,800	100,275
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd., Class A	114,500	176,398
	Guangdong Ellington Electronics Technology Co. Ltd., Class A	194,500	272,675
	Guangdong Goworld Co. Ltd., Class A	47,800	88,969
	Guangdong Guanghua Sci-Tech Co. Ltd., Class A	44,900	138,789
*	Guangdong Guanhao High-Tech Co. Ltd., Class A	219,300	107,678
	Guangdong Hongtu Technology Holdings Co. Ltd., Class A	108,900	144,335
	Guangdong Hoshion Industrial Aluminium Co. Ltd., Class A	31,000	87,809
	Guangdong Huate Gas Co. Ltd., Class A	19,861	373,110
	Guangdong Investment Ltd.	5,326,000	5,747,728
	Guangdong Jia Yuan Technology Shares Co. Ltd., Class A	16,080	54,982
	Guangdong Lingxiao Pump Industry Co. Ltd., Class A	44,900	108,061
	Guangdong Marubi Biotechnology Co. Ltd., Class A	28,900	122,785
*	Guangdong Orient Zirconic Ind Sci & Tech Co. Ltd., Class A	15,700	33,464
*	Guangdong Shenglu Telecommunication Tech Co. Ltd., Class A	168,400	188,129
	Guangdong South New Media Co. Ltd., Class A	33,700	176,627
		Shares	Value»
CHINA — (Continued)
	Guangdong TCL Smart Home Appliances Co. Ltd.	164,700	$258,440
	Guangdong Vanward New Electric Co. Ltd., Class A	117,200	116,309
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	28,000	49,097
*	Guangdong Yowant Technology Group Co. Ltd., Class A	110,100	84,128
*	Guangdong Zhongnan Iron & Steel Co. Ltd., Class A	239,100	79,706
*	Guanghui Logistics Co. Ltd., Class A	80,600	52,772
	Guangshen Railway Co. Ltd., Class H	3,350,000	978,309
	Guangxi Energy Co. Ltd., Class A	40,600	26,398
	Guangxi LiuYao Group Co. Ltd., Class A	38,880	90,844
	Guangxi Wuzhou Communications Co. Ltd., Class A	177,800	102,231
*	GuangYuYuan Chinese Herbal Medicine Co. Ltd., Class A	12,712	28,089
#*	Guangzhou Automobile Group Co. Ltd., Class H	2,314,000	693,627
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	456,000	927,613
	Guangzhou Haoyang Electronic Co. Ltd., Class A	20,150	99,331
	Guangzhou KDT Machinery Group Co. Ltd., Class A	46,598	122,555
	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	48,900	201,062
	Guangzhou Lingnan Group Holdings Co. Ltd., Class A	120,500	164,399
	Guangzhou Restaurant Group Co. Ltd., Class A	68,700	144,073

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Guangzhou Wondfo Biotech Co. Ltd., Class A	52,100	$134,532
	Guangzhou Zhiguang Electric Co. Ltd., Class A	22,200	35,646
	Guilin Layn Natural Ingredients Corp., Class A	130,630	128,675
	Guilin Sanjin Pharmaceutical Co. Ltd., Class A	85,500	168,319
	Guizhou Gas Group Corp. Ltd., Class A	140,928	128,949
	Guizhou Guihang Automotive Components Co. Ltd., Class A	41,200	68,694
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	267,700	196,145
	Guizhou Qianyuan Power Co. Ltd., Class A	69,900	208,588
	Guizhou Red Star Developing Co. Ltd., Class A	28,200	112,674
	Guizhou Sanli Pharmaceutical Co. Ltd., Class A	53,100	80,824
	Guizhou Tyre Co. Ltd., Class A	276,600	179,119
*	Guizhou Zhenhua E-chem, Inc., Class A	30,314	46,530
	Guoguang Electric Co. Ltd., Class A	88,100	109,016
	Guomai Technologies, Inc., Class A	172,600	177,574
#	Guoquan Food Shanghai Co. Ltd., Class H	266,000	68,840
#	Gushengtang Holdings Ltd.	239,500	899,735
	H World Group Ltd. (1179 HK)	47,300	200,945
#*Ω	Haichang Ocean Park Holdings Ltd.	1,203,000	59,000
#Ω	Haidilao International Holding Ltd.	3,504,000	5,301,521
*	Hainan Haide Capital Management Co. Ltd., Class A	155,400	142,062
		Shares	Value»
CHINA — (Continued)
*	Hainan Haiqi Transportation Group Co. Ltd., Class A	58,100	$110,255
#*	Hainan Meilan International Airport Co. Ltd., Class H	377,000	260,902
	Haitian International Holdings Ltd.	2,439,000	6,467,253
Ω	Haitong UniTrust International Leasing Co. Ltd., Class H	2,992,000	297,283
	Hangzhou Advance Gearbox Group Co. Ltd., Class A	24,500	46,738
	Hangzhou Greenda Electronic Materials Co. Ltd., Class A	23,600	104,585
	Hangzhou Haoyue Personal Care Co. Ltd., Class A	41,354	147,981
	Hangzhou Huawang New Material Technology Co. Ltd., Class A	104,300	135,878
	Hangzhou Onechance Tech Corp., Class A	42,070	153,034
#*Ω	Hangzhou SF Intra-City Industrial Co. Ltd., Class H	141,800	154,936
	Hangzhou Sunrise Technology Co. Ltd., Class A	101,300	185,036
Ω	Hangzhou Tigermed Consulting Co. Ltd. (3347 HK), Class H	344,000	1,652,756
	Hangzhou Zhongtai Cryogenic Technology Corp., Class A	16,700	39,821
*	Hanking Gold International Ltd.	1,710,000	570,217
	Haosen Fintech Group Ltd.	42,000	11,889
	Harbin Boshi Automation Co. Ltd., Class A	10,900	21,625
	Harbin Electric Co. Ltd., Class H	1,957,413	3,934,934
	Harbin Electric Corp. Jiamusi Electric Machine Co. Ltd., Class A	100,680	162,515

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Harbin Gloria Pharmaceuticals Co. Ltd., Class A	277,900	$117,406
*	Harbin Pharmaceutical Group Co. Ltd., Class A	465,800	406,476
	HBIS Resources Co. Ltd., Class A	82,100	178,669
*Ω	HBM Holdings Ltd.	209,000	324,584
	Health & Happiness H&H International Holdings Ltd.	373,000	724,866
	Hebei Hengshui Laobaigan Liquor Co. Ltd., Class A	41,200	76,561
	Hefei Jianghang Aircraft Equipment Co. Ltd., Class A	145,755	226,422
	Hefei Urban Construction Development Co. Ltd., Class A	161,200	255,748
	Hello Group, Inc., Sponsored ADR	123,346	738,843
*	Henan Dayou Energy Co. Ltd., Class A	66,700	55,139
	Henan Hengxing Science & Technology Co. Ltd., Class A	121,400	69,138
	Henan Liliang Diamond Co. Ltd., Class A	49,200	363,827
	Henan Lingrui Pharmaceutical Co., Class A	50,200	170,921
	Henan Thinker Automatic Equipment Co. Ltd., Class A	67,900	232,918
*	Henan Yicheng New Energy Co. Ltd., Class A	172,000	94,059
	Henan Yuguang Gold & Lead Co. Ltd., Class A	107,100	184,556
*	Henan Yuneng Holdings Co. Ltd., Class A	125,400	222,408
	Henan Zhongyuan Expressway Co. Ltd., Class A	278,800	159,059
	Hengan International Group Co. Ltd.	1,134,500	3,578,852
	Hengbao Co. Ltd., Class A	21,900	33,297
		Shares	Value»
CHINA — (Continued)
	Hengdian Group Tospo Lighting Co. Ltd., Class A	17,600	$49,624
	Hengtong Logistics Co. Ltd., Class A	85,200	130,946
	Hichain Logistics Co. Ltd., Class A	25,900	55,269
*	High Templar Tech Ltd., Sponsored ADR	271,849	663,312
#	Hisense Home Appliances Group Co. Ltd., Class H	1,325,000	3,972,134
*	Hitevision Co. Ltd., Class A	39,400	184,329
	HitGen, Inc., Class A	41,970	171,157
	Hongli Zhihui Group Co. Ltd., Class A	79,400	77,864
*	Hongmian Zhihui Science & Technology Innovation Co. Ltd. Guangzhou	244,880	104,816
#*	Hopson Development Holdings Ltd.	4,531,026	1,525,287
	Horizon Construction Development Ltd.	2,630,591	221,063
*	Hoymiles Power Electronics, Inc., Class A	5,176	60,187
*Ω	Hua Medicine	624,000	185,320
	Huabao International Holdings Ltd.	424,000	176,347
*	Huachangda Intelligent Equipment Group Co. Ltd., Class A	91,100	50,430
	Huadian Heavy Industries Co. Ltd., Class A	189,000	170,126
#	Huadian Power International Corp. Ltd., Class H	3,826,000	2,028,537
	Huafu Fashion Co. Ltd., Class A	135,452	75,027
*	Huakai Yibai Technology Co. Ltd., Class A	39,400	75,394
	Huangshan Novel Co. Ltd., Class A	101,840	166,708
	Huangshan Tourism Development Co. Ltd., Class A	89,300	149,509
	Huapont Life Sciences Co. Ltd., Class A	213,300	139,918

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
#	Huaxin Building Materials Group Co. Ltd. (6655 HK), Class H	643,900	$1,218,676
	Hubei Chutian Smart Communication Co. Ltd., Class A	303,300	158,620
	Hubei Huitian New Materials Co. Ltd., Class A	37,400	57,149
	Hubei Zhenhua Chemical Co. Ltd., Class A	77,480	357,193
	Huishang Bank Corp. Ltd., Class H	1,391,000	900,085
*	Huizhou CEE Technology, Inc., Class A	75,100	120,841
	Hunan Aihua Group Co. Ltd., Class A	32,600	117,317
*	Hunan Corun New Energy Co. Ltd., Class A	157,500	118,325
*	Hunan Er-Kang Pharmaceutical Co. Ltd., Class A	370,100	165,124
*	Hunan Friendship & Apollo Commercial Co. Ltd., Class A	266,380	223,139
	Hunan Kaimeite Gases Co. Ltd., Class A	63,400	120,680
	Hunan Zhongke Electric Co. Ltd., Class A	19,000	39,108
#*	HUTCHMED China Ltd. 13 HK	462,000	1,044,485
	HUYA, Inc., ADR	150,188	367,961
*Ω	Hygeia Healthcare Holdings Co. Ltd., Class C	208,400	264,555
*	HyUnion Holding Co. Ltd., Class A	219,800	190,297
*	IAT Automobile Technology Co. Ltd., Class A	76,200	119,336
*	Inkeverse Group Ltd.	315,000	37,301
	INKON Life Technology Co. Ltd., Class A	142,610	156,402
	Inmyshow Digital Technology Group Co. Ltd., Class A	341,900	236,831
*	Inner Mongolia Furui Medical Science Co. Ltd., Class A	5,400	36,293
		Shares	Value»
CHINA — (Continued)
*Ω	InnoCare Pharma Ltd., Class H	1,068,000	$1,858,418
	Innuovo Technology Co. Ltd., Class A	81,100	101,228
*	Insigma Technology Co. Ltd., Class A	171,400	179,103
#	Inspur Digital Enterprise Technology Ltd.	642,000	187,763
*	Inspur Software Co. Ltd., Class A	20,700	50,159
	Intron Technology Holdings Ltd.	316,000	55,751
#*	iQIYI, Inc., ADR	655,486	832,467
*	IReader Technology Co. Ltd., Class A	87,800	289,116
*	J&T Global Express Ltd.	4,241,400	5,456,008
	Jack Technology Co. Ltd., Class A	5,700	36,420
	Jade Bird Integrated Technologies Co. Ltd.	198,432	236,587
	Jafron Biomedical Co. Ltd., Class A	86,000	236,971
	Jangho Group Co. Ltd., Class A	203,600	260,580
*Ω	JD Logistics, Inc.	2,473,400	4,742,852
*Ω	Jenscare Scientific Co. Ltd., Class H	6,800	6,084
*	Jia Yao Holdings Ltd.	81,000	231,255
	Jiajiayue Group Co. Ltd., Class A	76,400	108,458
	Jiang Su Suyan Jingshen Co. Ltd., Class A	150,100	209,084
	Jiangling Motors Corp. Ltd., Class A	66,000	166,347
*	Jiangsu Ankura Intelligent Power Co. Ltd., Class A	3,700	22,215
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd., Class A	227,700	169,179
*	Jiangsu Baichuan High-tech New Materials Co. Ltd., Class A	63,000	60,001
	Jiangsu Bojun Industrial Technology Co. Ltd., Class A	61,600	167,605
	Jiangsu Boqian New Materials Stock Co. Ltd., Class A	18,000	362,273

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jiangsu Changbao Steeltube Co. Ltd., Class A	76,200	$70,025
	Jiangsu Changhai Composite Materials Co. Ltd., Class A	42,900	100,780
	Jiangsu Changshu Automotive Trim Group Co. Ltd., Class A	53,600	88,031
	Jiangsu Chint Power Technology Co. Ltd., Class A	39,000	117,129
*	Jiangsu Dagang Co. Ltd., Class A	124,600	211,985
	Jiangsu Etern Co. Ltd., Class A	66,700	315,576
	Jiangsu Expressway Co. Ltd., Class H	542,000	670,325
*	Jiangsu General Science Technology Co. Ltd., Class A	203,700	121,902
	Jiangsu Gian Technology Co. Ltd., Class A	35,200	169,295
	Jiangsu Guomao Reducer Co. Ltd., Class A	42,700	82,920
	Jiangsu Hengshun Vinegar Industry Co. Ltd., Class A	118,800	124,784
*	Jiangsu Hongtian Technology Co. Ltd., Class A	19,400	145,075
	Jiangsu Huachang Chemical Co. Ltd., Class A	177,400	145,077
	Jiangsu Huahong Technology Stock Co. Ltd., Class A	84,000	198,352
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	304,810	187,521
	Jiangsu Jibeier Pharmaceutical Co. Ltd., Class A	15,606	56,259
*	Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	100,940	192,712
	Jiangsu Lianyungang Port Co. Ltd., Class A	63,800	41,406
	Jiangsu Linyang Energy Co. Ltd., Class A	257,200	219,787
		Shares	Value»
CHINA — (Continued)
*	Jiangsu Lopal Tech Group Co. Ltd., Class A	83,200	$230,403
	Jiangsu Olive Sensors High-Tech Co. Ltd., Class A	120,700	113,316
	Jiangsu Provincial Agricultural Reclamation & Development Corp., Class A	164,300	199,516
	Jiangsu Rongtai Industry Co. Ltd., Class A	28,300	97,383
	Jiangsu Shentong Valve Co. Ltd., Class A	86,100	161,722
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	140,200	188,759
	Jiangsu Sidike New Material Science & Technology Co. Ltd. (300806 C2), Class A	107,622	663,941
	Jiangsu Sidike New Material Science & Technology Co. Ltd. (300806 CH), Class A	20,697	127,684
	Jiangsu Soho High Hope Group Corp., Class A	171,400	59,207
*	Jiangsu Sopo Chemical Co., Class A	92,401	89,745
	Jiangsu Suzhou Rural Commercial Bank Co. Ltd., Class A	288,443	188,577
	Jiangsu ToLand Alloy Co. Ltd., Class A	23,300	95,750
*	Jiangsu Yinhe Electronics Co. Ltd., Class A	161,700	124,464
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	275,200	186,806
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	412,100	162,451
	Jiangxi Bank Co. Ltd., Class H	1,012,000	77,416

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Jiangxi Fushine Pharmaceutical Co. Ltd., Class A	75,500	$183,090
	Jiangxi Ganneng Co. Ltd., Class A	161,100	259,025
	Jiangxi Ganyue Expressway Co. Ltd., Class A	264,600	162,272
	Jiangxi Guotai Group Co. Ltd., Class A	121,900	205,247
	Jiangxi Huangshanghuang Group Food Co. Ltd., Class A	56,200	81,200
	Jiangxi Xinyu Guoke Technology Co. Ltd., Class A	46,460	147,957
	Jiangyin Haida Rubber & Plastic Co. Ltd., Class A	79,100	96,024
	Jiangyin Hengrun Heavy Industries Co. Ltd., Class A	60,300	135,767
	Jiangyin Jianghua Microelectronics Materials Co. Ltd., Class A	63,900	264,871
*	Jiangyin Zhongnan Heavy Industries Co. Ltd., Class A	243,200	103,357
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	108,234	178,171
*	Jilin Chemical Fibre, Class A	419,602	234,090
	Jilin OLED Material Tech Co. Ltd., Class A	23,525	123,936
*	Jilin Quanyangquan Co. Ltd., Class A	90,200	97,544
	Jinbei Automotive Co. Ltd., Class A	217,100	106,135
#*††	Jinchuan Group International Resources Co. Ltd.	7,638,000	9,739
	Jinghua Pharmaceutical Group Co. Ltd., Class A	144,900	144,633
	Jingjin Equipment, Inc., Class A	118,200	234,887
	Jinhong Gas Co. Ltd., Class A	61,973	238,486
	Jinhui Liquor Co. Ltd., Class A	53,400	131,495
		Shares	Value»
CHINA — (Continued)
	JinkoSolar Holding Co. Ltd., ADR	129,309	$1,957,738
	Jinlei Technology Co. Ltd., Class A	66,900	212,465
	Jinlongyu Group Co. Ltd., Class A	78,200	261,721
	Jinmao Property Services Co. Ltd.	233,779	69,188
*	Jinneng Holding Shanxi Electric Power Co. Ltd., Class A	538,000	291,532
#Ω	Jinxin Fertility Group Ltd.	3,134,500	866,420
	Jinzai Food Group Co. Ltd., Class A	76,700	123,399
	JiuGui Liquor Co. Ltd., Class A	7,100	44,000
Ω	Jiumaojiu International Holdings Ltd.	232,000	36,146
	Jiuzhitang Co. Ltd., Class A	76,900	103,208
#	JL Mag Rare-Earth Co. Ltd. (6680 HK), Class H	224,800	470,670
	JNBY Design Ltd.	631,000	1,668,405
#Ω	Joinn Laboratories China Co. Ltd., Class H	140,700	398,748
	Jones Tech PLC, Class A	24,760	158,424
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	72,700	218,802
	Joyoung Co. Ltd., Class A	65,500	88,070
	JOYY, Inc., ADR	33,008	2,428,399
#*Ω	JS Global Lifestyle Co. Ltd.	1,550,500	278,018
#*	Ju Teng International Holdings Ltd.	1,932,000	727,910
	Jutze Intelligent Technology Co. Ltd., Class A	31,800	96,112
*Ω	JW Cayman Therapeutics Co. Ltd.	5,500	1,126
	Kailuan Energy Chemical Co. Ltd., Class A	149,900	126,368
	Kaishan Group Co. Ltd., Class A	73,500	187,067
	Kanzhun Ltd.	97,400	783,677

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	KEDE Numerical Control Co. Ltd., Class A	23,357	$187,817
*	Keep, Inc.	109,700	25,785
	Keli Motor Group Co. Ltd., Class A	133,500	187,461
	Keli Sensing Technology Ningbo Co. Ltd., Class A	29,700	222,105
	Keshun Waterproof Technologies Co. Ltd., Class A	94,100	68,089
	Kidswant Digital Technology Co. Ltd., Class A	37,600	42,057
	Kinco Automation Shanghai Co. Ltd., Class A	7,843	127,426
	Kinetic Development Group Ltd.	4,630,000	998,369
	Kingboard Holdings Ltd.	1,559,921	7,801,163
	Kingboard Laminates Holdings Ltd.	1,971,000	7,342,670
*	Kingdee International Software Group Co. Ltd.	4,900,000	5,265,999
*	Kingsignal Technology Co. Ltd., Class A	51,200	81,875
*	Kingsoft Cloud Holdings Ltd.	1,882,000	1,405,015
	Kingsoft Corp. Ltd.	112,200	384,939
	Kuaijishan Shaoxing Wine Co. Ltd., Class A	75,100	167,758
	Kuangda Technology Group Co. Ltd., Class A	287,400	225,303
	Kunlun Energy Co. Ltd.	5,972,000	5,523,041
	Kunshan Dongwei Technology Co. Ltd., Class A	47,829	362,601
	Kunshan Kinglai Hygienic Materials Co. Ltd., Class A	36,820	247,699
*	Kyland Technology Co. Ltd., Class A	104,600	272,993
*	Lanzhou LS Heavy Equipment Co. Ltd., Class A	156,100	161,210
	Launch Tech Co. Ltd., Class H	273,500	240,723
	Lee & Man Chemical Co. Ltd.	528,785	318,498
		Shares	Value»
CHINA — (Continued)
	Lee & Man Paper Manufacturing Ltd.	2,242,000	$1,147,809
Ω	Legend Holdings Corp., Class H	1,319,300	2,208,666
	Leshan Giantstar Farming & Husbandry Corp. Ltd., Class A	68,400	147,787
	Li Ning Co. Ltd.	5,678,000	10,968,876
	Lianhe Chemical Technology Co. Ltd., Class A	81,400	181,725
	Liaoning Chengda Biotechnology Co. Ltd., Class A	15,351	45,457
	Liaoning Energy Industry Co. Ltd., Class A	88,000	42,454
	Liaoning Port Co. Ltd., Class H	968,000	88,828
	Lier Chemical Co. Ltd., Class A	149,980	352,719
#*	Lifetech Scientific Corp.	8,522,000	1,597,860
	Lijiang Yulong Tourism Co. Ltd., Class A	129,100	165,920
	Lily Group Co. Ltd., Class A	46,500	322,642
*	Linewell Software Co. Ltd., Class A	33,200	33,122
#	Lingbao Gold Group Co. Ltd., Class H	870,000	2,140,095
#Ω	Linklogis, Inc., Class B	1,851,000	479,730
	Liuzhou Iron & Steel Co. Ltd., Class A	283,680	173,251
#	Livzon Pharmaceutical Group, Inc., Class H	622,403	2,061,270
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	9,900	27,852
#Ω	Longfor Group Holdings Ltd.	1,795,516	1,571,346
	Longhua Technology Group Luoyang Co. Ltd., Class A	189,100	236,697
	Lonking Holdings Ltd.	4,910,000	1,952,740
	Lontium Semiconductor Corp., Class A	30,191	188,237
*	Lotus Holdings Co. Ltd.	164,799	198,713
	Lucky Harvest Co. Ltd., Class A	34,190	147,171
#*††	Lumena Newmat	363,249	0

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Luolai Lifestyle Technology Co. Ltd., Class A	106,300	$175,560
	Lushang Freda Pharmaceutical Co. Ltd., Class A	22,700	18,780
	Luyang Energy-Saving Materials Co. Ltd.	35,800	38,602
#*Ω	Luye Pharma Group Ltd.	2,979,500	772,954
*	Luyuan Group Holding Cayman Ltd.	81,500	130,153
#	Lygend Resources & Technology Co. Ltd.-H, Class H	56,200	94,858
*	Maanshan Iron & Steel Co. Ltd., Class H	2,158,048	470,696
*	Maccura Biotechnology Co. Ltd., Class A	82,661	111,374
*	Malion New Materials Co. Ltd., Class A	83,800	93,794
Ω	Maoyan Entertainment	548,600	316,356
	Maxvision Technology Corp., Class A	39,800	238,561
	Mayinglong Pharmaceutical Group Co. Ltd., Class A	42,200	156,352
#Ω	Medlive Technology Co. Ltd.	220,000	218,828
	MeiG Smart Technology Co. Ltd., Class A	44,800	233,351
#Ω	Meitu, Inc.	5,321,000	3,215,192
	Mesnac Co. Ltd., Class A	196,900	168,961
#	Metallurgical Corp. of China Ltd., Class H	1,809,000	346,197
*	M-Grass Ecology & Environment Group Co. Ltd., Class A	335,400	144,978
#	MicroPort NeuroScientific Corp.	319,224	363,869
*	Microport Scientific Corp.	1,234,300	1,058,120
Ω	Midea Real Estate Holding Ltd.	191,200	73,127
	Milkyway Intelligent Supply Chain Service Group Co. Ltd., Class A	28,971	251,349
		Shares	Value»
CHINA — (Continued)
	Ming Yuan Cloud Group Holdings Ltd.	573,000	$97,817
*	Mingfa Group International Co. Ltd.	193,000	2,056
	MINISO Group Holding Ltd.	440,600	1,438,625
	Minmetals Development Co. Ltd., Class A	196,200	278,998
	Minth Group Ltd.	1,963,000	6,953,568
*	Miracle Automation Engineering Co. Ltd., Class A	14,000	34,252
*	MLS Co. Ltd., Class A	197,100	297,458
*	MMG Ltd.	7,222,598	7,751,267
*Ω	Mobvista, Inc.	968,000	1,381,277
	Monalisa Group Co. Ltd., Class A	12,800	17,373
	Moon Environment Technology Co. Ltd., Class A	88,980	464,665
#	Morimatsu International Holdings Co. Ltd.	612,000	512,539
	MYS Group Co. Ltd., Class A	174,100	118,188
	Nancal Technology Co. Ltd., Class A	43,300	258,114
	Nanfang Pump Industry Co. Ltd., Class A	318,400	199,324
*	Nanhua Futures Co. Ltd., Class A	51,500	132,903
	NanJi E-Commerce Co. Ltd., Class A	258,000	118,538
	Nanjing Hanrui Cobalt Co. Ltd., Class A	59,300	298,699
	Nanjing Pharmaceutical Group Co. Ltd.	244,800	183,827
	Nantong Jiangshan Agrochemical & Chemical LLC, Class A	77,905	243,648
	Natural Food International Holding Ltd.	258,000	51,610
	NetDragon Websoft Holdings Ltd.	90,500	93,018
*Ω	NetEase Cloud Music, Inc.	156,250	2,545,342
	Neusoft Corp., Class A	74,900	93,730

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	New Guomai Digital Culture Co. Ltd., Class A	78,400	$126,599
*	New Journey Health Technology Group Co. Ltd., Class A	554,900	170,983
	New Trend International Logis-Tech Co. Ltd., Class A	38,080	39,960
#*	Newborn Town, Inc.	1,330,000	1,383,247
	Nexteer Automotive Group Ltd.	233,000	124,812
*	Nine Dragons Paper Holdings Ltd.	3,319,000	3,198,435
	Ningbo BaoSi Energy Equipment Co. Ltd., Class A	20,400	21,105
*	Ningbo Changhong Polymer Scientific & Technical, Inc., Class A	60,200	105,305
	Ningbo Exciton Technology Co. Ltd., Class A	32,800	105,540
	Ningbo Haitian Precision Machinery Co. Ltd., Class A	72,600	205,609
	Ningbo Kbe Electrical Technology Co. Ltd., Class A	23,240	114,248
	Ningbo Menovo Pharmaceutical Co. Ltd., Class A	33,600	123,357
	Ningbo Peacebird Fashion Co. Ltd., Class A	66,600	132,529
	Ningbo Sunrise Elc Technology Co. Ltd., Class A	55,800	213,978
	Ningbo Yongxin Optics Co. Ltd., Class A	21,000	273,857
	Ningbo Yunsheng Co. Ltd., Class A	118,900	193,164
	Ningxia Building Materials Group Co. Ltd., Class A	84,200	163,142
	Ningxia Orient Tantalum Industry Co. Ltd., Class A	33,700	218,511
	Ningxia Western Venture Industrial Co. Ltd., Class A	265,100	145,328
	NKY Medical Holdings Ltd., Class A	101,160	185,016
		Shares	Value»
CHINA — (Continued)
	Noah Holdings Ltd., Sponsored ADR	50,825	$429,471
	North Chemical Industries Co. Ltd., Class A	44,800	130,865
	North China Pharmaceutical Co. Ltd., Class A	171,300	122,350
	North Electro-Optic Co. Ltd., Class A	57,200	136,541
*	North Huajin Chemical Industries Co. Ltd., Class A	272,000	186,337
	Northeast Pharmaceutical Group Co. Ltd., Class A	217,203	147,431
	Novoray Corp., Class A	3,272	52,040
*	NSFOCUS Technologies Group Co. Ltd., Class A	60,400	66,944
*	Nuode New Materials Co. Ltd., Class A	306,700	370,509
#*Ω	Ocumension Therapeutics	349,000	225,229
#	Onewo, Inc., Class H	311,100	668,683
	Opple Lighting Co. Ltd., Class A	46,400	119,262
	OPT Machine Vision Tech Co. Ltd., Class A	12,615	194,072
	ORG Technology Co. Ltd., Class A	57,600	42,167
	Orient International Enterprise Ltd., Class A	148,200	138,023
	Orient Overseas International Ltd.	31,000	606,192
#*	OSL Group Ltd.	28,500	42,712
*	Ourpalm Co. Ltd., Class A	101,800	65,986
	PCI Technology Group Co. Ltd., Class A	84,700	61,009
#*Ω	Peijia Medical Ltd.	678,000	346,570
*††	Pengdu Agriculture & Animal Husbandry Co. Ltd., Class A	1,346,100	0
*	Pengxin International Mining Co. Ltd., Class A	185,200	181,164
	PharmaBlock Sciences Nanjing, Inc., Class A	30,200	163,798
Ω	Pharmaron Beijing Co. Ltd., Class H	754,500	2,208,252

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Phenix Optical Co. Ltd., Class A	25,200	$56,180
	PhiChem Corp., Class A	82,131	383,273
*Ω	Ping An Healthcare & Technology Co. Ltd.	2,635,658	2,631,686
*	PNC Process Systems Co. Ltd., Class A	59,680	191,379
*	Polaris Bay Group Co. Ltd., Class A	24,600	21,863
	Poly Property Group Co. Ltd.	3,821,500	741,025
	Poly Property Services Co. Ltd., Class H	105,800	379,183
	Porton Pharma Solutions Ltd., Class A	106,500	244,824
	Pou Sheng International Holdings Ltd.	2,000,806	81,788
	Precision Tsugami China Corp. Ltd.	128,000	847,094
	Prinx Chengshan Holdings Ltd.	256,000	218,340
	Puyang Huicheng Electronic Material Co. Ltd., Class A	9,700	18,898
	PW Medtech Group Ltd.	553,000	71,118
	Q Technology Group Co. Ltd.	1,418,000	1,243,080
	Qfin Holdings, Inc., ADR	48,439	672,333
	Qianhe Condiment & Food Co. Ltd., Class A	126,750	148,541
	Qiming Information Technology Co. Ltd., Class A	37,100	78,080
	Qinchuan Machine Tool & Tool Group Share Co. Ltd., Class A	197,600	282,849
	Qingdao East Steel Tower Stock Co. Ltd., Class A	32,100	89,226
*	Qingdao Gaoce Technology Co. Ltd., Class A	114,045	136,117
	Qingdao Gon Technology Co. Ltd., Class A	3,848	26,728
		Shares	Value»
CHINA — (Continued)
	Qingdao Haier Biomedical Co. Ltd., Class A	37,811	$158,035
	Qingdao NovelBeam Technology Co. Ltd., Class A	10,727	108,582
Ω	Qingdao Port International Co. Ltd., Class H	1,097,000	995,373
*	Qingling Motors Co. Ltd., Class H	762,000	59,910
#	Qinhuangdao Port Co. Ltd., Class H	1,932,500	579,648
*	QuakeSafe Technologies Co. Ltd., Class A	10,100	23,736
	Queclink Wireless Solutions Co. Ltd., Class A	71,900	109,676
	Quick Intelligent Equipment Co. Ltd., Class A	75,790	415,742
*	Quzhou DFP New Material Group Co. Ltd.	262,400	127,933
	Rainbow Digital Commercial Co. Ltd., Class A	57,700	39,039
	Rayhoo Motor Dies Co. Ltd., Class A	36,300	142,050
#*Ω	Red Star Macalline Group Corp. Ltd., Class H	541,120	73,365
	Renhe Pharmacy Co. Ltd., Class A	253,900	204,185
*	REPT BATTERO Energy Co. Ltd., Class H	345,800	475,253
	Rianlon Corp., Class A	38,750	216,314
	Riyue Heavy Industry Co. Ltd., Class A	68,300	103,275
	Rizhao Port Co. Ltd., Class A	359,300	148,008
	Ruida Futures Co. Ltd., Class A	68,700	200,405
#	Ruifeng Power Group Co. Ltd.	34,000	49,031
	Runjian Co. Ltd., Class A	25,000	177,726
	Sanjiang Shopping Club Co. Ltd., Class A	38,500	58,981
	Sanquan Food Co. Ltd., Class A	103,400	202,852

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Sansure Biotech, Inc., Class A	52,791	$120,770
	Sany Heavy Equipment International Holdings Co. Ltd.	4,159,000	3,939,522
#*	Seazen Group Ltd.	3,992,571	732,203
	SF Diamond Co. Ltd., Class A	30,100	131,556
	Shaanxi Construction Engineering Group Corp. Ltd., Class A	332,700	144,909
*	Shaanxi Fenghuo Electronics Co. Ltd., Class A	85,800	95,648
*	Shaanxi Heimao Coking Co. Ltd., Class A	352,600	170,403
	ShaanXi Provincial Natural Gas Co. Ltd., Class A	109,500	119,719
	Shandong Bohui Paper Industrial Co. Ltd., Class A	109,103	79,458
	Shandong Dawn Polymer Co. Ltd., Class A	79,900	304,802
*	Shandong Denghai Seeds Co. Ltd., Class A	151,100	196,404
*	Shandong Haihua Co. Ltd., Class A	93,700	58,501
	Shandong Hi-Speed Road & Bridge Group Co. Ltd., Class A	177,000	133,730
*	Shandong Huatai Paper Industry Shareholding Co. Ltd., Class A	182,200	87,768
	Shandong Jincheng Pharmaceutical Group Co. Ltd., Class A	15,200	29,011
*	Shandong Jinjing Science & Technology Co. Ltd., Class A	130,400	82,008
	Shandong Lukang Pharma, Class A	169,300	184,918
	Shandong New Beiyang Information Technology Co. Ltd., Class A	55,300	52,256
		Shares	Value»
CHINA — (Continued)
	Shandong Pharmaceutical Glass Co. Ltd., Class A	82,400	$243,503
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	4,848,400	2,075,505
	Shandong WIT Dyne Health Co. Ltd., Class A	43,400	167,205
	Shandong Xiantan Group Co. Ltd.	106,800	97,132
#	Shandong Xinhua Pharmaceutical Co. Ltd., Class H	582,400	454,519
	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd., Class A	174,200	224,747
	Shanghai Acrel Co. Ltd., Class A	13,600	40,442
*	Shanghai Aerospace Automobile Electromechanical Co. Ltd., Class A	101,800	152,344
	Shanghai AtHub Co. Ltd., Class A	18,399	66,133
	Shanghai Baosteel Packaging Co. Ltd., Class A	213,800	143,479
*Ω	Shanghai Bio-heart Biological Technology Co. Ltd., Class H	25,000	7,276
*	Shanghai Bright Meat Group Co. Ltd., Class A	169,000	131,215
	Shanghai Chicmax Cosmetic Co. Ltd., Class H	47,200	179,114
	Shanghai Chlor-Alkali Chemical Co. Ltd., Class A	139,200	215,006
	Shanghai Datun Energy Resources Co. Ltd., Class A	134,680	170,838
	Shanghai Environment Group Co. Ltd., Class A	149,986	158,165
*	Shanghai Feilo Acoustics Co. Ltd., Class A	243,400	199,543

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanghai Fengyuzhu Culture & Technology Co. Ltd., Class A	67,800	$102,418
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	706,500	1,481,881
#	Shanghai Fudan Microelectronics Group Co. Ltd., Class H	779,000	2,374,255
#	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd., Class H	172,000	52,934
	Shanghai Fullhan Microelectronics Co. Ltd., Class A	18,100	150,536
	Shanghai Ganglian E-Commerce Holdings Co. Ltd., Class A	28,300	69,020
	Shanghai Gentech Co. Ltd., Class A	51,384	377,763
	Shanghai Haixin Group Co., Class A	75,700	88,344
	Shanghai Hanbell Precise Machinery Co. Ltd., Class A	76,600	289,668
#*Ω	Shanghai Henlius Biotech, Inc., Class H	93,900	666,163
#	Shanghai Industrial Holdings Ltd.	767,000	1,351,729
#	Shanghai INT Medical Instruments Co. Ltd., Class H	152,200	647,941
	Shanghai Jahwa United Co. Ltd., Class A	81,300	221,616
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	100,200	144,268
	Shanghai Kaibao Pharmaceutical Co. Ltd., Class A	194,559	158,444
	Shanghai Kelai Mechatronics Engineering Co. Ltd., Class A	46,489	110,699
	Shanghai Liangxin Electrical Co. Ltd., Class A	153,265	205,034
		Shares	Value»
CHINA — (Continued)
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd., Class A	9,142	$126,658
*	Shanghai Milkground Food Tech Co. Ltd., Class A	77,599	264,693
*	Shanghai New Power Automotive Technology Co. Ltd., Class A	24,900	21,549
#	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	1,208,500	1,853,724
	Shanghai Pioneer Holding Ltd.	1,330,000	373,780
	Shanghai Pudong Construction Co. Ltd., Class A	211,392	161,382
	Shanghai QiFan Cable Co. Ltd., Class A	32,200	87,047
*	Shanghai Shibei Hi-Tech Co. Ltd., Class A	256,012	164,762
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	164,400	215,235
	Shanghai Tongji Science & Technology Industrial Co. Ltd., Class A	140,900	241,245
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	110,200	142,972
	Shanghai Yaoji Technology Co. Ltd., Class A	34,333	94,437
	Shanghai Yct Electronics Group Co. Ltd., Class A	20,956	132,820
	Shanghai Zhezhong Group Co. Ltd., Class A	48,500	122,924
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	380,400	357,156
	Shantou Wanshun New Material Group Co. Ltd., Class A	83,800	75,420
	Shanxi Blue Flame Holding Co. Ltd., Class A	181,300	187,824

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanxi Coking Co. Ltd., Class A	184,400	$98,871
*	Shanxi Guoxin Energy Corp. Ltd., Class A	189,860	91,119
	Shanxi Hi-speed Group Co. Ltd., Class A	189,200	132,032
*	Shanxi Lanhua Sci-Tech Venture Co. Ltd., Class A	198,900	206,114
*	Shanxi Lu'an Chemical Technology Co. Ltd., Class A	196,000	71,041
	Shengda Resources Co. Ltd., Class A	51,307	192,368
*	Shenma Industry Co. Ltd., Class A	201,400	189,240
	Shenzhen Airport Co. Ltd., Class A	238,400	239,071
*	Shenzhen Baoming Technology Co. Ltd., Class A	7,200	33,583
	Shenzhen Batian Ecotypic Engineering Co. Ltd., Class A	109,100	187,675
	Shenzhen BSC Technology Co. Ltd., Class A	22,340	180,505
	Shenzhen Center Power Tech Co. Ltd., Class A	68,300	174,158
	Shenzhen Cereals Holdings Co. Ltd., Class A	158,300	143,358
	Shenzhen Changhong Technology Co. Ltd., Class A	66,900	135,047
	Shenzhen Click Technology Co. Ltd., Class A	101,400	203,267
	Shenzhen Colibri Technologies Co. Ltd., Class A	87,400	437,278
	Shenzhen Comix Group Co. Ltd., Class A	62,300	61,120
	Shenzhen Desay Battery Technology Co., Class A	43,574	157,590
*	Shenzhen Dynanonic Co. Ltd., Class A	24,238	153,396
#	Shenzhen Expressway Corp. Ltd., Class H	2,482,400	2,152,977
		Shares	Value»
CHINA — (Continued)
*	Shenzhen Feima International Supply Chain Co. Ltd., Class A	301,000	$99,514
	Shenzhen Forms Syntron Information Co. Ltd.	49,800	164,570
	Shenzhen Fuanna Bedding & Furnishing Co. Ltd., Class A	88,000	85,939
	Shenzhen Gongjin Electronics Co. Ltd., Class A	138,600	297,226
Ω	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H	195,000	106,935
#	Shenzhen International Holdings Ltd.	4,712,256	3,668,978
#*	Shenzhen Investment Ltd.	10,091,720	874,596
	Shenzhen Invt Electric Co. Ltd., Class A	91,100	88,028
	Shenzhen Jieshun Science & Technology Industry Co. Ltd., Class A	89,334	101,567
*	Shenzhen Jinjia Group Co. Ltd., Class A	176,500	98,034
	Shenzhen Jufei Optoelectronics Co. Ltd., Class A	237,200	245,432
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	123,100	178,556
	Shenzhen Leaguer Co. Ltd., Class A	211,200	222,163
	Shenzhen Lifotronic Technology Co. Ltd., Class A	56,939	92,111
	Shenzhen Microgate Technology Co. Ltd., Class A	175,100	364,853
	Shenzhen Noposin Crop Science Co. Ltd., Class A	201,300	276,400
	Shenzhen Qingyi Photomask Ltd., Class A	49,231	200,869
	Shenzhen SEG Co. Ltd., Class A	62,800	61,822

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shenzhen Sinexcel Electric Co. Ltd., Class A	60,400	$304,293
	Shenzhen Sunline Tech Co. Ltd., Class A	149,700	213,397
	Shenzhen Sunnypol Optoelectronics Co. Ltd., Class A	12,800	50,505
	Shenzhen Tagen Group Co. Ltd., Class A	454,710	226,527
*	Shenzhen Topraysolar Co. Ltd., Class A	114,700	67,698
*	Shenzhen Topway Video Communication Co. Ltd., Class A	107,000	95,637
	Shenzhen United Winners Laser Co. Ltd., Class A	46,617	127,562
	Shenzhen Weiguang Biological Products Co. Ltd., Class A	10,400	30,691
*	Shenzhen Yitoa Intelligent Control Co. Ltd., Class A	121,700	227,725
	Shenzhou International Group Holdings Ltd.	727,300	4,133,478
	Shida Shinghwa Advanced Material Group Co. Ltd., Class A	9,748	92,169
	Shinva Medical Instrument Co. Ltd., Class A	39,700	76,290
#	Shoucheng Holdings Ltd.	4,233,600	951,081
#	Shougang Fushan Resources Group Ltd.	4,521,565	1,381,117
††	Shouhang High-Tech Energy Co. Ltd., Class A	269,600	2,797
#*	Shui On Land Ltd.	6,231,143	429,541
*	Sichuan Chengfei Integration Technology Corp., Class A	93,300	315,935
	Sichuan EM Technology Co. Ltd., Class A	63,200	321,901
#	Sichuan Expressway Co. Ltd., Class H	3,234,000	1,993,119
		Shares	Value»
CHINA — (Continued)
	Sichuan Furong Technology Co. Ltd., Class A	70,520	$94,875
*	Sichuan Haite High-tech Co. Ltd., Class A	138,776	192,107
	Sichuan Injet Electric Co. Ltd., Class A	51,100	330,972
*	Sichuan Lutianhua Co. Ltd., Class A	277,700	148,023
	Sichuan Teway Food Group Co. Ltd., Class A	164,132	368,732
	Sihuan Pharmaceutical Holdings Group Ltd.	5,409,000	619,787
	SIIC Environment Holdings Ltd. (807 HK)	128,000	16,153
Ω	Simcere Pharmaceutical Group Ltd.	1,299,000	2,043,830
*	Sinic Holdings Group Co. Ltd.	235,000	0
	Sino GeoPhysical Co. Ltd., Class A	38,100	164,034
	Sino Wealth Electronic Ltd., Class A	23,100	72,651
*	Sinocare, Inc., Class A	24,785	60,009
	Sinofert Holdings Ltd.	6,383,327	1,056,469
	Sinomach Automobile Co. Ltd., Class A	202,000	157,002
	Sinomach Precision Industry Group Co. Ltd., Class A	51,400	320,703
	Sinopec Engineering Group Co. Ltd., Class H	3,732,000	2,584,100
#	Sinopec Kantons Holdings Ltd.	2,830,000	1,344,673
*	Sinopec Oilfield Equipment Corp., Class A	170,200	132,729
#*	Sinopec Oilfield Service Corp., Class H	6,360,000	524,604
#*	Sinopec Shanghai Petrochemical Co. Ltd., Class H	4,886,000	705,222
	Sinopharm Group Co. Ltd., Class H	2,624,400	5,819,855
	Sinoseal Holding Co. Ltd., Class A	29,100	128,210

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Sinosteel Engineering & Technology Co. Ltd., Class A	315,300	$244,013
	Sinosteel New Materials Co. Ltd., Class A	124,300	147,851
	Sinotrans Ltd., Class H	7,449,000	4,481,602
	Sinotruk Hong Kong Ltd.	288,500	1,495,304
	Sirio Pharma Co. Ltd., Class A	38,841	98,813
	Skyworth Digital Co. Ltd., Class A	134,600	188,258
*	Skyworth Group Ltd.	1,090,000	606,981
	Snowsky Salt Industry Group Co. Ltd., Class A	198,412	157,121
#*	SOHO China Ltd.	2,022,000	87,765
*	South Manganese Investment Ltd.	943,000	46,458
	Southern Publishing & Media Co. Ltd., Class A	117,500	209,120
#*	So-Young International, Inc., ADR	92,288	169,810
#	SSY Group Ltd.	5,457,152	1,653,863
	Stanley Agricultural Group Co. Ltd., Class A	223,700	296,898
#*	Star Plus Legend Holdings Ltd., Class H	215,500	117,215
	Sumavision Technologies Co. Ltd., Class A	245,300	164,904
#	Sun Art Retail Group Ltd.	2,602,500	395,574
	Sun King Technology Group Ltd.	3,180,000	552,311
	Sunflower Pharmaceutical Group Co. Ltd., Class A	27,000	54,129
	Sunny Optical Technology Group Co. Ltd.	988,200	7,062,825
	Sunrise Group Co. Ltd., Class A	80,700	70,205
#*	Sunshine Lake Pharma Co. Ltd., Class H	215,847	1,149,338
	Sunstone Development Co. Ltd., Class A	54,200	136,761
		Shares	Value»
CHINA — (Continued)
	Sunward Intelligent Equipment Co. Ltd., Class A	272,650	$292,661
	Suzhou Anjie Technology Co. Ltd., Class A	151,900	297,111
	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	353,100	195,057
	Suzhou Good-Ark Electronics Co. Ltd., Class A	99,900	131,046
	Suzhou New District Hi-Tech Industrial Co. Ltd., Class A	165,900	158,297
	Suzhou Secote Precision Electronic Co. Ltd., Class A	60,190	343,017
*	Suzhou SLAC Precision Equipment Co. Ltd., Class A	71,200	130,536
	Suzhou Sushi Testing Group Co. Ltd., Class A	90,200	190,046
	Suzhou TZTEK Technology Co. Ltd., Class A	37,593	381,348
*	SVG Optronics Co. Ltd., Class A	21,000	120,696
#	SY Holdings Group Ltd.	1,004,000	915,134
#	Symphony Holdings Ltd.	6,450,000	1,076,632
*	SYoung Group Co. Ltd., Class A	50,900	152,456
*	Taiyuan Heavy Industry Co. Ltd., Class A	368,700	111,497
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	71,600	70,563
	Tangshan Sunfar Silicon Industry Co. Ltd., Class A	41,100	216,574
*	Tansun Technology Co. Ltd., Class A	22,200	48,997
#*	Tanwan, Inc.	82,800	107,939
	Tayho Advanced Materials Group Co. Ltd., Class A	85,700	144,602
	TCL Electronics Holdings Ltd.	2,874,347	5,914,217
*	TDG Holdings Co. Ltd., Class A	102,300	251,087

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
*††	Tech-Pro, Inc.	43,862,000	$0
	Tellhow Sci-Tech Co. Ltd., Class A	77,570	92,074
*	Telling Telecommunication Holding Co. Ltd., Class A	98,500	122,926
	Ten Pao Group Holdings Ltd.	32,000	6,853
	Tenfu Cayman Holdings Co. Ltd.	286,000	96,228
	Three's Co. Future Technology Group Co. Ltd., Class A	30,907	158,258
#	Tian An China Investment Co. Ltd.	1,092,000	497,561
#	Tian Lun Gas Holdings Ltd.	318,000	108,287
	Tiangong International Co. Ltd.	3,496,000	1,308,901
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	1,602,000	782,187
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	331,300	165,392
	Tianjin Development Holdings Ltd.	344,000	93,920
	Tianjin Port Co. Ltd., Class A	342,300	224,709
	Tianjin Port Development Holdings Ltd.	3,762,800	297,904
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	81,135	204,460
*	Tianjin TEDA Resources Recycling Group Co. Ltd., Class A	276,400	144,523
	Tianjin You Fa Steel Pipe Group Stock Co. Ltd., Class A	182,900	140,943
	Tianneng Power International Ltd.	1,832,048	1,184,328
*	Tianqi Lithium Corp., Class H	10,800	46,004
	Tianrun Industry Technology Co. Ltd., Class A	168,300	208,907
	Tibet Mineral Development Co. Ltd., Class A	14,200	46,842
		Shares	Value»
CHINA — (Continued)
	Tibet Rhodiola Pharmaceutical Holding Co., Class A	27,100	$155,246
	Time Interconnect Technology Ltd.	1,630,000	2,732,976
	Tingyi Cayman Islands Holding Corp.	2,842,000	4,304,236
*	Titan Wind Energy Suzhou Co. Ltd., Class A	42,200	39,886
	TK Group Holdings Ltd.	174,000	37,759
	TKD Science & Technology Co. Ltd., Class A	66,200	292,914
	Tofflon Science & Technology Group Co. Ltd., Class A	147,600	266,091
	Tomson Group Ltd.	603,139	174,997
#	Tong Ren Tang Technologies Co. Ltd., Class H	1,042,000	467,442
	Tongcheng Travel Holdings Ltd.	3,088,800	5,623,092
	Tongdao Liepin Group	49,200	13,475
*	Tongding Interconnection Information Co. Ltd., Class A	76,800	157,593
#	Tongguan Gold Group Ltd.	3,086,000	810,714
	Tongyu Heavy Industry Co. Ltd., Class A	529,953	221,199
*	Topsec Technologies Group, Inc., Class A	163,327	159,290
Ω	Topsports International Holdings Ltd.	3,349,000	579,044
	Toread Holdings Group Co. Ltd., Class A	78,400	106,717
#	Towngas Smart Energy Co. Ltd.	2,576,853	1,150,133
*	TPV Technology Co. Ltd., Class A	210,400	69,826
	TravelSky Technology Ltd., Class H	37,000	40,812
*	Triumph New Energy Co. Ltd., Class H	174,000	52,722
	Triumph Science & Technology Co. Ltd., Class A	148,800	330,393

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
*††	Trony Solar Holdings Co. Ltd.	1,757,000	$0
	Tsingtao Brewery Co. Ltd., Class H	900,000	5,350,794
	TSP Wind Power Group Co. Ltd., Class A	176,900	200,934
*Ω	Tuhu Car, Inc.	86,700	133,762
*††	Tunghsu Optoelectronic Technology Co. Ltd., Class A	792,500	0
	Tuya, Inc., ADR	141,245	237,292
#	Uni-President China Holdings Ltd.	4,377,000	4,210,198
#*	United Energy Group Ltd.	2,112,900	97,444
*	UTour Group Co. Ltd., Class A	172,400	132,192
	V V Food & Beverage Co. Ltd., Class A	253,300	120,825
	Valiant Co. Ltd., Class A	189,900	359,413
	Vatti Corp. Ltd., Class A	147,700	106,103
*	Vcanbio Cell & Gene Engineering Corp. Ltd., Class A	114,900	319,952
	Vipshop Holdings Ltd., ADR	577,802	8,863,470
	Visual China Group Co. Ltd., Class A	18,500	49,224
*Ω	Viva Biotech Holdings	1,067,000	176,670
#*	Vnet Group, Inc., ADR	292,747	2,098,996
*	VOYAH Automobile Technology Co. Ltd., Class H	1,663,592	614,290
*	Wanbangde Pharmaceutical Holding Group Co. Ltd., Class A	7,300	10,579
*	Wangfujing Group Co. Ltd., Class A	140,700	218,528
	Wangneng Environment Co. Ltd., Class A	77,245	164,037
#	Wanguo Gold Group Ltd.	1,640,000	2,206,194
	Want Want China Holdings Ltd.	7,162,000	3,082,333
	Warom Technology, Inc. Co., Class A	58,700	142,451
	Wasion Holdings Ltd.	1,858,000	4,181,723
		Shares	Value»
CHINA — (Continued)
	Weaver Network Technology Co. Ltd., Class A	15,160	$84,313
	Weibo Corp. (9898 HK), Class A	83,680	677,663
	Weihai Guangtai Airport Equipment Co. Ltd., Class A	85,600	121,089
	Weilong Delicious Global Holdings Ltd.	703,800	759,420
#*Ω	Weimob, Inc.	2,288,000	351,065
*	WellCell Holdings Co. Ltd.	1,187,200	27,811
*	Wellhope Foods Co. Ltd., Class A	142,900	132,740
	Wenzhou Yihua Connector Co. Ltd., Class A	39,600	304,461
#	West China Cement Ltd.	5,844,000	1,334,972
	Western Metal Materials Co. Ltd., Class A	37,800	181,636
	Wharf Holdings Ltd.	1,650,000	4,131,012
*	Winall Hi-Tech Seed Co. Ltd., Class A	111,168	84,242
	Windey Energy Technology Group Co. Ltd., Class A	57,950	101,262
*	World Union Group, Inc., Class A	271,900	84,638
	Wuhan East Lake High Technology Group Co. Ltd., Class A	105,200	129,157
*	Wuhan Fingu Electronic Technology Co. Ltd., Class A	46,600	60,477
*	Wuhan P&S Information Technology Co. Ltd., Class A	70,400	120,279
	Wuxi Best Precision Machinery Co. Ltd., Class A	59,800	185,739
	Wuxi Boton Technology Co. Ltd., Class A	54,100	154,736
	Wuxi Chipown Micro-Electronics Ltd., Class A	12,113	116,302
*	Wuxi DK Electronic Materials Co. Ltd., Class A	10,400	78,525

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Wuxi Longsheng Technology Co. Ltd., Class A	20,180	$62,758
	Wuxi Paike New Materials Technology Co. Ltd., Class A	22,100	249,834
	Wuxi Rural Commercial Bank Co. Ltd., Class A	261,500	218,922
#*	WuXi XDC Cayman, Inc.	543,000	3,581,814
	Wuxi Xinje Electric Co. Ltd., Class A	29,200	215,560
#	XD, Inc.	466,200	2,830,416
*Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	535,000	16,237
	Xiamen Changelight Co. Ltd., Class A	70,400	171,890
	Xiamen International Airport Co. Ltd., Class A	52,000	114,669
	Xiamen ITG Group Corp. Ltd., Class A	222,400	194,519
	Xiamen Jihong Technology Co. Ltd., Class A	64,000	165,913
	Xiamen Kingdomway Group Co., Class A	38,400	80,478
*	Xian International Medical Investment Co. Ltd., Class A	220,600	139,058
	Xi'an Manareco New Materials Co. Ltd., Class A	16,133	85,683
	Xiandai Investment Co. Ltd., Class A	356,794	198,774
	Xiangtan Electrochemical Scientific Co. Ltd., Class A	111,500	203,833
	Ximei Resources Holding Ltd.	125,000	183,225
	Xin Point Holdings Ltd.	82,000	40,792
	Xingda International Holdings Ltd.	80,000	11,936
	Xingfa Aluminium Holdings Ltd.	481,000	409,152
#	Xinhua Winshare Publishing & Media Co. Ltd., Class H	1,500,103	1,907,052
	Xinhuanet Co. Ltd., Class A	19,580	48,220
		Shares	Value»
CHINA — (Continued)
	Xinjiang Joinworld Co. Ltd., Class A	182,800	$244,100
	Xinjiang Qingsong Building Materials & Chemicals Group Co. Ltd., Class A	240,700	123,404
*	Xinjiang Xintai Natural Gas Co. Ltd., Class A	47,300	181,483
#	Xinjiang Xinxin Mining Industry Co. Ltd., Class H	1,597,000	359,404
	Xinjiang Xuefeng Sci-Tech Group Co. Ltd., Class A	220,300	251,924
	Xinxiang Chemical Fiber Co. Ltd., Class A	301,700	265,775
#	Xinyi Energy Holdings Ltd.	5,004,780	573,745
#	Xinyi Solar Holdings Ltd.	3,618,929	1,015,890
	Xinzhi Group Co. Ltd., Class A	71,300	167,125
	Xizang Zhufeng Resources Co. Ltd., Class A	97,700	185,061
	Xizi Clean Energy Equipment Manufacturing Co. Ltd., Class A	85,600	175,375
#	Xtep International Holdings Ltd.	4,885,194	2,354,376
#*	Xunlei Ltd., ADR	82,287	439,413
#Ω	Yadea Group Holdings Ltd.	3,721,281	5,100,298
	Yangling Metron New Material, Inc., Class A	78,600	183,929
Ω	Yangtze Optical Fibre & Cable Joint Stock Co. Ltd., Class H	26,500	321,435
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	46,200	122,236
	Yantai North Andre Juice Co. Ltd., Class H	62,000	156,801
	YanTai Shuangta Food Co. Ltd., Class A	202,100	126,135
	Yantai Zhenghai Magnetic Material Co. Ltd., Class A	43,800	72,296
#*	Yatsen Holding Ltd., ADR	32,244	110,597

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	YD Electronic Technology Co. Ltd., Class A	23,600	$200,791
	Yechiu Metal Recycling China Ltd., Class A	305,500	140,098
	Yeebo International Holdings Ltd.	78,000	31,311
*	YH Entertainment Group	27,000	6,672
*	Yibin Tianyuan Group Co. Ltd., Class A	158,000	136,224
	Yifan Pharmaceutical Co. Ltd., Class A	15,700	23,874
	Yihai International Holding Ltd.	996,000	1,973,618
*	Yijiahe Technology Co. Ltd., Class A	11,200	36,726
	Yinbang Clad Material Co. Ltd., Class A	156,200	214,716
	Yiren Digital Ltd., Sponsored ADR	139,297	154,620
Ω	Yixin Group Ltd.	2,266,000	386,099
	Yixintang Pharmaceutical Group Co. Ltd., Class A	100,100	173,168
	Yizumi Holdings Co. Ltd., Class A	86,500	273,510
	Yongjin Technology Group Co. Ltd.	64,300	193,224
	Yotrio Group Co. Ltd., Class A	126,900	50,735
*	Youcare Pharmaceutical Group Co. Ltd., Class A	46,828	85,024
#*	Youdao, Inc., ADR	5,385	90,468
	Youngy Co. Ltd., Class A	6,500	59,268
*	Youzu Interactive Co. Ltd., Class A	163,800	274,276
#	Yuexiu Property Co. Ltd.	1,360,456	627,759
	Yuexiu Transport Infrastructure Ltd.	1,846,018	874,671
*	Yueyang Forest & Paper Co. Ltd., Class A	314,477	156,978
*	Yueyang Xingchang Petro-Chemical Co. Ltd., Class A	64,600	114,835
	Yunnan Energy Investment Co. Ltd., Class A	98,300	139,647
		Shares	Value»
CHINA — (Continued)
	Yunnan Nantian Electronics Information Co. Ltd., Class A	42,200	$98,829
	Yutong Heavy Industries Co. Ltd., Class A	55,300	76,518
#*	Zai Lab Ltd. 9688 HK	432,500	788,094
#*	Zai Lab Ltd. ZLAB US, ADR	13,996	255,707
	Zanyu Technology Group Co. Ltd., Class A	31,400	45,081
	ZCZL Industrial Technology Group Co. Ltd., Class H	989,600	1,774,991
	Zengame Technology Holding Ltd.	300,000	92,551
	Zhaojin Mining Industry Co. Ltd., Class H	2,552,000	6,918,014
	Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd., Class A	132,400	184,069
	Zhejiang Ausun Pharmaceutical Co. Ltd., Class A	159,100	174,635
	Zhejiang Changsheng Sliding Bearings Co. Ltd., Class A	10,200	97,353
	Zhejiang Communications Technology Co. Ltd., Class A	322,100	172,239
	Zhejiang Conba Pharmaceutical Co. Ltd., Class A	183,200	117,842
*	Zhejiang Dun'An Artificial Environment Co. Ltd., Class A	79,600	124,515
	Zhejiang Expressway Co. Ltd., Class H	4,415,920	3,910,294
	Zhejiang Garden Biopharmaceutical Co. Ltd., Class A	92,000	169,344
#*††	Zhejiang Glass Co. Ltd., Class H	415,000	0
*	Zhejiang Great Southeast Co. Ltd., Class A	96,100	41,448
	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd., Class A	177,400	214,900

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhejiang Hailide New Material Co. Ltd., Class A	97,400	$77,293
	Zhejiang Hangmin Co. Ltd., Class A	194,400	192,658
*	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	95,900	77,383
	Zhejiang Hisun Pharmaceutical Co. Ltd., Class A	142,700	244,554
	Zhejiang Huace Film & Television Co. Ltd., Class A	100,600	103,994
	Zhejiang Huangma Technology Co. Ltd., Class A	86,100	166,188
*	Zhejiang Huatong Meat Products Co. Ltd., Class A	34,900	39,796
	Zhejiang International Group Co. Ltd., Class A	46,200	65,028
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	66,100	68,611
	Zhejiang Jinggong Integration Technology Co. Ltd., Class A	61,800	122,570
	Zhejiang Jingu Co. Ltd., Class A	63,400	85,372
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	96,800	196,000
	Zhejiang Lante Optics Co. Ltd., Class A	39,901	350,610
	Zhejiang Meida Industrial Co. Ltd., Class A	99,100	92,896
	Zhejiang Runtu Co. Ltd., Class A	192,334	390,459
	Zhejiang Semir Garment Co. Ltd., Class A	334,400	307,942
	Zhejiang Shaoxing RuiFeng Rural Commercial Bank Co. Ltd., Class A	203,000	152,502
#*	Zhejiang Shibao Co. Ltd., Class H	444,000	221,811
	Zhejiang Songyuan Automotive Safety Systems Co. Ltd., Class A	57,428	134,727
		Shares	Value»
CHINA — (Continued)
	Zhejiang Southeast Space Frame Co. Ltd., Class A	111,200	$102,626
*	Zhejiang Sunriver Culture Tourism Co. Ltd., Class A	85,800	71,851
	Zhejiang Taihua New Material Group Co. Ltd., Class A	99,000	126,288
	Zhejiang Wansheng Co. Ltd., Class A	101,200	148,364
	Zhejiang Weixing Industrial Development Co. Ltd., Class A	123,800	194,757
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	47,800	167,597
	Zhejiang XCC Group Co. Ltd., Class A	45,800	352,048
	Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	119,500	151,770
	Zhejiang Xinao Textiles, Inc., Class A	42,930	37,227
	Zhejiang Xinhua Chemical Co. Ltd., Class A	20,500	82,526
	Zhejiang Yasha Decoration Co. Ltd., Class A	256,100	133,428
	Zhejiang Yonggui Electric Equipment Co. Ltd., Class A	71,900	144,195
	Zhejiang Yonghe Refrigerant Co. Ltd., Class A	59,400	276,160
*	Zhejiang Zhongxin Fluoride Materials Co. Ltd., Class A	7,100	16,962
	Zhende Medical Co. Ltd., Class A	19,700	265,464
	Zhengzhou GL Tech Co. Ltd., Class A	29,800	114,832
	Zhenjiang Dongfang Electric Heating Technology Co. Ltd., Class A	264,800	176,566
*	Zhewen Interactive Group Co. Ltd., Class A	67,800	78,485
*Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	1,847,700	2,615,269

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	ZhongMan Petroleum & Natural Gas Group Corp. Ltd., Class A	13,400	$43,359
*	Zhongsheng Group Holdings Ltd.	793,500	459,054
*††	Zhongtian Financial Group Co. Ltd., Class A	1,461,176	0
	Zhongtong Bus Holding Co. Ltd., Class A	113,900	175,052
	ZhongYeDa Electric Co. Ltd., Class A	22,700	26,600
	Zhongyuan Environment-Protection Co. Ltd., Class A	146,000	160,884
Ω	Zhou Hei Ya International Holdings Co. Ltd.	62,500	10,363
	Zhuhai Enpower Electric Co. Ltd., Class A	23,257	68,587
	Zhuhai Port Co. Ltd., Class A	93,400	69,940
	Zhuzhou CRRC Times Electric Co. Ltd., Class H	585,600	2,513,891
	Zhuzhou Huarui Precision Cutting Tools Co. Ltd., Class A	6,027	64,552
*	Zhuzhou Smelter Group Co. Ltd., Class A	11,100	37,302
	Zhuzhou Times New Material Technology Co. Ltd., Class A	163,168	269,856
	ZJAMP Group Co. Ltd., Class A	50,400	59,074
#Ω	ZJLD Group, Inc.	596,600	606,203
	ZJMI Environmental Energy Co. Ltd., Class A	78,900	141,234
	Zkteco Co. Ltd., Class A	23,700	82,588
#	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	1,527,000	1,474,944
	ZWSOFT Co. Ltd. Guangzhou, Class A	33,936	242,142
		Shares	Value»
CHINA — (Continued)
#Ω	Zylox-Tonbridge Medical Technology Co. Ltd., Class H	228,000	$553,397
TOTAL CHINA			796,552,869
COLOMBIA — (0.1%)
	Almacenes Exito SA	9,125	13,594
	Bolsa de Valores de Colombia	22,199	110,889
	Celsia SA	393,020	624,094
	Cementos Argos SA	257,476	899,324
*	Corp. Financiera Colombiana SA	109,392	710,786
	Grupo Argos SA	90,312	483,760
	Grupo de Inversiones Suramericana SA	26,327	458,613
	Mineros SA	93,364	470,516
	Promigas SA ESP	10,240	21,583
TOTAL COLOMBIA			3,793,159
GREECE — (1.1%)
#	Aegean Airlines SA	125,190	1,761,275
#*	Aktor SA Holding Co. Technical & Energy Projects	150,373	1,824,611
#	Athens International Airport SA	35,252	429,614
	Athens Water Supply & Sewage Co. SA	80,877	1,063,337
	Autohellas Tourist & Trading SA	61,105	818,937
	Avax SA	103,049	404,922
#*	Ballys Intralot SA	210,350	267,074
#	Bank of Greece	33,172	574,441
	Cenergy Holdings SA	5,948	148,556
#	ElvalHalcor SA	124,834	542,294
#	Fourlis Holdings SA	68,675	323,852
	GEK Terna SA	228,704	11,971,534
	Helleniq Energy Holdings SA	105,970	1,585,256
	Holding Co. ADMIE IPTO SA	305,384	1,586,689
#	Ideal Holdings SA	20,091	139,723
#	Intracom Holdings SA	144,281	502,177
	Kri-Kri Milk Industry SA	7,535	244,900
*	LAMDA Development SA	128,290	938,558
	Motor Oil Hellas Corinth Refineries SA	48,842	2,869,308
	Optima bank SA	55,204	668,779
#	Piraeus Port Authority SA	25,327	1,293,150
	Profile Systems & Software SA	10,038	104,231

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
GREECE — (Continued)
	Quest Holdings SA	58,079	$480,648
	Sarantis SA	130,238	2,176,134
	Thrace Plastics Holding & Co.	10,688	58,625
	Titan SA (TITC GA)	85,095	5,121,419
TOTAL GREECE			37,900,044
HONG KONG — (0.0%)
#	NH Health	269,500	91,066
	Truly International Holdings Ltd.	891,573	96,493
TOTAL HONG KONG			187,559
HUNGARY — (0.2%)
#*	4iG Nyrt	109,928	609,292
	Magyar Telekom Telecommunications PLC	615,145	5,332,565
	Opus Global Nyrt	518,149	587,217
	Richter Gedeon Nyrt	25,220	939,676
TOTAL HUNGARY			7,468,750
INDIA — (18.0%)
	360 ONE WAM Ltd.	353,639	4,204,655
	3M India Ltd.	2,424	885,413
	Aarti Drugs Ltd.	83,364	369,646
	Aarti Industries Ltd.	452,888	2,307,334
	Aarti Pharmalabs Ltd.	109,660	769,984
	Abbott India Ltd.	4,280	1,244,998
	ACC Ltd.	17,067	243,258
	Accelya Solutions India Ltd.	1,635	19,526
	Action Construction Equipment Ltd.	93,884	1,052,473
	Acutaas Chemicals Ltd.	5,664	183,220
	ADF Foods Ltd.	14,720	41,803
*	Aditya Birla Fashion & Retail Ltd.	604,134	381,282
	Aditya Birla Real Estate Ltd.	143,250	2,128,775
	Aditya Birla Sun Life Asset Management Co. Ltd.	8,656	91,553
Ω	Aditya Vision Ltd.	13,948	90,636
	Advanced Enzyme Technologies Ltd.	116,481	385,791
	Aegis Logistics Ltd.	415,184	5,551,696
	Aeroflex Industries Ltd.	30,906	140,878
*	Aether Industries Ltd.	3,719	60,785
	AGI Greenpac Ltd.	39,239	290,949
	Ahluwalia Contracts India Ltd.	52,561	454,185
	AIA Engineering Ltd.	149,695	7,136,506
	Ajanta Pharma Ltd.	136,011	4,946,260
		Shares	Value»
INDIA — (Continued)
	Alembic Ltd.	269,593	$256,969
	Alembic Pharmaceuticals Ltd.	186,858	1,561,392
	Alkyl Amines Chemicals	48,225	898,871
*	Allcargo Global Ltd.	851,660	108,628
	Amara Raja Energy & Mobility Ltd.	202,047	1,924,090
*	Amber Enterprises India Ltd.	50,515	3,932,654
	Amrutanjan Health Care Ltd.	13,418	72,365
	Anant Raj Ltd.	241,161	1,572,156
	Angel One Ltd.	481,130	1,499,585
	Anupam Rasayan India Ltd.	3,510	44,338
	Apar Industries Ltd.	23,087	3,482,035
	Apcotex Industries Ltd.	15,529	100,102
	APL Apollo Tubes Ltd.	163,620	3,099,631
	Apollo Tyres Ltd.	1,000,029	4,504,750
	Archean Chemical Industries Ltd.	13,091	72,688
	Arvind Fashions Ltd.	178,503	840,286
	Arvind Ltd.	531,249	2,868,221
	Asahi India Glass Ltd.	328,255	3,012,133
	Ashapura Minechem Ltd.	21,912	161,950
	Ashiana Housing Ltd.	74,655	306,463
*	Ashoka Buildcon Ltd.	267,577	339,017
Ω	Aster DM Quality Care Ltd.	21,593	185,580
	Astra Microwave Products Ltd.	141,008	2,742,860
	AstraZeneca Pharma India Ltd.	4,051	343,940
	Atul Ltd.	51,474	3,640,665
	AurionPro Solutions Ltd.	16,984	130,671
	Automotive Axles Ltd.	15,893	299,997
*Ω	Avalon Technologies Ltd.	3,435	64,994
	Avanti Feeds Ltd.	99,660	941,610
*	AvenuesAI Ltd.	3,370,385	557,196
	AWL Agri Business Ltd.	125,007	247,085
*	Bajaj Consumer Care Ltd.	112,119	615,742
*	Bajaj Hindusthan Sugar Ltd.	2,211,400	387,283
	Balaji Amines Ltd.	38,797	866,373
	Balmer Lawrie & Co. Ltd.	230,549	416,067
	Balrampur Chini Mills Ltd.	395,473	2,444,799

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Banco Products India Ltd.	109,392	$729,592
Ω	Bandhan Bank Ltd.	617,083	1,124,083
	Bank of Maharashtra	147,021	122,090
	Bannari Amman Sugars Ltd.	12,348	449,810
	BASF India Ltd.	43,424	1,658,150
	Bata India Ltd.	103,949	757,138
	Bayer CropScience Ltd.	18,336	811,066
	BEML Ltd.	125,723	2,299,606
*	BF Utilities Ltd.	59,511	356,639
	Bhansali Engineering Polymers Ltd.	235,494	286,536
	Bharat Bijlee Ltd.	14,396	381,994
	Bharat Dynamics Ltd.	56,936	747,712
	Bharat Rasayan Ltd.	8,293	111,177
	Bikaji Foods International Ltd.	15,109	101,671
	Birla Corp. Ltd.	92,209	861,456
	Birlasoft Ltd.	440,592	1,397,639
	Black Box Ltd.	29,029	229,953
	BLS International Services Ltd.	141,619	355,602
	Blue Dart Express Ltd.	16,807	903,547
	Blue Star Ltd.	243,763	4,286,567
	Bombay Burmah Trading Co.	58,043	910,210
	Bombay Dyeing & Manufacturing Co. Ltd.	232,090	297,632
*	BrainBees Solutions Ltd.	94,974	211,150
	Brigade Enterprises Ltd.	449,025	2,715,570
	BSE Ltd.	178,364	6,812,391
	Campus Activewear Ltd.	56,374	130,925
	Can Fin Homes Ltd.	206,810	1,768,591
*	Capacit'e Infraprojects Ltd.	76,517	172,344
	Caplin Point Laboratories Ltd.	71,908	1,889,270
	Carborundum Universal Ltd.	259,767	2,886,920
	Care Ratings Ltd.	65,669	1,172,617
*	Cartrade Tech Ltd.	32,684	930,454
	Carysil Ltd.	18,432	227,459
	Castrol India Ltd.	742,418	1,441,623
	CCL Products India Ltd.	261,418	3,163,080
	Ceat Ltd.	70,997	2,555,673
	Cemindia Projects Ltd.	11,612	165,212
	Central Depository Services India Ltd.	301,691	4,208,561
	Century Enka Ltd.	7,650	48,657
		Shares	Value»
INDIA — (Continued)
	Century Plyboards India Ltd.	196,359	$1,640,133
	Cera Sanitaryware Ltd.	17,078	1,097,433
	CESC Ltd.	1,818,831	3,152,342
	Chalet Hotels Ltd.	6,485	55,072
	Chambal Fertilisers & Chemicals Ltd.	465,051	2,137,762
	Chennai Petroleum Corp. Ltd.	157,831	2,081,617
*	Choice International Ltd.	13,377	115,326
	Cholamandalam Financial Holdings Ltd.	339,911	5,492,512
	CIE Automotive India Ltd.	431,037	1,842,781
	City Union Bank Ltd.	1,412,374	3,048,305
	Clean Science & Technology Ltd.	16,103	123,952
	CMS Info Systems Ltd.	9,756	26,918
Ω	Cochin Shipyard Ltd.	163,138	2,445,218
	Coforge Ltd.	368,513	6,650,377
	Computer Age Management Services Ltd.	509,680	4,246,028
	Concord Biotech Ltd.	7,295	108,611
	Coromandel International Ltd.	135,590	2,955,470
	Craftsman Automation Ltd.	2,465	255,174
*	CreditAccess Grameen Ltd.	114,166	1,901,769
	CRISIL Ltd.	40,220	1,829,171
	Crompton Greaves Consumer Electricals Ltd.	1,391,327	3,792,224
*	CSB Bank Ltd.	134,975	467,313
	Cyient Ltd.	139,187	1,238,219
	Dalmia Bharat Ltd.	63,329	1,194,170
*	Dalmia Bharat Refractories Ltd.	467	0
*	Data Patterns India Ltd.	4,991	223,405
	Datamatics Global Services Ltd.	10,803	94,798
	DB Corp. Ltd.	115,519	252,612
	DCB Bank Ltd.	653,604	1,273,106
	DCM Shriram Ltd.	124,334	1,342,322
	DCW Ltd.	276,237	133,315
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	187,415	3,031,793
	Deepak Nitrite Ltd.	116,408	2,022,143
*	Delhivery Ltd.	174,840	880,372

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Devyani International Ltd.	49,937	$59,607
	Dhanuka Agritech Ltd.	33,334	353,255
*	Digitide Solutions Ltd.	139,386	148,681
Ω	Dilip Buildcon Ltd.	40,150	179,350
*	Dishman Carbogen Amcis Ltd.	171,479	334,965
	D-Link India Ltd.	2,113	9,973
	Dodla Dairy Ltd.	3,328	36,357
	Doms Industries Ltd.	6,937	164,194
Ω	Dr. Lal PathLabs Ltd.	202,504	4,033,614
	eClerx Services Ltd.	162,834	3,155,661
	Edelweiss Financial Services Ltd.	1,146,081	1,381,342
*	EID Parry India Ltd.	250,294	1,995,913
	EIH Associated Hotels	17,756	57,519
	EIH Ltd.	200,059	685,548
	Elecon Engineering Co. Ltd.	16,991	74,408
	Electrosteel Castings Ltd.	954,477	706,804
	Elgi Equipments Ltd.	508,992	3,034,232
	Emami Ltd.	421,299	1,756,971
*	Embassy Developments Ltd.	95,973	61,219
	Emcure Pharmaceuticals Ltd.	23,344	479,635
Ω	Endurance Technologies Ltd.	51,433	1,482,312
	Engineers India Ltd.	737,796	1,701,049
	Epigral Ltd.	47,103	537,952
	EPL Ltd.	340,080	791,403
*Ω	Equitas Small Finance Bank Ltd.	857,961	673,982
Ω	Eris Lifesciences Ltd.	110,810	1,572,032
	ESAB India Ltd.	10,199	601,846
	Escorts Kubota Ltd.	55,713	1,801,638
*	Eureka Forbes Ltd.	15,696	73,418
	Exide Industries Ltd.	784,422	3,677,395
	FDC Ltd.	169,618	729,062
*	Federal-Mogul Goetze India Ltd.	26,987	133,673
	FIEM Industries Ltd.	19,282	469,532
	Fine Organic Industries Ltd.	12,459	628,947
	Finolex Cables Ltd.	243,441	2,521,108
	Finolex Industries Ltd.	874,402	1,486,395
	Firstsource Solutions Ltd.	1,050,640	3,324,332
	Force Motors Ltd.	12,314	2,303,963
	Fortis Healthcare Ltd.	861,164	8,517,426
	G R Infraprojects Ltd.	1,906	17,665
	Gabriel India Ltd.	222,859	3,369,016
	Galaxy Surfactants Ltd.	8,737	178,904
		Shares	Value»
INDIA — (Continued)
	Ganesh Housing Ltd.	27,513	$213,349
	Garden Reach Shipbuilders & Engineers Ltd.	21,265	578,254
	Garware Hi-Tech Films Ltd.	817	61,337
	Garware Technical Fibres Ltd.	167,558	1,271,952
	Gateway Distriparks Ltd.	791,571	480,718
	GE Vernova T&D India Ltd.	10,454	471,577
	Genus Power Infrastructures Ltd.	189,752	620,993
	GHCL Ltd.	161,675	740,834
	GHCL Textiles Ltd.	185,148	221,052
	GIC Housing Finance Ltd.	52,002	80,332
	Gillette India Ltd.	17,999	1,435,760
	GlaxoSmithKline Pharmaceuticals Ltd.	17,027	472,917
	Glenmark Pharmaceuticals Ltd.	174,141	4,105,936
	Global Health Ltd.	25,989	382,654
	GMM Pfaudler Ltd.	8,400	76,299
	Godawari Power & Ispat Ltd.	547,630	1,388,735
	Godfrey Phillips India Ltd.	128,229	2,857,133
Ω	Godrej Agrovet Ltd.	48,105	280,914
*	Godrej Industries Ltd.	177,377	2,450,858
	Granules India Ltd.	395,978	3,435,924
	Graphite India Ltd.	200,922	1,382,234
*	Gravita India Ltd.	675	11,441
	Great Eastern Shipping Co. Ltd.	267,452	3,794,207
	Greaves Cotton Ltd.	283,358	706,687
	Greenlam Industries Ltd.	87,541	231,283
*	Greenpanel Industries Ltd.	34,640	70,199
	Greenply Industries Ltd.	92,473	274,531
	Grindwell Norton Ltd.	106,547	2,369,394
	GSPL Transmission Ltd.	219,602	345,278
	Gujarat Alkalies & Chemicals Ltd.	97,139	687,196
	Gujarat Ambuja Exports Ltd.	477,587	855,514
	Gujarat Energy Ltd.	658,806	1,914,455
	Gujarat Fluorochemicals Ltd.	66,746	3,051,550

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Gujarat Industries Power Co. Ltd.	128,660	$217,430
	Gujarat Mineral Development Corp. Ltd.	235,508	1,386,968
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	207,218	1,107,112
	Gujarat Pipavav Port Ltd.	470,862	742,320
	Gujarat State Fertilizers & Chemicals Ltd.	488,672	814,617
	Gulf Oil Lubricants India Ltd.	44,273	494,542
	Gulshan Chemfill Ltd.	5,482	1,701
	Happiest Minds Technologies Ltd.	58,349	230,375
	Hatsun Agro Product Ltd.	114,050	1,065,008
	HBL Engineering Ltd.	305,656	2,303,099
*	HealthCare Global Enterprises Ltd. HCG IN	75,323	532,839
	HEG Ltd.	182,158	1,250,229
	HeidelbergCement India Ltd.	200,096	321,109
	Heritage Foods Ltd.	101,140	349,821
	HFCL Ltd.	229,266	466,365
	HG Infra Engineering Ltd.	23,929	135,007
	Hikal Ltd.	152,070	352,614
	Himadri Speciality Chemical Ltd.	612,316	4,796,660
*	Hinduja Global Solutions Ltd.	24,369	107,750
*	Hindustan Construction Co. Ltd.	2,491,621	559,150
	Hindustan Copper Ltd.	389,582	2,016,280
*	Hindustan Foods Ltd.	12,441	74,840
*	Hindustan Oil Exploration Co. Ltd.	184,741	312,889
*	Hindware Home Innovation Ltd.	41,066	95,444
	Hitachi Energy India Ltd.	468	157,386
Ω	Home First Finance Co. India Ltd.	2,362	29,395
	Honda India Power Products Ltd.	11,750	258,494
	ICRA Ltd.	7,574	389,179
	IDFC First Bank Ltd.	630,610	560,523
*	IFB Industries Ltd.	32,347	442,542
		Shares	Value»
INDIA — (Continued)
	IIFL Capital Services Ltd.	183,211	$648,999
	IIFL Finance Ltd.	437,362	2,781,179
*	India Cements Ltd.	203,480	844,456
	India Glycols Ltd.	82,498	990,885
Ω	IndiaMart InterMesh Ltd.	19,457	366,111
Ω	Indian Energy Exchange Ltd.	492,115	680,162
	Indian Metals & Ferro Alloys Ltd.	2,364	35,924
	Indo Count Industries Ltd.	168,998	705,173
	Indoco Remedies Ltd.	113,141	260,978
	Indraprastha Gas Ltd.	513,983	818,597
	Ingersoll Rand India Ltd.	21,715	985,170
*	Inox Green Energy Services Ltd.	101,631	186,324
	INOX India Ltd.	4,064	80,899
	Inox Renewable Solutions Ltd.	12,398	1,332
*	Inox Wind Ltd.	141,213	115,644
	Insecticides India Ltd.	5,021	33,727
	Intellect Design Arena Ltd.	208,310	1,571,995
*	Inventurus Knowledge Solutions Ltd.	12,926	248,621
	IOL Chemicals & Pharmaceuticals Ltd.	235,470	360,893
	ION Exchange India Ltd.	17,736	77,954
	Ipca Laboratories Ltd.	345,311	6,304,140
	IRB Infrastructure Developers Ltd.	1,133,897	237,455
Ω	IRCON International Ltd.	843,731	1,115,402
	ISGEC Heavy Engineering Ltd.	48,631	422,769
	J Kumar Infraprojects Ltd.	94,348	476,585
	Jai Corp. Ltd.	24,322	25,795
*	Jaiprakash Power Ventures Ltd.	9,172,137	1,764,076
	Jammu & Kashmir Bank Ltd.	877,546	1,436,056
	Jamna Auto Industries Ltd.	546,532	750,333
	JBM Auto Ltd.	114,075	789,902
	Jindal Poly Films Ltd.	54,125	358,997
	Jindal Saw Ltd.	1,070,503	2,855,145
	Jindal Stainless Ltd.	420,204	3,230,430
	JK Cement Ltd.	86,433	4,960,186
	JK Lakshmi Cement Ltd.	155,468	920,167
	JK Paper Ltd.	225,536	921,341

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	JK Tyre & Industries Ltd.	318,098	$1,329,704
	JM Financial Ltd.	1,079,082	1,380,456
	JSW Dulux Ltd.	41,770	1,288,881
	JTEKT India Ltd.	166,206	244,429
	Jubilant Foodworks Ltd.	182,034	837,290
	Jubilant Ingrevia Ltd.	400,207	3,082,806
	Jubilant Pharmova Ltd.	234,336	2,306,493
*	Jupiter Wagons Ltd.	38,151	103,408
	Jyothy Labs Ltd.	475,110	993,262
	Kajaria Ceramics Ltd.	270,021	3,400,310
	Kalpataru Projects International Ltd.	277,203	3,691,885
	Kalyani Steels Ltd.	73,704	673,097
	Kansai Nerolac Paints Ltd.	174,538	360,401
	Karnataka Bank Ltd.	651,690	1,938,288
	Karur Vysya Bank Ltd.	1,641,666	5,895,689
	Kaveri Seed Co. Ltd.	67,846	555,177
	KCP Ltd.	138,614	234,793
	KDDL Ltd.	1,486	51,147
	KEC International Ltd.	324,440	1,598,019
	KEI Industries Ltd.	54,774	2,864,975
	Kewal Kiran Clothing Ltd.	25,556	133,362
	Kfin Technologies Ltd.	77,885	763,416
	Kirloskar Brothers Ltd.	62,533	1,230,632
	Kirloskar Ferrous Industries Ltd.	20,090	101,018
	Kirloskar Oil Engines Ltd.	215,309	4,911,044
	Kirloskar Pneumatic Co. Ltd.	3,688	57,124
	KNR Constructions Ltd.	239,622	304,911
*	Kolte-Patil Developers Ltd.	56,724	227,667
	KPIT Technologies Ltd.	110,248	688,507
	KPR Mill Ltd.	377,479	4,124,674
	KRBL Ltd.	147,046	540,824
*Ω	Krishna Institute of Medical Sciences Ltd.	276,690	2,342,066
	Krsnaa Diagnostics Ltd.	12,943	71,338
	KSB Ltd.	233,155	2,079,525
	LA Opala RG Ltd.	341	658
*	Latent View Analytics Ltd.	97,569	324,135
Ω	Laurus Labs Ltd.	468,578	8,914,403
*Ω	Lemon Tree Hotels Ltd.	230,955	264,941
		Shares	Value»
INDIA — (Continued)
	LG Balakrishnan & Bros Ltd.	51,169	$849,224
	LIC Housing Finance Ltd.	558,176	3,058,454
	Linde India Ltd.	13,142	932,219
	LMW Ltd.	7,232	1,205,200
	LT Foods Ltd.	473,460	2,048,779
	Lumax Auto Technologies Ltd.	70,535	1,160,401
	Lumax Industries Ltd.	3,899	216,118
	LUX Industries Ltd.	6,144	80,117
	Madhya Bharat Agro Products Ltd.	46,835	78,816
	Mahanagar Gas Ltd.	116,676	1,361,095
	Maharashtra Scooters Ltd.	3,558	486,054
	Maharashtra Seamless Ltd.	184,702	1,089,132
	Mahindra & Mahindra Financial Services Ltd.	818,642	3,321,705
*	Mahindra Holidays & Resorts India Ltd.	223,369	514,214
	Mahindra Lifespace Developers Ltd.	400,815	1,646,510
	Maithan Alloys Ltd.	8,759	90,184
*	Man Industries India Ltd.	5,439	30,412
	Man Infraconstruction Ltd.	137,253	141,219
	Manappuram Finance Ltd.	1,512,024	5,891,368
	Mangalam Cement Ltd.	22,675	225,797
	Mangalore Refinery & Petrochemicals Ltd.	418,494	743,928
	Manorama Industries Ltd.	3,302	55,617
	Marksans Pharma Ltd.	631,683	1,707,708
Ω	MAS Financial Services Ltd.	110,766	370,176
	Mastek Ltd.	33,678	661,519
*	Max Estates Ltd.	12,800	52,851
*	Max Financial Services Ltd.	7,648	120,725
	Mayur Uniquoters Ltd.	44,421	350,260
*	Medplus Health Services Ltd.	22,347	165,042
*	Meghmani Organics Ltd.	149,901	84,749
Ω	Metropolis Healthcare Ltd.	173,704	1,056,734
	Minda Corp. Ltd.	188,825	1,381,147
Ω	Mishra Dhatu Nigam Ltd.	113,365	469,625

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	MM Forgings Ltd.	13,459	$77,558
	MOIL Ltd.	185,346	546,307
	Monte Carlo Fashions Ltd.	11,709	63,999
	Morepen Laboratories Ltd.	1,033,156	615,835
	Motherson Sumi Wiring India Ltd.	5,136,999	2,186,825
	Motilal Oswal Financial Services Ltd.	195,805	1,749,702
	Mrs Bectors Food Specialities Ltd.	241,993	523,896
	MSTC Ltd.	94,763	611,793
	Narayana Hrudayalaya Ltd.	187,278	3,965,321
	Natco Pharma Ltd.	258,069	2,486,694
	National Aluminium Co. Ltd.	270,106	995,015
	National Fertilizers Ltd.	169,354	126,620
	Nava Ltd.	226,977	1,310,917
	Navin Fluorine International Ltd.	4,945	392,816
	Navneet Education Ltd.	303,914	427,007
*	Nazara Technologies Ltd.	41,594	147,392
	NBCC India Ltd.	969,660	962,164
	NCC Ltd.	1,175,812	1,741,410
	Neogen Chemicals Ltd.	2,265	48,033
	NESCO Ltd.	76,896	854,221
	Netweb Technologies India Ltd.	6,534	309,106
*	Network18 Media & Investments Ltd.	358,819	110,784
	Neuland Laboratories Ltd.	18,322	3,657,957
	Newgen Software Technologies Ltd.	136,406	794,050
	NIIT Learning Systems Ltd.	281,819	709,700
	NIIT Ltd.	285,432	284,604
	Nilkamal Ltd.	18,446	349,888
Ω	Nippon Life India Asset Management Ltd.	164,480	2,000,998
	NLC India Ltd.	480,746	1,499,340
	NOCIL Ltd.	241,718	414,723
	NRB Bearings Ltd.	156,167	668,311
	Nucleus Software Exports Ltd.	26,426	189,507
	Nuvama Wealth Management Ltd.	45,213	847,910
*	Nuvoco Vistas Corp. Ltd.	25,769	93,177
		Shares	Value»
INDIA — (Continued)
	Olectra Greentech Ltd.	27,168	$377,309
	Oracle Financial Services Software Ltd.	439	51,543
	Orient Cement Ltd.	239,928	343,940
	Orient Electric Ltd.	270,512	491,466
	Oriental Hotels Ltd.	130,729	180,901
	Paisalo Digital Ltd.	239,125	177,345
	Panama Petrochem Ltd.	32,107	152,741
Ω	Paradeep Phosphates Ltd.	198,186	304,922
Ω	Parag Milk Foods Ltd., Class F	140,518	313,883
*	Patel Engineering Ltd.	578,177	165,722
*	PC Jeweller Ltd.	3,986,540	386,647
	PCBL Chemical Ltd.	52,058	173,076
	Pearl Global Industries Ltd.	1,125	24,316
	Petronet LNG Ltd.	29,727	87,213
	Phoenix Mills Ltd.	439,516	8,721,517
	Piramal Finance Ltd.	185,873	4,022,482
	Piramal Pharma Ltd.	1,199,509	2,450,688
Ω	PNB Housing Finance Ltd.	293,259	3,211,816
	PNC Infratech Ltd.	145,369	375,313
	Polyplex Corp. Ltd.	53,588	620,432
	Pondy Oxides & Chemicals Ltd.	18,710	103,321
*	Poonawalla Fincorp Ltd.	184,278	894,054
	Power Mech Projects Ltd.	31,344	841,328
	Praj Industries Ltd.	265,812	868,985
	Prakash Industries Ltd.	291,132	375,756
Ω	Prataap Snacks Ltd.	8,396	102,068
	Precision Wires India Ltd.	5,853	22,903
	Prestige Estates Projects Ltd.	140,009	2,372,417
	Pricol Ltd.	140,462	1,027,496
*	Prism Johnson Ltd.	417,838	466,320
	Privi Speciality Chemicals Ltd.	5,871	223,352
	Procter & Gamble Health Ltd.	28,843	2,002,481
	Prudent Corporate Advisory Services Ltd.	1,745	60,009
*	PTC India Financial Services Ltd.	453,171	131,362
	PTC India Ltd.	576,357	1,060,275
*	PVR Inox Ltd.	23,644	278,499
Ω	Quess Corp. Ltd.	12,441	43,127

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Radico Khaitan Ltd.	9,860	$449,184
	Railtel Corp. of India Ltd.	13,932	41,636
	Rain Industries Ltd.	450,114	1,047,154
	Rainbow Children's Medicare Ltd.	4,156	66,394
	Rallis India Ltd.	269,292	613,563
	Ram Ratna Wires Ltd.	1,050	4,924
	Ramco Cements Ltd.	282,898	2,726,686
	Ramco Industries Ltd.	81,093	277,174
*	Ramco Systems Ltd.	7,706	46,912
	Ramkrishna Forgings Ltd.	184,421	1,260,329
	Rane Holdings Ltd.	10,752	196,098
	Rashtriya Chemicals & Fertilizers Ltd.	459,156	611,126
*	Rategain Travel Technologies Ltd.	17,834	172,191
	Ratnamani Metals & Tubes Ltd.	90,764	2,244,641
*	RattanIndia Power Ltd.	3,444,681	315,614
	Raymond Lifestyle Ltd.	94,348	704,656
*	Raymond Ltd.	112,180	681,491
*	Raymond Realty Ltd.	117,935	793,000
Ω	RBL Bank Ltd.	241,487	945,160
	Redington Ltd.	1,844,949	6,196,007
	Redtape Ltd.	256,716	356,715
	Relaxo Footwears Ltd.	100,521	428,166
	Reliance Industrial Infrastructure Ltd.	8,661	67,205
*	Reliance Infrastructure Ltd.	406,237	255,625
*	Reliance Power Ltd.	7,901,815	1,939,631
*	Religare Enterprises Ltd.	26,994	71,542
	Repco Home Finance Ltd.	88,760	357,579
*	Restaurant Brands Asia Ltd.	66,737	46,573
	Rhi Magnesita India Ltd.	22,685	92,221
	Rico Auto Industries Ltd.	215,461	320,507
	RITES Ltd.	278,715	625,576
*	RPSG Ventures Ltd.	962	9,439
	Safari Industries India Ltd.	26,923	437,316
	Sandhar Technologies Ltd.	11,788	77,149
	Sanghvi Movers Ltd.	75,230	323,193
	Sanofi Consumer Healthcare India Ltd.	1,389	67,215
		Shares	Value»
INDIA — (Continued)
	Sanofi India Ltd.	23,942	$832,889
Ω	Sansera Engineering Ltd.	11,831	416,334
*	Sapphire Foods India Ltd.	41,909	80,980
	Sarda Energy & Minerals Ltd.	223,926	1,217,771
	Saregama India Ltd.	24,784	135,075
	Sasken Technologies Ltd.	15,674	299,848
*	Satin Creditcare Network Ltd.	26,602	66,492
	Savita Oil Technologies Ltd.	44,897	282,074
*	Schneider Electric Infrastructure Ltd.	180,508	2,559,703
*	SEAMEC Ltd.	1,657	25,024
	Senco Gold Ltd.	116,889	493,467
	Seshasayee Paper & Boards Ltd.	36,266	91,340
Ω	SH Kelkar & Co. Ltd.	78,294	134,575
	Shaily Engineering Plastics Ltd.	5,837	186,575
	Shakti Pumps India Ltd.	34,950	190,328
	Shankara Buildpro Ltd.	21,255	278,139
	Shanthi Gears Ltd.	29,927	128,812
	Sharda Cropchem Ltd.	67,329	579,015
	Sharda Motor Industries Ltd.	18,570	169,967
	Sheela Foam Ltd.	8,749	72,096
	Shilpa Medicare Ltd.	213,171	1,372,619
	Shipping Corp. of India Land & Assets Ltd.	332,108	143,510
	Shipping Corp. of India Ltd.	451,179	1,371,131
	Shivalik Bimetal Controls Ltd.	4,101	32,070
*	Shoppers Stop Ltd.	44,288	180,229
	Shriram Pistons & Rings Ltd.	6,795	312,266
	SIS Ltd.	12,850	56,941
	Siyaram Silk Mills Ltd.	26,830	169,824
	SJS Enterprises Ltd.	7,388	184,802
	SJVN Ltd.	211,336	152,828
*	SKF India Industrial Ltd.	76,229	2,189,100
	SKF India Ltd.	76,229	1,182,451
	Skipper Ltd.	19,548	107,826
	SML Mahindra Ltd.	614	36,570
	Sobha Ltd.	113,651	1,635,342
	Solar Industries India Ltd.	547	105,261

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Solara Active Pharma Sciences Ltd.	22,354	$120,619
	Somany Ceramics Ltd.	1,740	8,890
Ω	Sona Blw Precision Forgings Ltd.	35,759	287,995
	Sonata Software Ltd.	474,842	1,596,356
	South Indian Bank Ltd.	4,872,411	2,391,055
	SP Apparels Ltd.	4,719	49,197
	Star Cement Ltd.	226,872	481,600
*	Star Health & Allied Insurance Co. Ltd.	28,943	180,958
	Steelcast Ltd.	10,471	34,546
*	Sterlite Technologies Ltd.	539,079	3,148,584
*	STL Networks Ltd.	539,079	137,092
	Strides Pharma Science Ltd.	141,382	1,526,362
*	Stylam Industries Ltd.	10,286	364,899
	Subros Ltd.	74,451	641,101
	Sumitomo Chemical India Ltd.	150,988	810,810
	Sun TV Network Ltd.	221,006	1,177,564
	Sundaram Finance Ltd.	69,933	3,421,140
	Sundram Fasteners Ltd.	312,251	3,206,252
	Sunflag Iron & Steel Co. Ltd.	53,774	206,793
	Sunteck Realty Ltd.	66,697	211,785
	Suprajit Engineering Ltd.	225,030	1,193,007
	Supreme Industries Ltd.	29,650	1,080,671
	Supreme Petrochem Ltd.	293,904	2,203,607
	Surya Roshni Ltd.	160,940	402,352
	Swan Corp. Ltd.	91,420	293,927
	Swaraj Engines Ltd.	19,779	751,232
Ω	Syngene International Ltd.	385,900	1,560,304
	Talbros Automotive Components Ltd.	5,476	23,460
	Tamilnad Mercantile Bank Ltd.	9,853	88,181
	Tanla Platforms Ltd.	28,352	174,223
*	TARC Ltd.	153,004	220,347
	Tata Chemicals Ltd.	332,551	2,345,101
	Tata Elxsi Ltd.	55,174	2,129,105
	Tata Technologies Ltd.	83,590	653,992
*	Tbo Tek Ltd.	5,686	90,553
	TCI Express Ltd.	55,854	314,899
	TD Power Systems Ltd.	162,475	1,922,383
		Shares	Value»
INDIA — (Continued)
	Techno Electric & Engineering Co. Ltd.	182,639	$1,874,374
	Tega Industries Ltd.	4,511	70,193
Ω	Tejas Networks Ltd.	63,401	340,741
	Texmaco Rail & Engineering Ltd.	490,675	573,586
	Thanga Mayil Jewellery Ltd.	8,859	485,171
	Thirumalai Chemicals Ltd.	57,750	106,467
	Thomas Cook India Ltd.	326,542	358,139
Ω	Thyrocare Technologies Ltd.	145,512	881,935
	Time Technoplast Ltd.	717,681	1,564,384
	Timken India Ltd.	81,973	2,695,562
	Tips Music Ltd.	10,362	72,413
	Titagarh Rail System Ltd.	155,184	1,332,607
	Torrent Pharmaceuticals Ltd.	132,358	7,132,281
	Torrent Power Ltd.	141,495	2,088,963
	Tourism Finance Corp. of India Ltd.	624,120	665,458
*	Transformers & Rectifiers India Ltd.	8,248	25,590
	Transport Corp. of India Ltd.	96,643	943,076
	Trident Ltd.	4,031,040	1,044,752
	Triveni Engineering & Industries Ltd.	253,714	590,467
	Triveni Power Transmission Ltd.	84,571	482,750
	Triveni Turbine Ltd.	372,523	2,350,946
	TTK Prestige Ltd.	141,160	948,175
	Tube Investments of India Ltd.	40,682	1,172,248
	TVS Holdings Ltd.	12,192	1,877,507
	TVS Srichakra Ltd.	7,216	298,020
	Uflex Ltd.	108,416	533,911
*Ω	Ujjivan Small Finance Bank Ltd.	3,621,275	2,723,715
*	Unichem Laboratories Ltd.	91,800	495,346
	UNO Minda Ltd.	116,758	1,443,498
	Usha Martin Ltd.	399,004	2,077,637
	UTI Asset Management Co. Ltd.	91,049	860,800
	VA Tech Wabag Ltd.	109,564	2,265,662
	Vaibhav Global Ltd.	216,985	606,741
*	Valor Estate Ltd.	179,173	211,869
	Vardhman Textiles Ltd.	445,006	2,730,827

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
Ω	Varroc Engineering Ltd.	92,208	$657,915
	Vedant Fashions Ltd.	24,218	104,861
	Veedol Corp. Ltd.	14,210	209,126
	Venky's India Ltd.	12,977	205,224
	Vesuvius India Ltd.	183,230	850,481
	V-Guard Industries Ltd.	543,229	1,791,393
	Vijaya Diagnostic Centre Ltd.	15,146	213,704
	Vimta Labs Ltd.	35,296	224,611
	Vinati Organics Ltd.	91,094	1,241,862
	Vindhya Telelinks Ltd.	13,368	279,607
	V-Mart Retail Ltd.	10,090	81,551
	Voltamp Transformers Ltd.	13,143	1,369,897
	VRL Logistics Ltd.	195,813	543,874
	VST Industries Ltd.	187,500	435,325
	VST Tillers Tractors Ltd.	12,701	591,439
*	Waaree Renewable Technologies Ltd.	1,059	10,127
*	Walchandnagar Industries Ltd.	3,493	8,428
	Welspun Corp. Ltd.	378,783	6,549,070
	Welspun Enterprises Ltd.	230,852	1,438,755
	Welspun Living Ltd.	1,085,568	1,771,588
	West Coast Paper Mills Ltd.	100,504	600,440
	Westlife Foodworld Ltd.	83,816	445,310
	Whirlpool of India Ltd.	35,667	299,781
	Wonderla Holidays Ltd.	34,714	173,404
	Zee Entertainment Enterprises Ltd.	50,332	60,209
	Zensar Technologies Ltd.	339,455	1,805,741
	Zydus Wellness Ltd.	146,530	890,303
TOTAL INDIA			638,318,311
INDONESIA — (1.0%)
	ABM Investama Tbk. PT	274,200	38,376
	Adi Sarana Armada Tbk. PT	1,485,600	50,263
	AKR Corporindo Tbk. PT	12,350,100	1,007,396
	Aneka Tambang Tbk. PT	672,000	107,095
*††	Armidian Karyatama Tbk. PT	844,800	0
	Aspirasi Hidup Indonesia Tbk. PT	3,437,300	68,728
	Astra Otoparts Tbk. PT	2,355,600	360,509
		Shares	Value»
INDONESIA — (Continued)
	Avia Avian Tbk. PT	2,485,300	$44,793
*††	Bakrie Telecom Tbk. PT	49,756,298	0
*	Bank Aladin Syariah Tbk. PT	2,250,700	35,030
*	Bank Ganesha Tbk. PT	14,365,100	90,932
*	Bank Ina Perdana PT	3,565,300	869,393
*	Bank Mayapada International Tbk. PT	1,718,100	18,716
	Bank Maybank Indonesia Tbk. PT	798,900	8,480
*	Bank Neo Commerce Tbk. PT	3,698,700	54,290
	Bank OCBC Nisp Tbk. PT	6,387,800	457,772
	Bank Pan Indonesia Tbk. PT	10,618,000	527,910
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	3,178,712	139,421
	Bank Pembangunan Daerah Jawa Timur Tbk. PT	5,539,900	159,994
*	Bank Tabungan Negara Persero Tbk. PT	7,787,825	524,433
	BFI Finance Indonesia Tbk. PT	1,679,200	85,359
	BISI International Tbk. PT	1,427,100	52,339
	Blue Bird Tbk. PT	632,000	56,583
*	Buana Lintas Lautan Tbk. PT	16,125,400	404,476
*	Bukalapak.com Tbk. PT	9,044,100	59,182
	Bukit Asam Persero Tbk. PT	9,041,900	1,167,948
*	Buma Internasional Grup Tbk. PT	3,907,100	47,447
*	Bumi Resources Minerals Tbk. PT	8,814,300	273,076
*	Bumi Serpong Damai Tbk. PT	4,197,000	132,832
*	Capital Financial Indonesia Tbk. PT	3,913,800	398,719
*	Cemindo Gemilang PT	1,677,600	74,485
Ω	Cikarang Listrindo Tbk. PT	3,947,300	158,930
	Ciputra Development Tbk. PT	23,666,820	755,373
	Cisarua Mountain Dairy Tbk. PT	194,200	49,757

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
*	Citra Marga Nusaphala Persada Tbk. PT	13,896,403	$1,036,881
*	City Retail Developments Tbk. PT	12,056,400	99,715
*	Darma Henwa Tbk. PT	12,726,000	323,736
	Dharma Satya Nusantara Tbk. PT	5,886,600	437,195
	Elnusa Tbk. PT	7,160,900	276,495
*	Energi Mega Persada Tbk. PT	11,211,800	806,068
	Erajaya Swasembada Tbk. PT	23,200,400	539,815
	ESSA Industries Indonesia Tbk. PT	16,908,600	600,749
	Gajah Tunggal Tbk. PT	3,960,900	270,027
	Garudafood Putra Putri Jaya Tbk. PT	11,575,900	188,814
	Gudang Garam Tbk. PT	363,200	383,301
*	Harum Energy Tbk. PT	5,295,600	246,049
*	Impack Pratama Industri Tbk. PT	7,549,000	644,864
	Indah Kiat Pulp & Paper Tbk. PT	1,532,500	712,380
	Indika Energy Tbk. PT	5,046,700	735,838
	Indo Tambangraya Megah Tbk. PT	479,600	654,749
	Indocement Tunggal Prakarsa Tbk. PT	537,400	139,411
*	Industri dan Perdagangan Bintraco Dharma Tbk. PT	7,817,900	39,629
	Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	21,385,746	430,372
*††	Inti Agri Resources Tbk. PT	92,782,800	0
	Japfa Comfeed Indonesia Tbk. PT	12,381,800	1,481,513
	Jasa Marga Persero Tbk. PT	1,809,800	275,588
	Jaya Real Property Tbk. PT	10,463,000	628,498
	Kawasan Industri Jababeka Tbk. PT	72,814,457	525,508
	Map Aktif Adiperkasa PT	9,525,100	344,252
*	MD Entertainment Tbk. PT	2,321,410	136,420
		Shares	Value»
INDONESIA — (Continued)
	Medco Energi Internasional Tbk. PT	15,990,707	$1,140,486
	Medikaloka Hermina Tbk. PT	8,224,800	365,051
*	Metro Healthcare Indonesia Tbk. PT	3,892,600	91,871
	Metrodata Electronics Tbk. PT	15,657,100	440,396
	Metropolitan Kentjana Tbk. PT	81,800	99,015
	Mitra Keluarga Karyasehat Tbk. PT	1,085,800	106,458
	Mitra Pinasthika Mustika Tbk. PT	3,252,200	182,232
*	MNC Digital Entertainment Tbk. PT	5,268,500	117,200
*	MNC Tourism Indonesia Tbk. PT	35,421,400	163,500
	Pabrik Kertas Tjiwi Kimia Tbk. PT	2,019,900	722,759
*	Pacific Strategic Financial Tbk. PT	8,262,800	303,792
	Pakuwon Jati Tbk. PT	11,263,700	166,519
*	Panin Financial Tbk. PT	48,098,900	608,362
*	Paninvest Tbk. PT	2,190,800	88,221
	Perusahaan Gas Negara Persero Tbk. PT	18,212,000	1,517,529
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	2,815,700	223,398
*††	Pool Advista Indonesia Tbk. PT	10,473,500	5,457
	Puradelta Lestari Tbk. PT	4,941,900	40,588
	Rukun Raharja Tbk. PT	3,251,500	159,492
	Salim Ivomas Pratama Tbk. PT	3,756,200	128,324
	Samudera Indonesia Tbk. PT	4,872,000	80,982
*	Sarana Meditama Metropolitan Tbk. PT	951,700	15,633
	Sarana Menara Nusantara Tbk. PT	8,006,000	179,289
	Sariguna Primatirta Tbk. PT	11,881,800	255,110
	Sawit Sumbermas Sarana Tbk. PT	3,566,500	197,834

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
*††	Sekawan Intipratama Tbk. PT	9,367,900	$0
	Selamat Sempurna Tbk. PT	13,041,700	1,297,838
	Semen Indonesia Persero Tbk. PT	2,090,600	169,664
	Summarecon Agung Tbk. PT	6,457,446	116,979
	Surya Citra Media Tbk. PT	10,797,400	124,685
	Surya Semesta Internusa Tbk. PT	8,146,800	746,506
*††	Suryainti Permata Tbk. PT	7,252,000	0
	Tempo Scan Pacific Tbk. PT	739,500	118,175
	Timah Persero Tbk. PT	6,562,514	1,379,216
	Total Bangun Persada Tbk. PT	376,600	23,866
	Transcoal Pacific Tbk. PT	1,298,500	364,802
	Trias Sentosa Tbk. PT	32,818,400	832,177
*	Trimegah Sekuritas Indonesia Tbk. PT	1,698,100	53,192
	Triputra Agro Persada PT	9,220,900	895,958
	Tunas Baru Lampung Tbk. PT	2,592,428	89,076
	Ultrajaya Milk Industry & Trading Co. Tbk. PT	8,291,700	679,071
	Unggul Indah Cahaya Tbk. PT	48,239	41,056
	Vale Indonesia Tbk. PT	154,700	44,960
*††	Waskita Karya Persero Tbk. PT	30,184,766	63,543
*††	Wijaya Karya Persero Tbk. PT	3,114,900	6,621
	XLSMART Telecom Sejahtera Tbk. PT	3,836,179	519,471
TOTAL INDONESIA			35,204,258
KUWAIT — (0.6%)
	A'ayan Leasing & Investment Co. KSCP	1,325,292	1,230,213
	A'ayan Real Estate Co. SAK	266,314	167,954
*	Acico Industries Co. KSC	237,096	437,568
	Agility Public Warehousing Co. KSCC	879,762	416,994
		Shares	Value»
KUWAIT — (Continued)
††	Al-Eid Food KSC	235,106	$31,155
	Ali Alghanim Sons Automotive Co. KSCC	270,639	783,421
*	Alimtiaz Group holding Co. K.S.C.P	659,301	157,016
††	Arabi Group Holding KSC	502,885	117,026
	Arkan Al-Kuwait Real Estate Co. KSC	75,945	72,586
	Arzan Financial Group for Financing & Investment KPSC	1,308,043	1,335,637
*	Asiya Capital Investments Co. KSCP	388,424	55,228
	Beyout Holding Co. KPSC	42,181	47,070
	Boubyan Petrochemicals Co. KSCP	471,821	940,607
	Boursa Kuwait Securities Co. KPSC	197,000	1,786,728
	Combined Group Contracting Co. SAK	198,925	607,043
	Commercial Facilities Co. SAKP	41,311	36,139
	Commercial Real Estate Co. KSC	3,314,632	2,073,916
	Gulf Cables & Electrical Industries Group Co. KSCP	152,608	825,812
	Heavy Engineering & Ship Building Co. KSCP, Class B	159,520	347,398
	Humansoft Holding Co. KSC	136,680	1,057,630
	Injazzat Real Estate Development Co. KSCP	20,071	9,823
	Integrated Holding Co. KCSC	295,937	402,316
††	Kuwait & Gulf Link Transport Co. KSC	59,505	5,193
	Kuwait Cement Co. KSC	104,143	132,802
	Kuwait Financial Centre SAK	207,204	89,261
	Kuwait Insurance Co. SAK	23,591	35,354
	Kuwait International Bank KSCP	2,139,172	1,764,319
	Kuwait Investment Co. SAK	201,699	119,781

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
KUWAIT — (Continued)
*	Kuwait Real Estate Co. KSC	2,647,926	$2,837,286
	Kuwait Telecommunications Co.	124,889	253,719
	Mezzan Holding Co. KSCC	239,144	840,558
	Munshaat Real Estate Projects Co. KSCP	110,326	79,689
*	National Consumer Holding Co. SAK	276,311	88,033
	National Industries Co. KSC	68,206	59,810
	National Industries Group Holding SAK	1,493,848	1,100,460
	National Investments Co. KSCP	834,937	692,952
	Oula Fuel Marketing Co.	73,442	76,042
*	Privatization Holding Co. KSCP	416,465	188,039
*	Rasiyat Holding Co.	39,627	83,071
	Real Estate Facilities Co.	1,239	921
	Salhia Real Estate Co. KSCP	819,182	1,010,114
*	Securities House KSC	429,000	117,355
	Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	575,098	270,082
	Specialities Group Holding Co. KSCC, Class C	122,768	107,460
	Tijara & Real Estate Investment Co. KSCP	109,338	64,379
	Warba Bank KSCP	293,170	264,926
TOTAL KUWAIT			23,220,886
MALAYSIA — (1.5%)
	7-Eleven Malaysia Holdings Bhd., Class B	2,072,285	1,005,949
#	Able Global Bhd.	59,300	22,524
#	Aeon Co. M Bhd.	1,045,200	268,517
#	AEON Credit Service M Bhd.	624,000	856,059
#	AFFIN Bank Bhd.	534,027	289,005
	Ajinomoto Malaysia Bhd.	33,900	156,415
	Alliance Bank Malaysia Bhd.	436,411	508,516
	Allianz Malaysia Bhd.	134,100	688,376
		Shares	Value»
MALAYSIA — (Continued)
#	AME Elite Consortium Bhd.	201,100	$67,484
#	Ancom Nylex Bhd.	864,961	186,164
#	Bank Islam Malaysia Bhd.	1,307,700	681,010
#*	Berjaya Corp. Bhd.	5,247,807	321,991
#*	Berjaya Property Bhd.	1,516,100	94,736
#*	Bermaz Auto Bhd.	1,145,300	273,003
	British American Tobacco Malaysia Bhd.	45,900	53,676
#*	Bumi Armada Bhd.	668,800	58,375
	Bursa Malaysia Bhd.	595,400	1,252,302
#	Cahya Mata Sarawak Bhd.	1,403,100	360,877
#	Carlsberg Brewery Malaysia Bhd., Class B	370,400	1,442,710
	CB Industrial Product Holding Bhd.	550,840	140,994
	CCK Consolidated Holdings Bhd.	145,100	39,836
#	Dayang Enterprise Holdings Bhd.	1,331,175	521,844
#	DRB-Hicom Bhd.	781,200	187,034
#	Duopharma Biotech Bhd.	1,029,238	307,338
	Dutch Lady Milk Industries Bhd.	79,100	619,875
#	DXN Holdings Bhd.	108,400	12,317
	Eastern & Oriental Bhd.	894,600	163,856
#	Eco World Development Group Bhd.	2,221,100	1,120,175
	EG Industries Bhd.	487,000	218,813
	FAR East Holdings Bhd.	258,300	251,894
#	Farm Fresh Bhd.	821,700	449,957
	Frontken Corp. Bhd.	2,648,750	3,370,672
#	Gas Malaysia Bhd.	597,600	764,905
#	Genting Plantations Bhd.	323,800	456,488
*††	Golden Plus Holding Bhd.	216,000	0
	Guan Chong Bhd.	436,866	127,803
	Hap Seng Plantations Holdings Bhd.	170,200	103,061
#	Hartalega Holdings Bhd.	1,465,300	365,671
#	Heineken Malaysia Bhd.	6,400	29,975
#	Hextar Global Bhd.	1,187,585	223,885
	Hiap Teck Venture Bhd.	1,951,600	124,182
#	Hibiscus Petroleum Bhd.	1,362,519	649,113

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	Hong Leong Industries Bhd.	350,400	$1,517,997
#	Hume Cement Industries Bhd.	25,600	17,979
	Hup Seng Industries Bhd.	97,200	22,477
	IGB Bhd.	1,499,071	859,722
	ITMAX SYSTEM Bhd.	204,300	237,084
	Jaya Tiasa Holdings Bhd.	973,927	266,968
	Keck Seng Malaysia Bhd.	279,550	355,101
#	Kelington Group Bhd.	631,700	1,281,474
	Kenanga Investment Bank Bhd.	346,300	59,319
#	Kerjaya Prospek Group Bhd.	632,890	393,137
#	Kim Loong Resources Bhd.	838,580	575,516
#*	Kinergy Advancement Bhd.	983,100	98,707
#	Kossan Rubber Industries Bhd.	2,506,000	643,257
	KPJ Healthcare Bhd.	168,800	128,101
#	Kretam Holdings Bhd.	1,129,400	179,954
#	KSL Holdings Bhd.	877,933	622,648
#	Lagenda Properties Bhd.	71,200	24,409
	Land & General Bhd.	1,061,900	42,901
	LBS Bina Group Bhd.	1,512,016	157,143
#	Leong Hup International Bhd.	957,700	180,238
#	Lianson Fleet Group Bhd.	211,500	83,413
#	LPI Capital Bhd.	397,224	1,459,478
#	Magni-Tech Industries Bhd.	561,433	236,132
#	Magnum Bhd.	838,663	256,313
#	Mah Sing Group Bhd.	2,487,487	632,523
#	Malakoff Corp. Bhd.	3,568,800	702,160
#	Malayan Flour Mills Bhd.	1,438,875	225,566
#	Malaysia Smelting Corp. Bhd.	567,200	274,101
	Malaysian Pacific Industries Bhd.	75,700	848,057
#	Matrix Concepts Holdings Bhd.	3,731,005	1,103,180
#	MBM Resources Bhd.	418,496	482,562
	MBSB Bhd.	821,190	127,657
	Mega First Corp. Bhd.	1,538,100	1,125,684
#	MKH Bhd.	589,234	282,448
	MKH Oil Palm East Kalimantan Bhd.	148,215	23,729
#	MNRB Holdings Bhd.	667,088	438,516
		Shares	Value»
MALAYSIA — (Continued)
#	Muhibbah Engineering M Bhd.	866,825	$109,212
*	Nextgreen Global Bhd.	476,500	85,613
††	Nylex Malaysia Bhd.	4,205	46
#	OCK Group Bhd.	178,600	16,398
#	Oriental Holdings Bhd.	426,300	716,919
	OSK Holdings Bhd.	5,653,982	2,736,937
#	Padini Holdings Bhd.	1,997,700	712,445
#	Pantech Group Holdings Bhd.	515,019	81,306
#	Paramount Corp. Bhd.	584,955	144,789
	Pecca Group Bhd.	334,100	108,619
	Pharmaniaga Bhd.	936,600	270,629
#*	Ranhill Utilities Bhd.	1,590,149	790,201
#	RCE Capital Bhd.	925,100	241,987
	Sam Engineering & Equipment M Bhd.	412,749	459,520
#	Sarawak Oil Palms Bhd.	830,255	1,036,667
	Scientex Bhd.	1,382,872	1,252,819
#	Shangri-La Hotels Malaysia Bhd.	117,700	47,302
	Sime Darby Property Bhd.	246,400	81,202
	Southern Cable Group Bhd.	72,500	40,577
#	SP Setia Bhd. Group	3,453,400	785,429
	Sunway Construction Group Bhd.	76,736	148,572
	Suria Capital Holdings Bhd.	269,560	82,856
#	Syarikat Takaful Malaysia Keluarga Bhd.	731,957	573,303
#	Ta Ann Holdings Bhd.	494,189	689,279
	Taliworks Corp. Bhd.	442,816	31,448
#	Top Glove Corp. Bhd.	4,875,800	793,562
#*	Tropicana Corp. Bhd.	1,430,390	424,236
#	TSH Resources Bhd.	572,500	163,825
#	Uchi Technologies Bhd.	887,200	607,711
#	UEM Sunrise Bhd.	2,379,300	343,247
	Unisem M Bhd.	174,100	193,663
	United Malacca Bhd.	389,750	560,711
	UOA Development Bhd.	3,183,300	1,325,195
#	Velesto Energy Bhd.	7,856,208	479,491
*	WCT Holdings Bhd.	273,593	26,377
	Wellcall Holdings Bhd.	682,000	190,143
#	Zetrix Ai Bhd.	4,806,300	874,423
TOTAL MALAYSIA			52,029,687

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
MEXICO — (3.0%)
*	Alpek SAB de CV	60,635	$45,057
	Alsea SAB de CV	1,115,662	2,715,801
	Axtel SAB de CV	1,748,691	268,571
Ω	Banco del Bajio SA	2,074,626	6,893,659
#	Becle SAB de CV	53,285	48,087
	Bolsa Mexicana de Valores SAB de CV	798,414	1,777,122
	Consorcio ARA SAB de CV	478,487	137,859
	Controladora AXTEL SAB de CV	858,225	43,309
#*	Controladora Vuela Cia de Aviacion SAB de CV (VOLARA MM), Class A	605,552	473,757
	Corp. Actinver SAB de CV	171,486	212,879
#	Corp. Inmobiliaria Vesta SAB de CV	1,489,679	5,148,658
	Corp. Interamericana de Entretenimiento SAB de CV, Class B	950,881	1,739,032
	Corp. Moctezuma SAB de CV	696,531	3,297,759
	Corporativo Fragua SAB de CV	3	85
#*††	Empresas ICA SAB de CV	3,768,186	0
	Financiera Independencia SAB de CV SOFOM ENR	3,187	1,279
#	GCC SAB de CV	519,079	5,962,088
#	Genomma Lab Internacional SAB de CV, Class B	907,442	768,623
	Gentera SAB de CV	2,810,542	6,525,125
#	Grupo Aeroportuario del Centro Norte SAB de CV	551,420	7,356,193
#	Grupo Comercial Chedraui SA de CV	1,129,685	5,884,707
	Grupo Herdez SAB de CV	1,367,911	4,092,004
	Grupo Hotelero Santa Fe SAB de CV	566,863	164,631
	Grupo Industrial Saltillo SAB de CV	927,318	650,533
*	Grupo Nutrisa SAB de CV	1,367,911	264,586
	Grupo Posadas SAB de CV	69,065	112,453
#	Grupo Rotoplas SAB de CV	139,778	112,342
		Shares	Value»
MEXICO — (Continued)
*	Grupo Simec SAB de CV (SIMECB MM)	941,651	$9,486,647
#*	Grupo Televisa SAB (TLEVICPO MM)	710,723	401,742
#*Ω	Grupo Traxion SAB de CV	286,184	194,816
*	Industrias CH SAB de CV	1,658,916	14,079,642
	KUO SAB de CV	712,836	1,934,426
#	La Comer SAB de CV	2,941,192	5,811,230
	Megacable Holdings SAB de CV	1,287,006	4,344,885
*	Minera Frisco SAB de CV, Class A1	5,058,489	3,995,504
*Ω	Nemak SAB de CV	597,964	100,814
*	Ollamani SAB	12,275	54,226
	Operadora De Sites Mexicanos SAB de CV, Class A-1	181,460	181,151
*	Orbia Advance Corp. SAB de CV	112,031	158,413
	Organizacion Cultiba SAB de CV	935,340	638,069
	Organizacion Soriana SAB de CV, Class B	358,274	612,104
	Promotora y Operadora de Infraestructura SAB de CV (PINFRA MM)	140,744	2,230,190
	Promotora y Operadora de Infraestructura SAB de CV (PINFRAL MM), Class L	3,302	39,082
#	Qualitas Controladora SAB de CV	374,606	3,417,838
	Regional SAB de CV	497,539	4,094,186
*††	San Luis Rassini	3,300	0
*††	Sanluis Corp. SA (SANLUISB MM)	4,642	0
*††	Sanluis Corp. SA (SANLUISC MM)	4,642	0
#	Sigma Foods SAB de CV	195,467	198,971
*	Vitro SAB de CV	239,434	67,602
TOTAL MEXICO			106,737,737
PHILIPPINES — (0.7%)
	A Soriano Corp.	2,878,011	794,888
	ACEN Corp.	3,350,000	159,298
*††	ACR Mining Corp.	48,205	0
	Alliance Global Group, Inc.	2,718,700	381,907

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
	Apex Mining Co., Inc.	5,719,800	$1,328,297
	Belle Corp.	12,304,400	247,496
	Century Pacific Food, Inc.	2,628,900	1,344,610
	China Banking Corp.	5,231,604	4,537,791
	Converge Information & Communications Technology Solutions, Inc.	499,900	87,882
	Cosco Capital, Inc.	2,216,600	300,304
	DigiPlus Interactive Corp.	511,800	81,593
	DMCI Holdings, Inc.	5,003,100	596,448
	East West Banking Corp.	369,300	71,238
	Filinvest Land, Inc.	30,065,620	339,257
	First Philippine Holdings Corp.	1,527,600	2,318,825
	GT Capital Holdings, Inc.	96,700	765,451
	Keepers Holdings, Inc.	378,000	12,296
	LT Group, Inc.	1,672,900	400,207
	Manila Water Co., Inc.	3,346,500	1,939,635
	Megaworld Corp.	3,888,000	140,746
Ω	Monde Nissin Corp.	1,443,300	162,961
	Nickel Asia Corp.	3,492,100	219,528
	OceanaGold Philippines, Inc.	21,800	11,855
	Philcomsat Holdings Corp.	316,021	619,447
	Philex Mining Corp.	1,221,300	180,505
	Philippine National Bank	767,726	781,086
*††	Philippine National Construction Corp.	173,000	0
	Philippine Savings Bank	321,047	275,866
	Philippine Stock Exchange, Inc.	42,102	141,145
*††	Philtown Properties, Inc.	111,562	0
*††	Phoenix Petroleum Philippines, Inc.	929,580	11,844
	Puregold Price Club, Inc.	1,517,490	1,017,074
	RFM Corp.	7,485,068	660,596
	Rizal Commercial Banking Corp.	2,651,952	989,160
	Robinsons Land Corp.	3,638,151	1,015,321
	Security Bank Corp.	77,150	85,025
	Semirara Mining & Power Corp.	490,900	163,877
		Shares	Value»
PHILIPPINES — (Continued)
	Synergy Grid & Development Phils, Inc.	863,200	$401,266
	Union Bank of the Philippines	1,270,403	520,584
	Universal Robina Corp.	114,580	110,518
	Vista Land & Lifescapes, Inc.	1,051,200	16,484
	Vistamalls, Inc.	98,600	1,643
TOTAL PHILIPPINES			23,233,954
POLAND — (2.1%)
	AB SA	2,990	107,558
	Agora SA	67,512	157,093
	Alior Bank SA	28,020	1,033,980
	Apator SA	37,109	261,894
	ASBISc Enterprises PLC	51,549	1,494,931
#	Asseco Poland SA	75,216	4,028,404
	Asseco South Eastern Europe SA	805	15,768
#	Auto Partner SA	53,392	412,090
*	Bank Millennium SA	414,442	2,290,351
#*	Bank Ochrony Srodowiska SA	64,719	178,072
#*	Benefit Systems SA	2,817	4,082,857
#*	Boryszew SA	133,234	177,723
	Budimex SA	12,791	2,480,817
#*	Celon Pharma SA	19,996	110,074
#*	Cognor Holding SA	86,852	149,500
#	Cyber Folks SA	4,935	253,627
#*	Cyfrowy Polsat SA	104,844	478,803
#*	Datawalk SA	3,653	134,566
	Develia SA	1,486,855	4,204,265
	Dom Development SA	15,579	1,069,211
	Echo Investment SA	22,550	29,645
	Elektrotim SA	5,002	80,848
	Enea SA	559,136	2,941,234
*	Fabryki Mebli Forte SA	48,823	200,516
#*	Globe Trade Centre SA	324,771	200,106
#*	Grupa Azoty SA	14,506	76,332
#	Grupa Kety SA	51,495	17,254,457
	Grupa Pracuj SA	4,369	61,472
#	Inter Cars SA	33,276	8,326,963
#*	Jastrzebska Spolka Weglowa SA	48,515	325,445
	KRUK SA	54,365	6,202,333
#*	Lubawa SA	30,768	90,428
#*	Lubelski Wegiel Bogdanka SA	11,215	62,999
#	Mirbud SA	82,029	265,376
	Mo-BRUK SA	2,384	242,152
#*	Modivo SA	57,277	1,423,634
	Neuca SA	2,458	507,726

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
POLAND — (Continued)
#	Newag SA	1,122	$26,689
#*	PKP Cargo SA	22,306	61,126
	PlayWay SA	554	36,034
#*	Polimex-Mostostal SA	28,040	48,506
#	Rainbow Tours SA	6,497	251,186
#	Stalexport Autostrady SA	164,889	79,842
#*	Syn2bio SA	8,531	154,702
	Synektik SA	8,531	825,359
	Tauron Polska Energia SA	2,327,099	5,620,406
#	TEN Square Games SA	4,428	126,887
#	Text SA	3,575	49,110
	Torpol SA	24,822	480,066
*	VRG SA	873,743	1,308,520
#	Warsaw Stock Exchange	57,560	1,542,981
	Wawel SA	365	69,177
Ω	XTB SA	83,945	3,347,032
*	Zespol Elektrocieplowni Wroclawskich Kogeneracja SA	672	12,306
#*	Zespol Elektrowni Patnow Adamow Konin SA	32,217	151,017
TOTAL POLAND			75,604,196
QATAR — (0.7%)
	Aamal Co.	3,422,129	659,829
	Al Khaleej Takaful Group QSC	449,359	355,803
	Al Meera Consumer Goods Co. QSC	141,836	523,506
	Alijarah Holding Co. QPSC	316,065	59,028
*	Baladna	1,337,190	451,631
	Barwa Real Estate Co.	2,452,814	1,570,302
	Doha Bank QPSC	4,061,916	3,229,682
	Doha Insurance Co. QSC	249,552	199,086
*	Estithmar Holding QPSC	1,312,724	1,519,183
	Gulf International Services QSC	2,627,664	1,312,466
	Gulf Warehousing Co.	214,868	138,170
	Lesha Bank LLC	2,864,210	2,198,898
	Mannai Corp. QSC	161,936	216,881
*	Mazaya Real Estate Development QPSC	684,824	103,662
	Medicare Group	296,755	447,909
	Meeza QSTP LLC	135,805	119,205
		Shares	Value»
QATAR — (Continued)
	Qatar Aluminum Manufacturing Co.	4,056,302	$1,582,366
	Qatar Industrial Manufacturing Co. QSC	38,184	22,898
	Qatar Insurance Co. SAQ	3,614,391	1,905,683
	Qatar Islamic Insurance Group	47,294	103,620
	Qatar National Cement Co. QSC	490,827	366,200
	Qatar Navigation QSC	1,333,744	3,624,586
	Salam International Investment Ltd. QSC	2,225,787	450,374
	United Development Co. QSC	2,377,148	520,956
	Vodafone Qatar PQSC	5,060,119	3,595,254
	Zad Holding Co.	52,382	179,394
TOTAL QATAR			25,456,572
RUSSIA — (0.0%)
*††	Magnitogorsk Iron & Steel Works PJSC (MMK LI), Sponsored GDR	32,799	0
*††	Mechel PJSC, Sponsored ADR	123,618	0
*††	PhosAgro PJSC	779	0
*††	RusHydro PJSC (RSHYY US), ADR	952,144	0
*††	VTB Bank PJSC (VTBR LI), GDR	27,705	0
SAUDI ARABIA — (2.2%)
	Abdullah Al Othaim Markets Co.	254,381	348,791
*	Advanced Building Industries Co.	22,737	162,718
*	Advanced Petrochemical Co.	24,762	145,207
	Al Babtain Power & Telecommunication Co.	116,921	1,649,279
	Al Hammadi Holding	246,494	1,704,065
*	Al Hassan Ghazi Ibrahim Shaker Co.	125,992	436,966
	Al Jouf Agricultural Development Co.	24,678	272,410
*	Al Khaleej Training & Education Co.	25,351	89,193
	Al Majed for Oud Co.	736	23,357
	Al Masane Al Kobra Mining Co.	28,323	553,425

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	Al Taiseer Group TALCO Industrial Co.	6,900	$60,113
*	Al Yamamah Steel Industries Co.	76,456	711,525
	Alamar Foods	4,409	43,459
	Alandalus Property Co.	185,419	749,730
	Alaseel Co.	339,194	321,554
	Al-Dawaa Medical Services Co.	955	10,353
	Aldrees Petroleum & Transport Services Co.	137,169	4,195,457
	AlJazira Takaful Ta'awuni Co.	36,972	118,834
	AlKhorayef Water & Power Technologies Co.	41,162	1,097,681
	Almawarid Manpower Co.	6,464	181,981
	Alujain Corp.	13,787	97,560
	Arabian Cement Co.	65,728	387,630
Ω	Arabian Centres Co.	228,625	950,248
	Arabian Contracting Services Co.	9,096	193,892
*	Arabian Drilling Co.	27,942	600,586
	Arabian Pipes Co.	316,501	521,319
	Arriyadh Development Co.	271,400	1,171,352
*	ARTEX Industrial Investment Co.	24,661	80,826
	Astra Industrial Group Co.	122,994	3,974,948
	Ataa Educational Co.	5,577	66,839
*	BAAN Holding Group Co.	271,491	145,097
*	Basic Chemical Industries Ltd.	22,879	137,817
*	Bawan Co.	90,760	824,950
	BinDawood Holding Co.	398,307	491,619
	Catrion Catering Holding Co.	103,480	1,924,181
*	Chubb Arabia Cooperative Insurance Co.	13,957	61,596
	Dallah Healthcare Co.	71,775	2,014,751
*	Dar Al Arkan Real Estate Development Co.	671,126	3,291,272
	East Pipes Integrated Co. for Industry	23,331	1,143,453
	Eastern Province Cement Co.	51,147	346,814
	Electrical Industries Co.	1,305,608	4,919,461
		Shares	Value»
SAUDI ARABIA — (Continued)
*	Emaar Economic City	357,215	$898,676
	Etihad GO Telecom Co.	22,049	489,155
	First Milling Co.	20,885	284,642
	Fitaihi Holding Group	147,483	93,216
	Gulf Insurance Group	23,514	199,564
*	Gulf Union Cooperative Insurance Co.	30,200	109,051
*	Halwani Brothers Co.	4,534	37,646
*	Jahez International Co.	58,654	176,438
*	L'Azurde Co. for Jewelry	21,259	58,562
	Leejam Sports Co. JSC	77,737	1,653,286
	Maharah Human Resources Co.	169,346	237,376
*	Mediterranean & Gulf Cooperative Insurance & Reinsurance Co.	20,346	79,123
*	Methanol Chemicals Co.	2,247	21,514
	Middle East Healthcare Co.	65,757	523,573
*	Middle East Paper Co.	112,430	476,064
	Middle East Pharmaceutical Co.	6,824	105,042
	Middle East Specialized Cables Co.	38,882	319,727
*	Mobile Telecommunications Co. Saudi Arabia	702,670	1,938,926
	Modern Mills Co.	2,869	22,333
	Nahdi Medical Co.	9,605	243,614
*	Najran Cement Co.	33,510	48,930
*	National Agriculture Development Co.	330,603	1,238,494
	National Co. for Glass Industries	60,985	589,639
	National Co. for Learning & Education	41,585	1,403,213
*	National Gypsum	16,803	62,191
*	National Industrialization Co., Class C	210,538	476,396
	National Medical Care Co.	13,786	416,015
	Nayifat Finance Co.	49,803	123,854
	Northern Region Cement Co.	107,764	183,688

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	Power & Water Utility Co. for Jubail & Yanbu	23,063	$231,580
	Qassim Cement Co.	52,194	600,330
	Retal Urban Development Co.	346,110	940,562
	Riyadh Cement Co.	53,375	297,122
	Sahara International Petrochemical Co.	204,581	694,556
*	Saudi Automotive Services Co.	128,841	1,320,912
	Saudi Cement Co.	123,386	935,180
	Saudi Ceramic Co.	121,999	781,514
	Saudi Chemical Co. Holding	1,505,254	3,248,446
	Saudi Co. For Hardware CJSC	3,564	20,898
	Saudi Ground Services Co.	39,300	283,370
	Saudi Industrial Investment Group	5,028	16,021
*	Saudi Kayan Petrochemical Co.	131,924	175,896
	Saudi Manpower Solutions Co.	67,650	112,509
	Saudi Paper Manufacturing Co.	49,170	906,271
	Saudi Pharmaceutical Industries & Medical Appliances Corp.	87,978	734,755
*	Saudi Public Transport Co.	39,144	114,566
*	Saudi Real Estate Co.	353,146	1,499,588
*	Saudi Reinsurance Co.	250,471	1,598,174
*	Saudi Research & Media Group	36,925	583,913
	Saudi Steel Pipe Co.	13,457	168,907
	Saudia Dairy & Foodstuff Co.	48,176	2,610,831
	Savola Group	80,950	562,139
*	Seera Group Holding	535,616	2,899,505
	SHL Finance Co.	44,315	170,388
*	Sinad Holding Co.	99,501	213,840
	Southern Province Cement Co.	54,353	269,214
	Sustained Infrastructure Holding Co.	97,526	931,013
	Tabuk Cement Co.	48,957	96,742
	Tanmiah Food Co.	3,292	47,313
*	Umm Al-Qura Cement Co.	7,150	25,455
	United Electronics Co.	131,903	2,327,364
		Shares	Value»
SAUDI ARABIA — (Continued)
	United International Transportation Co.	155,589	$1,150,463
*	Walaa Cooperative Insurance Co.	29,085	73,835
*	Wataniya Insurance Co.	31,928	95,459
	Yamama Cement Co.	247,204	1,490,659
	Yanbu Cement Co.	48,763	194,058
	Zahrat Al Waha For Trading Co., Class C	90,920	66,767
TOTAL SAUDI ARABIA			77,222,372
SOUTH AFRICA — (3.0%)
	Advtech Ltd.	2,560,402	7,380,742
	AECI Ltd.	231,908	1,753,180
	African Rainbow Minerals Ltd.	257,204	2,631,884
	Afrimat Ltd.	147,506	246,109
#	Alexander Forbes Group Holdings Ltd.	1,437,620	633,315
	Altron Ltd., Class A	631,230	1,096,639
	Aspen Pharmacare Holdings Ltd.	235,748	2,128,518
	Astral Foods Ltd.	94,302	1,213,016
	AVI Ltd.	931,620	5,081,493
	Bidvest Group Ltd.	6,372	95,606
#	Blu Label Unlimited Group Ltd.	778,436	410,378
*	Brait PLC	83,369	11,550
	Cashbuild Ltd.	41,618	301,672
	City Lodge Hotels Ltd.	225,045	59,011
	Coronation Fund Managers Ltd.	512,728	1,317,371
#	DataTec Ltd.	1,149,304	5,898,933
#Ω	Dis-Chem Pharmacies Ltd.	1,020,005	1,854,592
	DRDGOLD Ltd. (DRD SJ)	1,386,609	2,835,160
	Exxaro Resources Ltd.	102,500	1,266,076
	Famous Brands Ltd.	85,698	275,858
#	Foschini Group Ltd.	340,163	1,170,527
	Grindrod Ltd.	1,313,728	2,124,840
#	Harmony Gold Mining Co. Ltd. (HMY US), Sponsored ADR	611,804	9,635,913
	Hudaco Industries Ltd.	88,913	1,036,717
	Italtile Ltd.	88,647	49,373
	JSE Ltd.	223,103	2,033,716
*	KAP Ltd.	1,301,728	211,372
	Lewis Group Ltd.	170,216	916,639
	Life Healthcare Group Holdings Ltd.	407,101	278,901

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	Merafe Resources Ltd.	2,141,711	$172,903
	Momentum Group Ltd.	2,861,207	7,123,913
	Motus Holdings Ltd.	336,480	2,142,661
	Mpact Ltd.	218,055	235,315
#	Mr. Price Group Ltd.	229,168	2,359,918
*	Nampak Ltd.	2,378	63,459
	Netcare Ltd.	1,550,978	1,776,694
	Ninety One Ltd.	505,784	1,389,854
	Northam Platinum Holdings Ltd.	359,112	5,142,096
	Oceana Group Ltd.	223,491	986,996
	Old Mutual Ltd. (OMU SJ)	1,706,503	1,380,404
	Omnia Holdings Ltd.	393,703	2,507,799
Ω	Pepkor Holdings Ltd.	167,787	215,959
*	Pick n Pay Stores Ltd.	326,087	375,684
	PPC Ltd.	527,692	238,167
	Premier Group Ltd.	13,994	150,967
	PSG Financial Services Ltd.	2,017,236	4,114,036
	Rainbow Chicken	535,302	180,131
	Raubex Group Ltd.	483,682	1,271,559
	RCL Foods Ltd.	535,302	262,826
	Reunert Ltd.	306,646	1,086,395
	Santam Ltd.	129,444	3,166,249
*	Sappi Ltd.	430,426	310,076
	Southern Sun Ltd.	412,732	254,693
#*	SPAR Group Ltd.	146,366	433,485
	Spur Corp. Ltd.	179,094	453,909
	Sun International Ltd.	788,878	2,535,675
*	Super Group Ltd.	175,288	201,641
	Telkom SA SOC Ltd.	674,924	2,228,951
#	Thungela Resources Ltd. (TGA SJ)	42,944	263,869
#	Tiger Brands Ltd.	394,877	6,614,865
	Truworths International Ltd.	89,455	288,099
	Tsogo Sun Ltd.	112,120	49,455
#	We Buy Cars Holdings Ltd.	465,266	930,787
#	Wilson Bayly Holmes-Ovcon Ltd.	176,413	1,686,209
	Woolworths Holdings Ltd.	142,949	406,602
	Zeda Ltd.	106,799	102,404
TOTAL SOUTH AFRICA			107,053,806
SOUTH KOREA — (11.8%)
#	Able C&C Co. Ltd.	11,142	82,575
	ABOV Semiconductor Co. Ltd.	4,362	19,678
#*	Ace Technologies Corp.	7,177	7,852
		Shares	Value»
SOUTH KOREA — (Continued)
#*	ADTechnology Co. Ltd.	20,426	$369,023
#	Advanced Nano Products Co. Ltd.	12,279	337,008
#	Advanced Process Systems Corp.	16,198	202,041
#	Aekyung Chemical Co. Ltd.	23,069	132,401
	Aekyung Industrial Co. Ltd.	2,958	23,389
*	Agabang & Co.	9,325	28,997
#	Ahnlab, Inc.	19,339	712,322
*	Air Busan Co. Ltd.	44,777	46,770
	AJ Networks Co. Ltd.	15,374	46,127
#	Ajin Industrial Co. Ltd.	23,706	41,600
#*	ALUKO Co. Ltd.	35,730	39,963
*	Amicogen, Inc.	16,378	12,802
#	Amorepacific Holdings Corp.	27,256	483,991
*	Amotech Co. Ltd.	3,103	29,736
*	Anam Electronics Co. Ltd.	17,748	15,013
*	Ananti, Inc.	13,719	34,165
	Anapass, Inc.	4,565	39,527
#*	Anterogen Co. Ltd.	4,920	56,715
*	Apact Co. Ltd.	5,474	17,748
#	Aplus Asset Advisor Co. Ltd.	24,140	205,127
*	APS, Inc.	3,513	10,125
#	Asia Cement Co. Ltd.	50,335	313,597
#	ASIA Holdings Co. Ltd.	3,528	475,845
#*	Asia Pacific Satellite, Inc.	10,267	49,096
#	Asia Paper Manufacturing Co. Ltd.	81,215	413,319
*	Asiana Airlines, Inc.	82,372	398,051
	Atinum Investment Co. Ltd.	33,740	49,355
	AUK Corp.	6,631	23,123
#	Avaco Co. Ltd.	31,776	227,438
#	Baiksan Co. Ltd.	44,605	309,055
	BGF Co. Ltd.	27,413	76,657
#	BGF retail Co. Ltd.	15,620	1,353,821
#	BH Co. Ltd.	75,524	782,668
#*	BHI Co. Ltd.	43,958	1,226,141
*	Binex Co. Ltd.	9,096	40,688
#	Binggrae Co. Ltd.	14,995	708,764
#	Bio Plus Co. Ltd.	81,443	199,059
#*	Biodyne Co. Ltd.	27,967	160,219
*	Bioneer Corp.	5,789	25,381
#	BioNote, Inc.	58,701	187,988
*	Biosolution Co. Ltd.	8,374	33,953
	BNC Korea, Inc.	11,491	19,027
#	BNK Financial Group, Inc.	441,381	4,626,013

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Boditech Med, Inc.	5,713	$46,026
	Bookook Securities Co. Ltd.	9,028	323,808
#	Boryung	98,240	562,713
#*	Bosung Power Technology Co. Ltd.	116,334	459,429
*††	Bucket Studio Co. Ltd.	55,178	8,360
#	Bukwang Pharmaceutical Co. Ltd.	63,644	176,233
#	BYC Co. Ltd.	7,100	157,185
*	Cafe24 Corp.	24,589	289,394
	Cape Industries Ltd.	28,205	156,057
#	Caregen Co. Ltd.	31,827	1,224,023
#	Celltrion Pharm, Inc.	20,057	561,530
#*	Chabiotech Co. Ltd.	84,287	491,629
#	Cheil Electric Co. Ltd.	3,916	17,226
#	Cheil Worldwide, Inc.	97,633	1,289,583
#	Chemtronics Co. Ltd.	39,956	531,143
#	Cheryong Electric Co. Ltd.	20,205	577,339
#	Chips&Media, Inc.	37,182	252,625
#	Chong Kun Dang Pharmaceutical Corp.	10,809	504,410
#	Chongkundang Holdings Corp.	11,961	319,298
#*	Chunbo Co. Ltd.	7,020	153,007
#*	CJ CGV Co. Ltd.	111,200	418,611
#	CJ CheilJedang Corp.	15,278	2,031,325
#	CJ Corp.	24,040	2,156,243
*	CJ ENM Co. Ltd.	13,451	294,336
	CJ Freshway Corp.	684	10,703
	CJ Logistics Corp.	6,597	340,710
#	Classys, Inc.	34,907	999,695
	Com2uSCorp	1,004	20,717
	Coocon Corp.	798	9,216
*	CORESTEMCHEMON, Inc.	23,459	29,294
#	Cosmax, Inc.	23,785	3,054,428
#	Cosmecca Korea Co. Ltd.	16,670	915,811
#*	CosmoAM&T Co. Ltd.	30,636	684,399
*	Cosmochemical Co. Ltd.	20,572	125,855
	Coway Co. Ltd.	3,703	234,600
	Cowintech Co. Ltd.	3,521	21,602
	CR Holdings Co. Ltd.	18,124	58,550
#	CS Wind Corp.	37,934	987,475
#	Cuckoo Holdings Co. Ltd.	22,303	408,886
	Cuckoo Homesys Co. Ltd.	4,930	74,035
#*	Curexo, Inc.	43,072	249,410
	D.I Corp.	73,014	997,867
		Shares	Value»
SOUTH KOREA — (Continued)
*††	DA Technology Co. Ltd.	4,443	$1,558
#	Dae Hwa Pharmaceutical Co. Ltd.	24,386	149,759
#	Dae Won Kang Up Co. Ltd.	103,903	259,614
#*	Daea TI Co. Ltd.	195,936	323,731
	Daechang Forging Co. Ltd.	9,694	38,537
#	Daedong Corp.	53,430	236,043
*	Daedong Gear Co. Ltd.	3,160	0
	Daedong Gear Co. Ltd. 008830 KS	1,507	9,398
	Daeduck Co. Ltd.	23,085	218,585
#	Daeduck Electronics Co. Ltd.	98,641	6,461,033
	Daehan Flour Mill Co. Ltd.	22,630	178,260
	Daehan Steel Co. Ltd.	11,705	65,343
#*	Dae-Il Corp.	53,006	156,190
#	Daejoo Electronic Materials Co. Ltd.	21,066	1,032,256
#	Daesang Corp.	62,955	777,263
#	Daesang Holdings Co. Ltd.	46,079	240,558
#	Daesung Energy Co. Ltd.	22,772	109,681
#	Daesung Industrial Co. Ltd.	12,643	35,714
#*	Daewon Cable Co. Ltd.	92,840	823,301
#	Daewon Pharmaceutical Co. Ltd.	54,458	284,657
	Daewon San Up Co. Ltd.	6,980	54,866
#*	Daewoo Engineering & Construction Co. Ltd.	361,069	3,098,163
	Daewoong Co. Ltd.	8,732	99,162
#	Daewoong Pharmaceutical Co. Ltd.	12,821	1,017,515
*††	Dahaam E-Tec Co. Ltd.	2,100	0
#	Daihan Pharmaceutical Co. Ltd.	9,263	171,605
#	Daishin Securities Co. Ltd.	111,953	1,996,507
#*	Danal Co. Ltd.	141,692	444,158
#	Daol Investment & Securities Co. Ltd.	107,802	255,939
#	Daou Data Corp.	46,710	604,520

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Daou Technology, Inc.	87,038	$2,217,938
#	Dasan Networks, Inc.	22,385	34,054
*††	Dawonsys Co. Ltd.	57,564	76,634
#	DB HiTek Co. Ltd.	40,220	2,283,854
#	DB Securities Co. Ltd.	82,322	508,042
#*	DB, Inc.	207,239	204,607
#	Dear U Co. Ltd.	14,641	201,706
	Dentium Co. Ltd.	2,100	56,183
	Deutsch Motors, Inc.	29,369	78,414
	Device Co. Ltd.	2,378	18,636
#	DI Dong Il Corp.	55,962	917,346
#	Digital Daesung Co. Ltd.	20,597	111,325
#*	DIO Corp.	26,897	228,884
#	DIT Corp.	13,032	133,653
*††	DKME	6,674	7,537
#	DL E&C Co. Ltd.	75,306	3,011,755
#*	DL Holdings Co. Ltd.	11,252	335,641
*	DMOA Co. Ltd.	13,817	23,418
††	DMS Co. Ltd.	9,362	53,304
#	DN Automotive Corp.	46,445	1,290,642
	DNF Co. Ltd.	1,534	13,121
#	Dong-A Socio Holdings Co. Ltd.	9,155	562,790
	Dong-A ST Co. Ltd.	3,603	87,193
	Dong-Ah Geological Engineering Co. Ltd.	4,466	54,062
#	Dongbang Transport Logistics Co. Ltd.	52,135	65,075
	Dongjin Semichem Co. Ltd.	79,132	2,111,250
#	DongKook Pharmaceutical Co. Ltd.	80,801	985,640
#*	Dongkuk Holdings Co. Ltd.	172,185	206,470
#	Dongkuk Steel Mill Co. Ltd.	68,951	430,495
#	Dongsuh Cos., Inc.	36,466	647,931
	Dongsung Chemical Co. Ltd.	49,983	124,639
#	Dongsung Finetec Co. Ltd.	56,726	621,181
#*	Dongwha Enterprise Co. Ltd.	31,476	122,125
#	Dongwha Pharm Co. Ltd.	62,525	205,001
	Dongwon Development Co. Ltd.	15,981	23,376
#	Dongwon Industries Co. Ltd.	20,941	516,206
#	Dongwoon Anatech Co. Ltd.	45,624	837,188
		Shares	Value»
SOUTH KOREA — (Continued)
#	Dongyang E&P, Inc.	14,152	$195,278
	Doosan Bobcat, Inc.	1,578	64,961
#*	Doosan Fuel Cell Co. Ltd.	101,687	1,733,156
#	Doosan Tesna, Inc.	13,794	601,537
#	DoubleUGames Co. Ltd.	38,201	1,599,146
#*	Dream Security Co. Ltd.	88,382	104,073
#	Dreamtech Co. Ltd.	55,981	162,678
*	DRTECH Corp.	26,202	13,940
	DS Dansuk Co. Ltd.	5,204	40,501
#	DSC Investment, Inc.	31,495	161,163
*	DSK Co. Ltd.	1,249	3,574
*	Duchembio Co. Ltd.	2,468	9,772
#*	Duk San Neolux Co. Ltd.	38,011	788,607
#*	Duksan Hi-Metal Co. Ltd.	16,423	97,935
#*	Duksan Techopia Co. Ltd.	13,065	86,288
	DY Corp.	22,744	66,153
#	E1 Corp.	4,196	257,462
	Easy Bio, Inc.	16,252	69,658
#	Easy Holdings Co. Ltd.	88,398	255,172
*	Eco&Dream Co. Ltd.	12,123	53,344
	Ecopro HN Co. Ltd.	1,462	24,108
#	Elentec Co. Ltd.	16,741	78,045
#	E-MART, Inc.	34,373	1,891,928
#	ENF Technology Co. Ltd.	28,570	813,688
*††	Enzychem Lifesciences Corp.	27,857	14,518
#	Eo Technics Co. Ltd.	8,173	1,657,231
#*	Eubiologics Co. Ltd.	53,622	297,526
#	Eugene Corp.	107,821	238,452
#	Eugene Investment & Securities Co. Ltd.	188,630	540,124
#	Eugene Technology Co. Ltd.	43,873	3,309,871
	Eusu Holdings Co. Ltd.	20,495	87,382
#*	EV Advanced Material Co. Ltd.	1,642	697
*	E-World	52	19
#	Exicon Co. Ltd.	9,043	80,149
#	F&F Co. Ltd.	14,325	804,180
#	FIBERPRO, Inc./Yuseong	5,731	44,467
*	Fine M-Tec Co. Ltd.	20,276	98,565
#*	Fine Semitech Corp.	40,744	514,531
#*	FINO, Inc.	31,745	115,034
#*	Firstec Co. Ltd.	96,567	361,594
*††	Flask Co. Ltd.	23,357	7,274
#*	Foosung Co. Ltd.	143,341	881,410
	Fursys, Inc.	10,910	192,602
*	FutureChem Co. Ltd.	6,770	35,976

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Gabia, Inc.	41,698	$1,366,172
#*	GAEASOFT	20,287	111,543
#	Galaxia Moneytree Co. Ltd.	38,588	125,945
	GAMSUNG Corp. Co. Ltd.	155,481	446,059
#	Gaon Cable Co. Ltd.	15,787	1,413,744
#	GC Biopharma Corp.	11,208	904,575
*	GC Cell Corp.	8,135	75,587
	GC Corp.	10,118	65,910
	GC MediAI Corp.	37,911	76,580
*	GemVax & Kael Co. Ltd.	35,359	247,560
*	Genexine, Inc.	12,671	21,860
#*	Genic Co. Ltd.	5,587	96,136
*	Genome & Co.	4,201	9,608
*	Genomictree, Inc.	7,917	62,502
	Geumhwa PSC Co. Ltd.	1,908	42,669
	Global Standard Technology Co. Ltd.	33,319	955,214
#*	Global Tax Free Co. Ltd.	70,125	231,850
	GnBS eco Co. Ltd.	11,841	34,579
#	GnCenergy Co. Ltd.	8,908	223,788
	GOLFZON Co. Ltd.	4,195	115,033
#	GS Engineering & Construction Corp.	151,435	2,407,195
#	GS Global Corp.	98,337	171,918
	GS Retail Co. Ltd.	56,051	960,547
#	HAESUNG DS Co. Ltd.	27,800	907,947
	Haesung Industrial Co. Ltd.	18,273	80,635
	Han Kuk Carbon Co. Ltd.	95,356	1,422,425
	Hana Materials, Inc.	8,573	304,880
	Hana Micron, Inc.	122,607	2,464,069
	Hana Tour Service, Inc.	2,259	47,817
#*	Hanall Biopharma Co. Ltd.	20,515	610,684
#	Hancom, Inc.	36,048	427,351
#	Handsome Co. Ltd.	13,412	183,727
#	Hanil Cement Co. Ltd.	18,532	180,123
#	Hanil Holdings Co. Ltd.	42,979	536,475
	Hanjin Logistics Corp.	6,274	65,557
#*	HanJung Natural Connectivity System Co. Ltd.	6,398	125,973
	Hankook Shell Oil Co. Ltd.	2,067	725,659
	Hanla IMS Co. Ltd.	1,798	21,534
#	Hanmi Pharm Co. Ltd.	12,084	2,785,651
		Shares	Value»
SOUTH KOREA — (Continued)
	Hanmi Science Co. Ltd.	8,432	$209,281
#	HanmiGlobal Co. Ltd.	23,691	258,779
#	Hannong Chemicals, Inc.	12,037	93,988
#*	Hanon Systems	570,584	1,292,464
*	Hans Biomed Corp.	1,724	22,139
	Hansae Co. Ltd.	21,420	136,411
	Hansae Yes24 Holdings Co. Ltd.	9,629	29,076
#	Hanshin Construction Co. Ltd.	6,660	44,191
#	Hanshin Machinery Co.	52,839	81,185
#	Hansol Chemical Co. Ltd.	14,160	2,013,409
	Hansol Holdings Co. Ltd.	12,581	27,336
*	Hansol IONES Co. Ltd.	6,974	40,612
	Hansol Paper Co. Ltd.	1,615	8,225
#	Hansol Technics Co. Ltd.	76,107	363,766
*	Hanssem Co. Ltd.	2,005	54,400
*	Hanwha Engine	83,852	2,250,264
*	Hanwha Galleria Corp.	87,305	112,522
#*	Hanwha General Insurance Co. Ltd.	121,139	476,106
#*	Hanwha Investment & Securities Co. Ltd.	380,146	1,079,587
#*	Hanwha Life Insurance Co. Ltd.	491,361	1,485,889
*	Hanwha Solutions Corp.	94,406	1,661,695
#*	Hanwha Vision Co. Ltd.	15,544	441,561
*	Hanyang Digitech Co. Ltd.	3,034	36,993
#*	Hanyang Eng Co. Ltd.	32,984	678,784
#	Hanyang Securities Co. Ltd.	27,737	376,960
#	Harim Co. Ltd.	112,482	208,856
#	Harim Holdings Co. Ltd.	65,811	436,688
	HB SOLUTION Co. Ltd.	7,676	8,507
#	HB Technology Co. Ltd.	94,978	118,398
#	HD Construction Equipment Co. Ltd.	14,103	1,203,136
#*	HD Hyundai Energy Solutions Co. Ltd.	10,284	798,844
#	HDC Holdings Co. Ltd.	76,944	1,064,659

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	HD-Hyundai Marine Engine	40,801	$1,384,925
#	Hecto Financial Co. Ltd.	11,687	133,005
#	Hecto Innovation Co. Ltd.	13,399	127,903
#*	Helixmith Co. Ltd.	33,131	71,807
#*	Heung-A Shipping Co. Ltd.	78,758	94,411
#	Heunggu Oil Co. Ltd.	10,187	82,074
#*	HFR, Inc.	10,061	100,063
	Hite Jinro Co. Ltd.	13,361	143,402
#*	HJ Shipbuilding & Construction Co. Ltd.	34,920	380,619
	HK inno N Corp.	38,595	967,953
#	HL Holdings Corp.	4,992	130,402
#	HL Mando Co. Ltd.	73,278	2,251,523
*	HLB Biostep Co. Ltd.	10,977	12,892
*	HLB Innovation Co. Ltd.	4,021	23,061
*	Hlb Pharma Ceutical Co. Ltd.	20,439	114,975
*	HLB Therapeutics Co. Ltd.	58,726	67,706
*	Hotel Shilla Co. Ltd.	43,825	1,323,575
#	HPSP Co. Ltd.	62,682	1,476,971
	HS Hyosung Advanced Materials Corp.	139	15,521
*	Hugel, Inc.	8,695	1,402,297
#	Humedix Co. Ltd.	13,113	219,690
	Huons Co. Ltd.	26,666	454,421
#	Huons Global Co. Ltd.	19,370	304,693
#*	Husteel Co. Ltd.	68,021	166,233
#	Hwa Shin Co. Ltd.	48,675	240,092
#	Hy-Lok Corp.	20,117	441,779
#	Hyosung Corp.	12,405	1,233,647
	Hyosung Heavy Industries Corp.	306	497,318
	Hyosung TNC Corp.	2,760	587,648
	Hyundai Bioland Co. Ltd.	5,395	12,144
#	Hyundai BNG Steel Co. Ltd.	22,603	172,173
#	HYUNDAI Corp.	15,195	269,620
#	Hyundai Department Store Co. Ltd.	30,200	2,466,943
	Hyundai Elevator Co. Ltd.	28,776	1,346,697
	Hyundai Futurenet Co. Ltd.	73,607	151,814
#	Hyundai GF Holdings	44,675	361,986
#	Hyundai Green Food	34,518	435,453
	Hyundai Hyms Co. Ltd.	4,169	39,787
		Shares	Value»
SOUTH KOREA — (Continued)
#*	Hyundai Marine & Fire Insurance Co. Ltd.	104,005	$2,766,499
#	Hyundai Motor Securities Co. Ltd.	49,990	259,786
#	Hyundai Movex Co. Ltd.	82,239	1,193,103
	Hyundai Pharmaceutical Co. Ltd.	8,946	33,514
#	Hyundai Steel Co.	164,315	2,983,986
#	Hyundai Wia Corp.	42,316	1,698,158
#	HyVision System, Inc.	31,617	215,601
#	i3system, Inc.	15,256	627,860
#*	IL Co. Ltd.	15,840	45,728
	Il Dong Pharmaceutical Co. Ltd.	46,117	440,466
	Iljin Diamond Co. Ltd.	4,184	23,792
#	Iljin Electric Co. Ltd.	60,843	2,162,289
	Iljin Holdings Co. Ltd.	30,168	118,787
	Iljin Power Co. Ltd.	5,216	38,646
	Ilshin Spinning Co. Ltd.	36,557	266,049
††	Ilyang Pharmaceutical Co. Ltd.	9,185	53,593
#	iM Financial Group Co. Ltd.	428,318	5,022,083
	iMarketKorea, Inc.	16,322	82,598
	InBody Co. Ltd.	37,794	1,209,337
#	Incar Financial Service Co. Ltd.	20,984	145,199
	Infinitt Healthcare Co. Ltd.	921	5,131
#	Inhwa Precision Co. Ltd.	16,589	75,295
#	Innocean Worldwide, Inc.	29,969	398,643
#	Innox Advanced Materials Co. Ltd.	42,455	572,042
#*	Insun ENT Co. Ltd.	58,689	116,731
*	Intekplus Co. Ltd.	1,300	24,309
#	Intellian Technologies, Inc.	11,262	448,570
	Intelligent Digital Integrated Security Co. Ltd.	8,373	94,211
*	Interflex Co. Ltd.	6,573	29,963
#	Interojo Co. Ltd.	11,395	110,092
#	INTOPS Co. Ltd.	32,084	379,662
	INVENI Co. Ltd.	16,710	164,857
#	IPARK Hyundai Development Co.	87,437	1,203,715
#	IS Dongseo Co. Ltd.	43,894	549,667
#	ISC Co. Ltd.	28,505	2,511,767
#	i-SENS, Inc.	51,605	599,533
*	ISU Abxis Co. Ltd.	4,567	9,982

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#*	ISU Chemical Co. Ltd.	33,498	$288,260
#*	ISU Specialty Chemical	47,981	1,729,837
#*	Itcenglobal Co. Ltd.	18,038	259,376
*	ITEK, Inc.	3,803	14,045
#*	Jahwa Electronics Co. Ltd.	32,011	485,687
#	JB Financial Group Co. Ltd.	186,153	3,395,087
*	Jeil Pharmaceutical Co. Ltd.	3,757	24,938
*	Jeju Air Co. Ltd.	14,082	40,702
#*	Jeju Semiconductor Corp.	98,093	4,251,016
*	JETEMA Co. Ltd.	12,820	38,255
*	Jin Air Co. Ltd.	13,103	47,254
#	Jinsung T.E.C.	32,603	298,163
#*	JNTC Co. Ltd.	19,761	179,098
*	JoyCity Corp.	1,925	1,530
#	JS Corp.	12,208	103,667
	Jusung Engineering Co. Ltd.	62,156	5,129,499
#	JVM Co. Ltd.	13,712	226,892
	JW Holdings Corp.	189,488	496,903
	JW Life Science Corp.	7,714	60,157
#	JW Pharmaceutical Corp.	40,363	657,653
	JYP Entertainment Corp.	8,016	241,295
	K Car Co. Ltd.	11,354	58,533
#*	Kakaopay Corp.	40,241	1,190,441
#	Kangnam Jevisco Co. Ltd.	17,452	148,970
#*	Kangstem Biotech Co. Ltd.	89,163	140,678
#*	Kangwon Energy Co. Ltd.	15,097	77,400
#	Kangwon Land, Inc.	49,064	503,288
	KC Co. Ltd.	27,573	534,864
#	KC Tech Co. Ltd.	27,398	1,292,247
#	KCC Corp.	6,638	1,747,359
	KCC Glass Corp.	5,730	87,947
	KCTC	14,640	38,716
#*	KEC Corp.	23,632	39,425
#*	Kencoa Aerospace Co.	11,924	70,933
	KEPCO Engineering & Construction Co., Inc.	16,067	982,466
#	KEPCO Plant Service & Engineering Co. Ltd.	43,340	1,352,084
	KG Chemical Corp.	36,524	104,246
#	KG Dongbusteel	55,772	211,698
	KG Eco Solution Co. Ltd.	9,399	35,467
		Shares	Value»
SOUTH KOREA — (Continued)
*	KG Mobility Corp.	44,347	$87,291
	Kginicis Co. Ltd.	5,734	38,752
#	KH Vatec Co. Ltd.	49,877	334,244
#	KINX, Inc.	8,997	814,172
#	KISCO Corp.	60,091	391,228
#	KISCO Holdings Co. Ltd.	31,963	599,706
#	KISWIRE Ltd.	35,588	416,328
#*	KMW Co. Ltd.	21,612	210,106
#*	KNJ Co. Ltd.	14,378	243,839
#	Koh Young Technology, Inc.	154,156	2,871,063
#	Kolmar Holdings Co. Ltd.	60,370	377,043
#	Kolmar Korea Co. Ltd.	34,848	2,306,515
	Kolon Corp.	18,695	299,074
	Kolon Global Corp.	1,975	11,465
	Kolon Industries, Inc.	40,999	1,351,454
#*	Kolon Life Science, Inc.	11,788	116,330
#	KoMiCo Ltd.	38,050	1,451,862
#*	Komipharm International Co. Ltd.	63,563	322,286
#	KONA I Co. Ltd.	10,350	285,185
#	Korea Alcohol Industrial Co. Ltd.	45,206	425,181
#	Korea Asset In Trust Co. Ltd.	90,513	144,897
	Korea Cast Iron Pipe Industries Co. Ltd.	3,358	15,401
#	Korea Circuit Co. Ltd.	28,928	899,636
#	Korea District Heating Corp.	5,230	244,868
#	Korea Electric Terminal Co. Ltd.	16,982	729,529
#	Korea Electronic Power Industrial Development Co. Ltd.	52,760	377,929
	Korea Export Packaging Industrial Co. Ltd.	14,682	23,321
	Korea Fuel-Tech Corp.	18,461	70,038
	Korea Gas Corp.	33,186	800,279
#	Korea Information & Communications Co. Ltd.	27,427	147,719
	Korea Information Certificate Authority, Inc.	10,191	30,371
#*	Korea Line Corp.	370,347	484,926
	Korea Petrochemical Ind Co. Ltd.	3,419	201,608
	Korea Ratings Corp.	446	31,539

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	Korea Real Estate Investment & Trust Co. Ltd.	154,775	$119,484
	Korea United Pharm, Inc.	33,488	419,398
	Korean Reinsurance Co.	445,222	4,277,687
	Kortek Corp.	981	8,063
	Koryo Credit Information Co. Ltd.	7,698	49,675
*	KOSES Co. Ltd.	4,945	65,864
	KPX Chemical Co. Ltd.	1,456	49,280
*	KPX Electrochem Co. Ltd.	1,968	12,255
	KSP Co. Ltd.	1,258	2,170
#	KSS LINE Ltd.	40,321	281,931
	KT Skylife Co. Ltd.	28,075	79,092
#*	Kuk-il Paper Manufacturing Co. Ltd.	19,071	48,662
#	Kumho Petrochemical Co. Ltd.	23,180	1,842,323
#*	Kumho Tire Co., Inc.	126,231	630,309
	KUMHOE&C Co. Ltd.	10,036	62,436
#	Kwang Dong Pharmaceutical Co. Ltd.	112,403	472,929
#	Kyeryong Construction Industrial Co. Ltd.	17,248	218,600
#	Kyobo Securities Co. Ltd.	47,296	312,245
#	Kyung Dong Navien Co. Ltd.	21,138	934,377
	Kyungbang Co. Ltd.	8,346	47,944
	KyungDong City Gas Co. Ltd.	4,023	58,033
#	Kyung-In Synthetic Corp.	42,609	84,192
	KZ Precision Corp.	14,516	117,629
#	L&C Bio Co. Ltd.	27,450	987,710
#*	L&F Co. Ltd.	52,121	2,625,373
*	L&K Biomed Co. Ltd.	7,145	15,227
	Lake Materials Co. Ltd.	115,339	863,243
*	LB Semicon, Inc.	28,242	62,603
#	Lee Ku Industrial Co. Ltd.	40,118	108,549
#	LF Corp.	30,544	475,434
#*	LG Display Co. Ltd. (034220 KS)	349,453	2,198,550
#	LG H&H Co. Ltd.	17,141	3,424,856
	LG Uplus Corp.	62,335	639,154
#	LIG Accuver Co. Ltd.	12,555	226,712
#*	Lightron Fiber-Optic Devices, Inc.	76,565	96,581
		Shares	Value»
SOUTH KOREA — (Continued)
*	LOT Vacuum Co. Ltd.	30,677	$167,016
	Lotte Chemical Corp.	21,547	840,017
#	Lotte Chilsung Beverage Co. Ltd.	3,046	214,254
	Lotte Corp.	53,861	843,010
*	Lotte Data Communication Co.	935	11,591
#*	Lotte Energy Materials Corp.	32,405	605,188
	LOTTE Fine Chemical Co. Ltd.	36,002	1,112,331
#	LOTTE Himart Co. Ltd.	34,338	147,275
*	Lotte Non-Life Insurance Co. Ltd.	48,569	64,060
#	Lotte Rental Co. Ltd.	35,242	967,251
#	Lotte Shopping Co. Ltd.	19,802	1,599,585
#*	Lotte Tour Development Co. Ltd.	65,068	522,820
#	Lotte Wellfood Co. Ltd.	1,006	72,359
#	LS Eco Energy Ltd.	35,473	982,664
#	LS Materials Ltd.	62,187	444,297
	LS SECURITIES Co. Ltd.	11,501	50,019
#	LTC Co. Ltd.	6,016	143,222
#*	Lunit, Inc.	35,450	226,899
#*	LVMC Holdings	227,076	197,668
#*	LX Hausys Ltd.	8,003	172,187
#	LX Holdings Corp.	72,830	392,109
#	LX International Corp.	80,294	2,094,744
#	LX Semicon Co. Ltd.	26,049	618,781
#	Macquarie Korea Infrastructure Fund	868,539	6,146,952
	Macrogen, Inc.	7,618	60,081
	Maeil Dairies Co. Ltd.	2,767	65,762
	MAKUS, Inc.	1,804	25,111
#*	Manyo Co. Ltd.	5,604	60,988
#	Mcnex Co. Ltd.	36,111	443,654
*	Mediana Co. Ltd.	2,380	13,459
*	Medipost Co. Ltd.	19,602	112,960
*	MedPacto, Inc.	15,925	26,066
	Medytox, Inc.	4,342	217,581
	MegaStudy Co. Ltd.	14,516	131,465
#*	MegaStudyEdu Co. Ltd.	26,459	754,928
#	Mgame Corp.	35,268	105,294
	Mi Chang Oil Industrial Co. Ltd.	866	84,062
#*	MiCo Ltd.	74,179	744,167
	Micro Contact Solution Co. Ltd.	4,023	56,663
#*	Mirae Asset Life Insurance Co. Ltd.	96,982	1,060,698
#*	Mirae Asset Venture Investment Co. Ltd.	32,950	286,611

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Misto Holdings Corp.	38,416	$1,205,417
	Miwon Chemicals Co. Ltd.	36,540	259,047
#	Miwon Commercial Co. Ltd.	5,072	434,337
#	Miwon Specialty Chemical Co. Ltd.	5,925	505,246
#	MK Electron Co. Ltd.	57,809	568,442
#	MNTech Co. Ltd.	59,123	263,441
*	Modetour Network, Inc.	2,412	14,164
*	Motrex Co. Ltd.	15,734	52,623
	mPlus Corp.	9,021	54,566
	Muhak Co. Ltd.	12,150	62,963
#	Myoung Shin Industrial Co. Ltd.	50,959	229,559
#	Namhae Chemical Corp.	65,840	253,323
#*	Namsun Aluminum Co. Ltd.	225,789	156,046
*	Namu AX Corp.	15,815	36,232
#	Namuga Co. Ltd.	27,708	252,482
#	Namyang Dairy Products Co. Ltd.	4,034	122,823
#*	NanoenTek, Inc.	14,168	34,105
#	NC Corp.	18,432	2,996,809
#	NeoPharm Co. Ltd.	21,216	282,209
#	Neosem, Inc.	19,145	108,111
*	Neovue Co. Ltd.	13,856	142,963
	Neowiz	37,784	483,221
	Neowiz Holdings Corp.	5,843	96,335
#*	NEPES Corp.	45,134	459,704
Ω	Netmarble Corp.	33,722	901,057
#	New Power Plasma Co. Ltd.	52,076	359,538
#	Nexen Corp.	108,320	432,238
	Nexen Tire Corp.	20,037	86,295
#*	Nexon Games Co. Ltd.	21,492	135,509
*	Nextbiomedical Co. Ltd.	801	19,365
#	NEXTIN, Inc.	13,447	264,907
#	NHN Corp.	17,003	436,736
#	NHN KCP Corp.	80,285	678,501
*	NIBEC Co. Ltd.	3,107	29,554
#	NICE Holdings Co. Ltd.	54,520	488,772
	Nice Information & Telecommunication, Inc.	3,385	66,836
#	NICE Information Service Co. Ltd.	119,682	1,176,102
#	Nong Shim Holdings Co. Ltd.	4,477	281,400
#	NongShim Co. Ltd.	4,611	1,232,531
	NOROO Paint & Coatings Co. Ltd.	2,142	11,349
		Shares	Value»
SOUTH KOREA — (Continued)
	NOVAREX Co. Ltd.	12,316	$121,137
	NPC	10,069	19,300
	NUVOTEC Co. Ltd.	50,183	41,397
#*	OCI Co. Ltd.	7,184	343,250
#	OCI Holdings Co. Ltd.	32,602	4,298,543
#*	Okins Electronics Co. Ltd.	16,295	117,991
#*	OptoElectronics Solutions Co. Ltd.	11,561	124,210
#*	Orbitech Co. Ltd.	28,054	79,802
#*	Oriental Precision & Engineering Co. Ltd.	52,444	158,908
#	Orion Corp.	25,467	2,335,530
#	Orion Holdings Corp.	53,203	943,409
#*	Oscotec, Inc.	48,048	1,006,130
*	OSTEONIC Co. Ltd.	25,670	87,618
#	Otoki Corp.	2,126	482,065
#	Pan Ocean Co. Ltd.	625,555	2,370,167
	Pang Rim Co. Ltd.	3,047	11,165
#	Paradise Co. Ltd.	112,107	756,577
#	Park Systems Corp.	13,163	2,297,183
	Partron Co. Ltd.	20,513	77,009
#*	Pearl Abyss Corp.	51,233	1,206,019
	Pemtron Corp.	5,101	39,631
#	People & Technology, Inc.	40,128	789,955
	PHA Co. Ltd.	9,143	68,019
#	PharmaResearch Co. Ltd.	12,371	2,905,957
#	Pharmicell Co. Ltd.	129,668	905,157
#*	Philenergy Co. Ltd.	16,792	103,875
#*	Philoptics Co. Ltd.	44,336	729,224
#	PI Advanced Materials Co. Ltd.	52,721	650,476
#	PKC Co. Ltd.	98,951	312,507
*	Polaris Office Corp.	5,982	11,597
#	Poongsan Corp.	36,327	1,825,952
#	Poongsan Holdings Corp.	37,452	945,740
	Posco DX Co. Ltd.	42,367	562,515
#	Posco M-Tech Co. Ltd.	72,480	511,614
#	POSCO Steeleon Co. Ltd.	31,920	94,403
*	Power Logics Co. Ltd.	41,219	79,379
#	Protec Co. Ltd.	14,082	552,507
#	PSK Holdings, Inc.	7,153	472,304
#	PSK, Inc.	61,581	5,423,260
#	Pulmuone Co. Ltd.	26,098	160,213
#	Pumtech Korea Co. Ltd.	13,185	425,008
	Refine Co. Ltd.	14,202	125,876
*	Reyon Pharmaceutical Co. Ltd.	3,654	25,340
#	RFHIC Corp.	17,622	519,971
#*	Robostar Co. Ltd.	21,039	890,627

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	RS Automation Co. Ltd.	1,595	$9,632
	S&D Co. Ltd.	561	18,848
#	S&S Tech Corp.	46,108	1,279,470
#	S-1 Corp.	22,401	1,109,406
#	Sajo Industries Co. Ltd.	6,890	227,566
	Sajodaerim Corp.	3,272	68,866
*	Saltlux, Inc.	3,320	28,948
#	Sam Chun Dang Pharm Co. Ltd.	18,363	1,893,658
#	Sam Young Electronics Co. Ltd.	21,114	192,595
#	Sam Yung Trading Co. Ltd.	53,605	834,357
#	Sam-A Aluminum Co. Ltd.	5,381	116,030
	Samchully Co. Ltd.	4,272	352,704
#	Samhyun Co. Ltd.	8,294	213,773
#††	Samick THK Co. Ltd.	29,411	163,092
*	Samil Pharmaceutical Co. Ltd.	1,687	7,311
	Samji Electronics Co. Ltd.	13,833	305,831
#	Samjin Pharmaceutical Co. Ltd.	27,872	345,199
#	Sammok S-Form Co. Ltd.	16,158	155,140
#	SAMPYO Cement Co. Ltd.	55,860	271,807
	Samsung Card Co. Ltd. (029780 KS)	20,162	660,414
*	Samsung Pharmaceutical Co. Ltd.	65,269	56,584
#	SAMT Co. Ltd.	202,951	1,230,840
#	Samwha Capacitor Co. Ltd.	26,881	1,279,709
#*	Samyang Biopharmaceuticals Corp.	9,823	263,252
	Samyang Corp.	1,083	33,520
	Samyang Foods Co. Ltd.	362	295,143
#	Samyang Holdings Corp.	8,170	328,858
#	Samyoung Co. Ltd.	58,165	252,183
#	Sang-A Frontec Co. Ltd.	33,799	303,278
#	Sangsin Energy Display Precision Co. Ltd.	10,721	94,542
#	Saramin Co. Ltd.	9,207	104,517
#	Satrec Initiative Co. Ltd.	22,920	1,004,526
	SD Biosensor, Inc.	22,260	98,602
		Shares	Value»
SOUTH KOREA — (Continued)
#	SeAH Besteel Holdings Corp.	34,022	$783,390
#	SeAH Holdings Corp.	3,283	267,906
#	SeAH Steel Corp.	3,625	318,648
#	SeAH Steel Holdings Corp.	5,667	414,161
	Sebang Co. Ltd.	20,788	185,252
#	Sebang Global Battery Co. Ltd.	18,787	670,528
	Sebo Manufacturing Engineer Corp.	1,045	14,591
#	Seegene, Inc.	75,401	1,410,763
	Segyung Hitech Co. Ltd.	18,903	38,654
#	Sejin Heavy Industries Co. Ltd.	51,963	367,092
	Sejong Industrial Co. Ltd.	15,140	65,123
*	Selvas AI, Inc.	22,208	124,171
#*	SEMCNS Co. Ltd.	31,953	239,132
#	Semyung Electric Machinery Co. Ltd.	9,763	40,790
#	Seobu T&D	89,612	607,117
††	Seohee Construction Co. Ltd.	939	1,260
#*	Seojin System Co. Ltd.	53,663	1,213,060
#*	Seoul Semiconductor Co. Ltd.	17,951	101,978
	Seoyon Co. Ltd.	52,444	272,148
#	Seoyon E-Hwa Co. Ltd.	34,258	255,111
*††	Sewon E&C Co. Ltd.	103,618	1,672
	SFA Engineering Corp.	29,433	406,329
#*	SFA Nexel Co. Ltd.	162,892	745,762
#*	SFA Semicon Co. Ltd.	212,634	707,991
*	SG Co. Ltd.	23,915	19,453
#	SGC Energy Co. Ltd.	10,059	282,885
#*	SHIFT UP Corp.	9,445	209,546
#*	Shin Heung Energy & Electronics Co. Ltd.	34,347	98,474
*	Shin Poong Pharmaceutical Co. Ltd.	7,432	39,065
*	SHINHWAPRITECH Co. Ltd.	16,095	21,067
#	Shinil Electronics Co. Ltd.	72,442	53,979
#	Shinsegae Information & Communication Co. Ltd.	6,457	55,519
	Shinsegae International, Inc.	1,914	14,380
#	Shinsegae, Inc.	17,274	4,998,081

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	Shinsung Delta Tech Co. Ltd.	16,044	$324,347
#*	Shinsung E&G Co. Ltd.	36,332	352,009
	Shinsung ST Co. Ltd.	1,022	12,531
#	Shinyoung Securities Co. Ltd.	16,684	1,619,311
#	Silicon2 Co. Ltd.	25,949	612,430
#*	SillaJen, Inc.	106,947	154,366
#	SIMMTECH Co. Ltd.	56,473	3,147,585
	SIMMTECH HOLDINGS Co. Ltd.	3,724	7,772
	SIMPAC, Inc.	15,838	52,058
	Sindoh Co. Ltd.	5,473	157,082
#*	SK Bioscience Co. Ltd.	27,511	645,612
#	SK Chemicals Co. Ltd.	17,689	482,081
#	SK Discovery Co. Ltd.	30,555	1,093,114
#*	SK Eternix Co. Ltd.	38,974	1,209,140
#	SK Gas Ltd.	6,987	1,100,858
#*Ω	SK IE Technology Co. Ltd.	28,744	265,086
#	SK Networks Co. Ltd.	263,064	1,327,247
#*	SK oceanplant Co. Ltd.	79,243	685,243
#*	SK Securities Co. Ltd.	373,143	513,237
#*	SKC Co. Ltd.	35,814	1,758,365
	SL Corp.	48,829	1,776,095
	SM Entertainment Co. Ltd.	8,715	416,289
*	SMEC Co. Ltd.	97,327	262,844
#	SNT Dynamics Co. Ltd.	39,019	844,288
	SNT Holdings Co. Ltd.	23,763	826,932
#	SNT Motiv Co. Ltd.	56,229	1,035,270
	SOCAR, Inc.	1,543	10,500
#	Solid, Inc.	134,385	782,659
#	SOLUM Co. Ltd.	57,525	541,917
#	Solus Advanced Materials Co. Ltd.	12,314	54,804
#	Songwon Industrial Co. Ltd.	38,809	326,344
#	Soop Co. Ltd.	24,718	824,261
#	Soosan Industries Co. Ltd.	8,489	125,705
#	Soulbrain Co. Ltd.	4,389	760,041
	Soulbrain Holdings Co. Ltd.	18,254	387,512
	SP SAMHWA Co. Ltd.	11,465	46,406
#	SPG Co. Ltd.	39,138	2,543,330
#	ST Pharm Co. Ltd.	28,027	1,728,959
		Shares	Value»
SOUTH KOREA — (Continued)
#*	STIC Investments, Inc.	123,274	$669,295
*	Studio Dragon Corp.	1,611	24,248
*	STX Engine Co. Ltd.	5,881	93,576
#	Suheung Co. Ltd.	15,919	235,394
#*	Sukgyung AT Co. Ltd.	7,443	177,411
	Sun Kwang Co. Ltd.	3,375	45,630
#	Sung Kwang Bend Co. Ltd.	53,485	1,003,212
*	Sungeel Hitech Co. Ltd.	5,542	108,432
#	Sungshin Cement Co. Ltd.	44,933	235,761
#	Sungwoo Hitech Co. Ltd.	122,192	474,065
	Sunjin Co. Ltd.	25,264	167,645
#*	Suprema, Inc.	13,237	468,829
#*	Suresoft Technologies, Inc.	20,632	51,596
*	Synergy Innovation Co. Ltd.	20,702	21,695
#*	Synopex, Inc.	265,939	633,411
	Systems Technology, Inc.	37,695	560,345
	SYTS Corp.	2,102	81,587
#	T&L Co. Ltd.	11,198	432,602
	Tae Kyung Industrial Co. Ltd.	33,888	109,071
#	Taekwang Industrial Co. Ltd.	595	350,532
#*	Taesung Co. Ltd.	10,138	219,992
#*	Taewoong Co. Ltd.	24,606	459,794
*	Taeyoung Engineering & Construction Co. Ltd.	68,949	77,189
#	TCC Steel	28,212	161,166
#	TechWing, Inc.	97,261	2,747,320
*	Telechips, Inc.	28,079	163,986
#	TEMC Co. Ltd.	6,303	34,521
#	TES Co. Ltd.	45,212	3,952,015
#*	TFE Co. Ltd.	5,926	118,022
#*	TigerElec Co. Ltd.	4,056	169,209
#	TK Corp.	47,666	722,696
#	TKG Huchems Co. Ltd.	52,809	547,509
#	TLB Co. Ltd.	36,076	645,841
#	Tokai Carbon Korea Co. Ltd.	16,698	1,883,386
*	Tongyang Life Insurance Co. Ltd.	62,705	365,449
*	ToolGen, Inc.	722	19,395
	Tovis Co. Ltd.	25,321	185,197
*	Trinity Airways Co. Ltd.	15,771	6,145
*	T-Robotics Co. Ltd.	2,233	19,001
#	TS Corp.	140,490	255,135
	TSE Co. Ltd.	8,349	1,069,714
#	TYM Corp.	89,222	369,070

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	Ubiquoss Holdings, Inc.	32,753	$190,568
#	Ubiquoss, Inc.	39,775	264,369
#	Uju Electronics Co. Ltd.	15,673	229,968
#	Unid Co. Ltd.	12,449	522,981
#	Union Semiconductor Equipment & Materials Co. Ltd.	60,412	305,285
#*	Unison Co. Ltd.	179,858	91,601
#*	UniTest, Inc.	50,562	286,509
	Unitrontech Co. Ltd.	5,045	18,474
#	Value Added Technology Co. Ltd.	26,781	324,163
*	Vaxcell-Bio Therapeutics Co. Ltd.	2,468	6,842
*††	Vidente Co. Ltd.	57,951	25,323
#	Vieworks Co. Ltd.	29,404	448,538
#*	Vina Tech Co. Ltd.	6,726	258,714
	Vitzro Tech Co. Ltd.	6,205	32,782
#	Vitzrocell Co. Ltd.	97,136	1,846,322
*	Vivozon Pharmaceutical Co. Ltd.	6,709	10,963
#*	VM, Inc.	21,402	929,952
#*	VT Co. Ltd.	54,440	443,182
#	Webzen, Inc.	33,485	274,822
*	Wemade Max Co. Ltd.	5,516	12,864
#	Whanin Pharmaceutical Co. Ltd.	24,458	171,793
	WiSoL Co. Ltd.	32,768	125,813
#	Won Tech Co. Ltd.	36,729	122,920
#*	Wonik Holdings Co. Ltd.	94,309	988,203
#	WONIK IPS Co. Ltd.	14,032	920,768
	Wonik Materials Co. Ltd.	13,798	296,916
*	Wonik Pne Co. Ltd.	858	1,062
#	Wonik QnC Corp.	52,975	887,096
	Woojin Ntec, Inc.	1,182	11,118
#	Woojin, Inc.	34,048	311,127
#*	Woori Technology Investment Co. Ltd.	97,091	293,860
#*	Woori Technology, Inc.	480,804	3,002,314
*	Wooriro Co. Ltd.	28,728	76,701
#	Worldex Industry & Trading Co. Ltd., Class C	40,391	809,702
#*	W-Scope Chungju Plant Co. Ltd.	23,281	100,420
	Y G-1 Co. Ltd.	9,704	112,271
#*	YC Corp.	94,783	558,811
		Shares	Value»
SOUTH KOREA — (Continued)
*	Ycchem Co. Ltd.	4,005	$24,807
*	Yest Co. Ltd.	20,796	304,180
#	YG Entertainment, Inc.	36,027	959,124
#	YG PLUS	28,034	61,924
*	YMT Co. Ltd.	3,426	17,432
#	Youlchon Chemical Co. Ltd.	35,492	335,142
#	Young Poong Corp.	5,005	115,305
#	Youngone Corp.	40,434	2,511,800
#	Youngone Holdings Co. Ltd.	19,822	2,640,345
	Yuanta Securities Korea Co. Ltd.	179,635	543,349
	Yunsung F&C Co. Ltd.	2,294	23,269
#	Zeus Co. Ltd.	66,051	385,214
	Zinus, Inc.	9,423	56,880
TOTAL SOUTH KOREA			419,601,940
TAIWAN — (23.5%)
	104 Corp.	1,000	6,273
	91APP, Inc.	42,000	71,453
	Abico Avy Co. Ltd.	282,918	331,207
#	Ability Enterprise Co. Ltd.	685,087	1,342,519
#*	Ability Opto-Electronics Technology Co. Ltd.	231,086	1,215,861
#	AcBel Polytech, Inc.	1,668,356	2,154,372
	Acer Cyber Security, Inc.	2,000	9,945
	Acer E-Enabling Service Business, Inc.	5,000	33,293
#	Acer, Inc.	5,580,000	4,944,488
#	ACES Electronic Co. Ltd.	350,637	847,337
*	Acon Holding, Inc.	540,560	84,661
#	Acter Group Corp. Ltd.	205,980	5,795,862
#	Action Electronics Co. Ltd.	578,000	215,203
#	Actron Technology Corp.	88,151	360,879
#	ADATA Technology Co. Ltd.	922,243	11,045,645
#	Addcn Technology Co. Ltd.	85,526	382,235
*	Adimmune Corp.	114,000	58,347
	Adlink Technology, Inc.	19,000	65,720
	Advanced Ceramic X Corp.	88,189	595,325
	Advanced Echem Materials Co. Ltd.	27,000	592,026

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Advanced Energy Solution Holding Co. Ltd.	46,000	$1,287,136
#	Advanced International Multitech Co. Ltd.	384,000	640,772
#*	Advanced Optoelectronic Technology, Inc.	137,000	70,418
#	Advanced Power Electronics Corp.	138,000	675,618
	Advanced Wireless Semiconductor Co.	244,000	812,148
#	Advancetek Enterprise Co. Ltd.	1,030,519	908,928
#	Aero Win Technology Corp.	37,000	40,552
	Aerospace Industrial Development Corp.	2,123,000	4,004,139
#	AGV Products Corp.	1,432,433	441,869
#	AIC, Inc.	16,934	231,246
	Airoha Technology Corp.	28,000	441,262
	Alar Pharmaceuticals, Inc.	3,000	8,742
#	Alexander Marine Co. Ltd.	55,618	259,325
*	ALI Corp.	107,000	70,359
#	All Ring Tech Co. Ltd.	39,000	1,082,024
#	Allied Circuit Co. Ltd.	107,845	895,423
#	Allied Supreme Corp.	44,000	289,388
#	Allis Electric Co. Ltd.	561,827	1,682,105
#	Alltek Technology Corp.	554,423	944,163
	Alltop Technology Co. Ltd.	121,774	1,121,429
#	Alpha Networks, Inc.	800,158	670,568
#	Altek Corp.	803,095	945,534
#	Amazing Microelectronic Corp.	278,352	629,837
	Ambassador Hotel	1,092,000	1,612,643
	AMPACS Corp.	14,000	12,827
	Ampak Technology, Inc.	28,000	47,043
	Ampire Co. Ltd.	317,000	252,132
#	Ample Electronic Technology Co. Ltd.	35,700	230,054
#	AMPOC Far-East Co. Ltd.	336,727	1,837,219
#	AmTRAN Technology Co. Ltd.	948,394	762,216
*	Amulaire Thermal Technology, Inc.	62,017	59,311
#	Analog Integrations Corp.	13,000	126,933
		Shares	Value»
TAIWAN — (Continued)
#	Anderson Industrial Corp.	102,000	$54,170
#	Anji Technology Co. Ltd.	81,317	89,288
#	Anpec Electronics Corp.	22,000	177,662
	Aopen, Inc.	51,000	80,817
	AP Memory Technology Corp.	55,000	1,103,719
#	Apac Opto Electronics, Inc.	147,000	581,228
	APAQ Technology Co. Ltd.	27,484	173,737
#	Apex Biotechnology Corp.	226,483	219,304
#	Apex Dynamics, Inc.	4,000	54,319
#*	Apex International Co. Ltd.	406,749	362,821
*	Apex International Financial Engineering Research & Technology Co. Ltd.	19,000	16,901
	Apex Science & Engineering	205,255	66,945
#	ARBOR Technology Corp.	88,000	133,650
	Arcadyan Technology Corp.	473,055	2,504,370
	Ardentec Corp.	1,249,274	6,718,115
	ARES International Corp.	62,000	91,857
#	Argosy Research, Inc.	185,396	805,110
	Arizon RFID Technology Cayman Co. Ltd.	13,000	53,157
	Asia Cement Corp.	3,898,000	3,972,243
#	Asia Optical Co., Inc.	741,000	2,898,245
#	Asia Polymer Corp.	1,156,996	445,345
#	Asia Tech Image, Inc.	198,000	409,325
#	ASIX Electronics Corp.	53,000	159,262
#	ASROCK, Inc.	126,000	757,170
#	ATE Energy International Co. Ltd.	279,370	208,517
	Aten International Co. Ltd.	204,479	503,336
#	Audix Corp.	279,600	556,410
#	AURAS Technology Co. Ltd.	108,148	2,953,565
	Aurora Corp.	262,349	435,543
#	Avalue Technology, Inc.	164,000	652,369

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Avermedia Technologies	36,000	$43,288
#	Axiomtek Co. Ltd.	218,765	791,498
#	Azurewave Technologies, Inc.	214,000	346,920
	Bafang Yunji International Co. Ltd., Class C	76,000	425,430
#	Bank of Kaohsiung Co. Ltd.	3,647,456	1,363,725
	Baotek Industrial Materials Ltd.	5,000	9,295
#	Basso Industry Corp.	439,900	458,089
#	BenQ Materials Corp.	556,000	386,941
#*	BES Engineering Corp.	4,692,648	1,709,754
	Best Precision Industrial Co. Ltd.	4,000	12,254
*	Billion Electric Co. Ltd.	38,000	21,492
#*	Bin Chuan Enterprise Co. Ltd.	224,070	271,339
	B'in Live Co. Ltd.	14,000	32,297
	Bionet Corp.	11,000	19,383
#*	Bionime Corp.	101,908	174,723
#*	Biostar Microtech International Corp.	567,975	573,833
#	Bioteque Corp.	157,308	551,067
#	Bora Pharmaceuticals Co. Ltd.	94,000	1,112,755
	Brave C&H Supply Co. Ltd.	10,000	41,990
#	Bright Led Electronics Corp.	375,520	243,517
	Brighton-Best International Taiwan, Inc.	1,344,318	1,534,465
#	Brillian Network & Automation Integrated System Co. Ltd.	63,008	616,190
	Brogent Technologies, Inc.	22,429	64,443
	C Sun Manufacturing Ltd.	170,969	2,487,931
*	Cameo Communications, Inc.	631,645	182,835
#	Capital Futures Corp.	360,944	647,903
	Capital Securities Corp.	5,089,501	5,326,715
#*	Career Technology MFG. Co. Ltd.	644,003	276,898
#	Castles Technology Co. Ltd.	114,651	181,465
#	Caswell, Inc.	69,000	183,077
		Shares	Value»
TAIWAN — (Continued)
#	Catcher Technology Co. Ltd.	586,000	$3,292,063
	Cathay Chemical Works	39,000	55,416
	Cathay Consolidated, Inc.	28,598	84,854
	Cathay Real Estate Development Co. Ltd.	1,613,700	1,094,871
#*	CCP Contact Probes Co. Ltd.	155,978	516,714
#*	Celxpert Energy Corp.	244,919	207,621
	Cenra, Inc.	396,500	401,809
#	Center Laboratories, Inc.	1,604,439	1,871,519
	Central Reinsurance Co. Ltd.	845,905	897,890
	Century Iron & Steel Industrial Co. Ltd.	125,000	401,331
#*	ChainQui Construction Development Co. Ltd.	363,080	145,552
	Chaintech Technology Corp.	45,000	64,339
#	Champion Building Materials Co. Ltd.	586,465	145,277
#	Champion Microelectronic Corp.	51,000	78,759
	Chang Wah Electromaterials, Inc.	1,058,350	1,470,796
#	Chang Wah Technology Co. Ltd.	1,084,425	2,154,087
#	Channel Well Technology Co. Ltd.	623,000	1,011,555
#	Chant Sincere Co. Ltd.	21,000	35,219
#	Charoen Pokphand Enterprise	586,483	1,884,452
#	CHC Healthcare Group	280,000	225,450
#	CHC Resources Corp.	346,282	677,039
#	Chen Full International Co. Ltd.	342,000	712,893
#	Chenbro Micom Co. Ltd.	77,000	2,446,832
#	Chenfull Precision Co. Ltd.	29,000	151,525
	Cheng Fwa Industrial Co. Ltd.	38,000	27,473
#	Cheng Loong Corp.	2,720,383	1,761,221

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#*	Cheng Mei Materials Technology Corp.	801,524	$471,443
#	Cheng Shin Rubber Industry Co. Ltd.	3,082,000	2,902,276
#	Cheng Uei Precision Industry Co. Ltd.	447,331	463,087
#	Chenming Electronic Technology Corp.	287,437	679,486
	Chia Chang Co. Ltd.	378,000	402,238
#	Chia Hsin Cement Corp.	1,760,643	710,261
#	Chicony Electronics Co. Ltd.	1,179,000	3,839,848
#	Chicony Power Technology Co. Ltd.	408,454	959,867
#	Chief Telecom, Inc.	51,900	529,718
	Chien Kuo Construction Co. Ltd.	268,999	355,870
	China Airlines Ltd.	5,099,000	3,534,861
#	China Bills Finance Corp.	2,443,000	1,265,299
#	China Ecotek Corp.	145,000	205,303
	China Electric Manufacturing Corp.	493,959	177,880
#	China General Plastics Corp.	1,397,461	474,833
#	China Glaze Co. Ltd.	235,002	229,644
#*	China Man-Made Fiber Corp.	3,001,390	796,126
#	China Metal Products	714,603	470,311
#	China Motor Corp.	445,600	729,281
#*	China Petrochemical Development Corp.	3,808,673	888,207
#	China Steel Chemical Corp.	234,554	584,514
	China Steel Structure Co. Ltd.	282,000	355,800
#	China Wire & Cable Co. Ltd.	252,160	225,425
#	Chinese Maritime Transport Ltd.	266,594	419,134
#	Ching Feng Home Fashions Co. Ltd.	180,360	109,457
	Chin-Poon Industrial Co. Ltd.	1,209,207	1,354,440
#	Chipbond Technology Corp.	2,027,000	7,892,409
#	ChipMOS Technologies, Inc. (8150 TT)	1,530,076	3,340,648
#	Chlitina Holding Ltd.	60,191	178,470
#	Chong Hong Development Co. Ltd.	668,200	1,601,460
		Shares	Value»
TAIWAN — (Continued)
	Chun YU Works & Co. Ltd.	526,050	$257,221
#*	Chun Yuan Steel Industry Co. Ltd.	1,806,529	1,175,124
*	Chung Hung Steel Corp.	966,979	495,241
	Chung Hwa Food Industrial Co. Ltd.	129,288	275,062
#*	Chung Hwa Pulp Corp.	1,310,405	509,245
#	Chung-Hsin Electric & Machinery Manufacturing Corp.	770,000	3,627,986
*	Chunghwa Chemical Synthesis & Biotech Co. Ltd.	9,000	9,017
#	Chunghwa Precision Test Tech Co. Ltd.	50,000	3,767,864
#	Cleanaway Co. Ltd. (8422 TT)	2,180,000	1,664,517
#	Clevo Co.	1,338,200	1,721,935
#	CMC Magnetics Corp.	2,455,108	747,388
#	C-Media Electronics, Inc.	103,000	102,638
#	Compal Electronics, Inc.	7,288,000	8,014,852
#	Complex Micro Interconnection Co. Ltd.	54,000	51,938
#	Concord International Securities Co. Ltd.	531,485	492,416
#	Concord Securities Co. Ltd.	2,132,007	1,338,595
#	Continental Holdings Corp.	1,287,320	819,331
	Contrel Technology Co. Ltd.	87,000	241,402
#	Coremax Corp.	266,639	616,904
#	Coretronic Corp.	965,200	2,174,503
	Co-Tech Development Corp.	624,533	5,561,730
	Coxon Precise Industrial Co. Ltd.	21,000	9,160
	Creative Sensor, Inc.	15,000	19,086
	Crowell Development Corp.	124,200	74,426
	CS Group Investment Holding Ltd.	304,000	167,392
	CTCI Corp.	1,425,465	1,542,493
#	CviLux Corp.	185,334	414,532
#	Cyberlink Corp.	64,000	126,229
#	CyberPower Systems, Inc.	213,650	1,421,339
#*	CyberTAN Technology, Inc.	972,779	576,141

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Cystech Electronics Corp.	17,646	$63,927
#	DA CIN Construction Co. Ltd.	881,368	2,394,442
	Dafeng TV Ltd.	304,870	400,680
#	Dah San Electric Wire & Cable Co. Ltd.	147,338	190,357
#	Da-Li Development Co. Ltd.	1,501,581	2,189,191
#	Darfon Electronics Corp.	658,550	616,632
	Darwin Precisions Corp.	352,771	137,037
#	Davicom Semiconductor, Inc.	57,000	60,607
#	Daxin Materials Corp.	179,200	1,705,668
	De Licacy Industrial Co. Ltd.	219,803	70,234
#	Delpha Construction Co. Ltd.	172,000	105,547
#	Depo Auto Parts Ind Co. Ltd.	302,000	1,246,831
*	DER PAO Construction	130,449	0
	DFI, Inc.	16,000	26,417
#	Dimerco Data System Corp.	208,612	600,118
#	Dimerco Express Corp.	453,945	1,096,364
#*	D-Link Corp.	879,855	572,353
#	Donpon Precision, Inc.	96,600	151,945
#	Double Bond Chemical Industry Co. Ltd.	41,000	321,245
	Dr. Wu Skincare Co. Ltd.	57,000	159,426
#	Draytek Corp.	145,000	97,310
	Drewloong Precision, Inc.	44,412	196,110
#	Dynamic Holding Co. Ltd.	745,160	2,267,219
#	Dynapack International Technology Corp.	433,000	3,828,301
	Eastern Media International Corp.	640,353	358,809
	Easy Field Corp.	10,000	15,531
	Eclat Textile Co. Ltd.	354,000	3,786,487
#	ECOVE Environment Corp.	113,000	944,864
#	Edimax Technology Co. Ltd.	599,108	253,731
#*	Edison Opto Corp.	204,749	124,783
#*	Edom Technology Co. Ltd.	732,964	1,028,160
		Shares	Value»
TAIWAN — (Continued)
#	eGalax_eMPIA Technology, Inc.	127,777	$228,377
#*	Egis Technology, Inc.	85,000	242,608
*	EirGenix, Inc.	82,000	113,306
#	Elan Microelectronics Corp.	898,400	4,142,320
	E-LIFE MALL Corp.	288,000	461,839
#	Elite Advanced Laser Corp.	418,226	4,681,690
	Elite Semiconductor Microelectronics Technology, Inc.	145,000	786,120
#	Elitegroup Computer Systems Co. Ltd.	786,254	444,804
#	Emerging Display Technologies Corp.	462,000	295,958
	Ennoconn Corp.	204,938	2,550,150
#	Ennostar, Inc.	1,372,462	2,022,292
	EnTie Commercial Bank Co. Ltd.	1,631,603	776,047
	EOI Investment Holdings Co. Ltd.	39,000	26,511
#*	Epileds Technologies, Inc.	108,000	85,886
#	Eson Precision Ind Co. Ltd.	272,000	640,763
#	Eternal Materials Co. Ltd.	2,677,384	4,903,810
#	Eurocharm Holdings Co. Ltd.	102,000	571,173
	Ever Fortune AI Co. Ltd.	8,000	13,222
#	Ever Supreme Bio Technology Co. Ltd.	140,185	627,396
*	Everest Textile Co. Ltd.	610,762	126,433
#	Evergreen Aviation Technologies Corp.	171,000	960,826
	Evergreen International Storage & Transport Corp.	795,000	1,154,544
#	EVERGREEN Steel Corp.	421,000	1,129,129
#*	Everlight Chemical Industrial Corp.	1,420,606	1,378,744
#	Everlight Electronics Co. Ltd.	1,212,000	2,333,167
#	Evertop Wire Cable Corp.	197,000	112,816
#	Excelsior Medical Co. Ltd.	469,988	1,027,577
#	Far Eastern Department Stores Ltd.	2,910,000	1,995,834

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Far Eastern International Bank	8,657,051	$3,604,215
	Far Eastern New Century Corp.	5,164,000	4,327,271
	Faraday Technology Corp.	95,000	431,311
	Farglory F T Z Investment Holding Co. Ltd.	445,709	657,962
#	Farglory Land Development Co. Ltd.	657,000	1,314,923
#*	Federal Corp.	1,194,238	711,410
#	Feedback Technology Corp.	102,222	656,179
#	Feng Hsin Steel Co. Ltd.	1,632,100	3,280,115
#	Feng TAY Enterprise Co. Ltd.	583,000	1,229,516
#	FineTek Co. Ltd.	45,557	128,766
#	Firich Enterprises Co. Ltd.	344,514	236,316
#	First Copper Technology Co. Ltd.	111,000	119,853
	First Hotel	575,350	223,574
#	First Insurance Co. Ltd.	900,179	751,222
*	First Steamship Co. Ltd.	1,519,612	289,579
*	FIT Holding Co. Ltd.	87,000	47,935
#	Fitipower Integrated Technology, Inc.	112,350	515,478
#*	Fittech Co. Ltd.	53,785	157,275
#*	FLEXium Interconnect, Inc.	736,087	1,106,900
#	Flytech Technology Co. Ltd.	353,309	1,351,818
#	FocalTech Systems Co. Ltd.	185,000	277,239
#	Forcecon Tech Co. Ltd.	77,685	176,979
	Forcelead Technology Corp.	6,000	32,078
	Forest Water Environment Engineering Co. Ltd.	45,408	56,969
#	Formosa Advanced Technologies Co. Ltd.	514,000	875,452
#	Formosa International Hotels Corp.	152,329	837,078
#	Formosa Laboratories, Inc.	213,089	332,440
	Formosa Oilseed Processing Co. Ltd.	246,548	196,150
		Shares	Value»
TAIWAN — (Continued)
#	Formosa Optical Technology Co. Ltd.	128,000	$349,935
#	Formosa Sumco Technology Corp.	62,000	502,090
	Formosan Rubber Group, Inc.	600,956	474,489
	Formosan Union Chemical Corp.	746,733	529,649
	Fositek Corp.	97,000	3,967,259
	Founding Construction & Development Co. Ltd.	406,623	179,228
#	Foxconn Technology Co. Ltd.	1,322,000	2,289,005
#	Foxsemicon Integrated Technology, Inc.	248,027	2,241,962
	Franbo Lines Corp.	89,000	45,876
	Froch Enterprise Co. Ltd.	581,189	302,259
#	FSP Technology, Inc.	543,427	880,050
#	Fu Chun Shin Machinery Manufacture Co. Ltd.	169,000	135,288
#	Fu Hua Innovation Co. Ltd.	1,044,627	451,200
#	Fulgent Sun International Holding Co. Ltd.	462,958	1,040,784
#	Fullerton Technology Co. Ltd.	205,600	154,402
#*	Fulltech Fiber Glass Corp.	1,575,312	3,169,519
#	Fusheng Precision Co. Ltd.	256,000	2,003,803
#	Fwusow Industry Co. Ltd.	627,943	221,056
#	G Shank Enterprise Co. Ltd.	478,474	1,650,556
#	Gallant Micro Machining Co. Ltd.	6,000	149,459
#	Gamania Digital Entertainment Co. Ltd.	228,000	294,844
*	GCS Holdings, Inc.	270,959	2,854,812
#	GEM Services, Inc.	142,570	534,241
#	Gemtek Technology Corp.	952,219	896,484
#*	General Interface Solution GIS Holding Ltd.	150,000	251,933
#	Generalplus Technology, Inc.	174,000	251,443
#	Genesys Logic, Inc.	193,000	540,911

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Genius Electronic Optical Co. Ltd.	151,917	$2,230,124
#	GeoVision, Inc.	59,725	106,127
#	Getac Holdings Corp.	524,360	1,826,528
#	GFC Ltd.	229,600	871,290
	Giant Manufacturing Co. Ltd.	385,000	1,004,017
#*	Giantplus Technology Co. Ltd.	636,900	308,289
*	Gigasolar Materials Corp.	9,400	29,863
#*	Gigastorage Corp.	764,965	723,211
	Ginar Technology Co. Ltd.	12,000	12,589
#	Global Brands Manufacture Ltd.	895,061	2,238,542
#	Global Lighting Technologies, Inc.	248,000	266,592
#	Global Mixed Mode Technology, Inc.	222,000	1,673,948
#	Global PMX Co. Ltd.	128,000	630,748
	Globaltek Fabrication Co. Ltd.	15,000	30,531
	Globe Union Industrial Corp.	263,230	85,285
#	Gloria Material Technology Corp.	1,210,547	1,185,646
*	GlycoNex, Inc.	35,000	24,172
#	GMI Technology, Inc.	42,573	56,021
*	Gold Rain Enterprises Corp.	13,000	12,887
	Golden Long Teng Development Co. Ltd.	61,000	43,332
#	Goldsun Building Materials Co. Ltd., Class C	2,513,587	2,419,060
	Good Finance Securities Co. Ltd.	26,000	27,164
#	Good Will Instrument Co. Ltd.	238,869	530,028
#	Gordon Auto Body Parts	315,000	255,144
*	Gourmet Master Co. Ltd.	22,000	42,853
#	Grand Fortune Securities Co. Ltd.	878,683	380,041
#*	Grand Pacific Petrochemical	2,415,280	835,815
	Grand Process Technology Corp.	79,000	5,668,228
#	GrandTech CG Systems, Inc.	157,797	206,508
#	Grape King Bio Ltd.	408,000	1,121,993
	Great China Metal Industry	483,000	307,653
		Shares	Value»
TAIWAN — (Continued)
#	Great Taipei Gas Co. Ltd.	1,444,000	$1,301,423
#	Great Tree Pharmacy Co. Ltd.	67,583	163,369
#	Great Wall Enterprise Co. Ltd.	2,215,001	3,831,536
#	Greatek Electronics, Inc.	938,000	2,862,162
#	Green World FinTech Service Co. Ltd.	167,000	210,116
#	Group Up Industrial Co. Ltd.	98,000	1,014,570
	GTM Holdings Corp.	431,150	422,151
#	Gudeng Precision Industrial Co. Ltd.	130,094	1,573,823
#	Hannstar Board Corp.	870,277	1,774,814
#*	HannStar Display Corp.	3,921,505	1,475,089
*	HannsTouch Holdings Co.	1,131,782	343,427
#	Hanpin Electron Co. Ltd.	170,000	265,256
#*	Harvatek Corp.	513,949	336,914
#	Hey Song Corp.	1,332,750	1,390,696
#	Hi-Clearance, Inc.	100,290	402,822
#	Highlight Tech Corp.	257,024	640,385
#	Highwealth Construction Corp.	2,787,000	3,780,190
	Hi-Lai Foods Co. Ltd.	20,000	106,402
	HIM International Music, Inc.	64,710	168,948
#*	Hitron Technology, Inc.	447,557	323,316
#	Hiwin Technologies Corp.	505,000	4,699,817
#	Hiyes International Co. Ltd.	64,667	153,274
	Ho Tung Chemical Corp.	2,214,684	887,157
#	Hocheng Corp.	783,734	586,789
#	Holdings-Key Electric Wire & Cable Co. Ltd.	164,726	193,669
	Holiday Entertainment Co. Ltd.	162,430	262,607
#*	Holtek Semiconductor, Inc.	531,000	865,897
#	Holy Stone Enterprise Co. Ltd.	532,655	7,234,187
#	Hong Pu Real Estate Development Co. Ltd.	570,185	320,178
#	Hong TAI Electric Industrial	794,000	743,295
	Hong YI Fiber Industry Co.	37,652	13,222

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Horizon Securities Co. Ltd.	1,136,320	$546,440
#*	Hota Industrial Manufacturing Co. Ltd.	285,299	409,474
	Hotai Finance Co. Ltd.	17,440	32,976
#	Hsin Kuang Steel Co. Ltd.	225,000	263,253
#	Hsin Yung Chien Co. Ltd.	157,255	426,348
	Hsing TA Cement Co.	429,162	182,886
	Hsin-Li Chemical Industrial Corp.	34,000	43,272
#	HTC Corp.	1,553,000	1,903,767
#	Hu Lane Associate, Inc.	270,931	967,148
#	HUA ENG Wire & Cable Co. Ltd.	1,109,565	1,004,803
	Hua Yu Lien Development Co. Ltd.	16,000	17,921
#	Huaku Development Co. Ltd.	954,655	2,870,847
#	Huang Hsiang Construction Corp.	243,922	247,285
#	Hung Ching Development & Construction Co. Ltd.	598,000	815,055
#	Hung Sheng Construction Ltd.	786,251	414,743
	Huxen Corp.	119,244	154,555
#	Hwa Fong Rubber Industrial Co. Ltd.	717,812	320,492
#	Hwacom Systems, Inc.	234,000	277,489
#	Hwang Chang General Contractor Co. Ltd.	527,303	601,036
	Ibase Technology, Inc.	70,000	117,722
#	IBF Financial Holdings Co. Ltd.	9,211,827	4,444,484
#*	IC Plus Corp.	42,000	84,073
#	Ichia Technologies, Inc.	673,000	1,069,234
#	IEI Integration Corp.	290,832	762,475
	In Win Development, Inc.	25,000	48,546
#	Infortrend Technology, Inc.	695,163	735,304
#	Info-Tek Corp.	203,000	180,615
	Innodisk Corp.	236,022	9,112,342
#	Inpaq Technology Co. Ltd.	291,524	635,240
		Shares	Value»
TAIWAN — (Continued)
#	Insyde Software Corp.	107,400	$675,267
#	Intai Technology Corp.	112,400	434,516
#	Integrated Service Technology, Inc.	243,091	1,040,920
#*	IntelliEPI, Inc.	28,000	290,444
	Interactive Digital Technologies, Inc.	36,000	82,229
#*	International CSRC Investment Holdings Co.	849,363	252,406
#	Iron Force Industrial Co. Ltd.	60,786	146,316
	I-Sheng Electric Wire & Cable Co. Ltd.	482,000	679,697
#	ITE Technology, Inc.	446,095	1,704,265
#	ITEQ Corp.	689,040	5,497,890
	J&V Energy Technology Co. Ltd.	21,000	42,418
#	Jarllytec Co. Ltd.	168,100	366,786
	Jean Co. Ltd.	172,029	103,083
#	Jetwell Computer Co. Ltd.	17,920	120,919
#	Jih Lin Technology Co. Ltd.	53,000	114,429
#	Jiin Yeeh Ding Enterprise Co. Ltd.	149,200	413,731
#	Jinan Acetate Chemical Co. Ltd.	966,000	1,424,564
#	Johnson Health Tech Co. Ltd.	166,000	628,443
#	JPC connectivity, Inc.	269,925	2,370,088
#	JPP Holding Co. Ltd.	26,001	219,352
	JSL Construction & Development Co. Ltd.	52,000	97,677
#*	K Laser Technology, Inc.	351,000	172,681
#	Kaimei Electronic Corp.	269,183	938,994
	Kaori Heat Treatment Co. Ltd.	225,197	5,903,384
	Kedge Construction Co. Ltd.	50,663	158,445
#	KEE TAI Properties Co. Ltd.	895,885	263,008
#	Kenda Rubber Industrial Co. Ltd.	784,155	437,972
#	Kerry TJ Logistics Co. Ltd.	732,000	657,836
#	Keystone Microtech Corp.	48,000	1,325,472
#	KHGEARS International Ltd.	50,000	226,473

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Kindom Development Co. Ltd.	1,327,590	$1,418,621
	King Chou Marine Technology Co. Ltd.	168,920	224,025
#	King Polytechnic Engineering Co. Ltd.	111,300	172,087
#*	King's Town Construction Co. Ltd.	333,074	367,277
#	Kinik Co.	306,000	5,953,181
#*	Kinko Optical Co. Ltd.	344,103	673,562
#	Kinpo Electronics	3,476,157	3,170,114
#	KMC Kuei Meng International, Inc.	95,253	260,986
#*	KNH Enterprise Co. Ltd.	358,020	150,629
#*	KS Terminals, Inc.	389,482	659,175
	Kuang Hong Arts Management, Inc.	4,000	10,876
	Kung Long Batteries Industrial Co. Ltd.	244,000	951,950
#	Kung Sing Engineering Corp.	1,126,290	332,246
#	Kuo Toong International Co. Ltd.	662,648	1,055,174
#*	Kuo Yang Construction Co. Ltd.	482,899	267,664
	Kwong Fong Industries Corp.	276,691	91,837
	Kwong Lung Enterprise Co. Ltd.	308,000	408,404
	L&K Engineering Co. Ltd.	115,580	2,487,221
	LAN FA Textile	680,933	249,669
	LandMark Optoelectronics Corp.	15,000	725,713
#	Lanner Electronics, Inc.	295,650	687,806
*	Leader Electronics, Inc.	42,000	10,622
*	Lealea Enterprise Co. Ltd.	1,621,967	351,754
#	LEE CHI Enterprises Co. Ltd.	388,000	135,811
#	Lelon Electronics Corp.	317,327	2,112,754
#	Lemtech Holdings Co. Ltd.	91,407	230,035
#	Leo Systems, Inc.	76,000	81,625
*	Leofoo Development Co. Ltd.	130,278	64,955
		Shares	Value»
TAIWAN — (Continued)
*	Li Peng Enterprise Co. Ltd.	1,378,897	$287,571
#	Lian HWA Food Corp.	449,123	1,127,540
#	Lien Hwa Industrial Holdings Corp.	614,047	762,007
	LINE Pay Taiwan Ltd.	4,200	34,821
#	Lingsen Precision Industries Ltd.	1,105,506	992,910
#	Lion Travel Service Co. Ltd.	142,000	643,757
#	Liton Technology Corp.	106,000	228,465
*	Long Bon International Co. Ltd.	393,274	155,469
#	Long Da Construction & Development Corp.	124,950	109,113
#*	Longchen Paper & Packaging Co. Ltd.	1,614,637	491,572
#	Longwell Co.	396,000	2,510,005
#	Loop Telecommunication International, Inc.	35,000	57,918
#	Lucky Cement Corp.	540,000	199,230
	Lumax International Corp. Ltd.	303,832	1,046,697
#*	Lung Yen Life Service Corp.	300,000	439,968
	Lungteh Shipbuilding Co. Ltd.	100,800	406,020
	LuxNet Corp.	308,000	3,408,909
	M3 Technology, Inc.	24,000	57,264
	Macauto Industrial Co. Ltd.	22,000	35,787
#	Machvision, Inc.	20,000	375,356
	Macroblock, Inc.	6,000	9,299
*	Macronix International Co. Ltd.	1,309,000	3,931,778
#	Makalot Industrial Co. Ltd.	391,000	2,650,391
#	Marketech International Corp.	227,000	3,231,029
#	Materials Analysis Technology, Inc.	164,928	1,064,002
	Maxigen Biotech, Inc.	48,600	59,877
#	Mayer Steel Pipe Corp.	621,080	405,867
	Maywufa Co. Ltd.	69,322	44,041
#*	Mechema Chemicals International Corp.	67,000	139,604
*	Medigen Biotechnology Corp.	28,000	26,809
	Mega Union Technology, Inc.	8,000	176,276
#*	Megaforce Co. Ltd.	107,000	94,729
#	Meiloon Industrial Co.	263,184	175,418

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Mercuries & Associates Holding Ltd.	1,697,367	$892,502
*	Mercuries Life Insurance Co. Ltd.	4,102,511	1,251,239
	Merida Industry Co. Ltd.	221,000	525,533
#	Merry Electronics Co. Ltd.	470,801	1,165,679
#	METAAGE Corp.	81,000	96,310
*	Microbio Co. Ltd.	185,000	79,013
#	Micro-Star International Co. Ltd.	1,111,000	4,813,696
#	Mildef Crete, Inc.	183,000	692,345
#	Mitac Holdings Corp.	2,023,909	5,407,682
*	Mobiletron Electronics Co. Ltd.	51,800	51,778
#	momo.com, Inc.	78,000	587,140
#*	MOSA Industrial Corp.	120,170	60,894
*	Mosel Vitelic, Inc.	32,000	31,292
#	Motech Industries, Inc.	280,000	188,333
	MPI Corp.	1,000	159,176
#	MSSCORPS Co. Ltd.	101,534	1,061,251
	Nak Sealing Technologies Corp.	173,954	617,205
#	Namchow Holdings Co. Ltd.	565,000	588,788
	Nan Juen International Co. Ltd.	3,000	39,109
	Nan Kang Rubber Tire Co. Ltd.	429,135	438,516
#	Nan Pao Resins Chemical Co. Ltd.	106,000	1,005,802
	Nang Kuang Pharmaceutical Co. Ltd.	99,000	96,952
#	Nantex Industry Co. Ltd.	927,606	785,013
#	National Aerospace Fasteners Corp.	81,892	339,299
#	National Petroleum Co. Ltd.	227,824	394,153
#	Netronix, Inc.	209,000	561,336
*	New Asia Construction & Development Corp.	265,000	115,355
	New Best Wire Industrial Co. Ltd.	168,600	134,224
*	New Era Electronics Co. Ltd.	10,000	11,168
#*	Newmax Technology Co. Ltd.	82,000	66,898
	Nextronics Engineering Corp.	5,000	16,975
		Shares	Value»
TAIWAN — (Continued)
	Nichidenbo Corp.	417,417	$1,577,734
#	Nidec Chaun-Choung Technology Corp.	110,000	365,285
#	Nien Made Enterprise Co. Ltd.	324,000	3,820,030
#	Niko Semiconductor Co. Ltd.	279,175	542,379
#	Nishoku Technology, Inc.	132,400	448,163
	Nova Technology Corp.	84,000	687,049
	Nyquest Technology Co. Ltd.	12,000	18,046
	O-Bank Co. Ltd.	2,657,071	840,921
*	OBI Pharma, Inc.	51,000	39,410
#	Ocean Plastics Co. Ltd.	764,200	767,467
	OK Biotech Co. Ltd.	22,000	9,778
*	Onano Industrial Corp.	12,000	12,792
#*	Oneness Biotech Co. Ltd.	237,000	305,432
#	Optimax Technology Corp.	86,000	58,404
#	Orient Semiconductor Electronics Ltd.	1,061,599	1,307,732
#*	Oriental Union Chemical Corp.	95,267	37,809
#	O-TA Precision Industry Co. Ltd.	216,227	358,358
	Pacific Construction Co.	713,921	193,157
#	Pacific Hospital Supply Co. Ltd.	255,209	599,082
	PADAUK Technology Co. Ltd.	7,000	16,517
#	Paiho Shih Holdings Corp.	528,738	268,054
#	Pan German Universal Motors Ltd.	12,000	85,113
#	Pan Jit International, Inc.	948,486	3,345,279
#	Pan-International Industrial Corp.	1,267,747	1,593,172
	Panion & BF Biotech, Inc.	73,449	132,554
#	Parade Technologies Ltd.	117,000	2,004,973
#	Parpro Corp.	208,000	604,740
	P-Duke Technology Co. Ltd.	214,633	781,581
#	Pegavision Corp.	57,913	576,196
#	PharmaEngine, Inc.	61,000	115,586
#*	Phihong Technology Co. Ltd.	231,000	149,320

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Phoenix Silicon International Corp.	370,293	$2,746,258
#	Phoenix Tours International, Inc.	90,120	123,643
#	Pixart Imaging, Inc.	442,150	2,602,880
#	Planet Technology Corp.	160,000	717,416
	Plastron Precision Co. Ltd.	68,460	29,181
#	Podak Co. Ltd.	36,000	53,457
*	Polaris Group	143,000	47,784
#	Polytronics Technology Corp.	157,124	248,218
#	Posiflex Technology, Inc.	135,457	810,353
	Potens Semiconductor Corp.	15,000	57,265
#	Pou Chen Corp.	3,259,000	2,411,136
#	Power Wind Health Industry, Inc.	110,314	571,910
	Powertip Image Corp.	14,000	29,700
	Poya International Co. Ltd.	154,855	3,449,847
#	President Securities Corp.	3,057,112	4,060,854
#	Primax Electronics Ltd.	1,199,000	2,411,780
*	Prime Electronics & Satellitics, Inc.	31,000	10,954
#	Prince Housing & Development Corp.	2,054,644	544,734
#	Pro Hawk Corp.	50,000	249,440
#	Promate Electronic Co. Ltd.	746,390	1,087,825
#	Prosperity Dielectrics Co. Ltd.	312,559	1,367,654
#	PSS Co. Ltd.	28,000	127,221
#	Qisda Corp.	2,719,000	2,280,136
#	QST International Corp.	93,099	114,173
	Qualipoly Chemical Corp.	9,048	46,899
#	Quanta Storage, Inc.	548,000	1,118,112
#*	Quintain Steel Co. Ltd.	902,039	244,170
#	Radiant Opto-Electronics Corp.	969,000	2,452,652
#	Radium Life Tech Co. Ltd.	955,794	309,683
#	Rafael Microelectronics, Inc.	27,821	112,096
#	Raydium Semiconductor Corp.	76,000	528,713
		Shares	Value»
TAIWAN — (Continued)
#	Rechi Precision Co. Ltd.	805,181	$585,139
	Rich Development Co. Ltd.	700,137	166,740
*	Ritek Corp.	1,508,867	493,249
	Ruby Tech Corp.	7,210	11,117
#	Ruentex Development Co. Ltd.	2,269,000	1,888,351
#	Ruentex Engineering & Construction Co.	326,227	1,642,061
	Ruentex Industries Ltd.	204,000	329,024
	Run Long Construction Co. Ltd.	112,000	114,048
#	Sakura Development Co. Ltd.	558,195	732,258
#	Sampo Corp.	1,267,861	913,526
#	San Fang Chemical Industry Co. Ltd.	654,647	640,122
	San Far Property Ltd.	55,000	30,639
#	San Fu Chemical Co. Ltd.	73,000	241,177
	San Shing Fastech Corp.	363,875	633,262
#	Sanyang Motor Co. Ltd.	532,000	1,063,290
#	Savior Lifetec Corp.	615,168	320,640
	SCI Pharmtech, Inc.	18,000	26,315
	Scientech Corp.	159,000	3,125,254
#	ScinoPharm Taiwan Ltd.	277,000	164,471
	SciVision Biotech, Inc.	28,000	42,721
#	SDI Corp.	398,000	1,756,844
	Sea Sonic Electronics Co. Ltd.	70,000	139,381
	Securitag Assembly Group Co. Ltd.	3,000	10,320
#	Senao International Co. Ltd.	300,541	266,668
#	Senao Networks, Inc.	72,207	263,563
	Sensortek Technology Corp.	10,000	46,513
#	Sercomm Corp.	818,000	2,069,928
#	Sesoda Corp.	616,803	912,710
#	Sharehope Medicine Co. Ltd.	211,755	124,005
	Sheng Yu Steel Co. Ltd.	175,980	112,495
	ShenMao Technology, Inc.	332,891	1,000,433
	Shieh Yih Machinery Industry Co. Ltd.	182,000	131,745
#	Shih Her Technologies, Inc.	162,880	845,723

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Shih Wei Navigation Co. Ltd.	187,842	$75,498
#	Shihlin Electric & Engineering Corp.	341,000	2,042,367
*	Shihlin Paper Corp.	20,000	29,096
	Shin Hai Gas Corp.	1,245	1,891
#	Shin Ruenn Development Co. Ltd.	293,523	376,513
	Shin Shin Natural Gas Co.	8,000	10,491
#	Shin Zu Shing Co. Ltd.	519,942	2,719,938
#*	Shining Building Business Co. Ltd.	509,814	123,633
#	Shinkong Insurance Co. Ltd.	666,131	3,309,830
#	Shinkong Synthetic Fibers Corp.	3,978,395	2,528,640
#	Shinkong Textile Co. Ltd.	764,542	1,592,250
#	Shiny Chemical Industrial Co. Ltd.	458,360	2,110,329
#*	Shuttle, Inc.	978,152	472,042
	Sigurd Microelectronics Corp.	1,421,907	8,079,133
	Silergy Corp.	54,000	672,597
#	Silicon Integrated Systems Corp.	626,400	938,020
	Silicon Optronics, Inc.	22,000	36,012
#	Silicon Power Computer & Communications, Inc.	44,000	168,807
	Simplo Technology Co. Ltd.	259,000	2,799,200
#	Sinbon Electronics Co. Ltd.	43,000	389,075
	Sincere Navigation Corp.	279,139	261,550
	Singatron Enterprise Co. Ltd.	54,000	50,549
	Sinmag Equipment Corp.	158,056	550,178
	Sino-American Silicon Products, Inc.	690,000	3,266,177
#	Sinon Corp.	1,334,510	1,605,736
	SinoPac Financial Holdings Co. Ltd.	156,077	194,650
	Sinphar Pharmaceutical Co. Ltd.	335,457	328,605
#	Sinyi Realty, Inc.	751,660	473,548
#	Sitronix Technology Corp.	351,879	2,859,201
		Shares	Value»
TAIWAN — (Continued)
#	Siward Crystal Technology Co. Ltd.	491,000	$920,709
	Sixxon Tech Co. Ltd.	8,000	38,241
*	Skardin Industrial Corp.	15,000	11,527
	Soft-World International Corp.	222,000	681,309
#	Solar Applied Materials Technology Corp.	1,527,372	4,670,555
#	Solteam, Inc.	233,607	344,085
#	Sonix Technology Co. Ltd.	319,000	503,650
#	Southeast Cement Co. Ltd.	579,700	288,549
#*	Spectrum Electrics Corp.	125,000	86,833
#	Speed Tech Corp.	353,383	297,866
	Sporton International, Inc.	246,231	1,456,595
#	Sports Gear Co. Ltd.	71,000	150,810
	St. Shine Optical Co. Ltd.	18,000	51,116
#	Standard Chemical & Pharmaceutical Co. Ltd.	309,728	541,875
	Standard Foods Corp.	365,000	329,388
#	Stark Technology, Inc.	329,688	1,683,674
#*	Starlux Airlines Co. Ltd.	1,949,000	1,302,831
	S-Tech Corp.	100,000	53,040
#	STL Technology Co. Ltd.	58,000	313,224
	Sun Max Tech Ltd.	17,805	24,082
#*	Sun Yad Construction Co. Ltd.	183,329	56,372
*	Sunko INK Co. Ltd.	88,400	51,541
#	SunMax Biotechnology Co. Ltd.	96,000	1,132,755
#	Sunonwealth Electric Machine Industry Co. Ltd.	667,392	2,671,982
#	Sunplus Innovation Technology, Inc.	33,880	147,202
#*	Sunplus Technology Co. Ltd.	1,577,000	1,195,594
#	Sunrex Technology Corp.	308,612	358,935
	Sunspring Metal Corp.	75,069	43,543
	Superalloy Industrial Co. Ltd.	37,000	61,579
#	Supreme Electronics Co. Ltd.	1,741,564	4,261,022

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Swancor Holding Co. Ltd.	108,000	$303,193
#	Sweeten Real Estate Development Co. Ltd.	826,504	584,092
#	Symtek Automation Asia Co. Ltd.	188,646	770,132
#	Syncmold Enterprise Corp.	294,750	594,585
#	Synmosa Biopharma Corp.	831,811	744,273
	Synnex Technology International Corp.	1,999,000	5,733,205
#	Sysgration	142,000	212,778
#	Systex Corp.	475,388	2,250,307
	T3EX Global Holdings Corp.	229,000	468,449
	TA Chen Stainless Pipe	3,302,000	4,402,472
#	Ta Ya Electric Wire & Cable	1,756,020	1,820,440
	Tah Hsin Industrial Corp.	207,092	410,244
#	TA-I Technology Co. Ltd.	377,788	1,228,236
#	Tai Tung Communication Co. Ltd.	140,582	71,015
#	Taichung Commercial Bank Co. Ltd.	7,989,408	5,053,922
#	TaiDoc Technology Corp.	185,470	735,440
#	Taiflex Scientific Co. Ltd.	609,564	3,165,559
#	Taimide Tech, Inc.	316,262	637,955
#	Tainan Enterprises Co. Ltd.	110,370	67,904
#	Tainan Spinning Co. Ltd.	3,551,044	1,328,061
*	Tainergy Tech Co. Ltd.	113,000	48,644
#	Tai-Saw Technology Co. Ltd.	218,120	293,626
#	TaiSol Electronics Co. Ltd.	129,000	229,327
	Taisun Enterprise Co. Ltd.	322,648	158,864
#	Taita Chemical Co. Ltd.	838,828	320,389
#	TAI-TECH Advanced Electronics Co. Ltd.	147,000	857,847
#	Taiwan Acceptance Corp.	122,000	308,526
#	Taiwan Business Bank	5,556,000	3,118,000
	Taiwan Chelic Corp. Ltd.	8,000	9,951
		Shares	Value»
TAIWAN — (Continued)
	Taiwan Chinsan Electronic Industrial Co. Ltd.	113,113	$333,720
	Taiwan Cogeneration Corp.	291,202	525,563
#	Taiwan FamilyMart Co. Ltd.	45,000	263,562
#	Taiwan Fertilizer Co. Ltd.	747,000	1,055,611
	Taiwan Fire & Marine Insurance Co. Ltd.	672,936	1,233,117
#	Taiwan FU Hsing Industrial Co. Ltd.	460,000	550,433
#*	Taiwan Glass Industry Corp.	1,870,000	2,584,191
	Taiwan High Speed Rail Corp.	2,585,000	2,074,536
#	Taiwan Hon Chuan Enterprise Co. Ltd.	890,159	3,519,413
#	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	619,738	815,579
*	Taiwan IC Packaging Corp.	24,201	11,167
††	Taiwan Land Development Corp.	2,845,991	44,250
#	Taiwan Line Tek Electronic	148,510	90,294
#*	Taiwan Mask Corp.	246,043	274,117
	Taiwan Navigation Co. Ltd.	730,777	639,968
#	Taiwan Paiho Ltd.	841,287	1,182,879
#	Taiwan PCB Techvest Co. Ltd.	578,238	533,208
#	Taiwan Sakura Corp.	697,803	1,764,347
#	Taiwan Sanyo Electric Co. Ltd.	426,400	412,208
#	Taiwan Secom Co. Ltd.	413,000	1,392,011
#	Taiwan Semiconductor Co. Ltd.	665,000	1,455,198
#	Taiwan Shin Kong Security Co. Ltd.	1,226,577	1,527,670
	Taiwan Steel Union Co. Ltd.	20,000	67,265
#*	Taiwan Styrene Monomer	970,209	219,295
#	Taiwan Surface Mounting Technology Corp.	847,388	3,626,347
#	Taiwan Taxi Co. Ltd.	85,888	391,711
#*	Taiwan TEA Corp.	1,110,897	376,228
	Taiwan Union Technology Corp.	30,000	1,004,460

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#*	Taiwan-Asia Semiconductor Corp.	1,077,804	$900,361
	Taiyen Biotech Co. Ltd.	383,883	380,091
*	Tanvex BioPharma, Inc.	47,000	53,870
#	Tatung Co. Ltd.	2,444,000	1,827,517
	Tatung System Technologies, Inc.	15,000	26,074
#*	TBI Motion Technology Co. Ltd.	60,000	83,693
#	TCI Co. Ltd.	234,746	817,138
	Te Chang Construction Co. Ltd.	309,555	668,337
#	Teco Electric & Machinery Co. Ltd.	1,758,000	3,471,690
#	Tehmag Foods Corp.	116,380	917,619
	Ten Ren Tea Co. Ltd.	94,980	84,712
	Tera Autotech Corp.	21,000	20,534
#	Test Research, Inc.	489,820	3,998,658
#	Test Rite International Co. Ltd.	417,495	284,950
#	Thinking Electronic Industrial Co. Ltd.	222,204	1,477,890
	Thye Ming Industrial Co. Ltd.	253,266	545,543
	Tigerair Taiwan Co. Ltd.	45,000	79,648
#	Ton Yi Industrial Corp.	2,240,644	1,035,386
#	Tong Hsing Electronic Industries Ltd.	412,681	2,002,509
#	Tong Yang Industry Co. Ltd.	1,038,741	2,277,469
#	Tong-Tai Machine & Tool Co. Ltd.	471,892	387,079
#	Top Union Electronics Corp.	163,147	121,824
#	Topco Scientific Co. Ltd.	494,356	7,545,824
#	Topco Technologies Corp.	104,720	231,321
#	Topkey Corp.	222,000	1,130,404
#	Topoint Technology Co. Ltd.	435,689	4,261,703
#	TPK Holding Co. Ltd.	714,000	1,194,765
#	Trade-Van Information Services Co.	255,000	736,984
#	Transcend Information, Inc.	335,000	2,975,109
	Transcom, Inc.	35,023	120,389
#	Trusval Technology Co. Ltd.	67,221	464,706
		Shares	Value»
TAIWAN — (Continued)
	Tsang Yow Industrial Co. Ltd.	13,000	$10,574
	TSC Auto ID Technology Co. Ltd.	104,296	589,921
	TSRC Corp.	191,200	124,341
#	Ttet Union Corp.	153,000	730,515
#	TTFB Co. Ltd.	53,400	265,858
#	TTY Biopharm Co. Ltd.	461,979	1,060,594
#*	Tul Corp.	33,000	56,316
	Tung Ho Steel Enterprise Corp.	1,527,630	3,512,963
	Tung Thih Electronic Co. Ltd.	16,000	21,924
#	TURVO International Co. Ltd.	98,922	568,139
#	TXC Corp.	898,053	4,100,902
#	TYC Brother Industrial Co. Ltd.	454,980	392,566
*	Tycoons Group Enterprise	486,779	113,896
	U-BEST Innovative Technology Co. Ltd.	92,000	28,342
	Ubright Optronics Corp.	20,000	33,432
#	UDE Corp.	251,000	803,458
#	Ultra Chip, Inc.	55,000	110,820
	U-Ming Marine Transport Corp.	1,358,000	2,618,335
#	Unic Technology Corp.	134,000	101,695
	Union Bank of Taiwan	9,223,591	5,891,728
	Union Insurance Co. Ltd.	60,000	62,363
#	Unitech Computer Co. Ltd.	341,804	610,326
#	Unitech Printed Circuit Board Corp.	1,985,519	2,198,152
	United Alloy-Tech Co.	30,161	54,578
	United Integrated Services Co. Ltd.	133,951	4,482,797
	United Orthopedic Corp.	223,935	576,818
	United Radiant Technology	140,000	83,268
*	United Renewable Energy Co. Ltd.	1,331,437	662,166
#	Univacco Technology, Inc.	125,000	210,494
#	Universal Cement Corp.	1,556,341	1,283,266
#	Universal Microwave Technology, Inc.	57,000	1,667,745

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Universal Vision Biotechnology Co. Ltd.	20,000	$81,339
#	UPC Technology Corp.	1,971,124	624,691
#	Userjoy Technology Co. Ltd.	214,585	486,179
#	USI Corp.	1,812,156	625,377
*	Usun Technology Co. Ltd.	14,000	37,854
	Utechzone Co. Ltd.	8,000	39,306
#	UVAT Technology Co. Ltd.	59,000	127,889
*	Vactronics Technologies, Inc.	11,000	14,527
	Value Valves Co. Ltd.	27,000	67,609
	Ve Wong Corp.	556,696	837,206
#	Ventec International Group Co. Ltd., Class C	43,000	260,283
	VIA Labs, Inc.	10,000	28,230
	Via Technologies, Inc.	197,000	423,949
#	Visco Vision, Inc.	71,000	402,066
#	VisEra Technologies Co. Ltd.	86,000	1,108,136
#	Visual Photonics Epitaxy Co. Ltd.	517,772	4,527,192
	Vizionfocus, Inc.	5,000	27,975
#	Voltronic Power Technology Corp.	58,000	1,701,554
	VSO Electronics Co. Ltd.	6,000	22,276
*	Wafer Works Corp.	277,461	738,746
#	Waffer Technology Corp.	333,821	373,857
#	Wah Hong Industrial Corp.	122,021	144,889
#	Wah Lee Industrial Corp.	556,300	1,916,555
#	Walsin Lihwa Corp.	5,440,000	5,220,442
	Walsin Technology Corp.	583,000	3,811,168
#	Walton Advanced Engineering, Inc.	719,197	807,116
	WAN HWA Enterprise Co.	345,238	114,658
#	Wei Chuan Foods Corp.	523,000	196,916
#	Weikeng Industrial Co. Ltd.	1,269,459	1,726,965
#	Well Shin Technology Co. Ltd.	291,000	358,135
	Welldone Co.	29,000	41,511
	Weltrend Semiconductor	26,000	43,402
#	Wholetech System Hitech Ltd.	170,000	634,787
		Shares	Value»
TAIWAN — (Continued)
	Win Semiconductors Corp.	27,000	$238,212
#	Winmate, Inc.	125,000	638,224
#	Winstek Semiconductor Co. Ltd.	234,000	1,023,661
*††	Wintek Corp.	5,447,000	0
	WinWay Technology Co. Ltd.	29,000	5,090,133
	Wisdom Marine Lines Co. Ltd.	1,181,241	2,855,152
#	Wiselink Co. Ltd.	448,462	1,221,911
#	WITS Corp.	87,901	324,739
	WNC Corp.	586,184	3,928,696
#	Wonderful Hi-Tech Co. Ltd.	299,000	562,760
#	Wowprime Corp.	225,400	1,629,473
#	WUS Printed Circuit Co. Ltd.	529,737	2,292,633
	XAC Automation Corp.	40,000	40,517
	XinTec, Inc.	336,000	2,786,205
#	Xxentria Technology Materials Corp.	348,160	392,920
#	Yankey Engineering Co. Ltd.	95,222	1,895,457
#	YC INOX Co. Ltd.	1,111,699	630,411
#	Yea Shin International Development Co. Ltd.	850,753	569,383
#	Yem Chio Co. Ltd.	965,188	428,239
#	Yen Sun Technology Corp.	78,000	99,898
*††	Yeong Guan Energy Technology Group Co. Ltd.	86,000	11,070
#	YFY, Inc.	1,423,212	1,272,700
#	Yi Jinn Industrial Co. Ltd.	702,748	310,433
#*	Yieh Phui Enterprise Co. Ltd.	3,354,424	1,409,479
*	Ying Han Technology Co. Ltd.	11,000	9,830
#	Young Fast Optoelectronics Co. Ltd.	276,872	452,433
#*	Young Optics, Inc.	50,000	105,012
#	Youngtek Electronics Corp.	254,666	572,669
#	Yuanta Futures Co. Ltd.	426,880	1,155,473
	Yuen Foong Yu Consumer Products Co. Ltd.	76,000	90,805
#	Yulon Motor Co. Ltd.	502,000	432,795

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	250,869	$604,621
#	Yungshin Construction & Development Co. Ltd.	338,000	524,443
#	YungShin Global Holding Corp.	748,015	1,237,423
#	Zeng Hsing Industrial Co. Ltd.	135,726	384,603
#	Zenitron Corp.	635,000	1,186,584
#	Zero One Technology Co. Ltd.	448,226	1,510,563
*	Zhong Yang Technology Co. Ltd.	49,000	53,557
#*	Zig Sheng Industrial Co. Ltd.	824,732	217,037
#	ZillTek Technology Corp.	33,000	206,596
#*	Zinwell Corp.	264,000	287,811
#	Zippy Technology Corp.	409,948	680,790
	Zyxel Group Corp.	859,225	1,081,372
TOTAL TAIWAN			835,964,692
THAILAND — (0.9%)
	AAPICO Hitech PCL (AH/F TB)	274,332	130,225
	AAPICO Hitech PCL (AH-R TB), NVDR	3,870	1,837
	Advanced Information Technology PCL, Class F	2,237,800	329,505
	Allianz Ayudhya Capital PCL	89,200	116,218
	Amata Corp. PCL	1,968,410	1,698,357
	AP Thailand PCL	4,215,816	1,047,540
*	Asia Aviation PCL, NVDR	800,700	25,339
	Asia Plus Group Holdings PCL	3,206,900	231,829
	Aurora Design PCL	205,200	88,272
	B Grimm Power PCL	688,799	386,434
	Bangkok Airways PCL	570,900	329,956
	Bangkok Commercial Asset Management PCL	1,363,300	280,975
	Bangkok Life Assurance PCL, NVDR	182,300	141,947
	BCPG PCL	251,100	53,162
	Betagro PCL	455,800	291,265
	BKI Holdings PCL	180,681	2,012,324
		Shares	Value»
THAILAND — (Continued)
#*	BTS Group Holdings PCL	1,050,900	$67,255
	Cal-Comp Electronics Thailand PCL, Class F	3,054,252	749,295
	Cotto F	2,521,400	14,347
	Dhipaya Group Holdings PCL	517,100	366,597
	Ditto Thailand PCL	107,700	51,171
#	Dohome PCL	625,975	73,930
	Don Muang Tollway PCL	335,100	125,530
	Dynasty Ceramic PCL	12,722,400	555,180
	Eastern Polymer Group PCL	130,000	24,766
	Eastern Water Resources Development & Management PCL, Class F	464,700	72,254
#*	Energy Absolute PCL	4,791,700	416,881
#	Erawan Group PCL	1,958,200	203,131
#	Forth Corp. PCL	436,900	233,237
	Forth Smart Service PCL	504,751	120,144
	GFPT PCL	1,453,500	426,344
#	Gunkul Engineering PCL	3,574,399	538,951
	Haad Thip PCL	456,400	218,626
	ICC International PCL	303,389	219,421
#	Ichitan Group PCL	1,418,000	627,588
#	IRPC PCL	9,982,700	657,943
*††	ITV PLC	2,785,600	0
	JMT Network Services PCL	201,300	72,145
	Karmarts PCL	303,252	66,702
#	KCE Electronics PCL	802,300	998,552
	KGI Securities Thailand PCL	502,000	77,282
	Klinique Medical Clinic PCL	41,900	34,413
	Lalin Property PCL	212,500	27,861
	LH Financial Group PCL	2,582,139	97,420
	Loxley PCL	1,265,776	54,506
	Major Cineplex Group PCL	264,000	56,419
	MBK PCL	400,555	270,509
	MC Group PCL	786,100	277,277
	MCS Steel PCL	340,800	81,002
	Mega Lifesciences PCL	499,300	567,258
#	MK Restaurants Group PCL	89,100	56,847
	Moshi Moshi Retail Corp. PLC	99,700	125,274

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Muang Thai Insurance PCL	311,680	$164,275
	Netbay PCL	78,926	31,865
#	Northeast Rubber PCL	549,512	73,852
	Plan B Media PCL	1,385,656	252,017
	Polyplex Thailand PCL	993,050	418,094
	Praram 9 Hospital PCL	694,500	371,659
	Precious Shipping PCL	794,231	191,184
#	Prima Marine PCL	496,649	150,151
*	Property Perfect PCL	4,060,046	6,090
	PTG Energy PCL	2,485,400	561,333
	Quality Houses PCL	17,027,326	737,224
#	Ratchthani Leasing PCL	5,582,799	373,841
#	Regional Container Lines PCL	690,200	723,479
	Rojana Industrial Park PCL	1,182,054	215,686
	Sabina PCL	73,000	34,439
	Saha Pathana Inter-Holding PCL	1,507,500	1,455,064
	Saha-Union PCL	509,000	419,220
	Samart Corp. PCL	828,900	145,681
#	Sansiri PCL	27,817,510	1,253,629
#	Sappe PCL	336,900	348,817
	SC Asset Corp. PCL	4,669,015	282,223
#	Siamgas & Petrochemicals PCL	2,078,300	501,189
	SiS Distribution Thailand PCL	20,200	16,419
#	SISB PCL	99,700	29,041
	SKY ICT PCL	37,800	21,358
#	Somboon Advance Technology PCL	516,237	248,782
	SPCG PCL	109,600	30,145
#	Sri Trang Agro-Industry PCL	744,949	413,882
#	Sri Trang Gloves Thailand PCL	958,200	295,224
	Srivichai Vejvivat PCL	630,409	161,377
	Star Petroleum Refining PCL	707,600	235,384
	Supalai PCL	812,200	385,477
	TAC Consumer PCL	934,731	180,494
	Thai Stanley Electric PCL (STANLY/F TB), Class F	131,300	928,813
	Thai Vegetable Oil PCL	976,882	796,438
*	Thaicom PCL	15,100	4,915
#	Thaifoods Group PCL	152,100	44,559
		Shares	Value»
THAILAND — (Continued)
	Thoresen Thai Agencies PCL	1,419,778	$214,737
	Tipco Asphalt PCL (TASCO/F TB)	684,274	286,239
	TIPCO Foods PCL	250,482	47,217
	TKS Technologies PCL	103,343	22,607
	TOA Paint Thailand PCL	317,200	149,524
	TPI Polene Power PCL	1,404,782	75,746
	TTW PCL	2,326,300	723,723
	United Paper PCL	490,800	121,280
	Univanich Palm Oil PCL	1,335,500	639,802
	VGI PCL	433,400	12,940
††	Vinythai PCL	16,237	1,114
#	Xspring Capital PCL	5,438,800	81,221
TOTAL THAILAND			30,670,713
TURKEY — (0.7%)
*	Adese Gayrimenkul Yatirim AS	492,939	8,993
	Afyon Cimento Sanayi TAS	34,215	9,242
	Agesa Hayat ve Emeklilik AS	52,014	265,800
	Akcansa Cimento AS	79,426	396,758
*	Akfen Yenilenebilir Enerji AS, Class A	338,489	170,062
	Aksa Akrilik Kimya Sanayii AS	2,890,208	790,599
*	Aksigorta AS	1,088,258	153,305
#	Alarko Holding AS	107,203	227,836
	Albaraka Turk Katilim Bankasi AS	3,563,686	593,423
	Alfa Solar Enerji Sanayi VE Ticaret AS	15,537	13,425
*	Alkim Alkali Kimya AS	260,336	85,246
*	Altinay Savunma Teknolojileri AS	149,277	48,224
	Anadolu Anonim Turk Sigorta Sirketi	911,171	522,136
	Anadolu Hayat Emeklilik AS	107,684	260,087
	ARD Grup Bilisim Teknolojileri AS	319,909	487,823
*	Aydem Yenilenebilir Enerji AS, Class A	97,467	46,599
	Baskent Dogalgaz Dagitim Gayrimenkul Yatirim Ortakligi AS	77,492	72,270

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TURKEY — (Continued)
*	Baticim Bati Anadolu Sanayi ve Ticaret Anonim Sirketi	3,013,711	$310,879
*	Bera Holding AS	1,494,558	401,454
*	BMS Birlesik Metal Sanayi VE Ticaret AS	174,110	157,285
*	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	37,692	63,563
#*	Can2 Termik AS	5,065,177	127,542
	Celebi Hava Servisi AS	1,327	40,313
	Cimsa Cimento Sanayi VE Ticaret AS	596,889	563,944
*	CW Enerji Muhendislik Ticaret VE Sanayi AS	599,361	430,187
*	Deva Holding AS	41,478	61,215
	Dogan Sirketler Grubu Holding AS	1,471,989	647,357
	Dogu Aras Enerji Yatirimlari AS	43,841	104,408
	Dogus Otomotiv Servis ve Ticaret AS	129,700	519,677
	Ebebek Magazacilik AS	17,360	32,215
	Eczacibasi Yatirim Holding Ortakligi AS	1,316	8,732
#*	EGE Endustri VE Ticaret AS	1,934	214,498
	Erbosan Erciyas Boru Sanayii ve Ticaret AS	32,139	103,744
*	Europen Endustri Insaat Sanayi VE Ticaret AS	393,612	32,628
*	Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret AS	226,187	405,385
*	Formet Metal ve Cam Sanayi AS, Class A	465,193	17,550
	Galata Wind Enerji AS	94,782	48,359
	GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS	595,568	117,067
	Gipta Ofis Kirtasiye VE Promosyon Urunleri Imalat Sanayi AS	75,761	91,694
		Shares	Value»
TURKEY — (Continued)
*	Girsim Elektrik Sanayi Taahut Ve Ticaret AS	112,525	$177,366
	Global Yatirim Holding AS	4,413,302	1,509,786
	Goknur Gida Maddeleri Ithalat Ihracat Ticaret Ve Sanayi AS	174,472	85,126
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	21,953	132,738
*	GSD Holding AS	959,033	96,414
	GUR-Sel Turizm Tasimacilik VE Servis Ticaret AS	5,762	43,123
#*	Hektas Ticaret TAS	2,787,218	170,844
*	Hitit Bilgisayar Hizmetleri AS	48,627	37,269
*	IC Enterra Yenilenebilir Enerji AS	434,366	47,958
*	Ihlas Holding AS	967,894	21,174
*	Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	1,235,458	262,247
*	Is Finansal Kiralama AS	545,499	228,602
	Is Yatirim Menkul Degerler AS, Class A	49,004	35,633
	Isik Plastik Sanayi Ve Dis Ticaret Pazarlama AS	466,735	78,056
*	Izdemir Enerji Elektrik Uretim AS	1,170,630	212,065
*	Izmir Demir Celik Sanayi AS	227,980	54,359
	Kalekim Kimyevi Maddeler Sanayi ve Ticaret AS	322,204	170,806
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class B	120,932	342,387
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (KRDMD TI), Class D	806,784	699,164
*	Karsan Otomotiv Sanayii Ve Ticaret AS	519,201	109,856

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TURKEY — (Continued)
*	Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS	4,713,960	$219,258
*	Kayseri Seker Fabrikasi AS	1,151,604	94,586
*	Kimteks Poliuretan Sanayi VE Ticaret AS	32,140	13,610
*	Kirac Galvaniz Telekominikasyon Metal Makine Insaat Elektrik Sanayi VE TicaretAS	5,209	15,344
*	Koza Polyester Sanayi VE Ticaret AS	762,517	85,681
	Kuzey Boru AS	268,662	138,939
*	LDR Turizm AS	509,100	1,040,780
	Lila Kagit Sanayi ve Ticaret AS	99,667	59,881
	Logo Yazilim Sanayi Ve Ticaret AS	131,217	375,334
	Lokman Hekim Engurusag Saglik Turizm Egitim Hizmetleri ve Insaat Taahhut AS	150,542	45,543
Ω	Mavi Giyim Sanayi Ve Ticaret AS, Class B	1,089,986	897,095
*	Mega Metal Sanayi VE Ticaret AS	73,453	105,151
*Ω	MLP Saglik Hizmetleri AS	116,688	994,669
*	Mogan Enerji Yatirim Holding AS	397,056	141,782
	Naturelgaz Sanayi ve Ticaret AS	353,282	83,381
*	NET Holding AS	504,913	483,912
	Nuh Cimento Sanayi AS	117,923	537,758
*	ODAS Elektrik Uretim ve Sanayi Ticaret AS	2,268,878	374,599
*	Orge Enerji Elektrik Taahhut AS	94,329	201,436
*	Parsan Makina Parcalari Sanayii AS	23,412	37,017
*	Polisan Holding AS	100,204	44,494
*	Qua Granite Hayal	331,412	23,818
*	Reysas Tasimacilik ve Lojistik Ticaret AS	2,155,072	1,008,356
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	3,018,674	1,506,055
		Shares	Value»
TURKEY — (Continued)
	SDT Uzay VE Savunma Teknolojileri AS	24,907	$118,263
	Sekerbank Turk AS	1,683,553	248,209
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	261,266	1,172,470
*	Sok Marketler Ticaret AS	390,585	419,083
*	Tapdi Oksijen Ozel Saglik Hizmetleri Sanayi VE Ticaret AS	31,179	18,558
*	Tatlipinar Enerji Uretim AS	75,920	18,311
	Tekfen Holding AS	336,731	1,093,914
*	Trust Anadolu Metal Madencilik Isletmeleri AS	24,609	64,307
*	Trust Dogal Enerji Kaynaklari Arastirma Ve Uretim AS, Class A	191,437	364,927
*	Tukas Gida Sanayi ve Ticaret AS	1,806,771	75,655
*	Tumosan Motor ve Traktor Sanayi AS	15,813	27,167
	Turcas Holding AS	94,048	83,988
	Turkiye Sinai Kalkinma Bankasi AS	2,032,204	467,635
	Ulker Biskuvi Sanayi AS	276,154	500,815
*	Vakif Finansal Kiralama AS	1,066,611	27,126
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	253,460	174,572
*	Yayla Agro Gida Sanayi VE Nakliyat AS	139,274	28,609
*	Yigit Aku Malzemeleri Nakliyat Turizm Ins San Ve Tic AS	70,477	30,538
	Yunsa Yunlu Sanayi VE Ticare AS	3	1
*	Zorlu Enerji Elektrik Uretim AS	779,454	38,216
TOTAL TURKEY			26,667,340
UNITED ARAB EMIRATES — (1.2%)
	Abu Dhabi Islamic Bank PJSC	277,653	1,603,886
	Abu Dhabi National Hotels	5,866,950	636,378

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
	Abu Dhabi National Insurance Co. PSC	113,777	$219,316
*	Abu Dhabi Ports Co. PJSC	758,721	1,011,114
	Abu Dhabi Ship Building Co. PJSC	185,795	409,573
	ADNOC Logistics & Services	196,953	332,304
	Agility Global PLC	2,749,030	1,266,540
	Agthia Group PJSC	433,304	377,633
	Air Arabia PJSC	6,492,326	8,610,419
	Ajman Bank PJSC	3,601,522	1,331,341
	Alef Education Holding PLC	215,658	57,879
	Amanat Holdings PJSC	3,333,761	1,259,724
	Americana Restaurants International PLC - Foreign Co.	1,595,566	944,498
	Amlak Finance PJSC	1,638,825	512,690
*	Apex Investment Co. PSC	2,132,939	1,862,111
	Bank of Sharjah	820,264	276,457
	Dana Gas PJSC	10,993,103	2,548,170
	Deyaar Development PJSC	4,393,484	864,595
	Dubai Financial Market PJSC	4,033,703	1,544,551
	Dubai Investments PJSC	4,562,336	4,470,510
	Dubai Taxi Co. PJSC	75,949	44,008
	E7 Group PJSC	60,133	15,501
	Emaar Development PJSC	273,627	962,937
	Emirates Central Cooling Systems Corp.	1,778,580	762,411
*	EMSTEEL Building Materials PJSC	1,793,832	539,753
*	Eshraq Investments PJSC	1,366,713	172,601
	Fertiglobe PLC	747,752	542,791
*	Gulf Navigation Holding PJSC	1,089,050	880,381
*	Gulf Pharmaceutical Industries PSC	253,544	71,576
	Lulu Retail Holdings PLC	584,078	152,201
*	Manazel PJSC	578,552	48,153
	National Central Cooling Co. PJSC	624,353	422,756
	NMDC Group PJSC	33,994	210,841
	Palms Sports PrJSC	9,960	20,554
	Parkin Co. PJSC	273,017	409,896
*	Presight AI Holding PLC	724,029	668,349
		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
	Pure Health Holding PJSC	101,604	$62,283
*	RAK Properties PJSC	3,941,291	1,143,179
	Ras Al Khaimah Ceramics PJSC	661,713	436,387
	Sharjah Islamic Bank	2,078,158	1,637,721
*	Shuaa Capital PSC	661,281	34,511
*	Space42 PLC	389,144	171,732
	Spinneys 1961 Holding PLC	83,975	28,944
	Taaleem Holdings PJSC	33,673	29,278
	TECOM Group PJSC	336,524	308,682
*	Two Point Zero Group PJSC	2,126,666	1,150,138
	Union Properties PJSC	6,736,585	1,110,548
TOTAL UNITED ARAB EMIRATES			42,177,801
TOTAL COMMON STOCKS			3,490,428,884
PREFERRED STOCKS — (0.5%)
BRAZIL — (0.5%)
	Alpargatas SA, 14.629%	8,100	19,606
	Banco ABC Brasil SA, 11.118%	215,455	1,020,076
	Banco ABC Brasil SA	7,243	34,292
Ω	Banco BMG SA, 8.333%	314,776	330,353
	Banco do Estado do Rio Grande do Sul SA Class B, 11.286%	507,370	1,407,262
	Banco Pine SA, 7.501%	18,245	47,042
	Centrais Eletricas de Santa Catarina SA, 8.585%	59,700	1,670,349
	Cia de Ferro Ligas da Bahia FERBASA, 11.726%	572,904	676,977
	Cia De Saneamento do Parana Sanepar, 1.583%	2,714,791	3,807,771
*	Cyrela Brazil Realty SA Empreendimentos e Participacoes	121,744	489,219
	Eucatex SA Industria e Comercio, 4.891%	78,843	357,730
	Isa Energia Brasil SA, 6.882%	485,988	2,577,990

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»

BRAZIL — (Continued)
	Marcopolo SA, 17.780%	2,132,584	$2,233,909
*	Randoncorp SA	456,587	441,351
	Schulz SA, 14.152%	370,405	327,356
	Unipar Carbocloro SA Class B, 16.107%	77,517	966,296
*	Usinas Siderurgicas de Minas Gerais SA Usiminas Class A	624,480	906,695
TOTAL BRAZIL			17,314,274
CHILE — (0.0%)
	Coca-Cola Embonor SA Class B, 5.563%	95,554	164,438
	Embotelladora Andina SA Class B, 3.730%	27,215	135,526
TOTAL CHILE			299,964
COLOMBIA — (0.0%)
	Grupo Aval Acciones y Valores SA, 3.478%	191,921	51,341
PHILIPPINES — (0.0%)
	Cebu Air, Inc., 6.000%	343,339	168,804
TOTAL PREFERRED STOCKS			17,834,383
RIGHTS/WARRANTS — (0.0%)
CHILE — (0.0%)
*	SONDA SA Rights 08/29/2026	101,744	0
QATAR — (0.0%)
*	Baladna Rights 08/17/2026	334,297	17,812
SOUTH AFRICA — (0.0%)
*	Brait PLC Rights 08/07/2026	35,732	1,709
		Shares	Value»

SOUTH KOREA — (0.0%)
*	FutureChem Co. Ltd. Rights 09/04/2026	1,021	$752
*	LB Semicon, Inc. Rights	5,834	0
*	SG Co. Ltd. Rights 09/04/2026	9,907	841
TOTAL SOUTH KOREA			1,593
TAIWAN — (0.0%)
*	Brogent Technologies, Inc. Rights 08/06/2026	1,240	292
*	Double Bond Chemical Industry Co. Ltd. Rights	2,156	2,001
*	Grand Pacific Petrochemical Rights	686,025	0
*	JPP Holding Co. Ltd. Rights	714	365
*	Zenitron Corp. Rights	50,800	5,501
TOTAL TAIWAN			8,159
THAILAND — (0.0%)
*	Better World Green PCL Warrants	4,053,005	0
TOTAL RIGHTS/WARRANTS			29,273
TOTAL INVESTMENT SECURITIES (Cost $2,050,561,192)			3,508,292,540

			Value†
SECURITIES LENDING COLLATERAL — (1.3%)
@§	The DFA Short Term Investment Fund	3,977,052	46,002,556
TOTAL INVESTMENTS — (100.0%)
(Cost $2,096,556,657)^^			$3,554,295,096
As of July 31, 2026, The Emerging Markets Small Cap Series had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	70	09/18/26	$26,246,028	$26,317,375	$71,347
Total Futures Contracts			$26,246,028	$26,317,375	$71,347

The Emerging Markets Small Cap Series
CONTINUED
As of July 31, 2026, the value of Rule 144A securities amounted to $143,574,211 or 4.1% of net assets.
Summary of the Series' investments as of July 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Brazil	$94,183,495	—	—	$94,183,495
Chile	30,113,293	$1,065,450	—	31,178,743
China	24,111,754	771,662,121	$778,994	796,552,869
Colombia	2,893,835	899,324	—	3,793,159
Greece	—	37,900,044	—	37,900,044
Hong Kong	—	187,559	—	187,559
Hungary	—	7,468,750	—	7,468,750
India	110,329	638,207,982	—	638,318,311
Indonesia	—	35,128,637	75,621	35,204,258
Kuwait	—	23,067,512	153,374	23,220,886
Malaysia	—	52,029,641	46	52,029,687
Mexico	91,420,894	15,316,843	—	106,737,737
Philippines	—	23,222,110	11,844	23,233,954
Poland	—	75,604,196	—	75,604,196
Qatar	—	25,456,572	—	25,456,572
Saudi Arabia	—	77,222,372	—	77,222,372
South Africa	9,635,913	97,417,893	—	107,053,806
South Korea	142,963	419,046,410	412,567	419,601,940
Taiwan	—	835,909,372	55,320	835,964,692
Thailand	164,275	30,505,324	1,114	30,670,713
Turkey	—	26,667,340	—	26,667,340
United Arab Emirates	—	42,177,801	—	42,177,801
Preferred Stocks
Brazil	17,279,982	34,292	—	17,314,274
Chile	135,526	164,438	—	299,964
Colombia	51,341	—	—	51,341
Philippines	—	168,804	—	168,804
Rights/Warrants
Chile	—	—	—	—
Qatar	—	17,812	—	17,812
South Africa	—	1,709	—	1,709
South Korea	—	1,593	—	1,593
Taiwan	—	8,159	—	8,159
Thailand	—	—	—	—
Securities Lending Collateral	—	46,002,556	—	46,002,556
Total Investments in Securities	$270,243,600	$3,282,562,616	$1,488,880˂˃	$3,554,295,096
Financial Instruments
Assets
Futures Contracts**	71,347	—	—	71,347
Total Financial Instruments	$71,347	—	—	$71,347
** Valued at the unrealized appreciation/(depreciation) on the investment.

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

ORGANIZATION
The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Trust’s advisor is Dimensional Fund Advisors LP (the “Advisor”). At July 31, 2026, the Trust consisted of ten operational portfolios, of which nine are included in this document and are “Master Funds” in a master-feeder structure (collectively, the “Series”).
SECURITY VALUATION
The Series use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
•   Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)
•   Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•   Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)
Securities held by the Domestic Equity Portfolio (The U.S. Large Cap Value Series) and the International Equity Portfolios (The DFA International Value Series , The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series), including over-the-counter securities (“OTC”), are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (“NYSE”). These securities are generally categorized as Level 1 in the hierarchy. The investment in The DFA Short Term Investment Fund (the “Short Term Series”), which is an open-end management investment company available for purchase only by the Portfolios and affiliated funds, is categorized as Level 2 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Advisor has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.
OTC derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.
A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
FINANCIAL INSTRUMENTS
In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:
1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.
Derivative Financial Instruments
Summarized below are the specific types of derivative instruments used by the Series.
2. FUTURES CONTRACTS: The Series may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Series. Upon entering into a futures contract, a Series deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts.
FEDERAL TAX COST
At July 31, 2026, the total cost of securities for federal income tax purposes was:
Federal Tax Cost
The U.S. Large Cap Value Series	$18,225,736,235
The DFA International Value Series	10,463,312,295
The Japanese Small Company Series	2,594,454,385
The Asia Pacific Small Company Series	1,473,667,297
The United Kingdom Small Company Series	1,433,750,615
The Continental Small Company Series	4,670,799,790

Federal Tax Cost
The Canadian Small Company Series	$1,305,224,928
The Emerging Markets Series	3,383,040,234
The Emerging Markets Small Cap Series	2,298,261,469
OTHER
The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims, if any, against the Series and the Trust, individually or in aggregate, will not have a material adverse impact on the Series’ and the Trust’s financial position or results of operations, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
SUBSEQUENT EVENT EVALUATIONS
Management has evaluated the impact of all subsequent events on the Series through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.